                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21482
                                    ---------------------------------------

                          SunAmerica Specialty Series
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

            Harborside 5, 185 Hudson Street, Jersey City, NJ 07311
--------------------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                                 Harborside 5,
                              185 Hudson Street,
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    (201) 324-6414
                                                      ------------------------

Date of fiscal year end:   October 31
                          ------------------------

Date of reporting period:        October 31, 2018
                               ------------------------

Item 1. Reports to Stockholders

        2018 ANNUAL REPORT

                          SunAmerica Specialty Series


Commodity Strategy Fund
ESG Dividend Fund
Focused Alpha Large-Cap Fund
Focused Multi-Cap Growth Fund
Income Explorer Fund
Small-Cap Fund




                                    [GRAPHIC]



[LOGO]

                        Table of Contents


      A MESSAGE FROM THE PRESIDENT................................      2
      EXPENSE EXAMPLE.............................................      4
      STATEMENT OF ASSETS AND LIABILITIES.........................      6
      STATEMENT OF OPERATIONS.....................................      8
      STATEMENT OF CHANGES IN NET ASSETS..........................     10
      FINANCIAL HIGHLIGHTS........................................     12
      PORTFOLIO OF INVESTMENTS....................................     18
      NOTES TO FINANCIAL STATEMENTS...............................     65
      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....     90
      APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT
      AGREEMENTS AND SUBADVISORY AGREEMENTS.......................     91
      TRUSTEE AND OFFICER INFORMATION.............................     96
      SHAREHOLDER TAX INFORMATION.................................     99
      COMPARISONS: FUNDS vs. INDICES..............................    101
      SUPPLEMENTS TO THE PROSPECTUS...............................    120

        A Message from the President -- (unaudited)

Dear Shareholders:

We are pleased to present this annual update for the SunAmerica Specialty Series, including AIG Commodity Strategy Fund, AIG ESG Dividend Fund, AIG Focused Alpha Large-Cap Fund, AIG Focused Multi-Cap Growth Fund, AIG Income Explorer Fund and AIG Small-Cap Fund (the "Funds"), for the 12-month period ended October 31, 2018.

Overall, the 12 months ended October 31, 2018 was a period wherein global equity markets showed modestly positive gains, while global fixed income markets and commodities struggled, generating negative absolute returns, all against a backdrop of economic expansion and rising interest rates, especially in the U.S.

With the exception of a two-month span of volatility in February and March 2018, global equity markets maintained an upward trajectory though much of the annual period, reaching new highs in late September. Robust corporate earnings, low unemployment levels and strong economic growth fueled the bull market run, offsetting challenges arising from trade tensions and other geopolitical concerns, interest rate increases and persistent turmoil in Washington, D.C. Market volatility returned in October 2018, as investors reacted to a more hawkish tone from the U.S. Federal Reserve (the "Fed"), speculation about the impact both in the U.S. and globally of the ongoing trade war and uncertainty surrounding the U.S. midterm elections in early November 2018. The Fed raised interest rates three times during the annual period as part of its normalization of monetary policy. Slowing economic growth outside the U.S., including a disappointing economic outlook from China, and softer third quarter 2018 corporate earnings guidance from a number of U.S. companies further exacerbated the volatility late in the annual period. Global equities posted their worst monthly performance in October 2018 since May 2010.

Commodities rallied through most of the annual period, led by strength in the energy sector. However, in October 2018, commodities declined significantly, as positive returns from precious metals and agriculture and livestock were unable to offset poor results in energy and industrial metals. Energy suffered its worst results in more than two years but remained the only positive performer within the asset class for the annual period overall. Industrial metals was the weakest commodity sector for the annual period in the wake of increased global trade tensions.

During the annual period overall, developed market equities, as measured by the MSCI World Index,/*/ substantially outperformed emerging market equities, as measured by the MSCI Emerging Markets Index./*/ Among the developed markets, U.S. equities, as measured by the S&P 500 Index,/*/ significantly outperformed non-U.S. equities, as measured by the MSCI EAFE Index./*/ Within the U.S. equity market, large-cap stocks performed best, followed at some distance by mid-cap stocks and then small-cap stocks. Growth stocks significantly outpaced value stocks across the capitalization spectrum.

Within the fixed income asset class, emerging markets debt and U.S. investment grade corporate bonds were among the weakest performing sectors. Mortgage-backed securities posted a negative return but outperformed U.S. Treasuries. U.S. high yield corporate bonds and asset-backed securities posted modestly positive returns for the annual period. In the U.S., the yield curve, or spectrum of maturities, flattened, as yields on shorter-term maturities, which were heavily influenced by Fed interest rate increases, generally rose more than yields on intermediate- and longer-term maturities. The 10-year U.S. Treasury yield ended the annual period at approximately 3.15%.

On the following pages, you will find the financial statements and portfolio information for each of the Funds for the annual period ended October 31, 2018. You will also find a comprehensive review of the portfolios' performance and management strategies over the same annual period.

Thank you for being a part of the SunAmerica Specialty Series Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC
--------
Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

* The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of 23 developed markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of 23 emerging markets. The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely-recognized as representative of the performance of the U.S. stock market. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the US & Canada. Indices are not managed and an investor cannot invest directly into an index.

The AIG Commodity Strategy Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities. Investors should consider buying shares of the AIG Commodity Strategy Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the AIG Commodity Strategy Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the AIG Commodity Strategy Fund's investments in commodity-linked derivative instruments.
The risks associated with the use of futures contracts by the AIG Commodity Strategy Fund include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Investments that provide exposure to foreign markets involve special risks, such as currency fluctuations, differing financial reporting and regulatory standards, and economic and political instability. These risks are highlighted when the issuer is in an emerging market. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from futures instruments that are tied to foreign instruments or currencies. The Fund also has exposure to the commodities markets, which may subject it to greater volatility than investments in traditional securities. The AIG Commodity Strategy Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by the U.S. government and its agencies, and may also invest in other high-quality, short-term securities ("money market instruments"). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments. The Fund's investments in repurchase agreements involve certain risks involving the default or insolvency of the seller and counterparty risk (i.e., the risk that the counterparty will not perform its obligations). The Fund's returns are expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund. Active trading of the Fund's portfolio may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. Active trading may also result in increased tax liability for Fund shareholders. Investors should note that the ability of the subadviser to successfully implement the Fund's strategies, including the proprietary investment processes used by the subadviser, will influence the performance of the Fund significantly.
Focused funds are less diversified than typical mutual funds; therefore, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies, and may have fewer resources and a greater risk of business failure than do large companies.

        SunAmerica Specialty Series
        EXPENSE EXAMPLE -- October 31, 2018 -- (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund (each a "Fund" and collectively, the "Funds") in the SunAmerica Specialty Series (the "Trust"), you may incur two types of costs:
(1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and account maintenance fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at May 1, 2018 and held until October 31, 2018.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended October 31, 2018" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended October 31, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended October 31, 2018" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended October 31, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended October 31, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended
October 31, 2018" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended October 31, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        SunAmerica Specialty Series
        EXPENSE EXAMPLE -- October 31, 2018 -- (unaudited) (continued)


                                                 Actual                                            Hypothetical
                             ----------------------------------------------- ----------------------------------------------
                                                                                           Ending Account
                                            Ending Account   Expenses Paid                  Value Using a   Expenses Paid
                               Beginning     Value Using       During the      Beginning   Hypothetical 5%    During the
                             Account Value Actual Return at Six Months Ended Account Value  Annual Return  Six Months Ended
                               at May 1,     October 31,      October 31,      at May 1,   at October 31,    October 31,
                                 2018            2018            2018*           2018           2018            2018*
                             ------------- ---------------- ---------------- ------------- --------------- ----------------
AIG Commodity Strategy
 Fund@
  Class A#..................   $1,000.00      $  914.55          $ 8.30        $1,000.00      $1,016.53         $ 8.74
  Class C#..................   $1,000.00      $  910.86          $11.41        $1,000.00      $1,013.26         $12.03
  Class W#..................   $1,000.00      $  914.36          $ 7.33        $1,000.00      $1,017.54         $ 7.73
AIG ESG Dividend Fund
  Class A#..................   $1,000.00      $1,031.81          $ 6.40        $1,000.00      $1,018.90         $ 6.36
  Class C#..................   $1,000.00      $1,028.45          $ 9.71        $1,000.00      $1,015.63         $ 9.65
  Class W#..................   $1,000.00      $1,032.85          $ 5.38        $1,000.00      $1,019.91         $ 5.35
AIG Focused Alpha Large-Cap
 Fund
  Class A...................   $1,000.00      $1,040.74          $ 8.38        $1,000.00      $1,016.99         $ 8.29
  Class C...................   $1,000.00      $1,037.20          $11.86        $1,000.00      $1,013.56         $11.72
  Class W#..................   $1,000.00      $1,041.53          $ 7.82        $1,000.00      $1,017.54         $ 7.73
AIG Focused Multi-Cap
 Growth Fund
  Class A...................   $1,000.00      $1,003.93          $ 8.28        $1,000.00      $1,016.94         $ 8.34
  Class C...................   $1,000.00      $1,000.69          $11.70        $1,000.00      $1,013.51         $11.77
  Class W...................   $1,000.00      $1,005.17          $ 7.33        $1,000.00      $1,017.90         $ 7.38
AIG Income Explorer Fund
  Class A#..................   $1,000.00      $  952.29          $ 8.46        $1,000.00      $1,016.53         $ 8.74
  Class C#..................   $1,000.00      $  949.00          $11.64        $1,000.00      $1,013.26         $12.03
  Class W#..................   $1,000.00      $  953.25          $ 7.48        $1,000.00      $1,017.54         $ 7.73
AIG Small-Cap Fund
  Class A#..................   $1,000.00      $1,017.09          $ 8.74        $1,000.00      $1,016.53         $ 8.74
  Class C#..................   $1,000.00      $1,013.80          $12.03        $1,000.00      $1,013.26         $12.03
  Class W#..................   $1,000.00      $1,018.53          $ 7.73        $1,000.00      $1,017.54         $ 7.73

                             ----------



                             Annualized
                              Expense
                               Ratio*
                             ----------
AIG Commodity Strategy
 Fund@
  Class A#..................    1.72%
  Class C#..................    2.37%
  Class W#..................    1.52%
AIG ESG Dividend Fund
  Class A#..................    1.25%
  Class C#..................    1.90%
  Class W#..................    1.05%
AIG Focused Alpha Large-Cap
 Fund
  Class A...................    1.63%
  Class C...................    2.31%
  Class W#..................    1.52%
AIG Focused Multi-Cap
 Growth Fund
  Class A...................    1.64%
  Class C...................    2.32%
  Class W...................    1.45%
AIG Income Explorer Fund
  Class A#..................    1.72%
  Class C#..................    2.37%
  Class W#..................    1.52%
AIG Small-Cap Fund
  Class A#..................    1.72%
  Class C#..................    2.37%
  Class W#..................    1.52%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days (to reflect the one-half year period).
   These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan document and/or materials from your financial adviser, for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended October 31, 2018" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended October 31, 2018" and the "Annualized Expense Ratio" would have been lower.
@  Consolidated (see Note 2 to Notes to Financial Statements)

        SunAmerica Specialty Series
        STATEMENT OF ASSETS AND LIABILITIES -- October 31, 2018

                                                                                                AIG          AIG
                                                                        AIG        AIG        Focused      Focused       AIG
                                                                     Commodity     ESG         Alpha      Multi-Cap     Income
                                                                     Strategy    Dividend    Large-Cap     Growth      Explorer
                                                                       Fund#       Fund        Fund         Fund         Fund
                                                                    ----------- ----------- ------------ ------------ -----------
ASSETS:
Investments at value (unaffiliated)*............................... $18,380,530 $25,539,727 $603,686,070 $584,032,709 $53,860,957
Repurchase agreements (cost approximates value)....................  16,580,000     190,000           --           --          --
Cash...............................................................       3,767         131   46,734,969   77,785,547     924,506
Foreign cash*......................................................          --          --           --           --      98,936
Receivable for:
  Shares of beneficial interest sold...............................          81     143,523      232,920      577,467       5,487
  Dividends and interest...........................................       6,283      48,238      366,441           --     295,238
  Investments sold.................................................          --          --           --           --          --
Other receivables..................................................          --          --      645,716           --          --
Prepaid expenses and other assets..................................       5,374       1,298        5,652        5,573       5,247
Cash collateral for futures contracts..............................   1,328,960          --           --           --          --
Due from broker....................................................   1,197,000          --           --           --          --
Due from investment adviser for expense reimbursements/fee waivers.      56,685      47,943           --           --      34,521
Variation margin on futures contracts..............................     113,133          --           --           --          --
                                                                    ----------- ----------- ------------ ------------ -----------
  Total assets.....................................................  37,671,813  25,970,860  651,671,768  662,401,296  55,224,892
                                                                    ----------- ----------- ------------ ------------ -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed...........................     164,286      25,328      379,303      430,129      42,051
  Investments purchased............................................          --          --   22,232,649   22,602,966          --
  Investments purchased on an extended settlement basis............          --          --           --           --      49,970
  Payments on swap contracts.......................................     320,148          --           --           --          --
  Investment advisory and management fees..........................      26,549      16,567      548,195      556,641      47,883
  Distribution and account maintenance fees........................      12,040       7,520      208,567      220,317      18,225
  Transfer agent fees and expenses.................................       9,926       5,869      164,003      173,817      12,161
  Trustees' fees and expenses......................................         122          75        1,738        1,651          94
  Other accrued expenses...........................................     122,663      60,562      243,701      234,556      61,573
  Due to investment adviser from expense recoupment................          --          --        1,317           --          --
  Call and put options written, at value@..........................          10          --           --           --          --
Variation margin on futures contracts..............................     257,900          --           --           --          --
Due to broker......................................................     120,000          --           --           --          --
Due to custodian...................................................     219,555          --           --           --          --
Unrealized depreciation on swap contracts..........................      36,027          --           --           --          --
                                                                    ----------- ----------- ------------ ------------ -----------
  Total liabilities................................................   1,289,226     115,921   23,779,473   24,220,077     231,957
                                                                    ----------- ----------- ------------ ------------ -----------
NET ASSETS......................................................... $36,382,587 $25,854,939 $627,892,295 $638,181,219 $54,992,935
                                                                    =========== =========== ============ ============ ===========


                                                                        AIG
                                                                     Small-Cap
                                                                       Fund
                                                                    -----------
ASSETS:
Investments at value (unaffiliated)*............................... $64,791,168
Repurchase agreements (cost approximates value)....................   4,865,000
Cash...............................................................     295,621
Foreign cash*......................................................          --
Receivable for:
  Shares of beneficial interest sold...............................     136,022
  Dividends and interest...........................................      20,856
  Investments sold.................................................   1,136,685
Other receivables..................................................          --
Prepaid expenses and other assets..................................       5,460
Cash collateral for futures contracts..............................          33
Due from broker....................................................          --
Due from investment adviser for expense reimbursements/fee waivers.      58,772
Variation margin on futures contracts..............................          --
                                                                    -----------
  Total assets.....................................................  71,309,617
                                                                    -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed...........................      27,467
  Investments purchased............................................     745,098
  Investments purchased on an extended settlement basis............          --
  Payments on swap contracts.......................................          --
  Investment advisory and management fees..........................      61,506
  Distribution and account maintenance fees........................      20,385
  Transfer agent fees and expenses.................................      16,639
  Trustees' fees and expenses......................................         167
  Other accrued expenses...........................................      61,728
  Due to investment adviser from expense recoupment................          --
  Call and put options written, at value@..........................          --
Variation margin on futures contracts..............................         350
Due to broker......................................................          --
Due to custodian...................................................          --
Unrealized depreciation on swap contracts..........................          --
                                                                    -----------
  Total liabilities................................................     933,340
                                                                    -----------
NET ASSETS......................................................... $70,376,277
                                                                    ===========

--------
#  Consolidated (see Note 2)

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF ASSETS AND LIABILITIES -- October 31, 2018 -- (continued)

                                                                                                        AIG          AIG
                                                                               AIG         AIG        Focused      Focused
                                                                            Commodity      ESG         Alpha      Multi-Cap
                                                                            Strategy     Dividend    Large-Cap     Growth
                                                                              Fund#        Fund        Fund         Fund
                                                                          ------------  ----------- ------------ ------------
NET ASSETS REPRESENTED BY:
Paid-in capital.......................................................... $133,738,002  $24,237,336 $411,017,558 $388,038,954
Total distributable earnings (loss)......................................  (97,355,415)   1,617,603  216,874,737  250,142,265
                                                                          ------------  ----------- ------------ ------------
Net assets............................................................... $ 36,382,587  $25,854,939 $627,892,295 $638,181,219
                                                                          ============  =========== ============ ============
*Cost
  Investments (unaffiliated)............................................. $ 18,436,114  $25,872,585 $489,768,064 $449,653,734
                                                                          ============  =========== ============ ============
  Foreign cash........................................................... $         --  $        -- $         -- $         --
                                                                          ============  =========== ============ ============
  @Premiums received on options written.................................. $        902  $        -- $         -- $         --
                                                                          ============  =========== ============ ============

Class A (unlimited shares authorized):
Net assets............................................................... $ 32,601,991  $22,972,745 $572,092,073 $493,050,903
Shares of beneficial interest issued and outstanding.....................    4,762,615    1,446,337   18,206,659   16,095,294
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)....................................... $       6.85  $     15.88 $      31.42 $      30.63
Maximum sales charge (5.75% of offering price)...........................         0.42         0.97         1.92         1.87
                                                                          ------------  ----------- ------------ ------------
Maximum offering price to public......................................... $       7.27  $     16.85 $      33.34 $      32.50
                                                                          ============  =========== ============ ============
Class C (unlimited shares authorized):
Net assets............................................................... $  1,907,908  $   383,821 $ 35,560,552 $ 68,172,882
Shares of beneficial interest issued and outstanding.....................      291,702       24,195    1,192,081    2,350,584
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charge)............................ $       6.54  $     15.86 $      29.83 $      29.00
                                                                          ============  =========== ============ ============
Class W (unlimited shares authorized):
Net assets............................................................... $  1,872,688  $ 2,498,373 $ 20,239,670 $ 76,957,434
Shares of beneficial interest issued and outstanding.....................      269,821      157,223      635,533    2,473,616
Net asset value, offering and redemption price per share................. $       6.94  $     15.89 $      31.85 $      31.11
                                                                          ============  =========== ============ ============

                                                                              AIG
                                                                             Income        AIG
                                                                            Explorer    Small-Cap
                                                                              Fund        Fund
                                                                          -----------  -----------
NET ASSETS REPRESENTED BY:
Paid-in capital.......................................................... $57,992,049  $57,930,098
Total distributable earnings (loss)......................................  (2,999,114)  12,446,179
                                                                          -----------  -----------
Net assets............................................................... $54,992,935  $70,376,277
                                                                          ===========  ===========
*Cost
  Investments (unaffiliated)............................................. $57,336,124  $58,322,268
                                                                          ===========  ===========
  Foreign cash........................................................... $   100,492  $        --
                                                                          ===========  ===========
  @Premiums received on options written.................................. $        --  $        --
                                                                          ===========  ===========

Class A (unlimited shares authorized):
Net assets............................................................... $44,413,028  $50,470,808
Shares of beneficial interest issued and outstanding.....................   3,039,939    2,651,001
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)....................................... $     14.61  $     19.04
Maximum sales charge (5.75% of offering price)...........................        0.89         1.16
                                                                          -----------  -----------
Maximum offering price to public......................................... $     15.50  $     20.20
                                                                          ===========  ===========
Class C (unlimited shares authorized):
Net assets............................................................... $ 4,360,181  $ 3,099,449
Shares of beneficial interest issued and outstanding.....................     298,957      168,774
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charge)............................ $     14.58  $     18.36
                                                                          ===========  ===========
Class W (unlimited shares authorized):
Net assets............................................................... $ 6,219,726  $16,806,020
Shares of beneficial interest issued and outstanding.....................     425,753      873,618
Net asset value, offering and redemption price per share................. $     14.61  $     19.24
                                                                          ===========  ===========

--------
#  Consolidated (see Note 2)

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF OPERATIONS -- For the period ended October 31, 2018

                                                                      AIG          AIG
                                               AIG        AIG       Focused      Focused       AIG
                                            Commodity     ESG        Alpha      Multi-Cap     Income        AIG
                                            Strategy    Dividend   Large-Cap     Growth      Explorer    Small-Cap
                                              Fund#       Fund       Fund         Fund         Fund        Fund
                                           ----------  ---------  -----------  -----------  ----------  ----------
INVESTMENT INCOME:
Dividends (unaffiliated).................. $       --  $ 824,478  $ 9,418,447  $ 3,909,159  $2,216,473  $  487,278
Interest (unaffiliated)...................    624,112        999       13,961       38,809     529,406      20,789
                                           ----------  ---------  -----------  -----------  ----------  ----------
   Total investment income*...............    624,112    825,477    9,432,408    3,947,968   2,745,879     508,067
                                           ----------  ---------  -----------  -----------  ----------  ----------
EXPENSES:
 Investment advisory and management fees..    473,207    200,841    6,548,986    6,438,577     500,158     675,666
 Distribution and account maintenance
   fees:
   Class A................................    121,616     83,992    1,909,376    1,722,992     132,977     183,058
   Class C................................     23,142        222      680,725      790,602      52,328      23,624
 Service fees:
   Class W................................      3,046      2,567       26,935       93,387       9,713      18,252
 Transfer agent fees and expenses:
   Class A................................     82,430     55,360    1,347,156    1,233,233      86,631     121,351
   Class C................................      6,953      1,713      168,437      190,416      13,281       7,499
   Class W................................      5,507      4,576       41,464      138,161      15,374      28,310
 Registration fees:
   Class A................................     17,371     19,914       37,952       40,046      27,801      27,158
   Class C................................     14,090     11,312       20,953       18,691      15,632      14,567
   Class W................................     13,663     11,336       14,770       16,315      16,559      21,808
 Custodian and accounting fees............    135,896     29,171       75,696       74,216      33,452      67,310
 Reports to shareholders..................     26,089     20,982      139,487      131,316      26,908      29,663
 Audit and tax fees.......................     75,542     64,817       36,339       36,353      54,440      33,583
 Legal fees...............................     26,329     17,256       42,151       41,645      24,144      19,043
 Trustees' fees and expenses..............      2,044      1,353       33,258       32,124       2,410       3,292
 Deferred offering costs..................         --     10,954           --           --          --          --
 Interest expense.........................         --         --        2,083        2,065         349       7,264
 Other expenses...........................     17,278     17,324       30,166       29,683      27,267      58,928
                                           ----------  ---------  -----------  -----------  ----------  ----------
   Total expenses before fee waivers,
    expense reimbursements, expense
    recoupments and fees paid indirectly..  1,044,203    553,690   11,155,934   11,029,822   1,039,424   1,340,376
   Fees waived and expenses reimbursed
    by investment advisor (see Note 4)....   (354,057)  (219,866)         562           --    (158,044)   (178,778)
   Fees paid indirectly (see Note 9)......         --         --      (14,013)     (29,341)         --          --
                                           ----------  ---------  -----------  -----------  ----------  ----------
   Net expenses...........................    690,146    333,824   11,142,483   11,000,481     881,380   1,161,598
                                           ----------  ---------  -----------  -----------  ----------  ----------
Net investment income (loss)..............    (66,034)   491,653   (1,710,075)  (7,052,513)  1,864,499    (653,531)
                                           ----------  ---------  -----------  -----------  ----------  ----------

--------
#  Consolidated (see Note 2)

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF OPERATIONS -- For the period ended October 31, 2018 -- (continued)

                                                                                                                AIG
                                                                                     AIG          AIG         Focused
                                                                                  Commodity       ESG          Alpha
                                                                                  Strategy      Dividend     Large-Cap
                                                                                    Fund#         Fund         Fund
                                                                                 -----------  -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments (unaffiliated)................................................... $   (62,939) $ 1,966,682  $104,669,184
   Futures contracts............................................................     714,477           --            --
   Forward contracts............................................................          --           --            --
   Swap contracts...............................................................    (729,534)          --            --
   Written options contracts....................................................      15,128           --            --
Net realized gain (loss) on disposal of investments in violation of investments
 restrictions (Note 4)..........................................................          --      (14,608)           --
Net increase from reimbursement of investment violation (Note 4)................          --       14,608            --
Net realized foreign exchange gain (loss) on other assets and liabilities.......          26           --        (2,228)
                                                                                 -----------  -----------  ------------
Net realized gain (loss) on investments and foreign currencies..................     (62,842)   1,966,682   104,666,956
                                                                                 -----------  -----------  ------------
Change in unrealized appreciation (depreciation) on:
   Investments (unaffiliated)...................................................     121,986   (1,488,613)  (56,096,952)
   Futures contracts............................................................  (1,537,358)          --            --
   Forward contracts............................................................          --           --            --
   Swap contracts...............................................................     (30,625)          --            --
   Written options contracts....................................................       1,972           --            --
Net increase from reimbursement of investment violation (Note 4)................          --      150,670            --
Change in net unrealized foreign exchange gain (loss) on other assets and
 liabilities....................................................................          --           --            --
                                                                                 -----------  -----------  ------------
Net unrealized gain (loss) on investments and foreign currencies................  (1,444,025)  (1,337,943)  (56,096,952)
                                                                                 -----------  -----------  ------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.....................................................................  (1,506,867)     628,739    48,570,004
                                                                                 -----------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................................... $(1,572,901) $ 1,120,392  $ 46,859,929
                                                                                 ===========  ===========  ============
*Net of foreign withholding taxes on interest and dividends of.................. $        --  $        --  $    138,126
                                                                                 ===========  ===========  ============

                                                                                      AIG
                                                                                    Focused        AIG
                                                                                   Multi-Cap      Income        AIG
                                                                                    Growth       Explorer    Small-Cap
                                                                                     Fund          Fund        Fund
                                                                                 ------------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments (unaffiliated)................................................... $124,402,736  $   543,895  $ 7,212,783
   Futures contracts............................................................           --           --      409,520
   Forward contracts............................................................           --       17,067           --
   Swap contracts...............................................................           --           --           --
   Written options contracts....................................................           --           --           --
Net realized gain (loss) on disposal of investments in violation of investments
 restrictions (Note 4)..........................................................           --           --           --
Net increase from reimbursement of investment violation (Note 4)................           --           --           --
Net realized foreign exchange gain (loss) on other assets and liabilities.......           --       (3,156)           1
                                                                                 ------------  -----------  -----------
Net realized gain (loss) on investments and foreign currencies..................  124,402,736      557,806    7,622,304
                                                                                 ------------  -----------  -----------
Change in unrealized appreciation (depreciation) on:
   Investments (unaffiliated)...................................................  (88,684,131)  (4,500,650)  (3,979,599)
   Futures contracts............................................................           --           --     (676,335)
   Forward contracts............................................................           --       (1,953)          --
   Swap contracts...............................................................           --           --           --
   Written options contracts....................................................           --           --           --
Net increase from reimbursement of investment violation (Note 4)................           --           --           --
Change in net unrealized foreign exchange gain (loss) on other assets and
 liabilities....................................................................           --       (3,357)          --
                                                                                 ------------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies................  (88,684,131)  (4,505,960)  (4,655,934)
                                                                                 ------------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.....................................................................   35,718,605   (3,948,154)   2,966,370
                                                                                 ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................................... $ 28,666,092  $(2,083,655) $ 2,312,839
                                                                                 ============  ===========  ===========
*Net of foreign withholding taxes on interest and dividends of.................. $         --  $    59,677  $        65
                                                                                 ============  ===========  ===========

--------
#  Consolidated (see Note 2)

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF CHANGES IN NET ASSETS

                                                                          AIG Commodity
                                                                         Strategy Fund#         AIG ESG Dividend Fund
                                                                    ------------------------  -------------------------
                                                                                                             For the
                                                                                                              period
                                                                                                           December 16,
                                                                      For the      For the      For the       2016@
                                                                    year ended   year ended   year ended     through
                                                                    October 31,  October 31,  October 31,  October 31,
                                                                       2018         2017         2018          2017
                                                                    -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..................................... $   (66,034) $  (402,621) $   491,653  $   323,474
  Net realized gain (loss) on investments and foreign currencies...     (62,842)      92,916    1,966,682      132,803
  Net unrealized gain (loss) on investments and foreign currencies.  (1,444,025)     682,430   (1,337,943)   1,005,085
                                                                    -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from operations....  (1,572,901)     372,725    1,120,392    1,461,362
                                                                    -----------  -----------  -----------  -----------

Distributions to shareholders from(1):
  Distributable earnings (Class A).................................     (61,011)          --     (926,828)          --
  Distributable earnings (Class C).................................          --           --      (10,033)          --
  Distributable earnings (Class W).................................      (6,043)          --      (44,270)          --
                                                                    -----------  -----------  -----------  -----------
Total distributions to shareholders................................     (67,054)          --     (981,131)          --
                                                                    -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from capital share
 transactions (see Note 7).........................................  (1,398,356)  (1,616,036)      85,994   24,168,322
                                                                    -----------  -----------  -----------  -----------
Total increase (decrease) in net assets............................  (3,038,311)  (1,243,311)     225,255   25,629,684

NET ASSETS:
Beginning of period................................................  39,420,898   40,664,209   25,629,684           --
                                                                    -----------  -----------  -----------  -----------
End of period...................................................... $36,382,587  $39,420,898  $25,854,939  $25,629,684
                                                                    ===========  ===========  ===========  ===========

                                                                         AIG Focused Alpha
                                                                          Large-Cap Fund
                                                                    --------------------------



                                                                       For the       For the
                                                                     year ended    year ended
                                                                     October 31,   October 31,
                                                                        2018          2017
                                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..................................... $ (1,710,075) $ (2,240,749)
  Net realized gain (loss) on investments and foreign currencies...  104,666,956    60,331,617
  Net unrealized gain (loss) on investments and foreign currencies.  (56,096,952)  114,209,450
                                                                    ------------  ------------
Net increase (decrease) in net assets resulting from operations....   46,859,929   172,300,318
                                                                    ------------  ------------

Distributions to shareholders from(1):
  Distributable earnings (Class A).................................  (42,929,817)           --
  Distributable earnings (Class C).................................  (10,460,288)           --
  Distributable earnings (Class W).................................   (1,279,042)           --
                                                                    ------------  ------------
Total distributions to shareholders................................  (54,669,147)           --
                                                                    ------------  ------------
Net increase (decrease) in net assets resulting from capital share
 transactions (see Note 7).........................................   (3,586,898)  (60,788,856)
                                                                    ------------  ------------
Total increase (decrease) in net assets............................  (11,396,116)  111,511,462

NET ASSETS:
Beginning of period................................................  639,288,411   527,776,949
                                                                    ------------  ------------
End of period...................................................... $627,892,295  $639,288,411
                                                                    ============  ============

#  Consolidated (see Note 2)
@  Commencement of operations.
(1)The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the October 31, 2017 annual report.

Distributions to shareholders from:
  Net investment income (Class A)............   $          --      $          --      $           --
  Net investment income (Class C)............              --                 --                  --
  Net investment income (Class W)............              --                 --                  --
  Net realized gain on investments (Class A).              --                 --                  --
  Net realized gain on investments (Class C).              --                 --                  --
  Net realized gain on investments (Class W).              --                 --                  --
                                                -------------      -------------      --------------
Total distributions to shareholders..........   $          --      $          --      $           --
                                                -------------      -------------      --------------

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                       AIG Focused Multi-Cap
                                                                            Growth Fund         AIG Income Explorer Fund
                                                                    --------------------------  ------------------------
                                                                       For the       For the      For the      For the
                                                                     year ended    year ended   year ended   year ended
                                                                     October 31,   October 31,  October 31,  October 31,
                                                                        2018          2017         2018         2017
                                                                    ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..................................... $ (7,052,513) $ (5,284,184) $ 1,864,499  $ 1,380,853
  Net realized gain (loss) on investments and foreign currencies...  124,402,736    51,767,743      557,806    1,383,523
  Net unrealized gain (loss) on investments and foreign currencies.  (88,684,131)  110,141,740   (4,505,960)   1,045,481
                                                                    ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from operations....   28,666,092   156,625,299   (2,083,655)   3,809,857
                                                                    ------------  ------------  -----------  -----------
Distributions to shareholders from(1):
  Distributable earnings (Class A).................................  (37,619,171)   (5,975,560)  (1,683,253)    (994,077)
  Distributable earnings (Class C).................................   (7,778,934)   (1,357,932)    (193,863)    (131,857)
  Distributable earnings (Class W).................................   (3,879,281)     (426,999)    (303,598)     (90,675)
                                                                    ------------  ------------  -----------  -----------
Total distributions to shareholders................................  (49,277,386)   (7,760,491)  (2,180,714)  (1,212,609)
                                                                    ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from capital share
 transactions (see Note 7).........................................   65,890,995   (37,654,310)  14,751,199   15,906,209
                                                                    ------------  ------------  -----------  -----------
Total increase (decrease) in net assets............................   45,279,701   111,210,498   10,486,830   18,499,457

NET ASSETS:
Beginning of period................................................  592,901,518   481,691,020   44,506,105   26,006,648
                                                                    ------------  ------------  -----------  -----------
End of period...................................................... $638,181,219  $592,901,518  $54,992,935  $44,506,105
                                                                    ============  ============  ===========  ===========

                                                                       AIG Small-Cap Fund
                                                                    ------------------------
                                                                      For the      For the
                                                                    year ended   year ended
                                                                    October 31,  October 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..................................... $  (653,531) $  (419,650)
  Net realized gain (loss) on investments and foreign currencies...   7,622,304    6,428,333
  Net unrealized gain (loss) on investments and foreign currencies.  (4,655,934)   8,391,818
                                                                    -----------  -----------
Net increase (decrease) in net assets resulting from operations....   2,312,839   14,400,501
                                                                    -----------  -----------
Distributions to shareholders from(1):
  Distributable earnings (Class A).................................  (4,732,978)  (1,389,064)
  Distributable earnings (Class C).................................    (210,588)     (29,030)
  Distributable earnings (Class W).................................    (849,123)     (13,932)
                                                                    -----------  -----------
Total distributions to shareholders................................  (5,792,689)  (1,432,026)
                                                                    -----------  -----------
Net increase (decrease) in net assets resulting from capital share
 transactions (see Note 7).........................................  15,298,243    1,698,979
                                                                    -----------  -----------
Total increase (decrease) in net assets............................  11,818,393   14,667,454

NET ASSETS:
Beginning of period................................................  58,557,884   43,890,430
                                                                    -----------  -----------
End of period...................................................... $70,376,277  $58,557,884
                                                                    ===========  ===========

(1)The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the October 31, 2017 annual report.

Distributions to shareholders from:
  Net investment income (Class A)............   $           --      $    (994,077)   $          --
  Net investment income (Class C)............               --           (131,857)              --
  Net investment income (Class W)............               --            (90,675)              --
  Net realized gain on investments (Class A).       (5,975,560)                --       (1,389,064)
  Net realized gain on investments (Class C).       (1,357,932)                --          (29,030)
  Net realized gain on investments (Class W).         (426,999)                --          (13,932)
                                                --------------      -------------    -------------
Total distributions to shareholders..........   $   (7,760,491)     $  (1,216,609)   $  (1,432,026)
                                                --------------      -------------    -------------

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS

                                   Net gain
                                   (loss) on
                Net               investments                                              Net                  Net
               Asset                 (both               Dividends  Distributions         Asset               Assets
               Value      Net      realized   Total from  from net      from       Total  Value               end of
             beginning investment     and     investment investment net realized  Distri- end of   Total      period
Period Ended of period income(1)  unrealized) operations   income       gains     butions period Return(2)    (000's)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------    -------
                                                               AIG COMMODITY STRATEGY FUND#
                                                               ----------------------------
                                                                          Class A
                                                                          -------
  10/31/14     $7.89     $(0.07)    $(0.08)     $(0.15)    $   --        $--      $   --  $7.74    (1.90)%(4) $45,829
  10/31/15      7.74      (0.09)     (0.25)      (0.34)        --         --          --   7.40    (4.39)      35,472
  10/31/16      7.40      (0.10)     (0.22)      (0.32)        --         --          --   7.08    (4.32)      35,228
  10/31/17      7.08      (0.07)      0.12        0.05         --         --          --   7.13     0.71       35,015
  10/31/18      7.13      (0.01)     (0.26)      (0.27)     (0.01)        --       (0.01)  6.85    (3.75)      32,602
                                                                          Class C
                                                                          -------
  10/31/14     $7.77     $(0.13)    $(0.06)     $(0.19)    $   --        $--      $   --  $7.58    (2.45)%(4) $ 9,153
  10/31/15      7.58      (0.13)     (0.25)      (0.38)        --         --          --   7.20    (5.01)       5,272
  10/31/16      7.20      (0.14)     (0.22)      (0.36)        --         --          --   6.84    (5.00)       3,478
  10/31/17      6.84      (0.11)      0.12        0.01         --         --          --   6.85     0.15        2,755
  10/31/18      6.85      (0.06)     (0.25)      (0.31)        --         --          --   6.54    (4.53)       1,908
                                                                          Class W
                                                                          -------
  10/31/14     $7.94     $(0.06)    $(0.08)     $(0.14)    $   --        $--      $   --  $7.80    (1.76)%(4) $ 9,977
  10/31/15      7.80      (0.07)     (0.26)      (0.33)        --         --          --   7.47    (4.23)       2,979
  10/31/16      7.47      (0.09)     (0.21)      (0.30)        --         --          --   7.17    (4.02)       1,958
  10/31/17      7.17      (0.06)      0.12        0.06         --         --          --   7.23     0.84        1,651
  10/31/18      7.23       0.01      (0.27)      (0.26)     (0.03)        --       (0.03)  6.94    (3.64)       1,873

                  Ratio
                 of net
  Ratio of     investment
  expenses      income to
 to average      average    Portfolio
net assets(3) net assets(3) Turnover
------------- ------------- ---------




    1.72%         (0.91)%      16%
    1.72          (1.12)       54
    1.72          (1.40)       50
    1.73          (0.98)       49
    1.72          (0.14)        1


    2.37%         (1.56)%      16%
    2.37          (1.77)       54
    2.37          (2.06)       50
    2.38          (1.65)       49
    2.37          (0.83)        1


    1.52%         (0.73)%      16%
    1.52          (0.91)       54
    1.52          (1.21)       50
    1.53          (0.79)       49
    1.52           0.08         1

--------
#  Consolidated (see Note 2)
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/14 10/31/15 10/31/16 10/31/17 10/31/18
                                         -------- -------- -------- -------- --------
Commodity Strategy Fund Class A.........   0.49%    0.82%    0.85%    0.92%    0.83%
Commodity Strategy Fund Class C.........   0.59     0.92     1.21     1.25     1.45
Commodity Strategy Fund Class W.........   0.65     0.84     1.48     1.52     1.49

(4)The Fund's performance figure was increased by 0.69% for Class A, Class C and Class W, from a reimbursement by an affiliate.

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net               Net
               Asset                 (both               Dividends  Distributions         Asset            Assets    Ratio of
               Value      Net      realized   Total from  from net      from       Total  Value            end of    expenses
             beginning investment     and     investment investment net realized  Distri- end of   Total   period   to average
Period Ended of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's) net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------
                                                                 AIG ESG DIVIDEND FUND
                                                                 ---------------------
                                                                        Class A
                                                                        -------
 12/16/16@-
 10/31/17     $15.00     $0.25       $0.56      $0.81      $   --      $   --     $   --  $15.81   5.40%   $24,913     1.25%(4)
 10/31/18      15.81      0.30        0.37       0.67       (0.51)      (0.09)     (0.60)  15.88   4.26(5)  22,973     1.25
                                                                        Class C
                                                                        -------
 12/16/16@-
 10/31/17     $15.00     $0.16       $0.56      $0.72      $   --      $   --     $   --  $15.72   4.80%   $   365     1.90%(4)
 10/31/18      15.72      0.19        0.38       0.57       (0.34)      (0.09)     (0.43)  15.86   3.59(5)     384     1.90
                                                                        Class W
                                                                        -------
 12/16/16@-
 10/31/17     $15.00     $0.28       $0.56      $0.84      $   --      $   --     $   --  $15.84   5.60%   $   352     1.05%(4)
 10/31/18      15.84      0.31        0.40       0.71       (0.57)      (0.09)     (0.66)  15.89   4.48(5)   2,498     1.05

    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------





    1.92%(4)     18%
    1.84         57



    1.22%(4)     18%
    1.18         57



    2.06%(4)     18%
    1.99         57

--------
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                                  10/31/17(4) 10/31/18
                                                  ----------- --------
         ESG Dividend Fund Class A...............    1.25%      0.75%
         ESG Dividend Fund Class C...............    4.56       2.88
         ESG Dividend Fund Class W...............    5.15       1.41

(4)Annualized.
(5)The Fund's performance figure was increased by 0.66% from a reimbursement of losses resulting from an investment restriction violation (see Note 4).

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net               Net
               Asset      Net        (both               Dividends  Distributions         Asset            Assets     Ratio of
               Value   investment  realized   Total from  from net    from net     Total  Value            end of     expenses
             beginning   income       and     investment investment   realized    Distri- end of   Total   period    to average
Period Ended of period (loss)(1)  unrealized) operations   income       gains     butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------

                                                            AIG FOCUSED ALPHA LARGE-CAP FUND
                                                            --------------------------------
                                                                         Class A
                                                                         -------
  10/31/14    $24.37     $(0.12)    $ 4.47      $ 4.35      $--        $(1.27)    $(1.27) $27.45   18.66%  $525,359     1.66%(4)
  10/31/15     27.45      (0.11)      0.86        0.75       --         (1.64)     (1.64)  26.56    2.98    495,598     1.66
  10/31/16     26.56      (0.11)     (0.14)      (0.25)      --         (2.61)     (2.61)  23.70   (0.91)   413,090     1.67
  10/31/17     23.70      (0.07)      8.28        8.21       --            --         --   31.91   34.64    505,796     1.65
  10/31/18     31.91      (0.06)      2.30        2.24       --         (2.73)     (2.73)  31.42    7.46    572,092     1.64
                                                                         Class C
                                                                         -------
  10/31/14    $24.11     $(0.28)    $ 4.40      $ 4.12      $--        $(1.27)    $(1.27) $26.96   17.87%  $126,687     2.32%(4)
  10/31/15     26.96      (0.28)      0.85        0.57       --         (1.64)     (1.64)  25.89    2.33    123,641     2.31
  10/31/16     25.89      (0.26)     (0.14)      (0.40)      --         (2.61)     (2.61)  22.88   (1.58)   106,319     2.32
  10/31/17     22.88      (0.24)      7.97        7.73       --            --         --   30.61   33.78    118,151     2.30
  10/31/18     30.61      (0.26)      2.21        1.95       --         (2.73)     (2.73)  29.83    6.78     35,561     2.30
                                                                         Class W
                                                                         -------
  10/31/14    $24.48     $(0.08)    $ 4.48      $ 4.40      $--        $(1.27)    $(1.27) $27.61   18.78%  $  8,109     1.52%(4)
  10/31/15     27.61      (0.08)      0.88        0.80       --         (1.64)     (1.64)  26.77    3.15     16,475     1.52(4)
  10/31/16     26.77      (0.08)     (0.15)      (0.23)      --         (2.61)     (2.61)  23.93   (0.82)     8,368     1.52(4)
  10/31/17     23.93      (0.05)      8.39        8.34       --            --         --   32.27   34.85     15,342     1.52(4)
  10/31/18     32.27      (0.03)      2.34        2.31       --         (2.73)     (2.73)  31.85    7.60     20,240     1.52(4)

    Ratio
   of net
 investment
   income
  (loss) to
   average    Portfolio
net assets(3) Turnover
------------- ---------





   (0.46)%(4)    57%
   (0.43)        82
   (0.47)        38
   (0.26)        68
   (0.20)        65


   (1.12)%(4)    57%
   (1.08)        82
   (1.12)        38
   (0.91)        68
   (0.81)        65


   (0.31)%(4)    57%
   (0.29)(4)     82
   (0.31)(4)     38
   (0.18)(4)     68
   (0.09)(4)     65

--------
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                     10/31/14 10/31/15 10/31/16 10/31/17 10/31/18
                                     -------- -------- -------- -------- --------
Focused Alpha Large-Cap Fund Class A   0.00%    0.00%    0.00%    0.00%    0.00%
Focused Alpha Large-Cap Fund
 Class C............................   0.00     0.00     0.00     0.00     0.00
Focused Alpha Large-Cap Fund
 Class W............................   0.00     0.00     0.00     0.00     0.00

(4)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                 10/31/14 10/31/15 10/31/16 10/31/17 10/31/18
                                 -------- -------- -------- -------- --------
  Focused Alpha Large-Cap Fund
   Class A......................  (0.01)%    -- %     -- %     -- %     -- %
  Focused Alpha Large-Cap Fund
   Class C......................  (0.02)      --       --       --       --
  Focused Alpha Large-Cap Fund
   Class W......................   0.13     0.02     0.08     0.01    (0.00)

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net               Net
               Asset      Net        (both               Dividends  Distributions         Asset            Assets     Ratio of
               Value   investment  realized   Total from  from net    from net     Total  Value            end of     expenses
             beginning   income       and     investment investment   realized    Distri- end of   Total   period    to average
Period Ended of period (loss)(1)  unrealized) operations   income       gains     butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                            AIG FOCUSED MULTI-CAP GROWTH FUND
                                                            ---------------------------------
                                                                         Class A
-
  10/31/14    $24.78     $(0.28)     $3.77      $3.49       $--        $(1.05)    $(1.05) $27.22   14.70%  $462,483     1.65%
  10/31/15     27.22      (0.26)      0.73       0.47        --         (0.84)     (0.84)  26.85    1.87    441,345     1.67
  10/31/16     26.85      (0.25)      0.43       0.18        --         (3.27)     (3.27)  23.76    0.75    369,683     1.68
  10/31/17     23.76      (0.25)      8.52       8.27        --         (0.39)     (0.39)  31.64   35.38    456,940     1.66
  10/31/18     31.64      (0.33)      1.93       1.60        --         (2.61)     (2.61)  30.63    5.41    493,051     1.65
                                                                         Class C
-
  10/31/14    $24.50     $(0.45)     $3.71      $3.26       $--        $(1.05)    $(1.05) $26.71   13.90%  $103,900     2.37%(4)
  10/31/15     26.71      (0.43)      0.71       0.28        --         (0.84)     (0.84)  26.15    1.17     99,519     2.33(4)
  10/31/16     26.15      (0.39)      0.41       0.02        --         (3.27)     (3.27)  22.90    0.09     81,943     2.33
  10/31/17     22.90      (0.41)      8.17       7.76        --         (0.39)     (0.39)  30.27   34.47     90,491     2.32
  10/31/18     30.27      (0.52)      1.86       1.34        --         (2.61)     (2.61)  29.00    4.74     68,173     2.31
                                                                         Class W
-
  10/31/14    $24.88     $(0.24)     $3.78      $3.54       $--        $(1.05)    $(1.05) $27.37   14.85%  $ 54,920     1.50%(4)
  10/31/15     27.37      (0.21)      0.73       0.52        --         (0.84)     (0.84)  27.05    2.05     56,840     1.47
  10/31/16     27.05      (0.21)      0.43       0.22        --         (3.27)     (3.27)  24.00    0.91     30,065     1.51
  10/31/17     24.00      (0.20)      8.62       8.42        --         (0.39)     (0.39)  32.03   35.65     45,470     1.48
  10/31/18     32.03      (0.27)      1.96       1.69        --         (2.61)     (2.61)  31.11    5.64     76,957     1.45

    Ratio
   of net
 investment
   income
  (loss) to
   average     Portfolio
net assets(3)  Turnover
-------------  ---------




    (1.10)%        65%
    (0.97)        103
    (1.07)         29
    (0.93)         66
    (1.03)         94


    (1.82)%(4)     65%
    (1.64)(4)     103
    (1.72)         29
    (1.59)         66
    (1.70)         94


    (0.98)%(4)     65%
    (0.78)        103
    (0.86)         29
    (0.75)         66
    (0.83)         94

--------
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                         10/31/14 10/31/15 10/31/16 10/31/17 10/31/18
                                         -------- -------- -------- -------- --------
Focused Multi-Cap Fund Class A..........   0.00%    0.00%    0.00%    0.00%    0.00%
Focused Multi-Cap Fund Class C..........   0.00     0.00     0.00     0.00     0.00
Focused Multi-Cap Fund Class W..........   0.00     0.00     0.00     0.00     0.00

(4)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                                    10/31/14 10/31/15
                                                    -------- --------
           Focused Multi-Cap Fund Class A..........    -- %     -- %
           Focused Multi-Cap Fund Class C..........  (0.03)   (0.00)
           Focused Multi-Cap Fund Class W..........  (0.05)      --

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net                Net
               Asset                 (both               Dividends  Distributions         Asset             Assets    Ratio of
               Value      Net      realized   Total from  from net      from       Total  Value             end of    expenses
             beginning investment     and     investment investment net realized  Distri- end of   Total    period   to average
Period Ended of period income(1)  unrealized) operations   income       gains     butions period Return(2)  (000's) net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------  ------- -------------
                                                                AIG INCOME EXPLORER FUND
                                                                ------------------------
                                                                         Class A
                                                                         -------
  10/31/14    $15.56     $0.72      $ 0.39      $ 1.11     $(0.71)     $   --     $(0.71) $15.96    7.28%   $23,620     1.72%
  10/31/15     15.96      0.70       (1.39)      (0.69)     (0.71)      (0.64)     (1.35)  13.92   (4.38)    20,062     1.72
  10/31/16     13.92      0.62        0.60        1.22      (0.64)         --      (0.64)  14.50    9.10     22,195     1.72
  10/31/17     14.50      0.65        1.23        1.88      (0.57)         --      (0.57)  15.81   13.21(4)  31,625     1.72
  10/31/18     15.81      0.57       (1.08)      (0.51)     (0.68)      (0.01)     (0.69)  14.61   (3.42)    44,413     1.72
                                                                         Class C
                                                                         -------
  10/31/14    $15.56     $0.52      $ 0.49      $ 1.01     $(0.63)     $   --     $(0.63) $15.94    6.58%   $ 2,860     2.37%
  10/31/15     15.94      0.60       (1.38)      (0.78)     (0.62)      (0.64)     (1.26)  13.90   (5.00)     3,110     2.37
  10/31/16     13.90      0.52        0.61        1.13      (0.55)         --      (0.55)  14.48    8.42      3,307     2.37
  10/31/17     14.48      0.55        1.22        1.77      (0.47)         --      (0.47)  15.78   12.43(4)   4,954     2.37
  10/31/18     15.78      0.50       (1.11)      (0.61)     (0.58)      (0.01)     (0.59)  14.58   (4.07)     4,360     2.37
                                                                         Class W
                                                                         -------
  10/31/14    $15.56     $0.65      $ 0.49      $ 1.14     $(0.74)     $   --     $(0.74) $15.96    7.51%   $   502     1.52%
  10/31/15     15.96      0.73       (1.40)      (0.67)     (0.74)      (0.64)     (1.38)  13.91   (4.26)       410     1.52
  10/31/16     13.91      0.63        0.63        1.26      (0.67)         --      (0.67)  14.50    9.38        505     1.52
  10/31/17     14.50      0.54        1.37        1.91      (0.60)         --      (0.60)  15.81   13.44(4)   7,927     1.52
  10/31/18     15.81      0.61       (1.09)      (0.48)     (0.71)      (0.01)     (0.72)  14.61   (3.24)     6,220     1.52

    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------




    4.55%        51%
    4.76         50
    4.42         54
    4.30         49
    3.77         51


    3.53%        51%
    4.11         50
    3.75         54
    3.65         49
    3.17         51


    4.37%        51%
    4.92         50
    4.65         54
    3.95         49
    3.94         51

--------
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/14 10/31/15 10/31/16 10/31/17 10/31/18
                                         -------- -------- -------- -------- --------
Income Explorer Fund Class A............   0.40%    0.42%    0.52%    0.40%    0.26%
Income Explorer Fund Class C............   0.82     0.75     0.97     0.56     0.52
Income Explorer Fund Class W............   3.71     2.94     4.00     0.71     0.46

(4)The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net               Net
               Asset                 (both               Dividends  Distributions         Asset            Assets    Ratio of
               Value      Net      realized   Total from  from net      from       Total  Value            end of    expenses
             beginning investment     and     investment investment net realized  Distri- end of   Total   period   to average
Period Ended of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's) net assets(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------
                                                                   AIG SMALL-CAP FUND
                                                                   ------------------
                                                                         Class A
                                                                         -------
 02/06/14@-
 10/31/14     $15.00     $(0.08)     $0.57      $0.49       $--        $   --     $   --  $15.49    3.27%  $50,123     1.72%(3)
 10/31/15      15.49      (0.13)      1.06       0.93        --            --         --   16.42    6.00    51,789     1.72
 10/31/16      16.42      (0.10)      0.75       0.65        --         (1.32)     (1.32)  15.75    4.61    42,739     1.72
 10/31/17      15.75      (0.14)      5.22       5.08        --         (0.52)     (0.52)  20.31   32.76    48,384     1.72
 10/31/18      20.31      (0.19)      0.92       0.73        --         (2.00)     (2.00)  19.04    4.05    50,471     1.73
                                                                         Class C
                                                                         -------
 02/06/14@-
 10/31/14     $15.00     $(0.15)     $0.56      $0.41       $--        $   --     $   --  $15.41    2.73%  $   256     2.37%(3)
 10/31/15      15.41      (0.23)      1.06       0.83        --            --         --   16.24    5.39       541     2.37
 10/31/16      16.24      (0.19)      0.72       0.53        --         (1.32)     (1.32)  15.45    3.87       811     2.37
 10/31/17      15.45      (0.26)      5.11       4.85        --         (0.52)     (0.52)  19.78   31.89     1,944     2.37
 10/31/18      19.78      (0.31)      0.89       0.58        --         (2.00)     (2.00)  18.36    3.34     3,099     2.38
                                                                         Class W
                                                                         -------
 02/06/14@-
 10/31/14     $15.00     $(0.06)     $0.57      $0.51       $--        $   --     $   --  $15.51    3.40%  $   113     1.52%(3)
 10/31/15      15.51      (0.10)      1.07       0.97        --            --         --   16.48    6.25       110     1.52
 10/31/16      16.48      (0.07)      0.75       0.68        --         (1.32)     (1.32)  15.84    4.79       341     1.52
 10/31/17      15.84      (0.12)      5.26       5.14        --         (0.52)     (0.52)  20.46   32.96     8,230     1.52
 10/31/18      20.46      (0.16)      0.94       0.78        --         (2.00)     (2.00)  19.24    4.29    16,806     1.53

    Ratio
   of net
 investment
  income to
   average     Portfolio
net assets(4)  Turnover
-------------  ---------





    (0.76)%(3)    61%
    (0.79)        88
    (0.66)        67
    (0.79)        65
    (0.97)        63



    (1.46)%(3)    61%
    (1.47)        88
    (1.33)        67
    (1.48)        65
    (1.64)        63



    (0.57)%(3)    61%
    (0.59)        88
    (0.47)        67
    (0.70)        65
    (0.81)        63

--------
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized.
(4)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/14(3) 10/31/15 10/31/16 10/31/17 10/31/18
                                         ----------- -------- -------- -------- --------
Small Cap Fund Class A..................     0.26%     0.33%    0.26%    0.29%    0.22%
Small Cap Fund Class C..................    12.36      4.32     2.27     0.96     0.75
Small Cap Fund Class W..................    18.46     13.86     5.01     0.50     0.36

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund CONSOLIDATED PORTFOLIO PROFILE -- October 31, 2018@ -- (unaudited)

Industry Allocation*

                      Repurchase Agreements........ 45.6%
                      U.S. Government Agencies..... 34.0
                      U.S. Government Treasuries...  8.4
                      United States Treasury Notes.  6.3
                      Investment Companies.........  1.2
                      Federal Farm Credit Bank.....  0.6
                                                    ----
                                                    96.1%
                                                    ====

--------
* Calculated as a percentage of net assets
Credit Quality+**

                                  Aaa. 100.0%
                                       =====

--------
@ Consolidated (See Note 2)
+ Source: Moody's
**Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund CONSOLIDATED PORTFOLIO OF INVESTMENTS -- October 31, 2018@

                                                     Shares/
                                                    Principal    Value
                  Security Description               Amount     (Note 3)
      -------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES -- 0.6%
      Federal Farm Credit Bank FRS -- 0.6%
        2.20% (1 USFREF + 0.00%)
         due 08/08/2019 (cost $200,000)............ $  200,000 $  199,895
                                                               ----------
      U.S. GOVERNMENT TREASURIES -- 6.3%
      United States Treasury Notes FRS -- 6.3%
        2.37% (3 UTBMM + 0.05%)
         due 10/31/2019............................  1,500,000  1,501,166
        2.38% (3 UTBMM + 0.06%)
         due 07/31/2019............................    200,000    200,145
        2.39% (3 UTBMM + 0.07%)
         due 04/30/2019............................    600,000    600,385
                                                               ----------
      Total U.S. Government Treasuries
         (cost $2,300,049).........................             2,301,696
                                                               ----------
      COMMON STOCKS -- 1.2%
      Investment Companies -- 1.2%
        Uranium Participation Corp.+(1)
         (cost $488,060)...........................    130,545    450,207
                                                               ----------
      OPTIONS-PURCHASED -- 0.0%
      Exchange Traded Purchased Call Options(1)(2)
       (cost $39,399)..............................         59     21,285
                                                               ----------
      Total Long-Term Investment Securities
         (cost $3,027,508).................................     2,973,083
                                                               ----------
      SHORT-TERM INVESTMENT SECURITIES -- 42.4%
      U.S. Government Agencies -- 34.0%
        Federal Farm Credit Bank
         2.65% due 07/19/2019......................    192,000    188,506
         2.65% due 07/23/2019......................    189,000    185,507
        Federal Home Loan Bank
         2.05% due 11/02/2018......................    486,000    485,970
         2.08% due 11/07/2018......................    318,000    317,885
         2.09% due 11/14/2018......................    475,000    474,626
         2.16% due 11/14/2018......................    600,000    599,528
         2.19% due 11/23/2018......................    444,000    443,409
         2.20% due 12/19/2018......................    448,000    446,668
         2.21% due 11/14/2018......................    500,000    499,606
         2.22% due 11/02/2018......................    443,000    442,973
         2.22% due 11/07/2018......................    450,000    449,837
         2.22% due 11/21/2018......................    292,000    291,646
         2.22% due 11/28/2018......................    596,000    595,026
         2.23% due 11/23/2018......................    300,000    299,600
         2.23% due 11/30/2018......................    443,000    442,222
         2.23% due 12/12/2018......................    469,000    467,809
         2.23% due 12/14/2018......................    472,000    470,743
         2.24% due 12/19/2018......................    450,000    448,662
         2.24% due 12/21/2018......................    300,000    299,071
         2.27% due 12/26/2018......................    300,000    298,978
         2.27% due 01/04/2019......................    441,000    439,197
         2.29% due 01/09/2019......................    290,000    288,722
         2.32% due 01/16/2019......................    475,000    472,693
         2.35% due 01/23/2019......................    292,000    290,452
         2.35% due 01/25/2019......................    445,000    442,583
         2.37% due 03/20/2019......................    194,000    192,210
         2.42% due 04/03/2019......................    294,000    290,951
        Federal Home Loan Bank FRS
         1.93% (3 ML -0.39%)
          due 11/20/2018...........................    250,000    249,988

                                                   Principal    Value
                Security Description                Amount     (Note 3)
      ------------------------------------------------------------------
      U.S. Government Agencies (continued)
        Federal Home Loan Bank FRS (continued)
         2.00% (3 ML -0.33%)
          due 03/15/2019......................... $  500,000  $   499,840
         2.02% (3 ML -0.31%)
          due 03/08/2019.........................    400,000      399,916
         2.11% (1 ML -0.15%)
          due 11/01/2018.........................    150,000      150,000
         2.15% (1 ML- 0.14%)
          due 01/17/2019.........................    500,000      499,968
                                                              -----------
                                                               12,364,792
                                                              -----------
      U.S. Government Treasuries -- 8.4%
        United States Treasury Bills
         2.01% due 11/01/2018....................    600,000      600,000
         2.09% due 12/20/2018....................    700,000      697,951
         2.18% due 01/31/2019....................    475,700      472,949
         2.21% due 02/21/2019....................    181,600      180,301
         2.22% due 02/14/2019....................    600,000      595,975
         2.31% due 03/21/2019....................    500,000      495,479
                                                              -----------
                                                                3,042,655
                                                              -----------
      Total Short-Term Investment Securities
         (cost $15,408,606)...............................     15,407,447
                                                              -----------
      REPURCHASE AGREEMENTS -- 45.6%
        Bank of America Securities LLC Joint
         Repurchase Agreement(3).................  2,810,000    2,810,000
        Bank of America Securities LLC Joint
         Repurchase Agreement(1)(3)..............  1,090,000    1,090,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(3)............................    840,000      840,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(1)(3).........................    320,000      320,000
        BNP Paribas SA Joint Repurchase
         Agreement(3)............................  2,800,000    2,800,000
        BNP Paribas SA Joint Repurchase
         Agreement(1)(3).........................  1,070,000    1,070,000
        Deutsche Bank AG Joint Repurchase
         Agreement(3)............................  2,735,000    2,735,000
        Deutsche Bank AG Joint Repurchase
         Agreement(1)(3).........................  1,045,000    1,045,000
        RBS Securities, Inc. Joint Repurchase
         Agreement(3)............................  2,800,000    2,800,000
        RBS Securities, Inc. Joint Repurchase
         Agreement(1)(3).........................  1,070,000    1,070,000
                                                              -----------
      Total Repurchase Agreements
         (cost $16,580,000)...............................     16,580,000
                                                              -----------
      TOTAL INVESTMENTS
         (cost $35,016,114)(4)...................       96.1%  34,960,530
      Other assets less liabilities..............        3.9    1,422,057
                                                  ----------  -----------
      NET ASSETS                                       100.0% $36,382,587
                                                  ==========  ===========

--------
@  Consolidated (see Note 2)
+  Non-income producing security
(1)The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)Call Options -- Purchased

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund CONSOLIDATED PORTFOLIO OF INVESTMENTS -- October 31, 2018@ -- (continued)


Exchange Traded Purchased Call Options(a)
----------------------------------------------------------------------------------------------------------------
                                                                                       Value at     Unrealized
                                       Expiration Strike   No. of   Notional Premiums October 31,  Appreciation
      Issue           Counterparty       Month    Price   Contracts Amount*    Paid      2018     (Depreciation)
----------------- -------------------- ---------- ------- --------- -------- -------- ----------- --------------
Brent Oil Futures Morgan Stanley & Co.   Jun-19   $ 85.00     5     $  3,748 $13,700    $ 9,300      $ (4,400)
Corn Futures      Morgan Stanley & Co.   Dec-18   $380.00    28      508,550   7,013      1,925        (5,088)
Silver Futures    Morgan Stanley & Co.   Dec-18   $ 17.50     2        1,428   6,176         30        (6,146)
WTI Crude Futures Morgan Stanley & Co.   Mar-19   $ 85.00    14        9,202   5,460      2,380        (3,080)
WTI Crude Futures Morgan Stanley & Co.   Jun-19   $ 85.00    15        9,908   7,050      7,650           600
                                                             --     -------- -------    -------      --------
                                                             64     $532,836 $39,399    $21,285      $(18,114)
                                                             ==     ======== =======    =======      ========

--------
* Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)See Note 3 for details of Joint Repurchase Agreements.
(4)See Note 6 for cost of investments on a tax basis.
FRS-- Floating Rate Security
The rates shown on FRS are the current interest rates at October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML -- 1 Month USD LIBOR
3 ML -- 3 Month USD LIBOR
1 USFREF -- 1 Month Average Effective Federal Funds Rate
3 UTBMM -- US Treasury 3 Month Bill Money Market Yield

Exchange Traded Written Call Options(a)
------------------------------------------------------------------------------------------------------------
                                                                                   Value at     Unrealized
                                    Expiration Strike  No. of   Notional Premiums October 31,  Appreciation
    Issue          Counterparty       Month    Price  Contracts Amount*  Received    2018     (Depreciation)
-------------- -------------------- ---------- ------ --------- -------- -------- ----------- --------------
Silver Futures Morgan Stanley & Co.   Dec-18   $21.00     2      $1,428    $902       $10          $892
                                                          =      ======    ====       ===          ====

--------
* Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts(a)
-----------------------------------------------------------------------------------------------
                                                                                   Unrealized
Number of                                                   Notional   Notional   Appreciation
Contracts Type       Description          Expiration Month   Basis*     Value*   (Depreciation)
--------- ----       ------               ----------------  --------   --------  --------------
   41     Short Aluminum Futures           December 2018   $2,102,833 $2,007,463   $  95,370
   41     Long  Aluminum Futures           December 2018    2,174,397  2,007,463    (166,934)
   9      Long  Aluminum Futures              March 2019      456,301    442,463     (13,838)
   19     Long  Aluminum Futures               June 2019      977,437    939,431     (38,006)
   38     Long  Brent Crude Futures         January 2019    3,125,100  2,851,520    (273,580)
   3      Long  Brent Crude Futures           April 2019      224,520    225,240         720
   14     Short Brent Crude Futures        December 2020      863,420    993,020    (129,600)
   4      Long  Brent Crude Futures        December 2021      229,640    272,320      42,680
   11     Short Coffee Futures              January 2019      167,703    184,250     (16,547)
   11     Long  Coffee Futures                March 2019      508,631    480,356     (28,275)
   11     Short Copper Futures             December 2018    1,704,900  1,650,275      54,625
   16     Long  Copper Futures             December 2018    2,479,585  2,400,400     (79,185)
   11     Long  Copper Futures                March 2019    1,701,938  1,646,013     (55,925)
   73     Long  Corn Futures               December 2018    1,369,426  1,325,863     (43,563)
   4      Long  Cotton Futures                March 2019      160,050    156,600      (3,450)
   17     Long  Gold Futures               February 2019    2,102,780  2,075,360     (27,420)
   3      Long  Lean Hogs Futures          December 2018       66,430     70,140       3,710
   14     Long  Live Cattle Futures        December 2018      640,647    654,920      14,273
   6      Short Live Cattle Futures           April 2019      282,210    296,040     (13,830)
   12     Long  Low Sulfur Gasoil Futures   January 2019      967,655    883,159     (84,496)
   67     Long  Natural Gas Futures         January 2019    2,273,630  2,212,340     (61,290)
   20     Short Natural Gas Futures           March 2019      600,130    593,400       6,730
   34     Long  Natural Gas Futures           April 2019      907,710    912,900       5,190
   59     Short Natural Gas Futures         October 2019    1,584,440  1,609,520     (25,080)
   12     Long  Nickel Futures             December 2018      990,543    825,588    (164,955)
   12     Long  NY Harbor ULSD Futures      January 2019    1,141,665  1,133,244      (8,421)

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund CONSOLIDATED PORTFOLIO OF INVESTMENTS -- October 31, 2018@ -- (continued)

Futures Contracts(a)
------------------------------------------------------------------------------------------
                                                                              Unrealized
Number of                                              Notional   Notional   Appreciation
Contracts Type       Description     Expiration Month   Basis*     Value*   (Depreciation)
--------- ----       ------          ----------------  --------   --------  --------------
   12     Long  Silver Futures        December 2018   $  931,115 $  856,920  $   (74,195)
   36     Long  Soybean Futures        January 2019    1,581,363  1,533,150      (48,213)
   16     Long  Soybean Meal Futures   January 2019      511,180    493,120      (18,060)
   32     Long  Soybean Oil Futures    January 2019      566,592    542,208      (24,384)
   56     Long  Sugar Futures            March 2019      756,426    827,277       70,851
   27     Long  Wheat Futures            March 2019      699,288    696,600       (2,688)
   6      Long  Wheat Futures            March 2019      154,050    155,400        1,350
   5      Short Wheat Futures             July 2019      148,600    133,500       15,100
   29     Long  WTI Crude Futures      January 2019    1,982,170  1,897,760      (84,410)
   5      Short WTI Crude Futures     December 2019      265,750    327,350      (61,600)
   13     Short Zinc Futures          December 2018      794,096    817,294      (23,198)
   13     Long  Zinc Futures          December 2018      838,122    817,294      (20,828)
   8      Long  Zinc Futures             March 2019      487,129    496,450        9,321
   4      Long  Zinc Futures              June 2019      240,750    246,200        5,450
                                                                             -----------
                                                                             $(1,266,601)
                                                                             ===========

--------
* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

ULSD -- Ultra Low Sulfur Diesel Futures

Over the Counter Total Return Swap Contracts(a)+
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Upfront
                             Notional                                                                        Premiums
                              Amount   Maturity  Payments Received (Paid)    Total Return Received or Paid    Paid/
     Swap Counterparty       (000's)     Date    by the Portfolio/Frequency     by Portfolio/Frequency      (Received)
---------------------------- -------- ---------- --------------------------  ------------------------------ ----------
Barclays                     $   234  02/28/2019     (0.350)%/Monthly           Bloomberg Soybean Meal       $    --
                                                                                   Subindex/Monthly
Goldman Sachs International      150  03/29/2019     (0.150)%/Monthly         S&P GSCI Industrial Metals       --
                                                                              Excess Return Index/Monthly
Goldman Sachs International      239  11/30/2018 16.78 per oz./At Maturity   LBMA Silver Price/At Maturity     --
JPMorgan                         755  12/31/2018      (0.09)%/Monthly          Bloomberg Commodity Index/      --
                                                                                        Monthly
JPMorgan                         122  05/31/2019     (0.120)%/Monthly           Bloomberg Corn Subindex/       --
                                                                                        Monthly
JPMorgan                      11,407  03/29/2019     (0.090)%/Monthly          Bloomberg Commodity Index/      --
                                                                                        Monthly
JPMorgan                         440  03/29/2019     (0.020)%/Monthly        S&P GSCI Grains Index Excess      --
                                                                                    Return/Monthly
JPMorgan                         474  04/30/2019     (0.070)%/Monthly          Bloomberg Silver Subindex/      --
                                                                                        Monthly
Morgan Stanley                   274  12/31/2018     (0.250)%/Monthly           Bloomberg Soybean Meal         --
                                                                                   Subindex/Monthly
                                                                                                             -------
                                                                                                               $--
                                                                                                             =======

Over the Counter Total Return Swap Contracts(a)+
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Unrealized
                             Payments Received (Paid)    Total Return Received or Paid  Appreciation/
     Swap Counterparty       by the Portfolio/Frequency     by Portfolio/Frequency      (Depreciation)
---------------------------- --------------------------  ------------------------------ --------------
Barclays                         (0.350)%/Monthly           Bloomberg Soybean Meal         $     --
                                                               Subindex/Monthly
Goldman Sachs International      (0.150)%/Monthly         S&P GSCI Industrial Metals             --
                                                          Excess Return Index/Monthly
Goldman Sachs International  16.78 per oz./At Maturity   LBMA Silver Price/At Maturity      (36,027)
JPMorgan                          (0.09)%/Monthly          Bloomberg Commodity Index/            --
                                                                    Monthly
JPMorgan                         (0.120)%/Monthly           Bloomberg Corn Subindex/             --
                                                                    Monthly
JPMorgan                         (0.090)%/Monthly          Bloomberg Commodity Index/            --
                                                                    Monthly
JPMorgan                         (0.020)%/Monthly        S&P GSCI Grains Index Excess            --
                                                                Return/Monthly
JPMorgan                         (0.070)%/Monthly          Bloomberg Silver Subindex/            --
                                                                    Monthly
Morgan Stanley                   (0.250)%/Monthly           Bloomberg Soybean Meal               --
                                                               Subindex/Monthly
                                                                                           --------
                                                                                           $(36,027)
                                                                                           ========

--------
(a)The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
+ Illiquid security. At October 31, 2018, the aggregate value of these securities was $(36,027), representing 0.1% of net assets.
GSCI -- Goldman Sachs Commodity Index

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund CONSOLIDATED PORTFOLIO OF INVESTMENTS -- October 31, 2018@ -- (continued)


The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2018 (see Note 3):

                Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                    Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at
 Value:*
U.S.
 Government
 Agencies......      $       --          $   199,895             $ --          $   199,895
U.S.
 Government
 Treasuries....              --            2,301,696               --            2,301,696
Common Stocks..         450,207                   --               --              450,207
Options --
 Purchased.....          21,285                   --               --               21,285
Short-Term
 Investment
 Securities....              --           15,407,447               --           15,407,447
Repurchase
 Agreements....              --           16,580,000               --           16,580,000
                     ----------          -----------             ----          -----------
Total
 Investments
 at Value......      $  471,492          $34,489,038             $ --          $34,960,530
                     ==========          ===========             ====          ===========
Other
 Financial
 Instruments:+
Exchange
 Traded
 Written Call
 Options.......      $      892          $        --             $ --          $       892
Futures
 Contracts.....         325,370                   --               --              325,370
                     ----------          -----------             ----          -----------
Total Other
 Financial
 Instruments...      $  326,262          $        --             $ --          $   326,262
                     ==========          ===========             ====          ===========

LIABILITIES:
Other
 Financial
 Instruments:+
Futures
 Contracts.....      $1,591,971          $        --             $ --          $ 1,591,971
Over the
 Counter Total
 Return Swap
 Contracts.....              --               36,027               --               36,027
                     ----------          -----------             ----          -----------
Total Other
 Financial
 Instruments...      $1,591,971          $    36,027             $ --          $ 1,627,998
                     ==========          ===========             ====          ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
@  Consolidated (see Note 2)

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG ESG Dividend Fund
        PORTFOLIO PROFILE -- October 31, 2018 -- (unaudited)

Industry Allocation*

                 Food-Misc./Diversified..................  8.6%
                 Investment Management/Advisor Services..  6.3
                 Advertising Agencies....................  5.5
                 Consumer Products-Misc..................  5.2
                 Cosmetics & Toiletries..................  4.9
                 Electronic Components-Semiconductors....  4.9
                 Retail-Major Department Stores..........  3.6
                 Electric-Integrated.....................  3.4
                 Enterprise Software/Service.............  3.4
                 Retail-Mail Order.......................  3.1
                 Theaters................................  3.0
                 Commercial Services.....................  3.0
                 Networking Products.....................  2.9
                 Retail-Jewelry..........................  2.8
                 Distribution/Wholesale..................  2.8
                 Computers...............................  2.8
                 Commercial Services-Finance.............  2.7
                 Airlines................................  2.6
                 Retail-Apparel/Shoe.....................  2.6
                 Toys....................................  2.6
                 Beverages-Non-alcoholic.................  2.5
                 Retail-Misc./Diversified................  2.3
                 Human Resources.........................  2.2
                 Medical-Biomedical/Gene.................  2.2
                 Television..............................  2.2
                 Building Products-Air & Heating.........  2.1
                 Apparel Manufacturers...................  2.1
                 Engines-Internal Combustion.............  1.9
                 Dental Supplies & Equipment.............  1.7
                 Home Decoration Products................  1.6
                 Office Automation & Equipment...........  1.3
                 Repurchase Agreements...................  0.7
                                                          ----
                                                          99.5%
                                                          ====

--------
* Calculated as a percentage of net assets

        SunAmerica Specialty Series -- AIG ESG Dividend Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018


                                                                  Value
                    Security Description                 Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCKS -- 98.8%
      Advertising Agencies -- 5.5%
       Interpublic Group of Cos., Inc................... 31,780 $  736,025
       Omnicom Group, Inc...............................  9,080    674,825
                                                                ----------
                                                                 1,410,850
                                                                ----------
      Airlines -- 2.6%
       Delta Air Lines, Inc............................. 12,262    671,099
                                                                ----------
      Apparel Manufacturers -- 2.1%
       Hanesbrands, Inc................................. 32,253    553,461
                                                                ----------
      Beverages-Non-alcoholic -- 2.5%
       PepsiCo, Inc.....................................  5,753    646,522
                                                                ----------
      Building Products-Air & Heating -- 2.1%
       Johnson Controls International PLC............... 17,379    555,607
                                                                ----------
      Commercial Services -- 3.0%
       Nielsen Holdings PLC............................. 29,625    769,658
                                                                ----------
      Commercial Services-Finance -- 2.7%
       H&R Block, Inc................................... 26,456    702,142
                                                                ----------
      Computers -- 2.8%
       HP, Inc.......................................... 29,693    716,789
                                                                ----------
      Consumer Products-Misc. -- 5.2%
       Clorox Co........................................  4,932    732,155
       Kimberly-Clark Corp..............................  5,869    612,137
                                                                ----------
                                                                 1,344,292
                                                                ----------
      Cosmetics & Toiletries -- 4.9%
       Colgate-Palmolive Co.............................  9,436    561,914
       Procter & Gamble Co..............................  8,059    714,672
                                                                ----------
                                                                 1,276,586
                                                                ----------
      Dental Supplies & Equipment -- 1.7%
       Patterson Cos., Inc.............................. 19,401    438,075
                                                                ----------
      Distribution/Wholesale -- 2.8%
       KAR Auction Services, Inc........................ 12,672    721,544
                                                                ----------
      Electric-Integrated -- 3.4%
       AES Corp......................................... 60,107    876,360
                                                                ----------
      Electronic Components-Semiconductors -- 4.9%
       Intel Corp....................................... 14,520    680,698
       Texas Instruments, Inc...........................  6,287    583,622
                                                                ----------
                                                                 1,264,320
                                                                ----------
      Engines-Internal Combustion -- 1.9%
       Cummins, Inc.....................................  3,658    500,012
                                                                ----------
      Enterprise Software/Service -- 3.4%
       CA, Inc.......................................... 19,556    867,504
                                                                ----------
      Food-Misc./Diversified -- 8.6%
       Campbell Soup Co................................. 14,789    553,256
       General Mills, Inc............................... 11,954    523,585
       Kellogg Co....................................... 10,127    663,116
       Kraft Heinz Co...................................  8,806    484,066
                                                                ----------
                                                                 2,224,023
                                                                ----------
      Home Decoration Products -- 1.6%
       Newell Brands, Inc............................... 25,249    400,954
                                                                ----------

                                                         Shares/
                                                        Principal   Value
                  Security Description                   Amount    (Note 3)
   -------------------------------------------------------------------------
   Human Resources -- 2.2%
     ManpowerGroup, Inc................................    7,581  $   578,355
                                                                  -----------
   Investment Management/Advisor Services -- 6.3%
     Franklin Resources, Inc...........................   18,901      576,481
     Legg Mason, Inc...................................   16,052      452,987
     T. Rowe Price Group, Inc..........................    6,168      598,234
                                                                  -----------
                                                                    1,627,702
                                                                  -----------
   Medical-Biomedical/Gene -- 2.2%
     Gilead Sciences, Inc..............................    8,287      565,008
                                                                  -----------
   Networking Products -- 2.9%
     Cisco Systems, Inc................................   16,590      758,993
                                                                  -----------
   Office Automation & Equipment -- 1.3%
     Pitney Bowes, Inc.................................   50,573      334,793
                                                                  -----------
   Retail-Apparel/Shoe -- 2.6%
     Foot Locker, Inc..................................   14,061      662,836
                                                                  -----------
   Retail-Jewelry -- 2.8%
     Signet Jewelers, Ltd..............................   13,143      736,665
                                                                  -----------
   Retail-Mail Order -- 3.1%
     Williams-Sonoma, Inc..............................   13,584      806,618
                                                                  -----------
   Retail-Major Department Stores -- 3.6%
     Nordstrom, Inc....................................   14,055      924,397
                                                                  -----------
   Retail-Misc./Diversified -- 2.3%
     GameStop Corp., Class A...........................   41,526      606,280
                                                                  -----------
   Television -- 2.2%
     TEGNA, Inc........................................   48,549      560,255
                                                                  -----------
   Theaters -- 3.0%
     Cinemark Holdings, Inc............................   18,649      775,239
                                                                  -----------
   Toys -- 2.6%
     Hasbro, Inc.......................................    7,227      662,788
                                                                  -----------
   Total Long-Term Investment Securities
      (cost $25,872,585)...............................            25,539,727
                                                                  -----------
   REPURCHASE AGREEMENTS -- 0.7%
     Agreement with Fixed Income Clearing Corp.
      bearing interest at 0.42%, dated 10/31/2018, to
      be repurchased 11/01/2018 in the amount of
      $190,002 and collateralized by $205,000 of
      United States Treasury Bonds, bearing interest
      at 3.00%, due 11/15/2044 and having an
      approximate value of $195,289
      (cost $190,000).................................. $190,000      190,000
                                                                  -----------
   TOTAL INVESTMENTS
      (cost $26,062,585)(1)............................     99.5%  25,729,727
   Other assets less liabilities.......................      0.5      125,212
                                                        --------  -----------
   NET ASSETS                                              100.0% $25,854,939
                                                        ========  ===========

--------
(1)See Note 6 for cost of investments on a tax basis.

        SunAmerica Specialty Series -- AIG ESG Dividend Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2018 (see Note 3):

                            Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                            --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks..............      $25,539,727          $     --               $ --          $25,539,727
Repurchase Agreements......               --           190,000                 --              190,000
                                 -----------          --------               ----          -----------
Total Investments at Value.      $25,539,727          $190,000               $ --          $25,729,727
                                 ===========          ========               ====          ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Focused Alpha Large-Cap Fund PORTFOLIO PROFILE -- October 31, 2018 -- (unaudited)

Industry Allocation*

                 E-Commerce/Products.....................  8.9%
                 Diversified Banking Institutions........  7.1
                 Medical-Drugs...........................  6.0
                 Computers...............................  5.9
                 Cable/Satellite TV......................  5.7
                 Commercial Services-Finance.............  5.6
                 Finance-Credit Card.....................  5.5
                 Telephone-Integrated....................  5.5
                 Medical-HMO.............................  5.4
                 Banks-Super Regional....................  5.3
                 Applications Software...................  5.2
                 Transport-Rail..........................  4.9
                 Web Portals/ISP.........................  4.9
                 Medical Labs & Testing Services.........  4.9
                 Electric-Integrated.....................  4.7
                 Oil Companies-Integrated................  4.6
                 Entertainment Software..................  3.4
                 Coatings/Paint..........................  2.6
                                                          ----
                                                          96.1%
                                                          ====

--------
* Calculated as a percentage of net assets

        SunAmerica Specialty Series -- AIG Focused Alpha Large-Cap Fund PORTFOLIO OF INVESTMENTS -- October 31, 2018

                                                              Value
                   Security Description             Shares   (Note 3)
        --------------------------------------------------------------
        COMMON STOCKS -- 96.1%
        Applications Software -- 5.2%
         salesforce.com, Inc.+..................... 240,118 $32,953,794
                                                            -----------
        Banks-Super Regional -- 5.3%
         US Bancorp................................ 640,318  33,469,422
                                                            -----------
        Cable/Satellite TV -- 5.7%
         Comcast Corp., Class A.................... 932,043  35,548,120
                                                            -----------
        Coatings/Paint -- 2.6%
         Sherwin-Williams Co.......................  40,685  16,008,327
                                                            -----------
        Commercial Services-Finance -- 5.6%
         PayPal Holdings, Inc.+.................... 418,305  35,217,098
                                                            -----------
        Computers -- 5.9%
         Apple, Inc................................ 169,308  37,054,749
                                                            -----------
        Diversified Banking Institutions -- 7.1%
         Citigroup, Inc............................ 232,800  15,239,088
         JPMorgan Chase & Co....................... 269,090  29,336,192
                                                            -----------
                                                             44,575,280
                                                            -----------
        E-Commerce/Products -- 8.9%
         Alibaba Group Holding, Ltd. ADR+.......... 158,954  22,615,975
         Amazon.com, Inc.+.........................  20,744  33,149,120
                                                            -----------
                                                             55,765,095
                                                            -----------
        Electric-Integrated -- 4.7%
         FirstEnergy Corp.......................... 794,481  29,618,252
                                                            -----------
        Entertainment Software -- 3.4%
         Activision Blizzard, Inc.................. 310,964  21,472,064
                                                            -----------
        Finance-Credit Card -- 5.5%
         Visa, Inc., Class A....................... 252,749  34,841,450
                                                            -----------
        Medical Labs & Testing Services -- 4.9%
         Laboratory Corp. of America Holdings+..... 190,197  30,536,128
                                                            -----------
        Medical-Drugs -- 6.0%
         Pfizer, Inc............................... 869,661  37,447,603
                                                            -----------
        Medical-HMO -- 5.4%
         UnitedHealth Group, Inc................... 130,169  34,019,668
                                                            -----------
        Oil Companies-Integrated -- 4.6%
         Suncor Energy, Inc........................ 863,410  28,760,187
                                                            -----------
        Printing-Commercial -- 0.0%
         Quad/Graphics, Inc........................       1          15
                                                            -----------

                                                               Value
                  Security Description              Shares    (Note 3)
       ----------------------------------------------------------------
       Telephone-Integrated -- 5.5%
        Verizon Communications, Inc............... 608,200  $ 34,722,138
                                                            ------------
       Transport-Rail -- 4.9%
        Norfolk Southern Corp..................... 183,897    30,863,433
                                                            ------------
       Web Portals/ISP -- 4.9%
        Alphabet, Inc., Class A+..................  28,254    30,813,247
                                                            ------------
       TOTAL INVESTMENTS
        (cost $489,768,064)(1)....................    96.1%  603,686,070
       Other assets less liabilities..............     3.9    24,206,225
                                                   -------  ------------
       NET ASSETS                                    100.0% $627,892,295
                                                   =======  ============

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

ADR -- American Depositary Receipt

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2018 (see Note 3):

                        Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                            Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                        --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Common Stocks..........     $603,686,070            $ --                 $ --          $603,686,070
                            ============            ====                 ====          ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Focused Multi-Cap Growth Fund PORTFOLIO PROFILE -- October 31, 2018 -- (unaudited)

Industry Allocation*

                   E-Commerce/Products................ 12.2%
                   Medical-HMO........................  7.6
                   Finance-Credit Card................  7.5
                   Commercial Services-Finance........  7.4
                   Applications Software..............  7.1
                   Web Portals/ISP....................  6.7
                   Resorts/Theme Parks................  6.4
                   Computers..........................  6.0
                   Entertainment Software.............  4.7
                   Auto-Cars/Light Trucks.............  4.0
                   Hotels/Motels......................  3.7
                   Coatings/Paint.....................  3.5
                   Multimedia.........................  2.4
                   Commercial Services................  2.3
                   Diagnostic Kits....................  2.2
                   Professional Sports................  1.8
                   Insurance-Property/Casualty........  1.7
                   Finance-Investment Banker/Broker...  1.7
                   Enterprise Software/Service........  1.1
                   Consulting Services................  0.6
                   Schools............................  0.6
                   Real Estate Investment Trusts......  0.3
                                                       ----
                                                       91.5%
                                                       ====

--------
* Calculated as a percentage of net assets

        SunAmerica Specialty Series -- AIG Focused Multi-Cap Growth Fund PORTFOLIO OF INVESTMENTS -- October 31, 2018

                                                              Value
                   Security Description             Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCKS -- 91.5%
         Applications Software -- 7.1%
          salesforce.com, Inc.+.................... 331,324 $45,470,906
                                                            -----------
         Auto-Cars/Light Trucks -- 4.0%
          Tesla, Inc.+.............................  75,664  25,522,980
                                                            -----------
         Coatings/Paint -- 3.5%
          Sherwin-Williams Co......................  57,150  22,486,811
                                                            -----------
         Commercial Services -- 2.3%
          CoStar Group, Inc.+......................  40,050  14,474,871
                                                            -----------
         Commercial Services-Finance -- 7.4%
          PayPal Holdings, Inc.+................... 563,132  47,410,083
                                                            -----------
         Computers -- 6.0%
          Apple, Inc............................... 174,879  38,274,018
                                                            -----------
         Consulting Services -- 0.6%
          Gartner, Inc.+...........................  26,375   3,890,840
                                                            -----------
         Diagnostic Kits -- 2.2%
          IDEXX Laboratories, Inc.+................  66,675  14,143,101
                                                            -----------
         E-Commerce/Products -- 12.2%
          Alibaba Group Holding, Ltd. ADR+......... 221,488  31,513,313
          Amazon.com, Inc.+........................  29,156  46,591,579
                                                            -----------
                                                             78,104,892
                                                            -----------
         Enterprise Software/Service -- 1.1%
          Guidewire Software, Inc.+................  80,000   7,117,600
                                                            -----------
         Entertainment Software -- 4.7%
          Activision Blizzard, Inc................. 433,286  29,918,398
                                                            -----------
         Finance-Credit Card -- 7.5%
          Visa, Inc., Class A...................... 347,515  47,904,943
                                                            -----------
         Finance-Investment Banker/Broker -- 1.7%
          Charles Schwab Corp...................... 229,000  10,588,960
                                                            -----------

                                                               Value
                  Security Description              Shares    (Note 3)
        ---------------------------------------------------------------
        Hotels/Motels -- 3.7%
         Hyatt Hotels Corp., Class A.............. 337,375  $ 23,346,350
                                                            ------------
        Insurance-Property/Casualty -- 1.7%
         Arch Capital Group, Ltd.+................ 390,000    11,064,300
                                                            ------------
        Medical-HMO -- 7.6%
         UnitedHealth Group, Inc.................. 185,034    48,358,636
                                                            ------------
        Multimedia -- 2.4%
         FactSet Research Systems, Inc............  67,146    15,024,589
                                                            ------------
        Professional Sports -- 1.8%
         Manchester United PLC, Class A........... 557,725    11,678,762
                                                            ------------
        Real Estate Investment Trusts -- 0.3%
         American Homes 4 Rent, Class A........... 100,000     2,107,000
                                                            ------------
        Resorts/Theme Parks -- 6.4%
         Marriott Vacations Worldwide Corp........  50,800     4,495,292
         Vail Resorts, Inc........................ 145,000    36,441,400
                                                            ------------
                                                              40,936,692
                                                            ------------
        Schools -- 0.6%
         2U, Inc.+................................  60,000     3,774,600
                                                            ------------
        Web Portals/ISP -- 6.7%
         Alphabet, Inc., Class A+.................  38,909    42,433,377
                                                            ------------
        TOTAL INVESTMENTS
           (cost $449,653,734)(1).................    91.5%  584,032,709
        Other assets less liabilities.............     8.5    54,148,510
                                                   -------  ------------
        NET ASSETS                                   100.0% $638,181,219
                                                   =======  ============

--------

+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

ADR -- American Depositary Receipt


The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2018 (see Note 3):

                        Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                            Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                        --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Common Stocks..........     $584,032,709            $ --                 $ --          $584,032,709
                            ============            ====                 ====          ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO PROFILE -- October 31, 2018 -- (unaudited)

Industry Allocation*

             Domestic Fixed Income Investment Companies...... 26.4%
             Diversified Banking Institutions................  7.8
             Domestic Equity Investment Companies............  6.3
             International Fixed Income Investment Companies.  5.3
             Insurance-Life/Health...........................  4.4
             Insurance-Multi-line............................  2.5
             Telephone-Integrated............................  2.3
             Electric-Integrated.............................  2.2
             Banks-Commercial................................  1.9
             Real Estate Investment Trusts...................  1.8
             Oil Companies-Integrated........................  1.8
             Tobacco.........................................  1.7
             Banks-Super Regional............................  1.7
             Cellular Telecom................................  1.7
             Domestic Mixed Allocation Investment Companies..  1.5
             Sovereign Agency................................  1.2
             Medical-Drugs...................................  1.2
             Retail-Apparel/Shoe.............................  1.2
             Insurance-Property/Casualty.....................  1.1
             Metal-Diversified...............................  1.1
             Auto-Cars/Light Trucks..........................  1.1
             Coal............................................  1.1
             Television......................................  1.0
             Human Resources.................................  1.0
             Pipelines.......................................  1.0
             Transport-Services..............................  1.0
             Semiconductor Components-Integrated Circuits....  0.8
             Diversified Minerals............................  0.8
             Gas-Distribution................................  0.7
             Closed-End Funds................................  0.7
             Fisheries.......................................  0.7
             Telecom Services................................  0.7
             Diversified Manufacturing Operations............  0.7
             Commercial Services-Finance.....................  0.7
             Oil Refining & Marketing........................  0.7
             Chemicals-Diversified...........................  0.6
             Real Estate Operations & Development............  0.6
             Metal Processors & Fabrication..................  0.6
             Retail-Jewelry..................................  0.6
             Retail-Major Department Stores..................  0.5
             Water...........................................  0.5
             Food-Retail.....................................  0.5
             Building-Residential/Commercial.................  0.5
             Metal-Iron......................................  0.5
             Airlines........................................  0.5
             Insurance-Reinsurance...........................  0.5
             Computer Services...............................  0.5
             Building-Heavy Construction.....................  0.5
             Advertising Agencies............................  0.4
             Banks-Money Center..............................  0.4
             Public Thoroughfares............................  0.4
             Electronic Components-Misc......................  0.4
             Electric-Generation.............................  0.3
             Private Equity..................................  0.2
             Food-Dairy Products.............................  0.2
             Agricultural Operations.........................  0.2
             Electric-Distribution...........................  0.2
             Insurance-Mutual................................  0.1
             Investment Management/Advisor Services..........  0.1

                        Investment Companies.....  0.1%
                        Banks-Fiduciary..........  0.1
                        Energy-Alternate Sources.  0.1
                                                  ----
                                                  97.9%
                                                  ====

--------
* Calculated as a percentage of net assets

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018


                                                                 Value
                    Security Description                Shares  (Note 3)
       ----------------------------------------------------------------
       COMMON STOCKS -- 27.9%
       Advertising Agencies -- 0.4%
        WPP PLC........................................  20,892 $237,072
                                                                --------
       Airlines -- 0.5%
        Deutsche Lufthansa AG..........................  13,702  275,667
                                                                --------
       Auto-Cars/Light Trucks -- 1.1%
        Renault SA.....................................   3,691  275,673
        Subaru Corp....................................  11,602  312,928
                                                                --------
                                                                 588,601
                                                                --------
       Building-Heavy Construction -- 0.5%
        Bouygues SA....................................   7,430  271,171
                                                                --------
       Building-Residential/Commercial -- 0.5%
        Persimmon PLC..................................   9,986  292,578
                                                                --------
       Cellular Telecom -- 1.3%
        China Mobile, Ltd..............................  37,200  347,626
        Telstra Corp., Ltd............................. 160,376  350,752
                                                                --------
                                                                 698,378
                                                                --------
       Chemicals-Diversified -- 0.6%
        PTT Global Chemical PCL........................ 150,900  350,507
                                                                --------
       Closed-End Funds -- 0.7%
        Bancroft Fund, Ltd.............................  19,661  401,183
                                                                --------
       Coal -- 1.1%
        China Shenhua Energy Co., Ltd.................. 145,500  328,480
        Yanzhou Coal Mining Co., Ltd................... 266,000  250,827
                                                                --------
                                                                 579,307
                                                                --------
       Commercial Services-Finance -- 0.7%
        H&R Block, Inc.................................  14,012  371,879
                                                                --------
       Computer Services -- 0.5%
        International Business Machines Corp...........   2,356  271,953
                                                                --------
       Electronic Components-Misc. -- 0.4%
        General Interface Solution Holding, Ltd........  58,000  194,603
                                                                --------
       Fisheries -- 0.7%
        Marine Harvest ASA.............................  16,229  392,323
                                                                --------
       Food-Retail -- 0.5%
        Wesfarmers, Ltd................................   8,925  295,512
                                                                --------
       Gas-Distribution -- 0.5%
        Centrica PLC................................... 152,681  286,910
                                                                --------
       Human Resources -- 1.0%
        Adecco Group AG................................   5,521  270,121
        Randstad NV....................................   5,509  277,851
                                                                --------
                                                                 547,972
                                                                --------
       Medical-Drugs -- 1.2%
        GlaxoSmithKline PLC............................  16,097  311,267
        Sanofi.........................................   3,887  347,423
                                                                --------
                                                                 658,690
                                                                --------
       Metal Processors & Fabrication -- 0.6%
        Catcher Technology Co., Ltd....................  30,000  305,128
                                                                --------
       Metal-Diversified -- 1.1%
        MMC Norilsk Nickel PJSC ADR....................  17,901  296,664
        Rio Tinto, Ltd.................................   5,588  303,004
                                                                --------
                                                                 599,668
                                                                --------

                                                           Value
                   Security Description          Shares   (Note 3)
            --------------------------------------------------------
            Metal-Iron -- 0.5%
              Fortescue Metals Group, Ltd....... 102,462 $   289,853
                                                         -----------
            Oil Companies-Integrated -- 1.8%
              China Petroleum & Chemical Corp... 376,000     304,056
              Gazprom PAO ADR...................  71,841     339,884
              Lukoil PJSC ADR...................   4,707     351,470
                                                         -----------
                                                             995,410
                                                         -----------
            Oil Refining & Marketing -- 0.7%
              SK Innovation Co., Ltd............   1,929     362,753
                                                         -----------
            Public Thoroughfares -- 0.4%
              Atlantia SpA......................  11,125     223,408
                                                         -----------
            Real Estate Operations & Development -- 0.6%
              China Vanke Co., Ltd.............. 100,000     306,610
                                                         -----------
            Retail-Apparel/Shoe -- 1.2%
              Hennes & Mauritz AB, Class B......  20,465     360,195
              L Brands, Inc.....................   8,984     291,261
                                                         -----------
                                                             651,456
                                                         -----------
            Retail-Jewelry -- 0.6%
              Pandora A/S.......................   4,846     303,114
                                                         -----------
            Retail-Major Department Stores -- 0.5%
              Marks & Spencer Group PLC.........  79,746     301,531
                                                         -----------
            Semiconductor Components-Integrated Circuits -- 0.8%
              Nanya Technology Corp............. 128,000     214,888
              Winbond Electronics Corp.......... 535,000     233,857
                                                         -----------
                                                             448,745
                                                         -----------
            Telecom Services -- 0.5%
              Telenor ASA.......................  15,214     278,645
                                                         -----------
            Telephone-Integrated -- 2.2%
              AT&T, Inc.........................   9,957     305,481
              BT Group PLC...................... 107,275     329,644
              Orange SA.........................  18,858     294,797
              Telefonica SA.....................  36,409     298,095
                                                         -----------
                                                           1,228,017
                                                         -----------
            Television -- 1.0%
              ITV PLC........................... 141,800     269,758
              ProSiebenSat.1 Media SE...........  12,995     300,428
                                                         -----------
                                                             570,186
                                                         -----------
            Tobacco -- 1.7%
              Imperial Brands PLC...............   8,520     288,692
              Japan Tobacco, Inc................  12,000     308,569
              Philip Morris International, Inc..   4,003     352,544
                                                         -----------
                                                             949,805
                                                         -----------
            Transport-Services -- 1.0%
              Deutsche Post AG..................  10,066     318,696
              Royal Mail PLC....................  49,209     225,558
                                                         -----------
                                                             544,254
                                                         -----------
            Water -- 0.5%
              Veolia Environnement SA...........  14,944     298,143
                                                         -----------
            Total Common Stocks
               (cost $16,969,953)...............          15,371,032
                                                         -----------

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                        Value
                    Security Description        Shares (Note 3)
                ----------------------------------------------
                PREFERRED SECURITIES -- 9.2%
                Agricultural Operations -- 0.2%
                  CHS, Inc.
                   Series 4
                   7.50%....................... 4,456  $118,218
                                                       --------
                Banks-Commercial -- 0.3%
                  BB&T Corp.
                   Series E
                   5.63%....................... 1,868    45,504
                  BB&T Corp.
                   5.85%....................... 3,574    89,922
                  Synovus Financial Corp.
                   Series D
                   6.30%....................... 1,700    43,435
                                                       --------
                                                        178,861
                                                       --------
                Banks-Super Regional -- 0.5%
                  Capital One Financial Corp.
                   Series B
                   6.00%....................... 3,600    89,928
                  Capital One Financial Corp.
                   Series H
                   6.00%....................... 1,788    45,683
                  Wells Fargo & Co.
                   Series W
                   5.70%....................... 1,709    42,793
                  Wells Fargo & Co.
                   Series V
                   6.00%....................... 3,150    80,609
                                                       --------
                                                        259,013
                                                       --------
                Diversified Banking Institutions -- 1.2%
                  Bank of America Corp.
                   Series HH
                   5.88%....................... 5,375   133,945
                  Bank of America Corp.
                   Series GG
                   6.00%....................... 5,304   133,289
                  GMAC Capital Trust I FRS
                   Series 2
                   (3 ML+5.79%)
                   8.13%....................... 8,433   221,451
                  Morgan Stanley
                   Series K
                   5.85%....................... 2,825    71,190
                  Morgan Stanley
                   Series F
                   6.88%....................... 2,769    74,237
                                                       --------
                                                        634,112
                                                       --------
                Electric-Integrated -- 0.9%
                  CMS Energy Corp.
                   5.88%....................... 1,625    40,788
                  DTE Energy Co.
                   Series F
                   6.00%....................... 1,725    44,747
                  Integrys Holding, Inc.
                   6.00%....................... 4,090   102,761
                  PPL Capital Funding, Inc.
                   Series B
                   5.90%....................... 3,850    96,019

                                                              Value
                    Security Description              Shares (Note 3)
          ----------------------------------------------------------
          Electric-Integrated (continued)
            SCE Trust
             5.00%................................... 2,019  $ 42,641
            SCE Trust
             Series J
             5.38%................................... 2,027    48,222
            SCE Trust
             Series K
             5.45%................................... 1,263    30,893
            Southern Co.
             6.25%................................... 3,527    90,256
                                                             --------
                                                              496,327
                                                             --------
          Energy-Alternate Sources -- 0.1%
            Algonquin Power & Utilities Corp.
             6.88%................................... 1,925    49,126
                                                             --------
          Food-Dairy Products -- 0.1%
            Dairy Farmers of America, Inc.
             7.88%*(2)...............................   500    50,125
                                                             --------
          Insurance-Life/Health -- 0.3%
            Prudential Financial, Inc.
             5.63%................................... 2,000    48,220
            Unum Group
             6.25%................................... 4,960   124,248
                                                             --------
                                                              172,468
                                                             --------
          Insurance-Multi-line -- 0.7%
            Allstate Corp.
             Series G
             5.63%................................... 2,028    49,625
            American Financial Group, Inc.
             6.00%................................... 4,764   119,291
            American Financial Group, Inc.
             6.25%................................... 3,803    96,482
            Hartford Financial Services Group, Inc.
             Series G
             6.00%................................... 2,000    50,140
            MetLife, Inc.
             Series E
             5.63%................................... 2,090    51,748
                                                             --------
                                                              367,286
                                                             --------
          Insurance-Property/Casualty -- 0.5%
            Arch Capital Group, Ltd.
             Series F
             5.45%................................... 1,386    31,240
            Enstar Group, Ltd.
             Series D
             7.00%................................... 4,675   120,101
            Hanover Insurance Group, Inc.
             6.35%................................... 2,322    58,445
            WR Berkley Corp.
             5.70%................................... 3,500    81,900
                                                             --------
                                                              291,686
                                                             --------
          Insurance-Reinsurance -- 0.5%
            PartnerRe, Ltd.
             Series I
             5.88%................................... 2,500    61,775

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                             Value
                    Security Description             Shares (Note 3)
           --------------------------------------------------------
           PREFERRED SECURITIES (continued)
           Insurance-Reinsurance (continued)
             Reinsurance Group of America, Inc.
              5.75%................................. 2,397  $ 60,261
             Reinsurance Group of America, Inc.
              6.20%................................. 2,245    59,043
             RenaissanceRe Holdings, Ltd.
              Series F
              5.75%................................. 3,844    93,601
                                                            --------
                                                             274,680
                                                            --------
           Investment Companies -- 0.1%
             Oaktree Capital Group LLC
              Series B
              6.55%................................. 2,500    62,875
                                                            --------
           Investment Management/Advisor Services -- 0.1%
             Ares Management LP
              Series A
              7.00%................................. 2,675    69,523
                                                            --------
           Pipelines -- 0.4%
             Enbridge, Inc.
              Series B
              6.38%................................. 5,450   134,506
             Energy Transfer Partners LP
              Series D
              7.63%................................. 3,550    88,928
                                                            --------
                                                             223,434
                                                            --------
           Private Equity -- 0.2%
             Apollo Global Management LLC
              Series B
              6.38%................................. 5,351   132,116
                                                            --------
           Real Estate Investment Trusts -- 1.8%
             American Homes 4 Rent
              Series E
              6.35%................................. 3,167    74,836
             American Homes 4 Rent
              Series D
              6.50%................................. 3,196    76,448
             Colony Capital, Inc.
              Series E
              8.75%................................. 3,272    84,483
             Global Net Lease, Inc.
              Series A
              7.25%................................. 1,700    42,313
             Kimco Realty Corp.
              Series K
              5.63%................................. 1,750    40,128
             Monmouth Real Estate Investment Corp.
              Series C
              6.13%................................. 2,000    48,000
             National Retail Properties, Inc.
              Series E
              5.70%................................. 2,479    59,025
             National Storage Affiliates Trust
              Series A
              6.00%................................. 1,745    42,316
             Public Storage
              Series Y
              6.38%................................. 1,800    45,990

                                                Shares/
                                               Principal   Value
                  Security Description          Amount    (Note 3)
            ------------------------------------------------------
            Real Estate Investment Trusts (continued)
              SITE Centers Corp.
               Class K
               6.25%..........................    2,800  $   60,956
              SITE Centers Corp.
               Class J
               6.50%..........................    4,625     107,994
              SL Green Realty Corp.
               Series I
               6.50%..........................    4,040      99,869
              Spirit Realty Capital, Inc.
               Series A
               6.00%..........................    1,925      42,908
              Summit Hotel Properties, Inc.
               Series E
               6.25%..........................    1,839      42,205
              Taubman Centers, Inc.
               Series K
               6.25%..........................    1,534      36,279
              VEREIT, Inc.
               Series F
               6.70%..........................    3,752      93,350
                                                         ----------
                                                            997,100
                                                         ----------
            Sovereign Agency -- 1.0%
              AgriBank FCB
               6.88%..........................    1,250     134,063
              CoBank ACB
               Series H
               6.20%..........................      700      72,660
              CoBank ACB
               Series F
               6.25%..........................      900      92,700
              Farm Credit Bank of Texas
               6.75%*.........................    1,200     127,200
              Farm Credit Bank of Texas
               Series 1
               10.00%.........................      100     114,000
                                                         ----------
                                                            540,623
                                                         ----------
            Telecom Services -- 0.2%
              Centaur Funding Corp.
               Series B
               9.08%*.........................      100     107,765
                                                         ----------
            Telephone-Integrated -- 0.1%
              AT&T, Inc.
               5.63%..........................    1,800      42,606
                                                         ----------
            Total Preferred Securities
               (cost $4,983,986)..............            5,067,944
                                                         ----------
            PREFERRED SECURITIES/CAPITAL SECURITIES -- 21.2%
            Banks-Commercial -- 1.6%
              Citizens Financial Group, Inc.
               6.38% due 04/06/2024(1)........ $ 50,000      49,994
              Cooperatieve Rabobank UA
               11.00% due 06/30/2019*(1)......  200,000     209,200
              DNB Bank ASA
               6.50% due 03/26/2022(1)........  200,000     199,736
              ING Groep NV
               6.88% due 04/16/2022(1)........  200,000     202,000

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)

                                                  Principal  Value
                   Security Description            Amount   (Note 3)
           --------------------------------------------------------
           PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
           Banks-Commercial (continued)
             Standard Chartered PLC
              7.75% due 04/02/2023*(1)........... $200,000  $202,000
                                                            --------
                                                             862,930
                                                            --------
           Banks-Fiduciary -- 0.1%
             State Street Corp.
              Series F
              5.25% due 09/15/2020(1)............   50,000    50,563
                                                            --------
           Banks-Money Center -- 0.4%
             Dresdner Funding Trust I
              8.15% due 06/30/2031*..............  100,000   124,000
             HSBC Capital Funding Dollar 1 LP
              10.18% due 06/30/2030*(1)..........   75,000   110,250
                                                            --------
                                                             234,250
                                                            --------
           Banks-Super Regional -- 1.2%
             PNC Financial Services Group, Inc.
              6.75% due 08/01/2021(1)............   80,000    84,500
             Wells Fargo & Co.
              Series U
              5.88% due 06/15/2025(1)............  109,000   112,270
             Wells Fargo & Co.
              Series S
              5.90% due 06/15/2024(1)............   50,000    50,375
             Wells Fargo & Co. FRS
              6.10% (3 ML+3.77%)
              due 12/15/2018(1)..................  270,000   272,025
             Wells Fargo Capital X
              5.95% due 12/01/2086...............  115,000   120,175
                                                            --------
                                                             639,345
                                                            --------
           Cellular Telecom -- 0.4%
             Vodafone Group PLC
              6.25% due 10/03/2078...............  200,000   195,250
                                                            --------
           Diversified Banking Institutions -- 6.6%
             Bank of America Corp.
              Series AA
              6.10% due 03/17/2025(1)............  105,000   107,756
             Bank of America Corp.
              Series X
              6.25% due 09/05/2024(1)............  174,000   179,220
             Bank of America Corp.
              Series Z
              6.50% due 10/23/2024(1)............  180,000   190,881
             Barclays PLC
              7.75% due 09/15/2023(1)............  200,000   199,540
             BNP Paribas SA
              7.38% due 08/19/2025*(1)...........  200,000   205,500
             BNP Paribas SA
              7.63% due 03/30/2021*(1)...........  200,000   207,750
             Citigroup, Inc.
              5.90% due 02/15/2023(1)............   95,000    95,000
             Citigroup, Inc.
              Series R
              6.13% due 11/15/2020(1)............  200,000   204,500
             Citigroup, Inc.
              Series T
              6.25% due 08/15/2026(1)............   81,000    82,721

                                                Principal   Value
                  Security Description           Amount    (Note 3)
           --------------------------------------------------------
           Diversified Banking Institutions (continued)
             Citigroup, Inc.
              5.95% due 01/30/2023(1).......... $ 74,000  $   74,093
             Credit Agricole SA
              8.13% due 12/23/2025*(1).........  200,000     214,513
             Credit Suisse Group AG
              7.50% due 07/17/2023*(1).........  200,000     203,500
             HSBC Holdings PLC
              6.88% due 06/01/2021(1)..........  200,000     207,250
             JPMorgan Chase & Co.
              Series Z
              5.30% due 05/01/2020(1)..........  105,000     106,575
             JPMorgan Chase & Co. FRS
              Series I
              5.99% (3 ML +3.47%)
              due 01/30/2019(1)................   96,000      96,515
             JPMorgan Chase & Co.
              Series S
              6.75% due 02/01/2024(1)..........  252,000     268,758
             Morgan Stanley
              Series J
              5.55% due 07/15/2020(1)..........  100,000     101,000
             Royal Bank of Scotland Group PLC
              7.65% due 09/30/2031(1)..........   70,000      87,325
             Royal Bank of Scotland Group PLC
              8.63% due 08/15/2021(1)..........  200,000     210,250
             Societe Generale SA
              7.38% due 09/13/2021*(1).........  200,000     202,750
             UBS Group AG
              7.13% due 02/19/2020(1)..........  200,000     203,468
             UBS Group AG
              7.13% due 08/10/2021(1)..........  200,000     206,750
                                                          ----------
                                                           3,655,615
                                                          ----------
           Diversified Manufacturing Operations -- 0.7%
             General Electric Co.
              Series D
              5.00% due 01/21/2021(1)..........  416,000     385,320
                                                          ----------
           Diversified Minerals -- 0.8%
             BHP Billiton Finance USA, Ltd.
              6.25% due 10/19/2075*............  200,000     208,250
             BHP Billiton Finance USA, Ltd.
              6.75% due 10/19/2075*............  200,000     216,500
                                                          ----------
                                                             424,750
                                                          ----------
           Electric-Distribution -- 0.2%
             CenterPoint Energy, Inc.
              Series A
              6.13% due 09/01/2023(1)..........  100,000     100,875
                                                          ----------
           Electric-Generation -- 0.3%
             Electricite de France SA
              5.25% due 01/29/2023*(1).........  200,000     193,750
                                                          ----------
           Electric-Integrated -- 1.3%
             Emera, Inc.
              Series 16-A
              6.75% due 06/15/2076.............  168,000     174,720
             Enel SpA
              8.75% due 09/24/2073*............  200,000     216,000

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                      Principal   Value
                  Security Description                 Amount    (Note 3)
      -------------------------------------------------------------------
      PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
      Electric-Integrated (continued)
        Southern California Edison Co.
         6.25% due 02/01/2022(1)..................... $ 85,000  $   87,550
        Southern Co.
         Series B
         5.50% due 03/15/2057........................  215,000     214,211
                                                                ----------
                                                                   692,481
                                                                ----------
      Gas-Distribution -- 0.2%
        NiSource, Inc.
         5.65% due 06/15/2023*(1)....................  135,000     132,327
                                                                ----------
      Insurance-Life/Health -- 4.1%
        Dai-ichi Life Insurance Co., Ltd.
         5.10% due 10/28/2024*(1)....................  200,000     199,750
        Dai-ichi Life Insurance Co., Ltd.
         7.25% due 07/25/2021*(1)....................  150,000     161,850
        Hanwha Life Insurance Co., Ltd.
         4.70% due 04/23/2048*.......................  200,000     190,262
        La Mondiale SAM
         4.80% due 01/18/2048........................  200,000     171,000
        La Mondiale SAM
         Sub. Notes
         7.63% due 04/23/2019(1).....................  200,000     203,492
        Meiji Yasuda Life Insurance Co.
         5.10% due 04/26/2048*.......................  200,000     198,000
        Nippon Life Insurance Co.
         5.00% due 10/18/2042*.......................  200,000     202,000
        Nippon Life Insurance Co.
         5.10% due 10/16/2044*.......................  200,000     200,500
        Prudential Financial, Inc.
         5.20% due 03/15/2044........................   90,000      87,750
        Prudential Financial, Inc.
         5.63% due 06/15/2043........................  197,000     200,467
        Prudential Financial, Inc.
         5.70% due 09/15/2048........................   80,000      77,440
        Prudential Financial, Inc.
         5.88% due 09/15/2042........................  130,000     135,265
        Sumitomo Life Insurance Co.
         6.50% due 09/20/2073*.......................  200,000     214,020
                                                                ----------
                                                                 2,241,796
                                                                ----------
      Insurance-Multi-line -- 1.8%
        Assurant, Inc.
         7.00% due 03/27/2048........................  100,000     100,000
        Hartford Financial Services Group, Inc. FRS
         4.44% (3 ML+2.13%)
         due 02/12/2067*.............................   95,000      87,400
        MetLife Capital Trust IV
         7.88% due 12/15/2067*.......................  100,000     121,000
        MetLife, Inc.
         Series C
         5.25% due 06/15/2020(1).....................  157,000     157,981
        MetLife, Inc.
         5.88% due 03/15/2028(1).....................   38,000      37,905
        MetLife, Inc.
         9.25% due 04/08/2068*.......................  100,000     132,500
        MetLife, Inc.
         10.75% due 08/01/2069.......................   85,000     129,625

                                                        Shares/
                                                       Principal   Value
                 Security Description                   Amount    (Note 3)
   ------------------------------------------------------------------------
   Insurance-Multi-line (continued)
     Voya Financial, Inc.
      5.65% due 05/15/2053............................ $166,000  $   163,510
     Voya Financial, Inc.
      6.13% due 09/15/2023(1).........................   60,000       59,625
                                                                 -----------
                                                                     989,546
                                                                 -----------
   Insurance-Mutual -- 0.1%
     Liberty Mutual Group, Inc. FRS
      5.24% (3 ML+2.91%)
      due 03/07/2067*.................................   75,000       72,375
                                                                 -----------
   Insurance-Property/Casualty -- 0.6%
     Mitsui Sumitomo Insurance Co., Ltd.
      7.00% due 03/15/2072*...........................  100,000      107,625
     QBE Insurance Group, Ltd.
      6.75% due 12/02/2044............................  200,000      205,000
                                                                 -----------
                                                                     312,625
                                                                 -----------
   Pipelines -- 0.6%
     Enbridge Energy Partners LP FRS
      6.19% (3 ML+3.80%)
      due 10/01/2077..................................   65,000       64,357
     Enbridge, Inc.
      6.25% due 03/01/2078............................   35,000       32,750
     TransCanada Trust
      5.63% due 05/20/2075............................   52,000       49,497
     TransCanada Trust
      Series 16-A
      5.88% due 08/15/2076............................  178,000      175,223
                                                                 -----------
                                                                     321,827
                                                                 -----------
   Sovereign Agency -- 0.2%
     CoBank ACB
      Series I
      6.25% due 10/01/2026(1).........................  123,000      128,535
                                                                 -----------
   Total Preferred Securities/Capital Securities
      (cost $11,838,649)..............................            11,634,160
                                                                 -----------
   REGISTERED INVESTMENT COMPANIES(3) -- 39.5%
   Domestic Equity Investment Companies -- 6.3%
     Eaton Vance Tax-Advantaged Dividend Income
      Fund............................................   23,077      511,617
     Eaton Vance Tax-Managed Diversified Equity
      Income Fund.....................................   39,045      447,456
     First Trust Energy Income and Growth Fund........   15,877      310,554
     Gabelli Dividend & Income Trust..................   34,689      714,247
     Gabelli Equity Trust, Inc........................   81,900      476,658
     Reaves Utility Income Fund.......................   26,418      802,050
     Tortoise MLP Fund, Inc...........................   12,504      179,807
                                                                 -----------
                                                                   3,442,389
                                                                 -----------
   Domestic Fixed Income Investment Companies -- 26.4%
     AllianzGI Convertible & Income Fund..............   73,940      459,167
     AllianzGI Convertible & Income Fund II...........   98,834      539,634
     BlackRock Corporate High Yield Fund, Inc.........   75,129      737,767
     BlackRock Floating Rate Income Strategies Fund,
      Inc.............................................    6,110       79,247
     BlackRock Limited Duration Income Trust..........   18,879      269,970
     BlackRock MuniHoldings Investment Quality
      Fund............................................   24,566      290,861

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)

                                                                   Value
                   Security Description                   Shares  (Note 3)
   ------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES(3) (continued)
   Domestic Fixed Income Investment Companies (continued)
     BlackRock MuniYield Quality Fund III, Inc........... 18,006 $   209,770
     BlackRock Taxable Municipal Bond Trust.............. 12,827     253,205
     Calamos Convertible and High Income Fund............ 61,997     673,287
     DoubleLine Income Solutions Fund.................... 41,579     780,022
     Eaton Vance Limited Duration Income Fund............ 47,345     581,397
     Eaton Vance Senior Floating-Rate Trust..............  7,841     105,305
     Eaton Vance Senior Income Trust..................... 28,742     178,775
     Flaherty & Crumrine Preferred Securities Income
      Fund, Inc.......................................... 38,160     665,892
     Flaherty & Crumrine Total Return Fund, Inc.......... 20,825     369,852
     Franklin Limited Duration Income Trust.............. 15,233     141,667
     Guggenheim Taxable Municipal Managed Duration
      Trust.............................................. 14,301     287,879
     Invesco Dynamic Credit Opportunities Fund........... 30,138     331,819
     John Hancock Preferred Income Fund.................. 37,710     783,237
     MFS Multimarket Income Trust........................ 28,969     151,798
     New America High Income Fund, Inc................... 94,470     773,709
     Nuveen AMT-Free Quality Municipal Income Fund....... 22,728     275,691
     Nuveen Credit Strategies Income Fund................ 70,168     537,487
     Nuveen Floating Rate Income Fund....................  8,667      86,323
     Nuveen Floating Rate Income Opportunity Fund........ 13,139     131,916
     Nuveen Municipal Credit Income Fund................. 22,018     292,619
     Nuveen Municipal Value Fund, Inc.................... 17,799     163,395
     Nuveen Preferred Income Opportunities Fund.......... 95,918     867,099
     Nuveen Short Duration Credit Opportunities Fund..... 10,266     164,153
     PIMCO Corporate & Income Opportunity Fund........... 17,437     292,244
     PIMCO Dynamic Credit and Mortgage Income
      Fund............................................... 43,464     987,502
     PIMCO High Income Fund.............................. 65,582     527,279
     PIMCO Income Strategy Fund II....................... 57,760     586,842
     Pioneer Floating Rate Trust......................... 12,997     137,443
     Pioneer High Income Trust........................... 42,175     368,609
     Wells Fargo Income Opportunities Fund............... 22,011     164,862
     Western Asset Global Corporate Defined Opportunity
      Fund, Inc..........................................  8,868     134,794
     Western Asset High Yield Defined Opportunity Fund,
      Inc................................................ 10,089     141,145
                                                                 -----------
                                                                  14,523,663
                                                                 -----------
   Domestic Mixed Allocation Investment Company -- 1.5%
     Flaherty & Crumrine Dynamic Preferred and Income
      Fund, Inc.......................................... 38,233     841,126
                                                                 -----------
   International Fixed Income Investment Companies -- 5.3%
     AllianceBernstein Global High Income Fund, Inc...... 21,083     233,178
     BrandywineGLOBAL Global Income Opportunities
      Fund, Inc.......................................... 24,701     254,173
     First Trust Aberdeen Global Opportunity Income
      Fund...............................................  5,094      46,457
     Nuveen Preferred & Income Term Fund................. 21,487     471,855
     PIMCO Dynamic Income Fund........................... 26,147     828,075
     PIMCO Income Opportunity Fund....................... 24,605     627,674
     Wells Fargo Multi-Sector Income Fund................ 21,301     246,453
     Western Asset Global High Income Fund, Inc.......... 22,138     191,715
                                                                 -----------
                                                                   2,899,580
                                                                 -----------
   Total Registered Investment Companies
      (cost $23,463,536).................................         21,706,758
                                                                 -----------

                                             Principal   Value
                  Security Description        Amount    (Note 3)
              ----------------------------------------------------
              U.S. CORPORATE BONDS & NOTES -- 0.1%
              Food-Dairy Products -- 0.1%
                Land O' Lakes, Inc.
                 Junior Sub. Notes
                 7.00% due 09/18/2028*(1)...  $50,000  $    49,938
                Land O' Lakes, Inc.
                 Junior Sub. Notes
                 7.25% due 04/04/2027*(1)...   30,000       31,125
                                                       -----------
              Total U.S. Corporate Bonds & Notes
                 (cost $80,000).............                81,063
                                                       -----------
              TOTAL INVESTMENTS
                 (cost $57,336,124)(4)......     97.9%  53,860,957
              Other assets less liabilities.      2.1    1,131,978
                                              -------  -----------
              NET ASSETS                        100.0% $54,992,935
                                              =======  ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $4,899,725 representing 8.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Perpetual maturity -- maturity date reflects the next call date.
(2)Illiquid security. At October 31, 2018, the aggregate value of these securities was $50,125 representing 0.1% of net assets.
(3)Represents common shares of closed-end investment companies.
(4)See Note 6 for cost of investments on a tax basis.

ADR-- American Depositary Receipt
FRS-- Floating Rate Security
The rates shown on FRS are the current interest rates at October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML -- 3 Month USD Libor

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2018 (see Note 3):

                                         Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                             Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                         --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks...........................      $ 2,344,807         $13,026,225**           $ --          $15,371,032
Preferred Securities:
  Electric-Integrated...................          393,566             102,761               --              496,327
  Food-Dairy Products...................               --              50,125               --               50,125
  Sovereign Agency......................          206,723             333,900               --              540,623
  Telecom Services......................               --             107,765               --              107,765
  Other Industries......................        3,873,104                  --               --            3,873,104
Preferred Securities/Capital Securities.               --          11,634,160               --           11,634,160
Registered Investment Companies.........       21,706,758                  --               --           21,706,758
U.S. Corporate Bonds & Notes............               --              81,063               --               81,063
                                              -----------         -----------             ----          -----------
Total Investments at Value..............      $28,524,958         $25,335,999             $ --          $53,860,957
                                              ===========         ===========             ====          ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 3).

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO PROFILE -- October 31, 2018 -- (unaudited)

Industry Allocation*

                Repurchase Agreements..................... 6.9%
                Banks-Commercial.......................... 5.2
                Medical-Biomedical/Gene................... 4.3
                Real Estate Investment Trusts............. 3.1
                Medical Products.......................... 2.7
                Medical-Drugs............................. 2.4
                Exchange-Traded Funds..................... 2.0
                Insurance-Property/Casualty............... 1.9
                Electronic Components-Misc................ 1.8
                Retail-Restaurants........................ 1.6
                Investment Management/Advisor Services.... 1.6
                Human Resources........................... 1.6
                Building-Mobile Home/Manufactured Housing. 1.5
                Food-Wholesale/Distribution............... 1.4
                Medical-Outpatient/Home Medical........... 1.4
                Computer Services......................... 1.3
                Enterprise Software/Service............... 1.3
                Networking Products....................... 1.3
                Chemicals-Specialty....................... 1.2
                Applications Software..................... 1.2
                Auto/Truck Parts & Equipment-Replacement.. 1.2
                Internet Security......................... 1.2
                Recreational Vehicles..................... 1.1
                Diversified Manufacturing Operations...... 1.1
                Water Treatment Systems................... 1.1
                Oil Refining & Marketing.................. 1.0
                Metal Products-Distribution............... 1.0
                Commercial Services-Finance............... 1.0
                Electronic Components-Semiconductors...... 1.0
                Retail-Apparel/Shoe....................... 1.0
                Commercial Services....................... 0.9
                Computer Software......................... 0.9
                Building & Construction-Misc.............. 0.9
                Internet Content-Information/News......... 0.9
                Energy-Alternate Sources.................. 0.9
                Oil Companies-Exploration & Production.... 0.9
                Wireless Equipment........................ 0.9
                MRI/Medical Diagnostic Imaging............ 0.8
                Insurance-Life/Health..................... 0.8
                Footwear & Related Apparel................ 0.8
                Electronic Measurement Instruments........ 0.8
                Medical Labs & Testing Services........... 0.8
                Machinery-General Industrial.............. 0.8
                Consulting Services....................... 0.8
                E-Marketing/Info.......................... 0.8
                Building-Heavy Construction............... 0.8
                Beverages-Non-alcoholic................... 0.8
                Medical Information Systems............... 0.8
                Financial Guarantee Insurance............. 0.8
                Multimedia................................ 0.8
                Hazardous Waste Disposal.................. 0.7
                Tobacco................................... 0.7
                Computers-Periphery Equipment............. 0.7
                Telecom Services.......................... 0.7
                Internet Connectivity Services............ 0.7
                Semiconductor Equipment................... 0.6
                Retail-Jewelry............................ 0.6
                Dialysis Centers.......................... 0.6
                Athletic Equipment........................ 0.6
                Electric-Integrated....................... 0.5
                Finance-Consumer Loans.................... 0.5

               Patient Monitoring Equipment................. 0.5%
               Savings & Loans/Thrifts...................... 0.5
               Disposable Medical Products.................. 0.5
               Medical Imaging Systems...................... 0.5
               Night Clubs.................................. 0.5
               Steel-Specialty.............................. 0.5
               Auto-Heavy Duty Trucks....................... 0.5
               Oil Field Machinery & Equipment.............. 0.5
               U.S. Government Treasuries................... 0.5
               Finance-Investment Banker/Broker............. 0.4
               Oil-Field Services........................... 0.4
               Physicians Practice Management............... 0.4
               Schools...................................... 0.4
               Gas-Distribution............................. 0.4
               Physical Therapy/Rehabilitation Centers...... 0.4
               Distribution/Wholesale....................... 0.3
               Auto/Truck Parts & Equipment-Original........ 0.3
               E-Commerce/Services.......................... 0.3
               Building & Construction Products-Misc........ 0.3
               Medical Instruments.......................... 0.2
               Aerospace/Defense-Equipment.................. 0.2
               Food-Misc./Diversified....................... 0.2
               Television................................... 0.2
               Retail-Misc./Diversified..................... 0.2
               Industrial Automated/Robotic................. 0.2
               Telecom Equipment-Fiber Optics............... 0.2
               Building-Residential/Commercial.............. 0.2
               Aerospace/Defense............................ 0.2
               Metal Processors & Fabrication............... 0.2
               Semiconductor Components-Integrated Circuits. 0.2
               Airlines..................................... 0.2
               Transport-Marine............................. 0.2
               Insurance-Multi-line......................... 0.2
               Transport-Truck.............................. 0.2
               Retail-Discount.............................. 0.1
               Coal......................................... 0.1
               Water........................................ 0.1
               Rental Auto/Equipment........................ 0.1
               Retail-Automobile............................ 0.1
               Diagnostic Equipment......................... 0.1
               Rubber/Plastic Products...................... 0.1
               Office Furnishings-Original.................. 0.1
               Consumer Products-Misc....................... 0.1
               Computer Data Security....................... 0.1
               Computers-Integrated Systems................. 0.1
               Medical-Generic Drugs........................ 0.1
               Therapeutics................................. 0.1
               Miscellaneous Manufacturing.................. 0.1
               Engineering/R&D Services..................... 0.1
               Instruments-Controls......................... 0.1
               Medical-Hospitals............................ 0.1
               Finance-Mortgage Loan/Banker................. 0.1
               Computers-Other.............................. 0.1
               Chemicals-Diversified........................ 0.1
               Printing-Commercial.......................... 0.1
               Racetracks................................... 0.1
               Insurance-Reinsurance........................ 0.1
               Steel-Producers.............................. 0.1
               Data Processing/Management................... 0.1
               Electronic Parts Distribution................ 0.1
               E-Commerce/Products.......................... 0.1

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO PROFILE -- October 31, 2018 -- (unaudited) (continued)

Industry Allocation* (continued)

                 Machinery-Pumps........................  0.1%
                 Oil & Gas Drilling.....................  0.1
                 Power Converter/Supply Equipment.......  0.1
                 Cellular Telecom.......................  0.1
                 Health Care Cost Containment...........  0.1
                 Firearms & Ammunition..................  0.1
                 Building Products-Wood.................  0.1
                 Retail-Building Products...............  0.1
                 Real Estate Management/Services........  0.1
                 Building Products-Doors & Windows......  0.1
                 Non-Hazardous Waste Disposal...........  0.1
                 Recreational Centers...................  0.1
                 Resorts/Theme Parks....................  0.1
                 Telecommunication Equipment............  0.1
                 Publishing-Newspapers..................  0.1
                 Transport-Equipment & Leasing..........  0.1
                 Retail-Home Furnishings................  0.1
                 Paper & Related Products...............  0.1
                 Transport-Services.....................  0.1
                 Advertising Services...................  0.1
                 Containers-Paper/Plastic...............  0.1
                 Cosmetics & Toiletries.................  0.1
                 Retail-Pawn Shops......................  0.1
                 Diagnostic Kits........................  0.1
                 Machine Tools & Related Products.......  0.1
                 Real Estate Operations & Development...  0.1
                 Veterinary Diagnostics.................  0.1
                 Environmental Consulting & Engineering.  0.1
                 Satellite Telecom......................  0.1
                 Drug Delivery Systems..................  0.1
                 Casino Services........................  0.1
                 Wire & Cable Products..................  0.1
                 Web Hosting/Design.....................  0.1
                 Medical-HMO............................  0.1
                 Batteries/Battery Systems..............  0.1
                 Security Services......................  0.1
                 Audio/Video Products...................  0.1
                 Lasers-System/Components...............  0.1
                 Metal-Iron.............................  0.1
                 Transactional Software.................  0.1
                 Golf...................................  0.1
                 Telephone-Integrated...................  0.1
                 Chemicals-Plastics.....................  0.1
                 Hotels/Motels..........................  0.1
                 Medical-Nursing Homes..................  0.1
                 Brewery................................  0.1
                 Precious Metals........................  0.1
                 Food-Confectionery.....................  0.1
                 Internet Content-Entertainment.........  0.1
                 Appliances.............................  0.1
                 Building-Maintenance & Services........  0.1
                 Private Equity.........................  0.1
                                                         ----
                                                         99.0%
                                                         ====

--------
* Calculated as a percentage of net assets

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018


                                                                 Value
                     Security Description                Shares (Note 3)
        ----------------------------------------------------------------
        COMMON STOCKS -- 89.6%
        Advanced Materials -- 0.0%
          Haynes International, Inc.....................   146  $  4,228
                                                                --------
        Advertising Agencies -- 0.0%
          MDC Partners, Inc., Class A+..................   657     1,623
          Telaria, Inc.+................................   517     1,515
                                                                --------
                                                                   3,138
                                                                --------
        Advertising Sales -- 0.0%
          Boston Omaha Corp., Class A+..................    59     1,633
          Clear Channel Outdoor Holdings, Inc., Class A.   436     2,538
                                                                --------
                                                                   4,171
                                                                --------
        Advertising Services -- 0.1%
          Fluent, Inc.+.................................   384       929
          Trade Desk, Inc., Class A+....................   383    47,320
                                                                --------
                                                                  48,249
                                                                --------
        Aerospace/Defense -- 0.2%
          AeroVironment, Inc.+..........................   250    22,492
          Cubic Corp....................................   298    19,552
          Esterline Technologies Corp.+.................   308    36,147
          Kratos Defense & Security Solutions, Inc.+.... 1,037    12,994
          MSA Safety, Inc...............................   401    41,880
          National Presto Industries, Inc...............    58     7,231
                                                                --------
                                                                 140,296
                                                                --------
        Aerospace/Defense-Equipment -- 0.2%
          AAR Corp......................................   382    18,176
          Aerojet Rocketdyne Holdings, Inc.+............   823    29,068
          Astronics Corp.+..............................   249     7,261
          Astronics Corp., Class B+.....................    37     1,087
          Barnes Group, Inc.............................   563    31,866
          Ducommun, Inc.+...............................   125     4,645
          Kaman Corp....................................   325    20,644
          Moog, Inc., Class A...........................   378    27,046
          Triumph Group, Inc............................   574    10,475
                                                                --------
                                                                 150,268
                                                                --------
        Agricultural Biotech -- 0.0%
          Calyxt, Inc.+.................................    70       843
          Marrone Bio Innovations, Inc.+................   642       963
                                                                --------
                                                                   1,806
                                                                --------
        Agricultural Chemicals -- 0.0%
          Intrepid Potash, Inc.+........................ 1,124     4,440
                                                                --------
        Agricultural Operations -- 0.0%
          Alico, Inc....................................    39     1,291
          Andersons, Inc................................   320    11,520
          Cadiz, Inc.+..................................   266     2,958
          Limoneira Co..................................   175     4,314
          Tejon Ranch Co.+..............................   248     4,712
                                                                --------
                                                                  24,795
                                                                --------
        Airlines -- 0.2%
          Allegiant Travel Co...........................   152    17,349
          Hawaiian Holdings, Inc........................   593    20,524
          Mesa Air Group, Inc.+.........................   114     1,647
          SkyWest, Inc..................................   600    34,374

                                                                 Value
                     Security Description                Shares (Note 3)
        ----------------------------------------------------------------
        Airlines (continued)
          Spirit Airlines, Inc.+........................    808 $ 41,935
                                                                --------
                                                                 115,829
                                                                --------
        Apparel Manufacturers -- 0.0%
          Oxford Industries, Inc........................    197   17,529
          Superior Group of Cos., Inc...................    107    1,861
                                                                --------
                                                                  19,390
                                                                --------
        Appliances -- 0.1%
          Hamilton Beach Brands Holding Co., Class A....     76    1,765
          iRobot Corp.+.................................    314   27,685
                                                                --------
                                                                  29,450
                                                                --------
        Applications Software -- 1.2%
          Appfolio, Inc., Class A+......................    178   10,164
          Avalara, Inc.+................................    102    3,419
          Brightcove, Inc.+.............................    418    3,352
          Ebix, Inc.....................................    283   16,219
          Five9, Inc.+..................................    675   26,568
          HubSpot, Inc.+................................    427   57,922
          Immersion Corp.+..............................    305    3,053
          MINDBODY, Inc., Class A+......................    513   16,334
          New Relic, Inc.+..............................    522   46,588
          Park City Group, Inc.+........................    157    1,355
          PDF Solutions, Inc.+..........................    326    2,608
          Telenav, Inc.+................................    364    1,551
          Upland Software, Inc.+........................ 19,996  630,674
                                                                --------
                                                                 819,807
                                                                --------
        Athletic Equipment -- 0.6%
          Clarus Corp...................................    246    2,411
          Fox Factory Holding Corp.+....................    425   22,835
          Nautilus, Inc.+............................... 30,498  372,991
          Vista Outdoor, Inc.+..........................    672    8,400
                                                                --------
                                                                 406,637
                                                                --------
        Auction Houses/Art Dealers -- 0.0%
          Sotheby's+....................................    439   18,438
                                                                --------
        Audio/Video Products -- 0.1%
          Daktronics, Inc...............................    423    3,092
          Roku, Inc.+...................................    510   28,356
          Sonos, Inc.+..................................    189    2,402
          Universal Electronics, Inc.+..................    159    4,972
                                                                --------
                                                                  38,822
                                                                --------
        Auto Repair Centers -- 0.0%
          Monro, Inc....................................    375   27,900
                                                                --------
        Auto-Heavy Duty Trucks -- 0.5%
          Blue Bird Corp.+.............................. 16,109  299,788
          Navistar International Corp.+.................    579   19,391
          REV Group, Inc................................    353    3,851
                                                                --------
                                                                 323,030
                                                                --------
        Auto-Truck Trailers -- 0.0%
          Wabash National Corp..........................    666   10,057
                                                                --------
        Auto/Truck Parts & Equipment-Original -- 0.3%
          Altra Industrial Motion Corp..................    707   22,815
          American Axle & Manufacturing Holdings, Inc.+.  1,312   19,903
          Cooper-Standard Holdings, Inc.+...............    209   19,364
          Dana, Inc.....................................  1,722   26,812

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                              Value
                     Security Description             Shares (Note 3)
           ----------------------------------------------------------
           COMMON STOCKS (continued)
           Auto/Truck Parts & Equipment-Original (continued)
             Gentherm, Inc.+.........................    433 $ 18,896
             Meritor, Inc.+..........................    976   16,582
             Methode Electronics, Inc................    424   12,550
             Miller Industries, Inc..................    130    3,142
             Modine Manufacturing Co.+...............    583    7,585
             Spartan Motors, Inc.....................    402    2,705
             Superior Industries International, Inc..    289    2,841
             Tenneco, Inc............................    599   20,624
             Titan International, Inc................    591    4,172
             Tower International, Inc................    233    6,918
                                                             --------
                                                              184,909
                                                             --------
           Auto/Truck Parts & Equipment-Replacement -- 1.2%
             Commercial Vehicle Group, Inc.+......... 40,744  272,577
             Douglas Dynamics, Inc................... 12,169  528,013
             Motorcar Parts of America, Inc.+........    224    4,744
             Standard Motor Products, Inc............    250   13,528
                                                             --------
                                                              818,862
                                                             --------
           B2B/E-Commerce -- 0.0%
             ePlus, Inc.+............................    158   13,411
                                                             --------
           Banks-Commercial -- 5.2%
             1st Constitution Bancorp................     86    1,739
             1st Source Corp.........................    185    8,619
             Access National Corp....................    179    4,649
             ACNB Corp...............................     80    3,208
             Allegiance Bancshares, Inc.+............    139    5,381
             American National Bankshares, Inc.......     97    3,501
             Ameris Bancorp..........................    499   21,402
             Ames National Corp......................    101    2,776
             Arrow Financial Corp....................    144    5,060
             Atlantic Capital Bancshares, Inc.+......    300    4,521
             Auburn National Bancorporation, Inc.....     28    1,128
             BancFirst Corp..........................    212   12,165
             Bancorp, Inc.+..........................    593    6,227
             BancorpSouth Bank.......................  1,109   31,828
             Bank of Commerce Holdings...............    183    2,185
             Bank of Marin Bancorp...................     80    6,799
             Bank of N.T. Butterfield & Son, Ltd.....    643   25,906
             Bank of Princeton.......................     68    1,921
             Bankwell Financial Group, Inc...........     73    2,213
             Banner Corp.............................    377   21,798
             Bar Harbor Bankshares...................    179    4,577
             Baycom Corp.+...........................    120    2,903
             BCB Bancorp, Inc........................    159    1,978
             Blue Hills Bancorp, Inc.................    271    6,290
             BOK Financial Corp......................     77    6,601
             Bridge Bancorp, Inc.....................    195    5,792
             Bridgewater Bancshares, Inc.+...........     58      644
             Bryn Mawr Bank Corp..................... 11,209  447,687
             Business First Bancshares...............    125    3,296
             Byline Bancorp, Inc.+...................    192    4,224
             C&F Financial Corp......................     39    1,893
             Cadence BanCorp.........................    851   18,773
             Cambridge Bancorp.......................     43    3,677
             Camden National Corp....................    181    7,340
             Capital City Bank Group, Inc............    134    3,176
             Capstar Financial Holdings, Inc.........     93    1,375

                                                               Value
                     Security Description              Shares (Note 3)
         -------------------------------------------------------------
         Banks-Commercial (continued)
           Carolina Financial Corp....................   247  $ 8,173
           Cass Information Systems, Inc..............   141    9,320
           Cathay General Bancorp.....................   911   34,317
           CB Financial Services, Inc.................    55    1,525
           CBTX, Inc..................................   219    7,277
           CenterState Bank Corp...................... 1,079   26,522
           Central Pacific Financial Corp.............   338    9,140
           Central Valley Community Bancorp...........   136    2,753
           Century Bancorp, Inc., Class A.............    34    2,554
           Chemical Financial Corp....................   840   39,362
           Chemung Financial Corp.....................    39    1,695
           Citizens & Northern Corp...................   140    3,525
           City Holding Co............................   177   13,059
           Civista Bancshares, Inc....................   162    3,752
           CNB Financial Corp.........................   171    4,378
           Coastal Financial Corp.+...................    75    1,225
           Codorus Valley Bancorp, Inc................   107    2,811
           Columbia Banking System, Inc...............   861   31,934
           Community Bank System, Inc.................   591   34,509
           Community Financial Corp...................    57    1,719
           Community Trust Bancorp, Inc...............   182    8,283
           ConnectOne Bancorp, Inc....................   356    7,380
           County Bancorp, Inc........................    60    1,249
           Customers Bancorp, Inc.+...................   345    7,069
           CVB Financial Corp......................... 1,317   28,776
           Eagle Bancorp, Inc.+.......................   376   18,488
           Enterprise Bancorp, Inc....................   113    3,659
           Enterprise Financial Services Corp.........   268   11,645
           Equity Bancshares, Inc., Class A+..........   157    5,666
           Esquire Financial Holdings, Inc.+..........    70    1,679
           Evans Bancorp, Inc.........................    55    2,420
           Farmers & Merchants Bancorp, Inc...........   105    4,268
           Farmers National Banc Corp.................   298    3,904
           FB Financial Corp..........................   193    7,041
           FCB Financial Holdings, Inc., Class A+.....   499   19,526
           Fidelity D&D Bancorp, Inc..................    33    2,167
           Fidelity Southern Corp.....................   258    5,991
           Financial Institutions, Inc................   181    5,168
           First Bancorp, Inc./Maine..................   120    3,427
           First Bancorp, Inc./North Carolina.........   344   12,690
           First BanCorp./Puerto Rico+................ 2,516   23,223
           First Bancshares, Inc......................   146    5,262
           First Bank.................................   192    2,281
           First Busey Corp...........................   515   14,379
           First Business Financial Services, Inc.....    98    2,051
           First Choice Bancorp.......................   106    2,385
           First Commonwealth Financial Corp.......... 1,175   15,863
           First Community Bancshares, Inc............   190    6,561
           First Community Corp.......................    84    1,835
           First Financial Bancorp.................... 1,124   29,415
           First Financial Bankshares, Inc............   765   45,127
           First Financial Corp.......................   140    6,420
           First Foundation, Inc.+....................   448    7,262
           First Guaranty Bancshares, Inc.............    57    1,302
           First Internet Bancorp.....................   115    2,964
           First Interstate BancSystem, Inc., Class A.   387   16,045
           First Merchants Corp.......................   581   24,175
           First Mid-Illinois Bancshares, Inc.........   149    5,555
           First Midwest Bancorp, Inc................. 1,206   27,690

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                            Value
                     Security Description           Shares (Note 3)
            -------------------------------------------------------
            COMMON STOCKS (continued)
            Banks-Commercial (continued)
              First Northwest Bancorp+.............    112 $  1,635
              First of Long Island Corp............    289    5,841
              First United Corp....................     80    1,440
              Franklin Financial Network, Inc.+....    151    5,119
              Fulton Financial Corp................  2,029   32,484
              German American Bancorp, Inc.........    248    7,864
              Glacier Bancorp, Inc.................  1,000   42,400
              Great Southern Bancorp, Inc..........    130    7,040
              Great Western Bancorp, Inc...........    697   25,545
              Green Bancorp, Inc................... 25,384  469,604
              Guaranty Bancorp.....................    302    7,858
              Guaranty Bancshares, Inc.............     91    2,714
              Hancock Holding Co.+.................  1,002   42,044
              Hanmi Financial Corp.................    376    7,888
              HarborOne Bancorp, Inc.+.............    171    3,112
              Heartland Financial USA, Inc.........    346   18,386
              Heritage Commerce Corp...............    470    6,820
              Heritage Financial Corp..............    430   14,070
              Hilltop Holdings, Inc................    847   16,855
              Home BancShares, Inc.................  1,876   35,719
              Hope Bancorp, Inc....................  1,466   21,228
              Horizon Bancorp......................    436    7,307
              Howard Bancorp, Inc.+................    154    2,450
              IBERIABANK Corp......................    654   48,716
              Independent Bank Corp./Massachusetts.    320   25,104
              Independent Bank Corp./Michigan......    259    5,732
              International Bancshares Corp........    651   25,194
              Investar Holding Corp................    105    2,739
              Kearny Financial Corp................  1,142   14,777
              Lakeland Bancorp, Inc................    530    8,729
              Lakeland Financial Corp..............    287   12,350
              LCNB Corp............................    106    1,801
              LegacyTexas Financial Group, Inc.....    560   21,577
              Level One Bancorp, Inc...............     16      435
              Live Oak Bancshares, Inc.............    300    5,520
              Luther Burbank Corp..................    240    2,321
              Macatawa Bank Corp...................    306    3,320
              MB Financial, Inc....................    978   43,413
              MBT Financial Corp...................    210    2,396
              Mercantile Bank Corp.................    191    6,066
              Merchants Bancorp....................    190    4,370
              Meta Financial Group, Inc............ 13,397  338,140
              Metropolitan Bank Holding Corp.+.....  1,381   50,904
              Mid Penn Bancorp, Inc................     55    1,472
              Middlefield Banc Corp................     36    1,671
              Midland States Bancorp, Inc..........    248    6,689
              MidSouth Bancorp, Inc................    176    2,337
              MidWestOne Financial Group, Inc......    131    3,774
              MVB Financial Corp...................     99    1,814
              National Bankshares, Inc.............     80    3,454
              National Commerce Corp.+.............    210    7,791
              NBT Bancorp, Inc.....................    502   18,318
              Nicolet Bankshares, Inc.+............     98    5,233
              Northeast Bancorp....................     87    1,636
              Northrim BanCorp, Inc................     80    3,042
              Norwood Financial Corp...............     68    2,584
              Oak Valley Bancorp...................     82    1,488
              OFG Bancorp..........................    510    8,716

                                                                Value
                     Security Description               Shares (Note 3)
         --------------------------------------------------------------
         Banks-Commercial (continued)
           Ohio Valley Banc Corp.......................    48  $  1,677
           Old Line Bancshares, Inc....................   184     5,509
           Old National Bancorp........................ 1,779    31,755
           Old Second Bancorp, Inc.....................   342     4,863
           OP Bancorp+.................................   149     1,547
           Opus Bank...................................   232     4,406
           Origin Bancorp, Inc.........................   206     7,694
           Orrstown Financial Services, Inc............    88     1,783
           Pacific City Financial Corp.................   139     2,275
           Pacific Mercantile Bancorp+.................   183     1,513
           Park National Corp..........................   162    14,807
           PCSB Financial Corp.........................   195     3,650
           Peapack Gladstone Financial Corp............   216     5,830
           Penns Woods Bancorp, Inc....................    54     2,187
           People's Utah Bancorp.......................   181     6,065
           Peoples Bancorp of North Carolina, Inc......    55     1,531
           Peoples Bancorp, Inc........................   208     7,120
           Peoples Financial Services Corp.............    81     3,451
           Preferred Bank.............................. 3,867   198,802
           Premier Financial Bancorp, Inc..............   139     2,466
           Provident Bancorp, Inc.+....................    51     1,277
           QCR Holdings, Inc...........................   154     5,610
           RBB Bancorp.................................   163     3,518
           Reliant Bancorp, Inc........................   119     2,856
           Renasant Corp...............................   567    19,777
           Republic Bancorp, Inc., Class A.............   113     5,070
           Republic First Bancorp, Inc.+...............   518     3,497
           S&T Bancorp, Inc............................   405    16,245
           Sandy Spring Bancorp, Inc...................   408    14,504
           SB One Bancorp..............................    84     2,027
           Seacoast Banking Corp. of Florida+..........   541    14,234
           Select Bancorp, Inc.+.......................   132     1,626
           ServisFirst Bancshares, Inc.................   548    19,717
           Shore Bancshares, Inc.......................   148     2,386
           Sierra Bancorp..............................   166     4,520
           Simmons First National Corp., Class A....... 1,066    28,547
           SmartFinancial, Inc.+.......................   134     2,726
           South State Corp............................   430    29,098
           Southern First Bancshares, Inc.+............    81     2,909
           Southern National Bancorp of Virginia, Inc..   230     3,475
           Southside Bancshares, Inc...................   391    12,387
           Spirit of Texas Bancshares, Inc.+...........    25       522
           State Bank Financial Corp...................   444    11,353
           Sterling Bancorp, Inc.......................   258     2,670
           Stock Yards Bancorp, Inc....................   254     8,054
           Summit Financial Group, Inc.................   129     2,722
           Tompkins Financial Corp.....................   174    12,725
           Towne Bank..................................   776    21,829
           TriCo Bancshares............................   300    10,806
           TriState Capital Holdings, Inc.+............   289     7,289
           Triumph Bancorp, Inc.+......................   282    10,113
           TrustCo Bank Corp........................... 1,102     8,254
           Trustmark Corp..............................   794    24,455
           UMB Financial Corp..........................   534    34,096
           Union Bankshares Corp.......................   771    26,322
           United Bankshares, Inc...................... 1,177    39,041
           United Community Banks, Inc.................   923    22,955
           United Security Bancshares..................   154     1,651
           Unity Bancorp, Inc..........................    91     1,926

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                              Value
                    Security Description             Shares  (Note 3)
          ------------------------------------------------------------
          COMMON STOCKS (continued)
          Banks-Commercial (continued)
            Univest Corp. of Pennsylvania...........    339 $    8,461
            Valley National Bancorp.................  3,800     37,924
            Veritex Holdings, Inc.+.................    274      6,455
            Washington Trust Bancorp, Inc...........    177      9,089
            WesBanco, Inc...........................    615     24,662
            West Bancorporation, Inc................    187      4,112
            Westamerica Bancorporation..............    303     17,638
            Western New England Bancorp, Inc........    317      3,183
                                                            ----------
                                                             3,675,383
                                                            ----------
          Banks-Fiduciary -- 0.0%
            Boston Private Financial Holdings, Inc..    981     13,243
            Parke Bancorp, Inc......................     81      1,599
            Union Bankshares, Inc...................     46      2,183
                                                            ----------
                                                                17,025
                                                            ----------
          Banks-Mortgage -- 0.0%
            Walker & Dunlop, Inc....................    326     13,679
                                                            ----------
          Banks-Regional -- 0.0%
            Amalgamated Bank, Class A+..............    115      2,231
                                                            ----------
          Banks-Super Regional -- 0.0%
            Independent Bank Group, Inc.............    249     14,419
            National Bank Holdings Corp., Class A...    338     11,411
                                                            ----------
                                                                25,830
                                                            ----------
          Batteries/Battery Systems -- 0.1%
            EnerSys.................................    496     39,467
                                                            ----------
          Beverages-Non-alcoholic -- 0.8%
            Celsius Holdings, Inc.+.................    269      1,073
            Coca-Cola Bottling Co. Consolidated.....     55      9,495
            National Beverage Corp.+................    138     12,758
            Primo Water Corp.+...................... 30,338    505,735
                                                            ----------
                                                               529,061
                                                            ----------
          Beverages-Wine/Spirits -- 0.0%
            MGP Ingredients, Inc....................    156     11,103
                                                            ----------
          Brewery -- 0.1%
            Boston Beer Co., Inc., Class A+.........     99     30,422
            Craft Brew Alliance, Inc.+..............    150      2,751
                                                            ----------
                                                                33,173
                                                            ----------
          Broadcast Services/Program -- 0.0%
            Hemisphere Media Group, Inc.+...........    213      2,869
            MSG Networks, Inc., Class A+............    697     17,808
                                                            ----------
                                                                20,677
                                                            ----------
          Building & Construction Products-Misc. -- 0.3%
            American Woodmark Corp.+................    166     10,033
            Armstrong Flooring, Inc.+...............    250      3,888
            Builders FirstSource, Inc.+.............  1,330     16,465
            Caesarstone, Ltd........................    270      4,263
            Forterra, Inc.+.........................    222      1,001
            Gibraltar Industries, Inc.+.............    376     13,401
            Louisiana-Pacific Corp..................  1,690     36,791
            NCI Building Systems, Inc.+.............    502      6,150
            Patrick Industries, Inc.+...............    280     12,183
            Quanex Building Products Corp...........    411      6,091

                                                            Value
                    Security Description           Shares  (Note 3)
           ---------------------------------------------------------
           Building & Construction Products-Misc. (continued)
             Summit Materials, Inc., Class A+.....  1,320 $   17,820
             Trex Co., Inc.+......................    696     42,665
                                                          ----------
                                                             170,751
                                                          ----------
           Building & Construction-Misc. -- 0.9%
             Comfort Systems USA, Inc.............    431     23,050
             EMCOR Group, Inc.....................    684     48,550
             IES Holdings, Inc.+..................     98      1,738
             MYR Group, Inc.+.....................    189      6,311
             NV5 Global, Inc.+....................  6,873    536,575
             TopBuild Corp.+......................    417     19,024
             Willscot Corp.+......................    420      6,233
                                                          ----------
                                                             641,481
                                                          ----------
           Building Products-Air & Heating -- 0.0%
             AAON, Inc............................    486     16,762
                                                          ----------
           Building Products-Cement -- 0.0%
             Continental Building Products, Inc.+.    438     12,181
             US Concrete, Inc.+...................    189      6,169
                                                          ----------
                                                              18,350
                                                          ----------
           Building Products-Doors & Windows -- 0.1%
             Apogee Enterprises, Inc..............    326     11,768
             Griffon Corp.........................    407      4,933
             JELD-WEN Holding, Inc.+..............    814     13,236
             Masonite International Corp.+........    322     17,835
             PGT Innovations, Inc.+...............    584     11,832
                                                          ----------
                                                              59,604
                                                          ----------
           Building Products-Wood -- 0.1%
             Boise Cascade Co.....................    458     14,102
             Simpson Manufacturing Co., Inc.......    488     27,855
             Universal Forest Products, Inc.......    706     19,958
                                                          ----------
                                                              61,915
                                                          ----------
           Building-Heavy Construction -- 0.8%
             Aegion Corp.+........................    378      7,318
             Dycom Industries, Inc.+..............    356     24,165
             Granite Construction, Inc............    517     23,637
             MasTec, Inc.+........................    763     33,198
             Orion Group Holdings, Inc.+..........    331      1,562
             Primoris Services Corp...............    492     10,416
             Sterling Construction Co., Inc.+..... 37,692    428,181
             Tutor Perini Corp.+..................    441      6,836
                                                          ----------
                                                             535,313
                                                          ----------
           Building-Maintenance & Services -- 0.1%
             ABM Industries, Inc..................    779     23,954
             Brightview Holdings, Inc.+...........    291      4,284
                                                          ----------
                                                              28,238
                                                          ----------
           Building-Mobile Home/Manufactured Housing -- 1.5%
             Cavco Industries, Inc.+..............  2,581    517,774
             LCI Industries.......................    288     19,973
             Skyline Champion Corp................ 20,110    479,221
             Winnebago Industries, Inc............    364     10,032
                                                          ----------
                                                           1,027,000
                                                          ----------
           Building-Residential/Commercial -- 0.2%
             Beazer Homes USA, Inc.+..............    370      3,260

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                             Value
                     Security Description            Shares (Note 3)
            --------------------------------------------------------
            COMMON STOCKS (continued)
            Building-Residential/Commercial (continued)
              Century Communities, Inc.+............   308  $  6,536
              Green Brick Partners, Inc.+...........   289     2,717
              Hovnanian Enterprises, Inc., Class A+. 1,428     2,085
              Installed Building Products, Inc.+....   259     7,889
              KB Home............................... 1,011    20,190
              LGI Homes, Inc.+......................   218     9,328
              M/I Homes, Inc.+......................   326     7,879
              MDC Holdings, Inc.....................   534    15,005
              Meritage Homes Corp.+.................   456    16,986
              New Home Co., Inc.+...................   152     1,084
              Taylor Morrison Home Corp., Class A+.. 1,375    22,744
              TRI Pointe Group, Inc.+............... 1,782    21,206
              William Lyon Homes, Class A+..........   376     5,098
                                                            --------
                                                             142,007
                                                            --------
            Cable/Satellite TV -- 0.0%
              WideOpenWest, Inc.+...................   349     3,399
                                                            --------
            Capacitors -- 0.0%
              KEMET Corp.+..........................   664    14,462
                                                            --------
            Casino Hotels -- 0.0%
              Boyd Gaming Corp......................   969    25,737
              Century Casinos, Inc.+................   318     1,984
                                                            --------
                                                              27,721
                                                            --------
            Casino Services -- 0.1%
              Eldorado Resorts, Inc.+...............   775    28,288
              Scientific Games Corp.+...............   647    14,402
                                                            --------
                                                              42,690
                                                            --------
            Cellular Telecom -- 0.1%
              8x8, Inc.+............................ 1,083    18,617
              ATN International, Inc................   123    10,392
              Liberty Latin America, Ltd., Class A+.   511     9,188
              Liberty Latin America, Ltd., Class C+. 1,338    24,097
              NII Holdings, Inc.+................... 1,045     6,500
                                                            --------
                                                              68,794
                                                            --------
            Chemicals-Diversified -- 0.1%
              Aceto Corp............................     1         2
              AdvanSix, Inc.+.......................   362    10,042
              Codexis, Inc.+........................   599     9,326
              Innophos Holdings, Inc................   229     6,710
              Innospec, Inc.........................   285    19,072
              Koppers Holdings, Inc.+...............   242     6,473
              Quaker Chemical Corp..................   154    27,705
                                                            --------
                                                              79,330
                                                            --------
            Chemicals-Fibers -- 0.0%
              Rayonier Advanced Materials, Inc......   596     7,378
                                                            --------
            Chemicals-Other -- 0.0%
              American Vanguard Corp................   343     5,522
                                                            --------
            Chemicals-Plastics -- 0.1%
              A. Schulman, Inc. CVR+(1)(2)..........   318       463
              Landec Corp.+.........................   319     4,367
              PolyOne Corp..........................   940    30,371
                                                            --------
                                                              35,201
                                                            --------

                                                            Value
                     Security Description           Shares (Note 3)
            -------------------------------------------------------
            Chemicals-Specialty -- 1.2%
              AgroFresh Solutions, Inc.+...........    371 $  2,118
              Balchem Corp.........................    378   35,400
              Ferro Corp.+.........................    993   16,821
              GCP Applied Technologies, Inc.+......    847   21,997
              H.B. Fuller Co.......................    596   26,498
              Hawkins, Inc.........................    114    3,837
              Ingevity Corp.+......................    499   45,449
              KMG Chemicals, Inc...................  7,136  535,343
              Kraton Corp.+........................    365   10,052
              Minerals Technologies, Inc...........    417   22,831
              Oil-Dri Corp. of America.............     59    1,825
              OMNOVA Solutions, Inc.+..............    515    3,806
              PQ Group Holdings, Inc.+.............    431    6,917
              Rogers Corp.+........................    216   26,581
              Sensient Technologies Corp...........    501   32,495
              Stepan Co............................    239   19,739
              Tronox, Ltd., Class A................  1,102   12,618
              Valhi, Inc...........................    297      618
                                                           --------
                                                            824,945
                                                           --------
            Circuit Boards -- 0.0%
              Park Electrochemical Corp............    227    4,009
              TTM Technologies, Inc.+..............  1,104   12,917
                                                           --------
                                                             16,926
                                                           --------
            Coal -- 0.1%
              Advanced Emissions Solutions, Inc....    218    2,158
              Arch Coal, Inc., Class A.............    215   20,618
              Cloud Peak Energy, Inc.+.............    872    1,491
              CONSOL Energy, Inc.+.................    331   13,187
              Hallador Energy Co...................    195    1,279
              NACCO Industries, Inc., Class A......     44    1,520
              Peabody Energy Corp..................    922   32,685
              Ramaco Resources, Inc.+..............     70      522
              SunCoke Energy, Inc.+................    765    8,568
              Warrior Met Coal, Inc................    508   14,224
                                                           --------
                                                             96,252
                                                           --------
            Coatings/Paint -- 0.0%
              Kronos Worldwide, Inc................    267    3,746
                                                           --------
            Coffee -- 0.0%
              Farmer Bros. Co.+....................    118    2,845
                                                           --------
            Commercial Services -- 0.9%
              Acacia Research Corp.+...............    570    1,870
              Care.com, Inc.+...................... 27,638  486,429
              Emerald Expositions Events, Inc......    292    4,269
              Forrester Research, Inc..............    121    4,874
              Healthcare Services Group, Inc.......    872   35,394
              HMS Holdings Corp.+..................    975   28,100
              Medifast, Inc........................    138   29,212
              National Research Corp...............    130    4,947
              Nutrisystem, Inc.....................    347   12,339
              PFSweb, Inc.+........................    179    1,269
              ServiceSource International, Inc.+...    911    1,212
              SP Plus Corp.+.......................    266    8,501
              Team, Inc.+..........................    348    6,925
              Weight Watchers International, Inc.+.    454   30,009
                                                           --------
                                                            655,350
                                                           --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                              Value
                     Security Description             Shares (Note 3)
          -----------------------------------------------------------
          COMMON STOCKS (continued)
          Commercial Services-Finance -- 1.0%
            Cardtronics PLC, Class A+................    467 $ 12,684
            CBIZ, Inc.+..............................    607   13,463
            Everi Holdings, Inc.+....................    768    5,530
            EVERTEC, Inc.............................    717   18,699
            Evo Payments, Inc., Class A+.............    191    4,534
            Green Dot Corp., Class A+................    569   43,096
            I3 Verticals, Inc., Class A+.............     91    1,956
            MoneyGram International, Inc.+...........    363    1,539
            PRGX Global, Inc.+....................... 65,506  562,041
            Travelport Worldwide, Ltd................  1,477   22,096
                                                             --------
                                                              685,638
                                                             --------
          Communications Software -- 0.0%
            Avaya Holdings Corp.+....................  1,233   20,246
            Digi International, Inc.+................    316    3,665
                                                             --------
                                                               23,911
                                                             --------
          Computer Aided Design -- 0.0%
            Altair Engineering, Inc., Class A+.......    356   13,578
                                                             --------
          Computer Data Security -- 0.1%
            Carbon Black, Inc.+......................     98    1,614
            ForeScout Technologies, Inc.+............    354    9,749
            OneSpan, Inc.+...........................    371    5,445
            Qualys, Inc.+............................    397   28,282
            Rapid7, Inc.+............................    430   15,583
            Tenable Holdings, Inc.+..................    148    4,215
            Varonis Systems, Inc.+...................    332   20,275
                                                             --------
                                                               85,163
                                                             --------
          Computer Graphics -- 0.0%
            Monotype Imaging Holdings, Inc...........    488    8,555
                                                             --------
          Computer Services -- 1.3%
            CACI International, Inc., Class A+.......    289   51,575
            Carbonite, Inc.+......................... 18,328  627,001
            ConvergeOne Holdings, Inc................    312    2,908
            Engility Holdings, Inc.+.................    214    6,640
            ExlService Holdings, Inc.+...............    393   25,191
            Information Services Group, Inc.+........    402    1,652
            Insight Enterprises, Inc.+...............    414   21,400
            KeyW Holding Corp.+......................    573    4,487
            MAXIMUS, Inc.............................    752   48,857
            Perspecta, Inc...........................  1,691   41,413
            Presidio, Inc............................    373    4,998
            Rimini Street, Inc.+.....................    115      822
            Science Applications International Corp..    499   34,685
            Sykes Enterprises, Inc.+.................    465   14,262
            TTEC Holdings, Inc.......................    167    4,162
            Unisys Corp.+............................    594   10,935
            Virtusa Corp.+...........................    335   16,613
                                                             --------
                                                              917,601
                                                             --------
          Computer Software -- 0.9%
            Avid Technology, Inc.+...................    323    1,712
            Box, Inc., Class A+......................  1,453   26,154
            Cision, Ltd.+............................    634    9,377
            Cloudera, Inc.+..........................  1,217   16,746
            Cornerstone OnDemand, Inc.+..............    640   31,520
            Envestnet, Inc.+.........................    520   27,050

                                                           Value
                     Security Description          Shares (Note 3)
             -----------------------------------------------------
             Computer Software (continued)
               j2 Global, Inc.....................    552 $ 40,208
               Remark Holdings, Inc.+.............    303      688
               SecureWorks Corp., Class A+........    101    1,665
               SendGrid, Inc.+....................    340   12,349
               Simulations Plus, Inc.............. 21,756  439,689
               TiVo Corp..........................  1,422   15,642
               Veritone, Inc.+....................     95      655
               Yext, Inc.+........................    956   18,374
                                                          --------
                                                           641,829
                                                          --------
             Computers-Integrated Systems -- 0.1%
               Agilysys, Inc.+....................    182    2,961
               Cray, Inc.+........................    476   10,800
               Diebold Nixdorf, Inc...............    898    3,502
               Maxwell Technologies, Inc.+........    482    1,417
               Mercury Systems, Inc.+.............    553   25,914
               MTS Systems Corp...................    210    9,943
               NetScout Systems, Inc.+............    915   23,113
               PAR Technology Corp.+..............    134    2,372
               USA Technologies, Inc.+............    671    3,892
                                                          --------
                                                            83,914
                                                          --------
             Computers-Other -- 0.1%
               3D Systems Corp.+..................  1,285   15,523
               Lumentum Holdings, Inc.+...........    738   40,331
               PlayAGS, Inc.+.....................    259    6,281
               Stratasys, Ltd.+...................    596   11,360
               Wesco Aircraft Holdings, Inc.+.....    638    6,495
                                                          --------
                                                            79,990
                                                          --------
             Computers-Periphery Equipment -- 0.7%
               Electronics For Imaging, Inc.+.....    524   15,956
               Mitek Systems, Inc.+...............    385    3,530
               TransAct Technologies, Inc......... 32,043  471,032
                                                          --------
                                                           490,518
                                                          --------
             Computers-Voice Recognition -- 0.0%
               Vocera Communications, Inc.+.......    351   12,183
                                                          --------
             Consulting Services -- 0.8%
               CRA International, Inc............. 10,808  455,557
               Franklin Covey Co.+................    115    2,569
               FTI Consulting, Inc.+..............    447   30,892
               Hackett Group, Inc.................    284    5,814
               Huron Consulting Group, Inc.+......    260   14,168
               ICF International, Inc.............    213   15,685
               Kelly Services, Inc., Class A......    368    8,644
               Navigant Consulting, Inc...........    528   11,405
               Vectrus, Inc.+.....................    131    3,511
                                                          --------
                                                           548,245
                                                          --------
             Consumer Products-Misc. -- 0.1%
               Central Garden & Pet Co.+..........    122    3,963
               Central Garden & Pet Co., Class A+.    477   14,143
               Helen of Troy, Ltd.+...............    312   38,725
               Rosetta Stone, Inc.+...............    232    4,823
               WD-40 Co...........................    161   26,900
                                                          --------
                                                            88,554
                                                          --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                               Value
                     Security Description              Shares (Note 3)
          ------------------------------------------------------------
          COMMON STOCKS (continued)
          Containers-Metal/Glass -- 0.0%
            Greif, Inc., Class A......................    301 $ 14,237
            Greif, Inc., Class B......................     66    3,390
                                                              --------
                                                                17,627
                                                              --------
          Containers-Paper/Plastic -- 0.1%
            KapStone Paper and Packaging Corp.........  1,034   36,190
            Multi-Color Corp..........................    163    8,665
            UFP Technologies, Inc.+...................     78    2,693
                                                              --------
                                                                47,548
                                                              --------
          Cosmetics & Toiletries -- 0.1%
            e.l.f. Beauty, Inc.+......................    262    2,780
            Edgewell Personal Care Co.+...............    635   30,467
            Inter Parfums, Inc........................    205   12,093
            Revlon, Inc., Class A+....................     96    2,016
                                                              --------
                                                                47,356
                                                              --------
          Cruise Lines -- 0.0%
            Lindblad Expeditions Holdings, Inc.+......    251    3,391
                                                              --------
          Data Processing/Management -- 0.1%
            Amber Road, Inc.+.........................    276    2,457
            Bottomline Technologies, Inc.+............    474   31,587
            CommVault Systems, Inc.+..................    463   26,956
            CSG Systems International, Inc............    391   13,724
                                                              --------
                                                                74,724
                                                              --------
          Dental Supplies & Equipment -- 0.0%
            Patterson Cos., Inc.......................    965   21,790
                                                              --------
          Diagnostic Equipment -- 0.1%
            Accelerate Diagnostics, Inc.+.............    307    4,587
            BioTelemetry, Inc.+.......................    382   22,194
            GenMark Diagnostics, Inc.+................    610    3,251
            Genomic Health, Inc.+.....................    247   17,712
            OPKO Health, Inc.+........................  3,786   12,797
            Oxford Immunotec Global PLC+..............    299    4,608
            Quanterix Corp.+..........................     99    1,733
            Repligen Corp.+...........................    460   24,941
                                                              --------
                                                                91,823
                                                              --------
          Diagnostic Kits -- 0.1%
            Celcuity, Inc.+...........................     68    1,907
            Meridian Bioscience, Inc..................    489    7,927
            OraSure Technologies, Inc.+...............    708    9,841
            Quidel Corp.+.............................    402   25,873
                                                              --------
                                                                45,548
                                                              --------
          Dialysis Centers -- 0.6%
            American Renal Associates Holdings, Inc.+. 22,355  431,228
                                                              --------
          Direct Marketing -- 0.0%
            Quotient Technology, Inc.+................    939   12,085
                                                              --------
          Disposable Medical Products -- 0.5%
            BioLife Solutions, Inc.+.................. 23,047  293,158
            CONMED Corp...............................    297   20,027
            Merit Medical Systems, Inc.+..............    627   35,814
            Utah Medical Products, Inc................     40    3,487
                                                              --------
                                                               352,486
                                                              --------

                                                            Value
                     Security Description           Shares (Note 3)
             ------------------------------------------------------
             Distribution/Wholesale -- 0.3%
               Anixter International, Inc.+........    347 $ 22,794
               BlueLinx Holdings, Inc.+............    105    2,473
               Core-Mark Holding Co., Inc..........    537   20,626
               Dorman Products, Inc.+..............    316   24,967
               EnviroStar, Inc.....................     44    1,828
               Essendant, Inc......................    439    5,593
               Fossil Group, Inc.+.................    537   11,658
               G-III Apparel Group, Ltd.+..........    512   20,408
               H&E Equipment Services, Inc.........    374    9,010
               Nexeo Solutions, Inc.+..............    386    4,034
               ScanSource, Inc.+...................    296   11,508
               SiteOne Landscape Supply, Inc.+.....    470   31,979
               Systemax, Inc.......................    144    4,653
               Titan Machinery, Inc.+..............    222    3,164
               Triton International, Ltd...........    616   19,817
               Veritiv Corp.+......................    135    4,501
                                                           --------
                                                            199,013
                                                           --------
             Diversified Manufacturing Operations -- 1.1%
               Actuant Corp., Class A..............    718   17,124
               Chase Corp..........................     85    9,167
               EnPro Industries, Inc...............    244   15,177
               Fabrinet+........................... 14,953  647,764
               Federal Signal Corp.................    699   15,371
               GP Strategies Corp.+................    146    2,133
               Harsco Corp.+.......................    947   26,014
               LSB Industries, Inc.+...............    254    1,930
               Lydall, Inc.+.......................    199    5,944
               NL Industries, Inc.+................     98      519
               Standex International Corp..........    150   12,168
               Synalloy Corp.......................     97    1,794
               Tredegar Corp.......................    305    5,673
                                                           --------
                                                            760,778
                                                           --------
             Diversified Minerals -- 0.0%
               United States Lime & Minerals, Inc..     24    1,800
                                                           --------
             Diversified Operations/Commercial Services -- 0.0%
               Viad Corp...........................    240   11,494
                                                           --------
             Drug Delivery Systems -- 0.1%
               Antares Pharma, Inc.+...............  1,699    5,080
               Assertio Therapeutics, Inc.+........    693    3,365
               Heron Therapeutics, Inc.+...........    811   22,513
               Revance Therapeutics, Inc.+.........    386    8,403
               Senseonics Holdings, Inc.+..........  1,003    3,721
                                                           --------
                                                             43,082
                                                           --------
             E-Commerce/Products -- 0.1%
               1-800-flowers.com, Inc., Class A+...    316    3,302
               Etsy, Inc.+.........................  1,407   59,826
               Lands' End, Inc.+...................    124    2,023
               Overstock.com, Inc.+................    244    4,909
                                                           --------
                                                             70,060
                                                           --------
             E-Commerce/Services -- 0.3%
               Cargurus, Inc.+.....................    589   26,163
               Cars.com, Inc.+.....................    828   21,619
               ChannelAdvisor Corp.+...............    305    3,532
               Groupon, Inc.+......................  5,191   16,975
               Leaf Group, Ltd.+...................    194    1,698

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                              Value
                     Security Description             Shares (Note 3)
          -----------------------------------------------------------
          COMMON STOCKS (continued)
          E-Commerce/Services (continued)
            Liberty Expedia Holdings, Inc., Class A+.    641 $ 27,832
            Shutterfly, Inc.+........................    389   19,450
            Shutterstock, Inc........................    221    9,034
            Stamps.com, Inc.+........................    207   41,849
            Travelzoo, Inc.+.........................     56      430
            TrueCar, Inc.+...........................  1,089   12,393
                                                             --------
                                                              180,975
                                                             --------
          E-Marketing/Info -- 0.8%
            Cardlytics, Inc.+........................     70    1,481
            Liquidity Services, Inc.+................    307    1,824
            New Media Investment Group, Inc..........    702    9,863
            QuinStreet, Inc.+........................ 33,041  525,352
                                                             --------
                                                              538,520
                                                             --------
          E-Services/Consulting -- 0.0%
            Perficient, Inc.+........................    402   10,058
                                                             --------
          Educational Software -- 0.0%
            Instructure, Inc.+.......................    374   13,965
                                                             --------
          Electric Products-Misc. -- 0.0%
            Graham Corp..............................    113    2,781
            nLight, Inc.+............................     82    1,463
            Novanta, Inc.+...........................    385   22,411
                                                             --------
                                                               26,655
                                                             --------
          Electric-Distribution -- 0.0%
            Spark Energy, Inc., Class A..............    136    1,015
            Unitil Corp..............................    171    8,124
                                                             --------
                                                                9,139
                                                             --------
          Electric-Generation -- 0.0%
            Atlantic Power Corp.+....................  1,293    2,844
            Ormat Technologies, Inc..................    469   23,999
                                                             --------
                                                               26,843
                                                             --------
          Electric-Integrated -- 0.5%
            ALLETE, Inc..............................    607   44,918
            Ameresco, Inc., Class A+.................    223    3,651
            Avista Corp..............................    772   39,696
            Black Hills Corp.........................    631   37,545
            El Paso Electric Co......................    477   27,213
            IDACORP, Inc.............................    594   55,396
            MGE Energy, Inc..........................    411   25,679
            NorthWestern Corp........................    595   34,962
            Otter Tail Corp..........................    464   20,913
            PNM Resources, Inc.......................    937   35,990
            Portland General Electric Co.............  1,053   47,469
                                                             --------
                                                              373,432
                                                             --------
          Electronic Components-Misc. -- 1.8%
            Applied Optoelectronics, Inc.+...........    221    4,338
            Atkore International Group, Inc.+........    459    8,840
            AVX Corp.................................    549    9,157
            Bel Fuse, Inc., Class B..................    114    2,508
            Benchmark Electronics, Inc...............    551   12,028
            Comtech Telecommunications Corp..........    271    7,566
            IntriCon Corp.+..........................  7,691  322,099
            Kimball Electronics, Inc.+...............    305    5,612

                                                                Value
                    Security Description              Shares   (Note 3)
        ----------------------------------------------------------------
        Electronic Components-Misc. (continued)
          Knowles Corp.+.............................   1,029 $   16,649
          NVE Corp...................................   4,790    405,713
          OSI Systems, Inc.+.........................     198     13,694
          Plexus Corp.+..............................     376     21,959
          Sanmina Corp.+.............................     798     20,190
          Sparton Corp.+.............................     113      1,399
          Vishay Intertechnology, Inc................   1,560     28,548
          Vishay Precision Group, Inc.+..............     122      3,959
          ZAGG, Inc.+................................  32,976    399,340
                                                              ----------
                                                               1,283,599
                                                              ----------
        Electronic Components-Semiconductors -- 1.0%
          Adesto Technologies Corp.+.................     291      1,161
          Alpha & Omega Semiconductor, Ltd.+.........     234      2,169
          Amkor Technology, Inc.+....................   1,205      8,616
          AXT, Inc.+.................................     448      2,952
          CEVA, Inc.+................................     260      6,406
          Cree, Inc.+................................   1,185     46,002
          CTS Corp...................................     385     10,276
          Diodes, Inc.+..............................     473     14,280
          Impinj, Inc.+..............................     192      3,763
          Inphi Corp.+...............................     511     16,352
          Kopin Corp.+...............................     728      1,624
          Lattice Semiconductor Corp.+...............   1,378      8,282
          MACOM Technology Solutions Holdings, Inc.+.     533      7,499
          Photronics, Inc.+..........................     799      7,782
          Pixelworks, Inc.+.......................... 101,690    425,064
          Rambus, Inc.+..............................   1,255     10,931
          Rudolph Technologies, Inc.+................     371      7,713
          Semtech Corp.+.............................     766     34,424
          Silicon Laboratories, Inc.+................     505     41,173
          SMART Global Holdings, Inc.+...............     117      3,277
          Synaptics, Inc.+...........................     416     15,617
          Xperi Corp.................................     577      7,501
                                                              ----------
                                                                 682,864
                                                              ----------
        Electronic Measurement Instruments -- 0.8%
          Badger Meter, Inc..........................     336     16,501
          CyberOptics Corp.+.........................  23,192    490,279
          FARO Technologies, Inc.+...................     198     10,007
          Fitbit, Inc., Class A+.....................   2,481     11,735
          Itron, Inc.+...............................     399     20,804
          Mesa Laboratories, Inc.....................      40      7,308
          Stoneridge, Inc.+..........................     323      8,207
                                                              ----------
                                                                 564,841
                                                              ----------
        Electronic Parts Distribution -- 0.1%
          Digimarc Corp.+............................     132      3,317
          SYNNEX Corp................................     489     37,951
          Tech Data Corp.+...........................     450     31,797
                                                              ----------
                                                                  73,065
                                                              ----------
        Electronic Security Devices -- 0.0%
          Alarm.com Holdings, Inc.+..................     363     16,146
          Napco Security Technologies, Inc.+.........     140      1,970
          ShotSpotter, Inc.+.........................      86      3,327
                                                              ----------
                                                                  21,443
                                                              ----------
        Energy-Alternate Sources -- 0.9%
          Amyris, Inc.+..............................     366      2,727

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                                 Value
                     Security Description                Shares (Note 3)
        ----------------------------------------------------------------
        COMMON STOCKS (continued)
        Energy-Alternate Sources (continued)
          Clean Energy Fuels Corp.+.....................  1,615 $  3,569
          Enphase Energy, Inc.+.........................  1,018    4,622
          FuelCell Energy, Inc.+........................  1,010      854
          FutureFuel Corp...............................    304    4,986
          Green Plains, Inc.............................    464    7,906
          Pattern Energy Group, Inc., Class A...........    952   17,060
          Plug Power, Inc.+.............................  2,516    4,655
          Renewable Energy Group, Inc.+................. 17,709  550,396
          REX American Resources Corp.+.................     67    4,969
          Sunrun, Inc.+.................................  1,138   13,952
          TerraForm Power, Inc., Class A................    861    9,703
          TPI Composites, Inc.+.........................    171    4,319
          Vivint Solar, Inc.+...........................    371    1,925
                                                                --------
                                                                 631,643
                                                                --------
        Engineering/R&D Services -- 0.1%
          Argan, Inc....................................    172    7,571
          Exponent, Inc.................................    607   30,629
          Infrastructure and Energy Alternatives, Inc.+.    202    2,020
          Iteris, Inc.+.................................    299    1,292
          KBR, Inc......................................  1,660   32,835
          Mistras Group, Inc.+..........................    206    4,099
          VSE Corp......................................    102    3,199
                                                                --------
                                                                  81,645
                                                                --------
        Engines-Internal Combustion -- 0.0%
          Briggs & Stratton Corp........................    489    7,105
                                                                --------
        Enterprise Software/Service -- 1.3%
          Alteryx, Inc., Class A+.......................    344   18,228
          American Software, Inc., Class A.............. 39,462  454,208
          Apptio, Inc., Class A+........................    405   10,489
          Asure Software, Inc.+.........................    148    1,649
          Benefitfocus, Inc.+...........................    264    9,380
          Blackbaud, Inc................................    568   40,737
          Blackline, Inc.+..............................    423   19,619
          Coupa Software, Inc.+.........................    626   40,584
          Daily Journal Corp.+..........................     13    3,081
          Domo, Inc., Class B+..........................     95    1,542
          Donnelley Financial Solutions, Inc.+..........    396    6,158
          Everbridge, Inc.+.............................    316   16,062
          Evolent Health, Inc., Class A+................    802   17,804
          Exela Technologies, Inc.+.....................    558    3,404
          Hortonworks, Inc.+............................    831   14,842
          LivePerson, Inc.+.............................    683   15,436
          LiveRamp Holdings, Inc.+......................    905   41,340
          Majesco+......................................     66      487
          ManTech International Corp., Class A..........    311   17,814
          MicroStrategy, Inc., Class A+.................    112   14,109
          MobileIron, Inc.+.............................    853    4,124
          Model N, Inc.+................................    304    4,669
          Omnicell, Inc.+...............................    456   32,239
          Progress Software Corp........................    533   17,131
          PROS Holdings, Inc.+..........................    366   12,049
          QAD, Inc., Class A............................    121    5,134
          SailPoint Technologies Holding, Inc.+.........    617   16,067
          SPS Commerce, Inc.+...........................    199   18,525
          Verint Systems, Inc.+.........................    750   34,252

                                                                     Value
                     Security Description                    Shares (Note 3)
    -----------------------------------------------------------------------
    Enterprise Software/Service (continued)
      Workiva, Inc.+........................................    335 $ 11,420
                                                                    --------
                                                                     902,583
                                                                    --------
    Entertainment Software -- 0.0%
      Glu Mobile, Inc.+.....................................  1,313    9,257
                                                                    --------
    Environmental Consulting & Engineering -- 0.1%
      Tetra Tech, Inc.......................................    653   43,124
                                                                    --------
    Filtration/Separation Products -- 0.0%
      ESCO Technologies, Inc................................    300   18,366
                                                                    --------
    Finance-Commercial -- 0.0%
      Hannon Armstrong Sustainable Infrastructure Capital,
       Inc..................................................    608   12,616
      NewStar Financial, Inc. CVR+(1)(2)....................    360      194
      On Deck Capital, Inc.+................................    601    4,147
                                                                    --------
                                                                      16,957
                                                                    --------
    Finance-Consumer Loans -- 0.5%
      Curo Group Holdings Corp.+............................    138    1,942
      Elevate Credit, Inc.+.................................    243    1,035
      Encore Capital Group, Inc.+...........................    306    7,775
      Enova International, Inc.+............................ 12,897  305,014
      LendingClub Corp.+....................................  3,721   12,019
      Nelnet, Inc., Class A.................................    219   12,328
      Ocwen Financial Corp.+................................  1,383    4,840
      PRA Group, Inc.+......................................    525   16,191
      Regional Management Corp.+............................    110    3,175
      World Acceptance Corp.+...............................     72    7,307
                                                                    --------
                                                                     371,626
                                                                    --------
    Finance-Investment Banker/Broker -- 0.4%
      Arlington Asset Investment Corp., Class A.............    332    2,792
      Cowen, Inc.+..........................................    330    4,884
      Diamond Hill Investment Group, Inc....................     38    6,543
      GAIN Capital Holdings, Inc............................    322    2,460
      Greenhill & Co., Inc..................................    229    5,049
      Houlihan Lokey, Inc...................................    393   16,184
      INTL. FCStone, Inc.+..................................    181    8,196
      Investment Technology Group, Inc......................    384   10,552
      Ladenburg Thalmann Financial Services, Inc............ 65,232  180,692
      Moelis & Co., Class A.................................    525   21,189
      Oppenheimer Holdings, Inc., Class A...................    114    3,507
      Piper Jaffray Cos.....................................    173   12,003
      PJT Partners, Inc., Class A...........................    235   10,655
      Siebert Financial Corp.+..............................     87    1,196
                                                                    --------
                                                                     285,902
                                                                    --------
    Finance-Leasing Companies -- 0.0%
      Aircastle, Ltd........................................    658   12,785
      Marlin Business Services Corp.........................    102    2,711
                                                                    --------
                                                                      15,496
                                                                    --------
    Finance-Mortgage Loan/Banker -- 0.1%
      Ellie Mae, Inc.+......................................    402   26,645
      Federal Agricultural Mtg. Corp., Class C..............    106    7,403
      Granite Point Mtg. Trust, Inc.........................    505    9,398
      Impac Mtg. Holdings, Inc.+............................    115      597
      LendingTree, Inc.+....................................     94   18,959
      Mr. Cooper Group, Inc.+...............................    305    4,419
      PennyMac Financial Services, Inc......................    233    4,658

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                            Value
                    Security Description           Shares  (Note 3)
            --------------------------------------------------------
            COMMON STOCKS (continued)
            Finance-Mortgage Loan/Banker (continued)
              TPG RE Finance Trust, Inc...........    414 $    8,205
                                                          ----------
                                                              80,284
                                                          ----------
            Finance-Other Services -- 0.0%
              HomeStreet, Inc.+...................    293      7,612
              WageWorks, Inc.+....................    467     18,591
                                                          ----------
                                                              26,203
                                                          ----------
            Financial Guarantee Insurance -- 0.8%
              MBIA, Inc.+.........................  1,042     10,316
              MGIC Investment Corp.+..............  4,259     52,002
              NMI Holdings, Inc., Class A+........ 19,470    411,596
              Radian Group, Inc...................  2,544     48,819
                                                          ----------
                                                             522,733
                                                          ----------
            Firearms & Ammunition -- 0.1%
              American Outdoor Brands Corp.+......    632      8,646
              Axon Enterprise, Inc.+..............    677     41,784
              Sturm Ruger & Co., Inc..............    198     11,759
                                                          ----------
                                                              62,189
                                                          ----------
            Food-Canned -- 0.0%
              Seneca Foods Corp., Class A+........     85      2,689
                                                          ----------
            Food-Confectionery -- 0.1%
              Hostess Brands, Inc.+...............  1,162     12,085
              Simply Good Foods Co.+..............    710     13,461
              Tootsie Roll Industries, Inc........    193      6,093
                                                          ----------
                                                              31,639
                                                          ----------
            Food-Dairy Products -- 0.0%
              Dean Foods Co.......................  1,074      8,581
                                                          ----------
            Food-Meat Products -- 0.0%
              Nathan's Famous, Inc................     34      2,546
                                                          ----------
            Food-Misc./Diversified -- 0.2%
              B&G Foods, Inc......................    774     20,155
              Cal-Maine Foods, Inc................    367     17,862
              Darling Ingredients, Inc.+..........  1,930     39,874
              J&J Snack Foods Corp................    177     27,640
              John B. Sanfilippo & Son, Inc.......    101      6,369
              Lancaster Colony Corp...............    222     38,046
                                                          ----------
                                                             149,946
                                                          ----------
            Food-Retail -- 0.0%
              Ingles Markets, Inc., Class A.......    166      5,468
              Smart & Final Stores, Inc.+.........    271      1,368
              Village Super Market, Inc., Class A.     97      2,390
              Weis Markets, Inc...................    112      5,169
                                                          ----------
                                                              14,395
                                                          ----------
            Food-Wholesale/Distribution -- 1.4%
              Calavo Growers, Inc.................  5,497    533,209
              Chefs' Warehouse, Inc.+............. 12,170    409,277
              Fresh Del Monte Produce, Inc........    358     11,825
              Performance Food Group Co.+.........  1,199     35,155
              SpartanNash Co......................    419      7,479
              United Natural Foods, Inc.+.........    593     12,886
                                                          ----------
                                                           1,009,831
                                                          ----------

                                                             Value
                     Security Description            Shares (Note 3)
            --------------------------------------------------------
            Footwear & Related Apparel -- 0.8%
              Crocs, Inc.+.......................... 22,114 $454,221
              Deckers Outdoor Corp.+................    355   45,145
              Rocky Brands, Inc.....................     80    2,298
              Steven Madden, Ltd....................  1,026   32,083
              Weyco Group, Inc......................     72    2,278
              Wolverine World Wide, Inc.............  1,087   38,230
                                                            --------
                                                             574,255
                                                            --------
            Funeral Services & Related Items -- 0.0%
              Carriage Services, Inc................    207    3,945
              Matthews International Corp., Class A.    367   15,275
                                                            --------
                                                              19,220
                                                            --------
            Gambling (Non-Hotel) -- 0.0%
              Golden Entertainment, Inc.+...........    214    3,888
              Monarch Casino & Resort, Inc.+........    133    5,156
              Red Rock Resorts, Inc., Class A.......    818   18,929
                                                            --------
                                                              27,973
                                                            --------
            Gas-Distribution -- 0.4%
              Chesapeake Utilities Corp.............    186   14,778
              New Jersey Resources Corp.............  1,027   46,318
              Northwest Natural Holding Co..........    337   21,834
              ONE Gas, Inc..........................    614   48,451
              RGC Resources, Inc....................     87    2,469
              South Jersey Industries, Inc..........  1,010   29,835
              Southwest Gas Holdings, Inc...........    578   44,662
              Spire, Inc............................    580   42,096
                                                            --------
                                                             250,443
                                                            --------
            Gold Mining -- 0.0%
              Gold Resource Corp....................    620    2,685
                                                            --------
            Golf -- 0.1%
              Acushnet Holdings Corp................    407    9,943
              Callaway Golf Co......................  1,106   23,668
              Drive Shack, Inc.+....................    712    3,802
                                                            --------
                                                              37,413
                                                            --------
            Hazardous Waste Disposal -- 0.7%
              Heritage-Crystal Clean, Inc.+......... 20,814  478,514
              US Ecology, Inc.......................    258   18,042
                                                            --------
                                                             496,556
                                                            --------
            Health Care Cost Containment -- 0.1%
              CorVel Corp.+.........................    107    6,202
              HealthEquity, Inc.+...................    637   58,476
                                                            --------
                                                              64,678
                                                            --------
            Healthcare Safety Devices -- 0.0%
              Tandem Diabetes Care, Inc.+...........    600   22,566
                                                            --------
            Home Furnishings -- 0.0%
              Ethan Allen Interiors, Inc............    282    5,398
              Flexsteel Industries, Inc.............     86    2,186
              Hooker Furniture Corp.................    136    3,981
              Purple Innovation, Inc.+..............     51      354
              Sleep Number Corp.+...................    405   14,730
                                                            --------
                                                              26,649
                                                            --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                              Value
                    Security Description             Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCKS (continued)
         Hotels/Motels -- 0.1%
           BBX Capital Corp.........................    772 $    4,516
           Belmond, Ltd., Class A+..................  1,055     18,062
           Bluegreen Vacations Corp.................     88      1,153
           Marcus Corp..............................    227      8,857
           Red Lion Hotels Corp.+...................    187      2,044
                                                            ----------
                                                                34,632
                                                            ----------
         Housewares -- 0.0%
           Lifetime Brands, Inc.....................    139      1,439
           Tupperware Brands Corp...................    591     20,744
                                                            ----------
                                                                22,183
                                                            ----------
         Human Resources -- 1.6%
           AMN Healthcare Services, Inc.+...........    556     28,145
           ASGN, Inc.+..............................    597     40,047
           Barrett Business Services, Inc...........  5,961    375,066
           BG Staffing, Inc.........................     99      2,558
           Cross Country Healthcare, Inc.+..........    418      3,691
           Heidrick & Struggles International, Inc..    220      7,592
           Insperity, Inc...........................    451     49,542
           Kforce, Inc..............................    271      8,352
           Korn/Ferry International.................    676     30,515
           Paylocity Holding Corp.+.................    341     22,434
           Resources Connection, Inc................    351      5,728
           TriNet Group, Inc.+......................    513     24,106
           TrueBlue, Inc.+..........................    474     11,059
           Willdan Group, Inc.+..................... 16,369    494,344
                                                            ----------
                                                             1,103,179
                                                            ----------
         Identification Systems -- 0.0%
           Brady Corp., Class A.....................    553     22,280
                                                            ----------
         Import/Export -- 0.0%
           Castle Brands, Inc.+.....................  1,085      1,029
                                                            ----------
         Independent Power Producers -- 0.0%
           Clearway Energy, Inc., Class A...........    410      7,962
           Clearway Energy, Inc., Class C...........    819     16,061
                                                            ----------
                                                                24,023
                                                            ----------
         Industrial Audio & Video Products -- 0.0%
           GoPro, Inc., Class A+....................  1,329      8,732
           Turtle Beach Corp.+......................     92      1,633
                                                            ----------
                                                                10,365
                                                            ----------
         Industrial Automated/Robotic -- 0.2%
           Hurco Cos., Inc..........................     73      2,974
           Ichor Holdings, Ltd.+....................  8,016    142,284
                                                            ----------
                                                               145,258
                                                            ----------
         Instruments-Controls -- 0.1%
           Allied Motion Technologies, Inc..........     82      3,580
           Control4 Corp.+..........................    306      8,544
           Watts Water Technologies, Inc., Class A..    327     22,906
           Woodward, Inc............................    631     46,467
                                                            ----------
                                                                81,497
                                                            ----------
         Instruments-Scientific -- 0.0%
           Fluidigm Corp.+..........................    309      2,225
                                                            ----------

                                                                Value
                    Security Description               Shares  (Note 3)
       -----------------------------------------------------------------
       Insurance Brokers -- 0.0%
         Crawford & Co., Class B......................    138 $    1,271
         eHealth, Inc.+...............................    221      7,594
         Goosehead Insurance, Inc., Class A+..........    115      3,942
                                                              ----------
                                                                  12,807
                                                              ----------
       Insurance-Life/Health -- 0.8%
         American Equity Investment Life Holding Co...  1,054     32,906
         CNO Financial Group, Inc.....................  1,935     36,571
         FBL Financial Group, Inc., Class A...........    116      8,002
         FGL Holdings+................................  1,669     13,185
         Health Insurance Innovations, Inc., Class A+.  8,419    411,689
         Independence Holding Co......................     55      1,991
         National Western Life Group, Inc., Class A...     27      7,271
         Primerica, Inc...............................    508     55,748
         Trupanion, Inc.+.............................    297      7,502
                                                              ----------
                                                                 574,865
                                                              ----------
       Insurance-Multi-line -- 0.2%
         Citizens, Inc.+..............................    582      4,575
         Genworth Financial, Inc., Class A+...........  5,935     25,402
         Horace Mann Educators Corp...................    484     19,011
         Kemper Corp..................................    621     46,693
         United Fire Group, Inc.......................    248     13,350
                                                              ----------
                                                                 109,031
                                                              ----------
       Insurance-Property/Casualty -- 1.9%
         Ambac Financial Group, Inc.+.................    533     10,969
         AMERISAFE, Inc...............................    225     14,645
         AmTrust Financial Services, Inc..............  1,303     18,685
         Donegal Group, Inc., Class A.................    110      1,477
         EMC Insurance Group, Inc.....................    109      2,613
         Employers Holdings, Inc......................    379     17,419
         Enstar Group, Ltd.+..........................    142     25,787
         FedNat Holding Co............................    135      2,907
         Hallmark Financial Services, Inc.+...........    153      1,704
         HCI Group, Inc...............................     86      3,756
         Heritage Insurance Holdings, Inc.............    236      3,295
         Investors Title Co...........................     16      2,912
         James River Group Holdings, Ltd..............    305     11,742
         Kingstone Cos., Inc.......................... 32,403    550,851
         Kinsale Capital Group, Inc...................  7,827    467,350
         National General Holdings Corp...............    726     20,226
         Navigators Group, Inc........................    244     16,873
         NI Holdings, Inc.+...........................    114      1,783
         ProAssurance Corp............................    625     27,450
         Protective Insurance Corp., Class B..........    113      2,605
         RLI Corp.....................................    462     34,156
         Safety Insurance Group, Inc..................    173     14,407
         Selective Insurance Group, Inc...............    683     44,292
         State Auto Financial Corp....................    197      6,263
         Stewart Information Services Corp............    275     11,352
         Third Point Reinsurance, Ltd.+...............    925     10,230
         Tiptree, Inc.................................    318      1,873
         United Insurance Holdings Corp...............    242      4,772
         Universal Insurance Holdings, Inc............    372     15,617
                                                              ----------
                                                               1,348,011
                                                              ----------
       Insurance-Reinsurance -- 0.1%
         Argo Group International Holdings, Ltd.+.....    382     23,535
         Essent Group, Ltd.+..........................  1,131     44,584

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                                   Value
                    Security Description                  Shares  (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCKS (continued)
     Insurance-Reinsurance (continued)
       Global Indemnity, Ltd.............................      99 $  3,544
       Greenlight Capital Re, Ltd., Class A+.............     351    4,068
       Maiden Holdings, Ltd..............................     802    2,815
                                                                  --------
                                                                    78,546
                                                                  --------
     Internet Application Software -- 0.0%
       eGain Corp.+......................................     208    1,554
       Tucows, Inc., Class A+............................     112    5,620
       VirnetX Holding Corp.+............................     647    2,135
                                                                  --------
                                                                     9,309
                                                                  --------
     Internet Connectivity Services -- 0.7%
       Boingo Wireless, Inc.+............................  13,878  434,798
       Cogent Communications Holdings, Inc...............     493   25,626
       Internap Corp.+...................................     236    2,022
                                                                  --------
                                                                   462,446
                                                                  --------
     Internet Content-Entertainment -- 0.1%
       Limelight Networks, Inc.+.........................   1,286    5,183
       Pandora Media, Inc.+..............................   3,015   25,627
                                                                  --------
                                                                    30,810
                                                                  --------
     Internet Content-Information/News -- 0.9%
       Chegg, Inc.+......................................   1,276   34,809
       HealthStream, Inc.................................  20,896  549,774
       LiveXLive Media, Inc.+............................      57      169
       TechTarget, Inc.+.................................     239    4,857
       XO Group, Inc.+...................................     286    9,898
       Yelp, Inc.+.......................................     955   40,893
                                                                  --------
                                                                   640,400
                                                                  --------
     Internet Security -- 1.2%
       Imperva, Inc.+....................................     410   22,693
       Zix Corp.+........................................ 116,497  785,190
       Zscaler, Inc.+....................................     164    5,952
                                                                  --------
                                                                   813,835
                                                                  --------
     Investment Companies -- 0.0%
       B. Riley Financial, Inc...........................     241    4,639
       Columbia Financial, Inc.+.........................     585    8,822
       PDL Community Bancorp+............................     103    1,412
                                                                  --------
                                                                    14,873
                                                                  --------
     Investment Management/Advisor Services -- 1.6%
       Altisource Portfolio Solutions SA+................     117    2,952
       Artisan Partners Asset Management, Inc., Class A..     566   15,514
       Ashford, Inc.+....................................       7      441
       Associated Capital Group, Inc., Class A...........      30    1,163
       Blucora, Inc.+....................................   9,888  285,961
       BrightSphere Investment Group PLC.................     947   10,796
       Cohen & Steers, Inc...............................     263   10,097
       Federated Investors, Inc., Class B................   1,140   28,124
       Focus Financial Partners, Inc. Class A+...........     222    8,480
       FRP Holdings, Inc.+...............................      83    4,023
       GAMCO Investors, Inc., Class A....................      50    1,026
       Hamilton Lane, Inc., Class A......................     176    6,755
       Pzena Investment Management, Inc., Class A........  26,300  264,578
       Silvercrest Asset Management Group, Inc., Class A.  27,299  392,560

                                                              Value
                    Security Description             Shares  (Note 3)
          ------------------------------------------------------------
          Investment Management/Advisor Services (continued)
            Stifel Financial Corp...................   817  $   37,353
            Virtus Investment Partners, Inc.........    82       8,146
            Waddell & Reed Financial, Inc., Class A.   916      17,468
            Westwood Holdings Group, Inc............    98       4,150
            WisdomTree Investments, Inc............. 1,377      10,699
                                                            ----------
                                                             1,110,286
                                                            ----------
          Lasers-System/Components -- 0.1%
            Electro Scientific Industries, Inc.+....   380      11,020
            II-VI, Inc.+............................   728      27,103
                                                            ----------
                                                                38,123
                                                            ----------
          Leisure Products -- 0.0%
            Escalade, Inc...........................   125       1,462
            Johnson Outdoors, Inc., Class A.........    57       4,293
            Marine Products Corp....................    88       1,793
                                                            ----------
                                                                 7,548
                                                            ----------
          Linen Supply & Related Items -- 0.0%
            UniFirst Corp...........................   180      26,874
                                                            ----------
          Machine Tools & Related Products -- 0.1%
            Kennametal, Inc.........................   959      33,997
            Milacron Holdings Corp.+................   816      11,424
                                                            ----------
                                                                45,421
                                                            ----------
          Machinery-Construction & Mining -- 0.0%
            Astec Industries, Inc...................   270      10,155
            Hyster-Yale Materials Handling, Inc.....   122       7,375
                                                            ----------
                                                                17,530
                                                            ----------
          Machinery-Electrical -- 0.0%
            Babcock & Wilcox Enterprises, Inc.+.....   377         369
            Franklin Electric Co., Inc..............   546      23,161
                                                            ----------
                                                                23,530
                                                            ----------
          Machinery-Farming -- 0.0%
            Alamo Group, Inc........................   113       9,686
            Lindsay Corp............................   126      12,048
                                                            ----------
                                                                21,734
                                                            ----------
          Machinery-General Industrial -- 0.8%
            Albany International Corp., Class A.....   338      23,653
            Applied Industrial Technologies, Inc....   449      29,513
            Chart Industries, Inc.+.................   363      24,702
            DXP Enterprises, Inc.+..................   187       5,943
            Gencor Industries, Inc.+................   104       1,184
            Kadant, Inc............................. 4,498     443,953
            Manitex International, Inc.+............   171       1,460
            Manitowoc Co, Inc.+.....................   416       7,604
            Tennant Co..............................   210      12,835
            Twin Disc, Inc.+........................   100       1,913
                                                            ----------
                                                               552,760
                                                            ----------
          Machinery-Material Handling -- 0.0%
            Columbus McKinnon Corp..................   263       9,660
                                                            ----------
          Machinery-Print Trade -- 0.0%
            Eastman Kodak Co.+......................   199         486
                                                            ----------
          Machinery-Pumps -- 0.1%
            Cactus, Inc., Class A+..................   447      14,957
            CSW Industrials, Inc.+..................   183       8,423

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                             Value
                     Security Description            Shares (Note 3)
           ---------------------------------------------------------
           COMMON STOCKS (continued)
           Machinery-Pumps (continued)
             Gorman-Rupp Co.........................    208 $  7,176
             Mueller Water Products, Inc., Class A..  1,821   18,683
             NN, Inc................................    326    3,782
             SPX FLOW, Inc.+........................    496   16,978
                                                            --------
                                                              69,999
                                                            --------
           Marine Services -- 0.0%
             Great Lakes Dredge & Dock Corp.+.......    672    3,905
             SEACOR Marine Holdings, Inc.+..........    194    3,546
                                                            --------
                                                               7,451
                                                            --------
           Medical Imaging Systems -- 0.5%
             Lantheus Holdings, Inc.+............... 24,971  348,845
                                                            --------
           Medical Information Systems -- 0.8%
             Allscripts Healthcare Solutions, Inc.+.  2,051   24,427
             Castlight Health, Inc., Class B+.......    924    2,282
             Computer Programs & Systems, Inc.......    136    3,400
             Inovalon Holdings, Inc., Class A+......    811    7,632
             Medidata Solutions, Inc.+..............    680   47,804
             NantHealth, Inc.+......................    241      374
             NextGen Healthcare, Inc.+..............    626    9,246
             Tabula Rasa HealthCare, Inc.+..........  5,806  428,947
                                                            --------
                                                             524,112
                                                            --------
           Medical Instruments -- 0.2%
             AngioDynamics, Inc.+...................    429    8,765
             Avanos Medical, Inc.+..................    552   31,243
             Cardiovascular Systems, Inc.+..........    382   10,715
             Endologix, Inc.+.......................    979    1,194
             LivaNova PLC+..........................    573   64,170
             Natus Medical, Inc.+...................    379   11,325
             NuVasive, Inc.+........................    605   33,983
             TransEnterix, Inc.+....................  1,881    6,151
                                                            --------
                                                             167,546
                                                            --------
           Medical Labs & Testing Services -- 0.8%
             Evolus, Inc.+..........................    107    1,586
             Invitae Corp.+.........................    772   10,955
             Medpace Holdings, Inc.+................    256   13,337
             Miragen Therapeutics, Inc.+............    306    1,322
             Natera, Inc.+..........................    387    8,498
             Neuronetics, Inc.+.....................     75    1,911
             R1 RCM, Inc.+.......................... 50,727  429,658
             Syneos Health, Inc.+...................    730   33,310
             Teladoc Health, Inc.+..................    789   54,709
                                                            --------
                                                             555,286
                                                            --------
           Medical Laser Systems -- 0.0%
             Cutera, Inc.+..........................    160    3,248
                                                            --------
           Medical Products -- 2.7%
             Accuray, Inc.+.........................    984    4,418
             AtriCure, Inc.+........................    395   12,565
             Atrion Corp............................     17   11,597
             AxoGen, Inc.+..........................    399   14,879
             Cerus Corp.+...........................  1,562   10,465
             CryoLife, Inc.+........................    419   12,981
             CytoSorbents Corp.+....................    350    3,500
             FONAR Corp.+...........................     72    1,781

                                                           Value
                    Security Description          Shares  (Note 3)
             ------------------------------------------------------
             Medical Products (continued)
               Glaukos Corp.+....................    389 $   22,539
               Globus Medical, Inc., Class A+....    856     45,240
               Haemonetics Corp.+................    612     63,936
               Inogen, Inc.+.....................    208     39,430
               Inspire Medical Systems, Inc.+....     92      3,687
               Integer Holdings Corp.+...........    366     27,256
               Intersect ENT, Inc.+..............    352      9,877
               Invacare Corp.....................    388      5,013
               iRadimed Corp.+................... 12,614    314,845
               iRhythm Technologies, Inc.+.......    284     21,942
               K2M Group Holdings, Inc.+.........    485     13,279
               LeMaitre Vascular, Inc............  6,646    177,448
               Luminex Corp......................    488     14,040
               MiMedx Group, Inc.+...............  1,219      7,095
               NanoString Technologies, Inc.+....    296      4,561
               Nevro Corp.+......................    343     16,725
               Novocure, Ltd.+...................    866     28,699
               Nuvectra Corp.+...................    164      3,282
               NxStage Medical, Inc.+............    763     21,654
               Orthofix Medical, Inc.+...........  7,214    438,755
               OrthoPediatrics Corp.+............     82      2,848
               Pulse Biosciences, Inc.+..........    125      1,601
               Rockwell Medical, Inc.+...........    559      2,281
               SeaSpine Holdings Corp.+..........    139      2,387
               Sientra, Inc.+....................    273      5,621
               Surmodics, Inc.+..................    153      9,705
               T2 Biosystems, Inc.+..............    366      1,921
               Tactile Systems Technology, Inc.+.  6,788    444,478
               Wright Medical Group NV+..........  1,464     39,499
                                                         ----------
                                                          1,861,830
                                                         ----------
             Medical-Biomedical/Gene -- 4.3%
               Abeona Therapeutics, Inc.+........    368      3,165
               ACADIA Pharmaceuticals, Inc.+.....  1,158     22,558
               Acceleron Pharma, Inc.+...........    455     23,100
               Achillion Pharmaceuticals, Inc.+..  1,600      4,576
               Acorda Therapeutics, Inc.+........    513      9,803
               ADMA Biologics, Inc.+.............    228      1,224
               Aduro Biotech, Inc.+..............    755      3,201
               Adverum Biotechnologies, Inc.+....    641      2,692
               Agenus, Inc.+.....................  1,025      1,630
               Albireo Pharma, Inc.+.............    107      2,858
               Alder Biopharmaceuticals, Inc.+...    686      8,712
               Aldeyra Therapeutics, Inc.+.......    200      2,154
               Allakos, Inc.+....................     97      4,690
               Allena Pharmaceuticals, Inc.+.....    136      1,119
               AMAG Pharmaceuticals, Inc.+.......    404      8,686
               Amicus Therapeutics, Inc.+........  2,228     24,909
               AnaptysBio, Inc.+.................    223     16,663
               ANI Pharmaceuticals, Inc.+........  9,597    465,742
               Aptinyx, Inc.+....................    157      4,088
               Aratana Therapeutics, Inc.+.......    535      3,178
               Arbutus Biopharma Corp.+..........    416      1,764
               Arcus Biosciences, Inc.+..........    109      1,095
               Ardelyx, Inc.+....................    514      1,414
               Arena Pharmaceuticals, Inc.+......    584     20,825
               ArQule, Inc.+.....................  1,276      4,938
               Arrowhead Pharmaceuticals, Inc.+..  1,024     13,025
               Arsanis, Inc.+....................     61         82

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                               Value
                     Security Description              Shares (Note 3)
         -------------------------------------------------------------
         COMMON STOCKS (continued)
         Medical-Biomedical/Gene (continued)
           Assembly Biosciences, Inc.+................    247 $  5,651
           Atara Biotherapeutics, Inc.+...............    494   16,880
           Audentes Therapeutics, Inc.+...............    383   10,801
           AVEO Pharmaceuticals, Inc.+................  1,223    2,996
           Avid Bioservices, Inc.+....................    596    3,123
           Avrobio, Inc.+.............................     72    2,164
           Bellicum Pharmaceuticals, Inc.+............    474    1,929
           BioCryst Pharmaceuticals, Inc.+............  1,284    9,399
           Biohaven Pharmaceutical Holding Co., Ltd.+.    334   12,041
           BioTime, Inc.+.............................  1,054    2,055
           Blueprint Medicines Corp.+.................    487   29,595
           Calithera Biosciences, Inc.+...............    366    1,728
           Cambrex Corp.+.............................    387   20,623
           Cara Therapeutics, Inc.+...................    383    7,177
           CASI Pharmaceuticals, Inc.+................    587    1,925
           Cellular Biomedicine Group, Inc.+..........    137    1,743
           Champions Oncology, Inc.+.................. 10,019  124,035
           ChemoCentryx, Inc.+........................ 16,772  181,473
           ChromaDex Corp.+...........................    453    1,576
           Clearside Biomedical, Inc.+................    329    1,783
           Cohbar, Inc.+..............................    279    1,069
           Constellation Pharmaceuticals, Inc.+.......     48      297
           Crinetics Pharmaceuticals, Inc.+...........     82    2,043
           Cue Biopharma, Inc.+.......................    208    1,319
           Cymabay Therapeutics, Inc.+................    694    7,322
           CytomX Therapeutics, Inc.+.................    524    7,472
           Deciphera Pharmaceuticals, Inc.+...........    103    2,080
           Denali Therapeutics, Inc.+.................    536    7,756
           Dicerna Pharmaceuticals, Inc.+.............    534    7,027
           Dynavax Technologies Corp.+................    734    7,259
           Editas Medicine, Inc.+.....................    537   13,602
           Eidos Therapeutics, Inc.+..................     85    1,040
           ElectroCore LLC+...........................     71      712
           Emergent BioSolutions, Inc.+...............    524   32,064
           Endocyte, Inc.+............................    765   18,092
           Enzo Biochem, Inc.+........................    518    1,720
           Epizyme, Inc.+.............................    616    4,959
           Esperion Therapeutics, Inc.+...............    269   12,221
           Evelo Biosciences, Inc.+...................     63      574
           Fate Therapeutics, Inc.+...................    591    7,364
           FibroGen, Inc.+............................    880   37,726
           Five Prime Therapeutics, Inc.+.............    395    4,795
           Fortress Biotech, Inc.+....................    412      343
           Forty Seven, Inc.+.........................     96    1,185
           Geron Corp.+...............................  1,988    3,042
           GlycoMimetics, Inc.+.......................    401    5,045
           GTx, Inc.+.................................     60       95
           Halozyme Therapeutics, Inc.+...............  1,469   22,814
           Harvard Bioscience, Inc.+.................. 60,567  239,845
           Helius Medical Technologies, Inc.+.........    192    1,966
           Homology Medicines, Inc.+..................    123    2,315
           Idera Pharmaceuticals, Inc.+...............    225    1,501
           ImmunoGen, Inc.+...........................  1,689    9,171
           Immunomedics, Inc.+........................  1,673   37,693
           Innovate Biopharmaceuticals, Inc.+.........    218      918
           Innoviva, Inc.+............................    811   11,322
           Inovio Pharmaceuticals, Inc.+..............    976    4,812
           Insmed, Inc.+..............................    901   13,155

                                                              Value
                     Security Description             Shares (Note 3)
          -----------------------------------------------------------
          Medical-Biomedical/Gene (continued)
            Intellia Therapeutics, Inc.+.............    391 $  6,639
            Intercept Pharmaceuticals, Inc.+.........    258   24,771
            Intrexon Corp.+..........................    867   10,023
            Iovance Biotherapeutics, Inc.+...........    967    8,780
            Karyopharm Therapeutics, Inc.+...........    571    6,018
            Kezar Life Sciences, Inc.+...............     61    1,509
            Kindred Biosciences, Inc.+...............    365    5,307
            Kiniksa Pharmaceuticals, Ltd., Class A+..     76    1,447
            Lexicon Pharmaceuticals, Inc.+...........    509    3,985
            Ligand Pharmaceuticals, Inc.+............    246   40,543
            Liquidia Technologies, Inc.+.............     57      934
            Loxo Oncology, Inc.+.....................    317   48,393
            MacroGenics, Inc.+.......................    461    7,588
            Magenta Therapeutics, Inc.+..............     48      421
            Medicines Co.+...........................    810   18,841
            MeiraGTx Holdings PLC+...................     44      588
            Menlo Therapeutics, Inc.+................    113      689
            Molecular Templates, Inc.+...............    106      454
            Mustang Bio, Inc.+.......................    190      756
            Myriad Genetics, Inc.+...................    782   35,213
            NantKwest, Inc.+.........................    332      724
            NeoGenomics, Inc.+....................... 22,492  414,752
            Neon Therapeutics, Inc.+.................     74      434
            NewLink Genetics Corp.+..................    343      648
            Novavax, Inc.+...........................  4,487    7,897
            Nymox Pharmaceutical Corp.+..............    381      667
            Omeros Corp.+............................    539    8,231
            Organovo Holdings, Inc.+.................  1,343    1,356
            Ovid therapeutics, Inc.+.................    155      795
            Pacific Biosciences of California, Inc.+.  1,434    6,381
            Palatin Technologies, Inc.+..............  2,334    2,100
            PDL BioPharma, Inc.+.....................  1,687    4,201
            Pfenex, Inc.+............................    335    1,330
            Pieris Pharmaceuticals, Inc.+............    611    2,517
            PolarityTE, Inc.+........................    118    1,798
            Prothena Corp. PLC+......................    473    5,865
            PTC Therapeutics, Inc.+..................    533   20,531
            Puma Biotechnology, Inc.+................    343   12,708
            Radius Health, Inc.+.....................    476    7,535
            REGENXBIO, Inc.+.........................    373   24,868
            Replimune Group, Inc.+...................     88    1,133
            resTORbio, Inc.+.........................     91    1,006
            Retrophin, Inc.+.........................    476   12,214
            Rigel Pharmaceuticals, Inc.+.............  1,976    5,671
            RTI Surgical, Inc.+......................    669    3,064
            Rubius Therapeutics, Inc.+...............    143    2,350
            Sangamo Therapeutics, Inc.+..............  1,194   15,128
            Savara, Inc.+............................    337    3,033
            Scholar Rock Holding Corp.+..............     73    1,715
            Selecta Biosciences, Inc.+...............    212    1,090
            Sienna Biopharmaceuticals, Inc.+.........    181    1,671
            Solid Biosciences, Inc.+.................    143    4,576
            Spark Therapeutics, Inc.+................    370   16,646
            Spectrum Pharmaceuticals, Inc.+..........  1,187   14,125
            Stemline Therapeutics, Inc.+.............    333    4,988
            Surface Oncology, Inc.+..................     86      672
            Syndax Pharmaceuticals, Inc.+............    165      794
            Synlogic, Inc.+..........................    181    1,432
            Theravance Biopharma, Inc.+..............    504   12,232

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                             Value
                    Security Description            Shares  (Note 3)
          -----------------------------------------------------------
          COMMON STOCKS (continued)
          Medical-Biomedical/Gene (continued)
            Tobira Therapeutics, Inc. CVR+(1)(2)...    104 $        0
            Tocagen, Inc.+.........................    210      2,197
            Translate Bio, Inc.+...................    115        647
            Tyme Technologies, Inc.+...............    494      1,107
            Ultragenyx Pharmaceutical, Inc.+.......    553     26,793
            UNITY Biotechnology, Inc.+.............     59        657
            Unum Therapeutics, Inc.+...............     42        314
            Veracyte, Inc.+........................    333      4,945
            Verastem, Inc.+........................    809      4,102
            Vericel Corp.+......................... 41,761    465,635
            Viking Therapeutics, Inc.+.............    610      8,296
            WaVe Life Sciences, Ltd.+..............    207      9,665
            XOMA Corp.+............................     67        825
            ZIOPHARM Oncology, Inc.+...............  1,549      3,067
            Zomedica Pharmaceuticals Corp.+........    485        834
                                                           ----------
                                                            3,011,184
                                                           ----------
          Medical-Drugs -- 2.4%
            Achaogen, Inc.+........................    369      1,421
            Aclaris Therapeutics, Inc.+............    315      3,745
            Adamas Pharmaceuticals, Inc.+..........    259      4,286
            Aeglea BioTherapeutics, Inc.+..........    192      1,657
            Aerie Pharmaceuticals, Inc.+...........    419     22,282
            Aimmune Therapeutics, Inc.+............    510     13,556
            Akcea Therapeutics, Inc.+..............    150      3,348
            Akorn, Inc.+...........................  1,099      7,330
            Ampio Pharmaceuticals, Inc.+...........  1,152        530
            Apellis Pharmaceuticals, Inc.+.........    425      5,946
            Aquestive Therapeutics, Inc.+..........     61        923
            Array BioPharma, Inc.+.................  2,400     38,880
            Athenex, Inc.+.........................    517      6,240
            Athersys, Inc.+........................  1,335      2,496
            BioSpecifics Technologies Corp.+.......  8,711    533,723
            Catalyst Biosciences, Inc.+............    140      1,246
            Catalyst Pharmaceuticals, Inc.+........  1,135      3,382
            Chimerix, Inc.+........................    519      1,811
            Clovis Oncology, Inc.+.................    560      6,513
            Coherus Biosciences, Inc.+.............    611      7,143
            Collegium Pharmaceutical, Inc.+........    345      5,537
            Concert Pharmaceuticals, Inc.+.........    251      3,745
            Corbus Pharmaceuticals Holdings, Inc.+.    587      3,909
            Corcept Therapeutics, Inc.+............  1,150     13,513
            Corium International, Inc.+............    315      3,985
            Corvus Pharmaceuticals, Inc.+..........    163      1,237
            CTI Biopharma Corp.+...................    601      1,034
            Cytokinetics, Inc.+....................    541      3,619
            Dova Pharmaceuticals, Inc.+............    139      2,580
            Durect Corp.+..........................  1,845      1,845
            Eagle Pharmaceuticals, Inc.+...........    124      6,106
            Eloxx Pharmaceuticals Inc+.............    264      3,176
            Enanta Pharmaceuticals, Inc.+..........    197     15,201
            Global Blood Therapeutics, Inc.+.......    588     20,633
            Horizon Pharma PLC+....................  1,946     35,437
            Immune Design Corp.+...................    397        572
            Insys Therapeutics, Inc.+..............    316      2,695
            Intra-Cellular Therapies, Inc.+........    527      8,948
            Ironwood Pharmaceuticals, Inc.+........  1,630     21,353
            Jounce Therapeutics, Inc.+.............    186        751
            Kadmon Holdings, Inc.+.................  1,173      2,780

                                                             Value
                    Security Description            Shares  (Note 3)
           ----------------------------------------------------------
           Medical-Drugs (continued)
             Kala Pharmaceuticals, Inc.+...........    137 $      993
             Keryx Biopharmaceuticals, Inc.+.......  1,112      3,091
             Kura Oncology, Inc.+..................    333      3,620
             Lannett Co., Inc.+....................    342      1,252
             Madrigal Pharmaceuticals, Inc.+.......     82     15,651
             Mallinckrodt PLC+.....................    969     24,283
             Marinus Pharmaceuticals, Inc.+........    428      2,003
             MediciNova, Inc.+.....................    469      4,577
             Melinta Therapeutics, Inc.+...........    409      1,076
             Minerva Neurosciences, Inc.+..........    360      3,949
             MyoKardia, Inc.+......................    400     21,176
             Neos Therapeutics, Inc.+..............    333      1,042
             Ocular Therapeutix, Inc.+.............    393      1,949
             Odonate Therapeutics, Inc.+...........     80      1,160
             Optinose, Inc.+.......................    226      2,391
             Pacira Pharmaceuticals, Inc.+.........    470     22,978
             Paratek Pharmaceuticals, Inc.+........    371      2,764
             Phibro Animal Health Corp., Class A...    235     10,086
             Prestige Consumer Healthcare, Inc.+...    612     22,130
             Progenics Pharmaceuticals, Inc.+......    993      4,975
             Ra Pharmaceuticals, Inc.+.............    170      2,434
             Reata Pharmaceuticals, Inc., Class A+.    220     12,965
             Rhythm Pharmaceuticals, Inc.+.........    179      5,014
             Rocket Pharmaceuticals, Inc.+.........    246      3,897
             scPharmaceuticals, Inc.+..............     80        342
             Seres Therapeutics, Inc.+.............    242      1,663
             SIGA Technologies, Inc.+..............    611      2,951
             Sorrento Therapeutics, Inc.+..........  1,287      4,106
             Spero Therapeutics, Inc.+.............     99        794
             Spring Bank Pharmaceuticals, Inc.+....    165      1,658
             Supernus Pharmaceuticals, Inc.+.......    576     27,395
             Synergy Pharmaceuticals, Inc.+........  2,925      1,219
             Syros Pharmaceuticals, Inc.+..........    298      1,961
             Tetraphase Pharmaceuticals, Inc.+.....    622      1,275
             TG Therapeutics, Inc.+................    739      3,362
             TherapeuticsMD, Inc.+.................  2,150     10,514
             Tricida, Inc.+........................    137      3,699
             Vanda Pharmaceuticals, Inc.+.......... 30,798    584,238
             Verrica Pharmaceuticals, Inc.+........     68        898
             Voyager Therapeutics, Inc.+...........    252      3,420
             Xeris Pharmaceuticals, Inc.+..........     78      1,710
             Zogenix, Inc.+........................    494     20,629
                                                           ----------
                                                            1,672,404
                                                           ----------
           Medical-Generic Drugs -- 0.1%
             Amneal Pharmaceuticals, Inc.+.........  1,023     18,874
             Amphastar Pharmaceuticals, Inc.+......    418      7,503
             Endo International PLC+...............  2,637     44,671
             Momenta Pharmaceuticals, Inc.+........    903     11,296
             Teligent, Inc.+.......................    484      1,554
                                                           ----------
                                                               83,898
                                                           ----------
           Medical-HMO -- 0.1%
             Magellan Health, Inc.+................    290     18,867
             Tivity Health, Inc.+..................    471     16,207
             Triple-S Management Corp., Class B+...    260      4,462
                                                           ----------
                                                               39,536
                                                           ----------
           Medical-Hospitals -- 0.1%
             Community Health Systems, Inc.+.......  1,008      3,185

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                                   Value
                     Security Description                  Shares (Note 3)
      --------------------------------------------------------------------
      COMMON STOCKS (continued)
      Medical-Hospitals (continued)
        LifePoint Health, Inc.+...........................    418 $ 27,112
        Quorum Health Corp.+..............................    345    1,373
        Select Medical Holdings Corp.+....................  1,276   21,156
        Surgery Partners, Inc.+...........................    219    2,976
        Tenet Healthcare Corp.+...........................    985   25,344
                                                                  --------
                                                                    81,146
                                                                  --------
      Medical-Nursing Homes -- 0.1%
        Ensign Group, Inc.................................    580   21,483
        Genesis Healthcare, Inc.+.........................    672    1,035
        National HealthCare Corp..........................    143   11,373
                                                                  --------
                                                                    33,891
                                                                  --------
      Medical-Outpatient/Home Medical -- 1.4%
        Addus HomeCare Corp.+.............................  6,496  425,488
        Amedisys, Inc.+...................................    315   34,650
        Civitas Solutions, Inc.+.......................... 31,023  448,593
        LHC Group, Inc.+..................................    347   31,726
        Providence Service Corp.+.........................    131    8,658
                                                                  --------
                                                                   949,115
                                                                  --------
      Medical-Wholesale Drug Distribution -- 0.0%
        Diplomat Pharmacy, Inc.+..........................    668   13,253
        Owens & Minor, Inc................................    719    5,680
                                                                  --------
                                                                    18,933
                                                                  --------
      Metal Processors & Fabrication -- 0.2%
        AZZ, Inc..........................................    305   13,527
        CIRCOR International, Inc.........................    191    6,209
        Global Brass & Copper Holdings, Inc...............    256    8,095
        LB Foster Co., Class A+...........................    117    2,127
        Mueller Industries, Inc...........................    667   16,242
        Park-Ohio Holdings Corp...........................    105    3,473
        RBC Bearings, Inc.+...............................    281   41,498
        Rexnord Corp.+....................................  1,231   33,003
        Sun Hydraulics Corp...............................    336   15,590
                                                                  --------
                                                                   139,764
                                                                  --------
      Metal Products-Distribution -- 1.0%
        Lawson Products, Inc.+............................ 20,099  664,473
        Olympic Steel, Inc................................    108    2,037
        Worthington Industries, Inc.......................    494   20,689
                                                                  --------
                                                                   687,199
                                                                  --------
      Metal Products-Fasteners -- 0.0%
        Eastern Co........................................     64    1,811
        TriMas Corp.+.....................................    540   15,903
                                                                  --------
                                                                    17,714
                                                                  --------
      Metal-Aluminum -- 0.0%
        Century Aluminum Co.+.............................    588    4,669
        Kaiser Aluminum Corp..............................    193   18,406
                                                                  --------
                                                                    23,075
                                                                  --------
      Metal-Diversified -- 0.0%
        Covia Holdings Corp.+.............................    366    2,115
        Ferroglobe Representation & Warranty Trust+(1)(2).    777        0
                                                                  --------
                                                                     2,115
                                                                  --------

                                                                 Value
                    Security Description                Shares  (Note 3)
       -----------------------------------------------------------------
       Metal-Iron -- 0.1%
         Cleveland-Cliffs, Inc.+.......................   3,505 $ 37,714
                                                                --------
       Mining Services -- 0.0%
         Havilah Mining Corp.+.........................     200       50
                                                                --------
       Miscellaneous Manufacturing -- 0.1%
         American Railcar Industries, Inc..............      85    5,943
         FreightCar America, Inc.+.....................     141    2,016
         Hillenbrand, Inc..............................     739   35,398
         John Bean Technologies Corp...................     369   38,365
                                                                --------
                                                                  81,722
                                                                --------
       Motion Pictures & Services -- 0.0%
         Eros International PLC+.......................     421    4,202
         IMAX Corp.+...................................     631   12,216
                                                                --------
                                                                  16,418
                                                                --------
       MRI/Medical Diagnostic Imaging -- 0.8%
         RadNet, Inc.+.................................  39,533  585,088
                                                                --------
       Multimedia -- 0.8%
         E.W. Scripps Co., Class A.....................     537    9,032
         Entravision Communications Corp., Class A..... 100,992  498,900
         Liberty Media Corp.-Liberty Braves, Series A+.     117    3,019
         Liberty Media Corp.-Liberty Braves, Series C+.     420   10,878
         Media General, Inc. CVR+(1)(2)................   1,299        0
                                                                --------
                                                                 521,829
                                                                --------
       Networking Products -- 1.3%
         A10 Networks, Inc.+...........................     588    3,416
         Calix, Inc.+..................................     526    3,840
         Extreme Networks, Inc.+.......................   1,351    7,498
         Infinera Corp.+...............................   1,775    9,833
         Lantronix, Inc.+..............................  74,357  281,813
         NeoPhotonics Corp.+...........................     414    3,312
         NETGEAR, Inc.+................................     368   20,417
         Silicom, Ltd.+................................  12,744  547,992
                                                                --------
                                                                 878,121
                                                                --------
       Night Clubs -- 0.5%
         RCI Hospitality Holdings, Inc.................  13,045  341,518
                                                                --------
       Non-Ferrous Metals -- 0.0%
         Energy Fuels, Inc.+...........................     969    3,266
         Materion Corp.................................     237   13,469
         Uranium Energy Corp.+.........................   1,868    2,484
                                                                --------
                                                                  19,219
                                                                --------
       Non-Hazardous Waste Disposal -- 0.1%
         Advanced Disposal Services, Inc.+.............     853   23,108
         Casella Waste Systems, Inc., Class A+.........     469   15,271
         Charah Solutions, Inc.+.......................      87      653
         Covanta Holding Corp..........................   1,384   20,331
                                                                --------
                                                                  59,363
                                                                --------
       Office Automation & Equipment -- 0.0%
         Pitney Bowes, Inc.............................   2,215   14,663
                                                                --------
       Office Furnishings-Original -- 0.1%
         CompX International, Inc......................      19      248
         Herman Miller, Inc............................     700   23,065
         HNI Corp......................................     511   19,362
         Interface, Inc................................     695   11,322

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                             Value
                    Security Description            Shares  (Note 3)
           ---------------------------------------------------------
           COMMON STOCKS (continued)
           Office Furnishings-Original (continued)
             Kimball International, Inc., Class B..     426 $  7,012
             Knoll, Inc............................     570   11,314
             Steelcase, Inc., Class A..............     999   16,583
                                                            --------
                                                              88,906
                                                            --------
           Office Supplies & Forms -- 0.0%
             ACCO Brands Corp......................   1,218    9,829
                                                            --------
           Oil & Gas Drilling -- 0.1%
             Diamond Offshore Drilling, Inc.+......     763   10,819
             Noble Corp. PLC+......................   2,904   14,578
             Ocean Rig UDW, Inc., Class A+.........     643   19,477
             Quintana Energy Services, Inc.+.......      73      466
             Rowan Cos. PLC, Class A+..............   1,501   23,881
                                                            --------
                                                              69,221
                                                            --------
           Oil Companies-Exploration & Production -- 0.9%
             Abraxas Petroleum Corp.+.............. 123,875  227,930
             Alta Mesa Resources, Inc., Class A+...   1,193    3,758
             Approach Resources, Inc.+.............     530      885
             Berry Petroleum Corp..................     155    2,170
             Bonanza Creek Energy, Inc.+...........     222    5,717
             California Resources Corp.+...........     532   16,673
             Callon Petroleum Co.+.................   2,688   26,799
             Carrizo Oil & Gas, Inc.+..............   1,029   18,738
             Denbury Resources, Inc.+..............   5,411   18,668
             Earthstone Energy, Inc., Class A+.....     222    1,827
             Eclipse Resources Corp.+..............   1,036    1,181
             EP Energy Corp., Class A+.............     487      877
             Evolution Petroleum Corp..............     300    3,090
             Goodrich Petroleum Corp.+.............     104    1,567
             Gulfport Energy Corp.+................   2,056   18,730
             Halcon Resources Corp.+...............   1,571    5,216
             HighPoint Resources Corp.+............   1,280    4,762
             Isramco, Inc.+........................       9      980
             Jagged Peak Energy, Inc.+.............     756    9,314
             Laredo Petroleum, Inc.+...............   1,831    9,594
             Lilis Energy, Inc.+...................     523    1,412
             Mammoth Energy Services, Inc..........     147    3,669
             Matador Resources Co.+................   1,241   35,790
             Midstates Petroleum Co., Inc.+........     176    1,269
             Northern Oil and Gas, Inc.+...........   2,289    6,730
             Oasis Petroleum, Inc.+................   3,172   31,910
             Panhandle Oil and Gas, Inc., Class A..     186    3,309
             PDC Energy, Inc.+.....................     780   33,111
             Penn Virginia Corp.+..................     146   10,042
             Resolute Energy Corp.+................     257    7,152
             Ring Energy, Inc.+....................     674    4,806
             Rosehill Resources, Inc.+.............      14       74
             Sanchez Energy Corp.+.................     927    1,539
             SandRidge Energy, Inc.+...............     361    3,231
             SilverBow Resources, Inc.+............      83    2,180
             Southwestern Energy Co.+..............   6,942   37,070
             SRC Energy, Inc.+.....................   2,848   20,164
             Talos Energy, Inc.+...................     237    6,176
             Ultra Petroleum Corp.+................   1,874    2,249
             Unit Corp.+...........................     616   14,248
             W&T Offshore, Inc.+...................   1,095    7,380
             WildHorse Resource Development Corp.+.     321    6,808

                                                                  Value
                    Security Description                 Shares  (Note 3)
      -------------------------------------------------------------------
      Oil Companies-Exploration & Production (continued)
        Zion Oil & Gas, Inc.+...........................     642 $    719
                                                                 --------
                                                                  619,514
                                                                 --------
      Oil Field Machinery & Equipment -- 0.5%
        Dril-Quip, Inc.+................................     441   18,769
        Exterran Corp.+.................................     381    7,959
        Flotek Industries, Inc.+........................     648    1,173
        Forum Energy Technologies, Inc.+................     954    8,548
        Natural Gas Services Group, Inc.+...............     147    2,837
        Profire Energy, Inc.+........................... 112,791  257,163
        Smart Sand, Inc.+...............................     262      726
        Thermon Group Holdings, Inc.+...................     381    8,222
        US Silica Holdings, Inc.........................     922   12,908
                                                                 --------
                                                                  318,305
                                                                 --------
      Oil Refining & Marketing -- 1.0%
        Adams Resources & Energy, Inc...................      25    1,014
        CVR Energy, Inc.................................     186    7,998
        Delek US Holdings, Inc..........................     984   36,133
        Murphy USA, Inc.+...............................     354   28,543
        Par Pacific Holdings, Inc.+.....................     366    6,471
        Trecora Resources+..............................  37,243  402,224
        Vertex Energy, Inc.+............................ 163,754  245,631
                                                                 --------
                                                                  728,014
                                                                 --------
      Oil-Field Services -- 0.4%
        Archrock, Inc...................................   1,497   15,359
        Basic Energy Services, Inc.+....................     226    1,756
        Bristow Group, Inc.+............................     387    4,261
        C&J Energy Services, Inc.+......................     759   14,254
        CARBO Ceramics, Inc.+...........................     243    1,174
        DMC Global, Inc.................................     168    6,476
        Era Group, Inc.+................................     238    2,694
        Frank's International NV+.......................     862    6,120
        FTS International, Inc.+........................     383    4,906
        Gulfmark Offshore, Inc.+........................      46    1,550
        Helix Energy Solutions Group, Inc.+.............   1,656   14,109
        Independence Contract Drilling, Inc.+...........     404    1,620
        Keane Group, Inc.+..............................     633    7,957
        Key Energy Services, Inc.+......................     120    1,086
        KLX Energy Services Holdings, Inc.+.............     237    6,847
        Liberty Oilfield Services, Inc., Class A........     521    9,889
        Matrix Service Co.+.............................     312    6,343
        McDermott International, Inc.+..................   2,112   16,326
        MRC Global, Inc.+...............................     989   15,656
        NCS Multistage Holdings, Inc.+..................     115    1,300
        Newpark Resources, Inc.+........................   1,049    8,612
        Nine Energy Service, Inc.+......................     175    6,480
        NOW, Inc.+......................................   1,270   16,307
        Nuverra Environmental Solutions, Inc.+..........      15      169
        Oceaneering International, Inc.+................   1,164   22,046
        Oil States International, Inc.+.................     702   15,634
        PHI, Inc.+......................................     138    1,075
        Pioneer Energy Services Corp.+..................     898    2,667
        ProPetro Holding Corp.+.........................     834   14,720
        SEACOR Holdings, Inc.+..........................     201    9,646
        Select Energy Services, Inc., Class A+..........     531    5,076
        Solaris Oilfield Infrastructure, Inc., Class A+.     306    4,039
        Superior Energy Services, Inc.+.................   1,805   14,133
        TETRA Technologies, Inc.+.......................   1,433    4,256
                                                                 --------
                                                                  264,543
                                                                 --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                             Value
                     Security Description            Shares (Note 3)
           ---------------------------------------------------------
           COMMON STOCKS (continued)
           Optical Supplies -- 0.0%
             STAAR Surgical Co.+....................    517 $ 20,737
                                                            --------
           Paper & Related Products -- 0.1%
             Clearwater Paper Corp.+................    190    4,586
             Neenah, Inc............................    196   15,770
             P.H. Glatfelter Co.....................    511    9,147
             Schweitzer-Mauduit International, Inc..    362   11,555
             Verso Corp., Class A+..................    406   11,413
                                                            --------
                                                              52,471
                                                            --------
           Patient Monitoring Equipment -- 0.5%
             CareDx, Inc.+.......................... 13,679  357,159
                                                            --------
           Pharmacy Services -- 0.0%
             BioScrip, Inc.+........................  1,489    3,991
                                                            --------
           Photo Equipment & Supplies -- 0.0%
             Ambarella, Inc.+.......................    381   13,251
                                                            --------
           Physical Therapy/Rehabilitation Centers -- 0.4%
             AAC Holdings, Inc.+....................    155      854
             U.S. Physical Therapy, Inc.............  2,265  243,533
                                                            --------
                                                             244,387
                                                            --------
           Physicians Practice Management -- 0.4%
             Apollo Medical Holdings, Inc.+......... 12,868  263,151
                                                            --------
           Pipelines -- 0.0%
             NextDecade Corp.+......................     92      478
             SemGroup Corp., Class A................    931   17,214
             Tellurian, Inc.+.......................  1,002    8,016
                                                            --------
                                                              25,708
                                                            --------
           Pollution Control -- 0.0%
             CECO Environmental Corp.+..............    357    2,656
                                                            --------
           Poultry -- 0.0%
             Sanderson Farms, Inc...................    240   23,614
                                                            --------
           Power Converter/Supply Equipment -- 0.1%
             Energous Corp.+........................    274    2,203
             Generac Holdings, Inc.+................    714   36,221
             Powell Industries, Inc.................    104    3,033
             SPX Corp.+.............................    507   14,865
             SunPower Corp.+........................    725    4,357
             Vicor Corp.+...........................    206    8,261
                                                            --------
                                                              68,940
                                                            --------
           Precious Metals -- 0.1%
             Coeur Mining, Inc.+....................  2,183   10,435
             Hecla Mining Co........................  5,336   12,806
             Tahoe Resources, Inc.+.................  3,656    8,665
                                                            --------
                                                              31,906
                                                            --------
           Printing-Commercial -- 0.1%
             Cimpress NV+...........................    259   32,372
             Deluxe Corp............................    562   26,532
             Ennis, Inc.............................    302    5,847
             LSC Communications, Inc................    386    3,640
             Quad/Graphics, Inc.....................    368    5,678
             RR Donnelley & Sons Co.................    831    4,878
                                                            --------
                                                              78,947
                                                            --------

                                                                Value
                     Security Description               Shares (Note 3)
         --------------------------------------------------------------
         Private Equity -- 0.1%
           Kennedy-Wilson Holdings, Inc................ 1,475  $27,995
                                                               -------
         Publishing-Books -- 0.0%
           Houghton Mifflin Harcourt Co.+.............. 1,218    8,161
           Scholastic Corp.............................   332   14,402
           Tribune Publishing Co.+.....................   203    3,063
                                                               -------
                                                                25,626
                                                               -------
         Publishing-Newspapers -- 0.1%
           Gannett Co., Inc............................ 1,334   12,940
           New York Times Co., Class A................. 1,547   40,841
                                                               -------
                                                                53,781
                                                               -------
         Publishing-Periodicals -- 0.0%
           Meredith Corp...............................   464   23,924
           Value Line, Inc.............................    13      328
                                                               -------
                                                                24,252
                                                               -------
         Quarrying -- 0.0%
           Compass Minerals International, Inc.........   401   19,453
                                                               -------
         Racetracks -- 0.1%
           Churchill Downs, Inc........................   139   34,696
           Empire Resorts, Inc.+.......................    42      270
           International Speedway Corp., Class A.......   285   10,690
           Penn National Gaming, Inc.+................. 1,269   30,813
           Speedway Motorsports, Inc...................   135    2,097
                                                               -------
                                                                78,566
                                                               -------
         Radio -- 0.0%
           Beasley Broadcast Group, Inc., Class A......    94      627
           Entercom Communications Corp., Class A...... 1,507    9,780
           Saga Communications, Inc., Class A..........    45    1,577
                                                               -------
                                                                11,984
                                                               -------
         Real Estate Investment Trusts -- 3.1%
           Acadia Realty Trust.........................   948   26,392
           AG Mtg. Investment Trust, Inc...............   331    5,726
           Agree Realty Corp...........................   355   20,331
           Alexander & Baldwin, Inc....................   804   15,710
           Alexander's, Inc............................    25    7,875
           American Assets Trust, Inc..................   453   17,377
           Americold Realty Trust...................... 1,016   25,146
           Annaly Capital Management, Inc..............   978    9,653
           Anworth Mtg. Asset Corp..................... 1,146    4,997
           Apollo Commercial Real Estate Finance, Inc.. 1,452   27,167
           Arbor Realty Trust, Inc.....................   765    9,241
           Ares Commercial Real Estate Corp............   315    4,558
           Armada Hoffler Properties, Inc..............   573    8,584
           ARMOUR Residential REIT, Inc................   490   10,672
           Ashford Hospitality Trust, Inc.............. 1,000    5,150
           Blackstone Mtg. Trust, Inc., Class A........ 1,316   44,402
           Bluerock Residential Growth REIT, Inc.......   281    2,661
           Braemar Hotels & Resorts, Inc...............   344    3,660
           BRT Apartments Corp.........................   106    1,233
           Capstead Mtg. Corp.......................... 1,083    7,429
           CareTrust REIT, Inc.........................   946   16,706
           CatchMark Timber Trust, Inc., Class A.......   578    5,115
           CBL & Associates Properties, Inc............ 1,994    6,580
           Cedar Realty Trust, Inc..................... 1,041    3,925
           Chatham Lodging Trust.......................   533   10,393

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                                Value
                     Security Description               Shares (Note 3)
         --------------------------------------------------------------
         COMMON STOCKS (continued)
         Real Estate Investment Trusts (continued)
           Cherry Hill Mtg. Investment Corp............   186  $ 3,331
           Chesapeake Lodging Trust....................   698   20,514
           City Office REIT, Inc.......................   418    4,606
           Clipper Realty, Inc.........................   175    2,352
           Colony Credit Real Estate, Inc..............   989   21,105
           Community Healthcare Trust, Inc.............   205    6,093
           CoreCivic, Inc.............................. 1,398   31,399
           CorEnergy Infrastructure Trust, Inc.........   140    5,058
           CorePoint Lodging, Inc.+....................   487    7,972
           Cousins Properties, Inc..................... 4,951   41,143
           DiamondRock Hospitality Co.................. 2,441   25,508
           Dynex Capital, Inc..........................   656    3,798
           Easterly Government Properties, Inc.........   713   12,955
           EastGroup Properties, Inc...................   414   39,657
           Exantas Capital Corp........................   357    4,048
           First Industrial Realty Trust, Inc.......... 1,466   45,006
           Four Corners Property Trust, Inc............   798   20,812
           Franklin Street Properties Corp............. 1,227    8,540
           Front Yard Residential Corp.................   581    5,386
           GEO Group, Inc.............................. 1,415   31,286
           Getty Realty Corp...........................   386   10,356
           Gladstone Commercial Corp...................   331    6,286
           Gladstone Land Corp.........................   154    1,927
           Global Medical REIT, Inc....................   223    2,043
           Global Net Lease, Inc.......................   845   17,111
           Government Properties Income Trust.......... 1,162   10,260
           Great Ajax Corp.............................   189    2,465
           Healthcare Realty Trust, Inc................ 1,460   40,676
           Hersha Hospitality Trust....................   419    7,358
           Independence Realty Trust, Inc.............. 1,027   10,178
           Industrial Logistics Properties Trust.......   238    5,138
           InfraREIT, Inc.+............................   520   10,930
           Innovative Industrial Properties, Inc.......    76    3,115
           Invesco Mtg. Capital, Inc................... 1,323   19,951
           Investors Real Estate Trust................. 1,412    7,667
           iStar, Inc..................................   766    8,043
           Jernigan Capital, Inc.......................   212    4,149
           Kite Realty Group Trust.....................   974   15,428
           KKR Real Estate Finance Trust, Inc..........   205    4,116
           Ladder Capital Corp......................... 1,024   17,244
           LaSalle Hotel Properties.................... 1,304   43,045
           Lexington Realty Trust...................... 2,536   19,705
           LTC Properties, Inc.........................   463   19,803
           Mack-Cali Realty Corp....................... 1,065   21,619
           MedEquities Realty Trust, Inc...............   337    2,787
           Monmouth Real Estate Investment Corp........   911   13,629
           National Health Investors, Inc..............   481   35,334
           National Storage Affiliates Trust...........   666   17,736
           New Senior Investment Group, Inc............   879    5,028
           New York Mortgage Trust, Inc................ 1,636   10,045
           NexPoint Residential Trust, Inc.............   194    6,914
           NorthStar Realty Europe Corp................   526    7,059
           One Liberty Properties, Inc.................   176    4,564
           Orchid Island Capital, Inc..................   616    4,029
           Pebblebrook Hotel Trust.....................   802   27,035
           Pennsylvania Real Estate Investment Trust...   810    7,250
           PennyMac Mtg. Investment Trust..............   705   13,614
           Physicians Realty Trust..................... 2,151   35,664
           Piedmont Office Realty Trust, Inc., Class A. 1,509   27,192

                                                                 Value
                    Security Description                Shares  (Note 3)
      -------------------------------------------------------------------
      Real Estate Investment Trusts (continued)
        PotlatchDeltic Corp............................    725 $   26,281
        Preferred Apartment Communities, Inc., Class A.    470      7,920
        PS Business Parks, Inc.........................    234     30,560
        QTS Realty Trust, Inc., Class A................    600     22,992
        Ramco-Gershenson Properties Trust..............    934     12,404
        Ready Capital Corp.............................    208      3,187
        Redwood Trust, Inc.............................    967     15,878
        Retail Opportunity Investments Corp............  1,308     23,008
        Rexford Industrial Realty, Inc.................  1,069     33,855
        RLJ Lodging Trust..............................  2,047     39,794
        Ryman Hospitality Properties, Inc..............    527     40,890
        Sabra Health Care REIT, Inc....................  2,095     45,357
        Saul Centers, Inc..............................    139      6,639
        Select Income REIT.............................  1,041     19,685
        Seritage Growth Properties, Class A............    385     14,638
        Spirit MTA REIT................................    507      5,430
        STAG Industrial, Inc...........................  1,238     32,757
        Summit Hotel Properties, Inc...................  1,217     14,020
        Sunstone Hotel Investors, Inc..................  2,687     38,881
        Tanger Factory Outlet Centers, Inc.............  1,082     24,085
        Terreno Realty Corp............................    675     25,265
        Tier REIT, Inc.................................    595     12,894
        UMH Properties, Inc............................ 29,253    419,195
        Universal Health Realty Income Trust...........    151      9,679
        Urban Edge Properties..........................  1,288     26,391
        Urstadt Biddle Properties, Inc., Class A.......    348      6,929
        Washington Prime Group, Inc....................  2,200     14,080
        Washington Real Estate Investment Trust........    928     25,863
        Western Asset Mtg. Capital Corp................    476      4,746
        Xenia Hotels & Resorts, Inc....................  1,327     27,270
                                                               ----------
                                                                2,198,318
                                                               ----------
      Real Estate Management/Services -- 0.1%
        Farmland Partners, Inc.........................    373      2,555
        HFF, Inc., Class A.............................    442     16,243
        Marcus & Millichap, Inc.+......................    229      7,951
        Maui Land & Pineapple Co., Inc.+...............     80        902
        Newmark Group, Inc., Class A...................    274      2,669
        RE/MAX Holdings, Inc., Class A.................    210      7,852
        Redfin Corp.+..................................    932     14,399
        RMR Group, Inc., Class A.......................     83      6,298
        Safety Income and Growth, Inc..................     93      1,672
                                                               ----------
                                                                   60,541
                                                               ----------
      Real Estate Operations & Development -- 0.1%
        American Realty Investors, Inc.+...............     24        364
        Consolidated-Tomoka Land Co....................     46      2,664
        Cushman & Wakefield PLC+.......................    535      8,699
        Essential Properties Realty Trust, Inc.........    419      5,698
        Forestar Group, Inc.+..........................    124      2,232
        Griffin Industrial Realty, Inc.................     10        351
        McGrath RentCorp...............................    284     15,163
        Stratus Properties, Inc.+......................     69      1,991
        Transcontinental Realty Investors, Inc.+.......     20        682
        Trinity Place Holdings, Inc.+..................    206      1,100
        Whitestone REIT................................    449      6,044
                                                               ----------
                                                                   44,988
                                                               ----------

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                               Value
                    Security Description              Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCKS (continued)
         Recreational Centers -- 0.1%
           Planet Fitness, Inc., Class A+............   1,041 $ 51,103
           St. Joe Co.+..............................     415    6,304
           Town Sports International Holdings, Inc.+.     170    1,305
                                                              --------
                                                                58,712
                                                              --------
         Recreational Vehicles -- 1.1%
           Camping World Holdings, Inc., Class A.....     382    6,551
           Malibu Boats, Inc., Class A+..............   7,983  320,917
           MCBC Holdings, Inc.+......................  15,170  450,245
                                                              --------
                                                               777,713
                                                              --------
         Rental Auto/Equipment -- 0.1%
           Aaron's, Inc..............................     815   38,411
           Avis Budget Group, Inc.+..................     786   22,102
           CAI International, Inc.+..................     203    5,057
           Herc Holdings, Inc.+......................     283    9,073
           Hertz Global Holdings, Inc.+..............     645    8,869
           Rent-A-Center, Inc.+......................     522    7,439
           Textainer Group Holdings, Ltd.+...........     321    3,765
                                                              --------
                                                                94,716
                                                              --------
         Resorts/Theme Parks -- 0.1%
           Marriott Vacations Worldwide Corp.........     458   40,528
           SeaWorld Entertainment, Inc.+.............     646   16,874
                                                              --------
                                                                57,402
                                                              --------
         Retail-Apparel/Shoe -- 1.0%
           Abercrombie & Fitch Co., Class A..........     801   15,780
           American Eagle Outfitters, Inc............   1,899   43,791
           Ascena Retail Group, Inc.+................   2,061    7,935
           Boot Barn Holdings, Inc.+.................     326    8,046
           Buckle, Inc...............................     339    6,915
           Caleres, Inc..............................     495   16,929
           Cato Corp., Class A.......................     267    5,148
           Chico's FAS, Inc..........................   1,505   11,543
           Children's Place, Inc.....................     190   28,386
           DSW, Inc., Class A........................     809   21,479
           Duluth Holdings, Inc., Class B+...........      97    2,981
           Express, Inc.+............................     857    7,550
           Francesca's Holdings Corp.+...............     410    1,246
           Genesco, Inc.+............................     229    9,799
           Guess?, Inc...............................     678   14,401
           J. Jill, Inc.+............................     193      975
           New York & Co., Inc.+..................... 113,294  448,644
           Shoe Carnival, Inc........................     125    5,091
           Tailored Brands, Inc......................     585   12,291
           Tilly's, Inc., Class A....................     171    3,033
           Vera Bradley, Inc.+.......................     267    3,522
           Winmark Corp..............................      29    4,457
                                                              --------
                                                               679,942
                                                              --------
         Retail-Appliances -- 0.0%
           Conn's, Inc.+.............................     231    6,417
                                                              --------
         Retail-Automobile -- 0.1%
           America's Car-Mart, Inc.+.................      71    5,318
           Asbury Automotive Group, Inc.+............     237   15,429
           Carvana Co.+..............................     381   14,764
           Group 1 Automotive, Inc...................     226   13,049

                                                             Value
                     Security Description            Shares (Note 3)
           ---------------------------------------------------------
           Retail-Automobile (continued)
             Lithia Motors, Inc., Class A...........    270 $ 24,051
             Rush Enterprises, Inc., Class A........    354   12,528
             Rush Enterprises, Inc., Class B........     52    1,875
             Sonic Automotive, Inc., Class A........    282    5,110
                                                            --------
                                                              92,124
                                                            --------
           Retail-Bedding -- 0.0%
             Bed Bath & Beyond, Inc.................  1,583   21,750
                                                            --------
           Retail-Bookstores -- 0.0%
             Barnes & Noble Education, Inc.+........    452    2,581
             Barnes & Noble, Inc....................    702    4,444
                                                            --------
                                                               7,025
                                                            --------
           Retail-Building Products -- 0.1%
             At Home Group, Inc.+...................    520   14,217
             Beacon Roofing Supply, Inc.+...........    803   22,412
             BMC Stock Holdings, Inc.+..............    793   13,275
             Foundation Building Materials, Inc.+...    174    1,658
             GMS, Inc.+.............................    383    6,297
             Tile Shop Holdings, Inc................    473    3,074
                                                            --------
                                                              60,933
                                                            --------
           Retail-Computer Equipment -- 0.0%
             PC Connection, Inc.....................    136    4,507
                                                            --------
           Retail-Discount -- 0.1%
             Big Lots, Inc..........................    473   19,639
             BJ's Wholesale Club Holdings, Inc.+....    834   18,473
             Citi Trends, Inc.......................    150    3,800
             Ollie's Bargain Outlet Holdings, Inc.+.    585   54,346
                                                            --------
                                                              96,258
                                                            --------
           Retail-Drug Store -- 0.0%
             Rite Aid Corp.+........................ 12,389   14,867
                                                            --------
           Retail-Floor Coverings -- 0.0%
             Lumber Liquidators Holdings, Inc.+.....    335    4,007
                                                            --------
           Retail-Hair Salons -- 0.0%
             Regis Corp.+...........................    417    7,022
                                                            --------
           Retail-Home Furnishings -- 0.1%
             Bassett Furniture Industries, Inc......    120    2,370
             Haverty Furniture Cos., Inc............    222    4,502
             Kirkland's, Inc.+......................    185    1,870
             La-Z-Boy, Inc..........................    550   15,290
             Lovesac Co.+...........................     42      800
             Pier 1 Imports, Inc....................    962    1,530
             RH+....................................    227   26,266
                                                            --------
                                                              52,628
                                                            --------
           Retail-Jewelry -- 0.6%
             Movado Group, Inc...................... 10,275  395,690
             Signet Jewelers, Ltd...................    695   38,955
                                                            --------
                                                             434,645
                                                            --------
           Retail-Leisure Products -- 0.0%
             MarineMax, Inc.+.......................    306    6,965
             Party City Holdco, Inc.+...............    667    6,983
                                                            --------
                                                              13,948
                                                            --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                             Value
                     Security Description            Shares (Note 3)
           ---------------------------------------------------------
           COMMON STOCKS (continued)
           Retail-Major Department Stores -- 0.0%
             J.C. Penney Co., Inc.+.................  3,696 $  5,433
             Sears Holdings Corp.+..................    478       96
                                                            --------
                                                               5,529
                                                            --------
           Retail-Misc./Diversified -- 0.2%
             Container Store Group, Inc.+...........    188    1,111
             Five Below, Inc.+......................    643   73,186
             Gaia, Inc.+............................    132    1,929
             GameStop Corp., Class A................  1,180   17,228
             Hudson, Ltd., Class A+.................    468    9,894
             PriceSmart, Inc........................    260   18,239
             Sally Beauty Holdings, Inc.+...........  1,419   25,272
                                                            --------
                                                             146,859
                                                            --------
           Retail-Office Supplies -- 0.0%
             Office Depot, Inc......................  6,538   16,737
                                                            --------
           Retail-Pawn Shops -- 0.1%
             EZCORP, Inc., Class A+.................    589    5,854
             FirstCash, Inc.........................    512   41,165
                                                            --------
                                                              47,019
                                                            --------
           Retail-Pet Food & Supplies -- 0.0%
             Freshpet, Inc.+........................    309   11,773
             PetIQ, Inc.+...........................    131    4,147
             PetMed Express, Inc....................    235    6,566
                                                            --------
                                                              22,486
                                                            --------
           Retail-Petroleum Products -- 0.0%
             World Fuel Services Corp...............    789   25,248
                                                            --------
           Retail-Regional Department Stores -- 0.0%
             Dillard's, Inc., Class A...............    137    9,648
                                                            --------
           Retail-Restaurants -- 1.6%
             Biglari Holdings, Inc., Class A+.......      1      750
             Biglari Holdings, Inc., Class B+.......     11    1,567
             BJ's Restaurants, Inc..................    243   14,867
             Bloomin' Brands, Inc...................    986   19,671
             Bojangles', Inc.+......................    205    3,241
             Brinker International, Inc.............    517   22,412
             Cannae Holdings, Inc.+.................    812   14,998
             Carrols Restaurant Group, Inc.+........    409    5,382
             Cheesecake Factory, Inc................    503   24,315
             Chuy's Holdings, Inc.+.................    197    4,801
             Cracker Barrel Old Country Store, Inc..    227   36,020
             Dave & Buster's Entertainment, Inc.....    469   27,929
             Del Frisco's Restaurant Group, Inc.+...    389    2,626
             Del Taco Restaurants, Inc.+............    366    3,989
             Denny's Corp.+......................... 18,820  326,527
             Dine Brands Global, Inc................    197   15,965
             El Pollo Loco Holdings, Inc.+..........    252    3,152
             Fiesta Restaurant Group, Inc.+.........    280    7,227
             Habit Restaurants, Inc., Class A+......    240    3,048
             J Alexander's Holdings, Inc.+..........    151    1,593
             Jack in the Box, Inc...................    320   25,258
             Noodles & Co.+.........................    165    1,556
             Papa John's International, Inc.........    261   14,235
             Potbelly Corp.+........................    269    3,142
             Red Robin Gourmet Burgers, Inc.+.......    153    4,621
             Ruth's Hospitality Group, Inc.......... 15,512  419,289

                                                             Value
                    Security Description            Shares  (Note 3)
           ----------------------------------------------------------
           Retail-Restaurants (continued)
             Shake Shack, Inc., Class A+...........   290  $   15,338
             Sonic Corp............................   407      17,615
             Texas Roadhouse, Inc..................   798      48,247
             Wingstop, Inc.........................   342      21,416
             Zoe's Kitchen, Inc.+..................   223       2,837
                                                           ----------
                                                            1,113,634
                                                           ----------
           Retail-Sporting Goods -- 0.0%
             Big 5 Sporting Goods Corp.............   236         828
             Hibbett Sports, Inc.+.................   223       3,896
             Sportsman's Warehouse Holdings, Inc.+.   437       2,198
             Zumiez, Inc.+.........................   219       5,094
                                                           ----------
                                                               12,016
                                                           ----------
           Retail-Vision Service Center -- 0.0%
             National Vision Holdings, Inc.+.......   572      23,698
                                                           ----------
           Retail-Vitamins & Nutrition Supplements -- 0.0%
             GNC Holdings, Inc., Class A+..........   967       3,559
                                                           ----------
           Retirement/Aged Care -- 0.0%
             Brookdale Senior Living, Inc.+........ 2,201      19,655
             Capital Senior Living Corp.+..........   290       2,610
                                                           ----------
                                                               22,265
                                                           ----------
           Rubber-Tires -- 0.0%
             Cooper Tire & Rubber Co...............   597      18,441
                                                           ----------
           Rubber/Plastic Products -- 0.1%
             Myers Industries, Inc.................   414       6,566
             Proto Labs, Inc.+.....................   319      38,105
             Raven Industries, Inc.................   422      18,349
             Trinseo SA............................   504      27,155
                                                           ----------
                                                               90,175
                                                           ----------
           Satellite Telecom -- 0.1%
             Intelsat SA+..........................   537      13,994
             Iridium Communications, Inc.+......... 1,130      22,385
             Loral Space & Communications, Inc.+...   151       6,744
                                                           ----------
                                                               43,123
                                                           ----------
           Savings & Loans/Thrifts -- 0.5%
             Axos Financial, Inc.+.................   697      21,161
             Banc of California, Inc...............   506       8,071
             BankFinancial Corp....................   159       2,245
             Beneficial Bancorp, Inc...............   803      12,551
             Berkshire Hills Bancorp, Inc..........   479      15,984
             Brookline Bancorp, Inc................   930      14,415
             BSB Bancorp, Inc.+....................    99       2,851
             Capitol Federal Financial, Inc........ 1,517      18,826
             Community Bankers Trust Corp.+........   253       2,156
             Dime Community Bancshares, Inc........   382       6,158
             Entegra Financial Corp.+..............    79       1,792
             ESSA Bancorp, Inc.....................   112       1,809
             First Defiance Financial Corp.........   235       6,397
             First Financial Northwest, Inc........    98       1,481
             First Savings Financial Group, Inc....    21       1,357
             Flagstar Bancorp, Inc.+...............   348      10,715
             Flushing Financial Corp...............   323       7,329
             FS Bancorp, Inc.......................    37       1,670
             Greene County Bancorp, Inc............    36       1,154
             Hingham Institution for Savings.......    16       3,258

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                            Value
                     Security Description           Shares (Note 3)
             ------------------------------------------------------
             COMMON STOCKS (continued)
             Savings & Loans/Thrifts (continued)
               Home Bancorp, Inc...................    92  $  3,656
               HomeTrust Bancshares, Inc.+.........   206     5,616
               Investors Bancorp, Inc.............. 2,910    32,534
               Malvern Bancorp, Inc.+..............    75     1,523
               Meridian Bancorp, Inc...............   566     8,965
               MutualFirst Financial, Inc..........    69     2,450
               Northfield Bancorp, Inc.............   511     6,730
               Northwest Bancshares, Inc........... 1,126    18,174
               OceanFirst Financial Corp...........   559    14,154
               Oconee Federal Financial Corp.......    11       271
               Oritani Financial Corp..............   472     6,896
               Pacific Premier Bancorp, Inc.+......   537    15,696
               People's United Financial, Inc......   288     4,509
               Provident Financial Services, Inc...   730    17,812
               Prudential Bancorp, Inc.............   105     1,887
               Riverview Bancorp, Inc..............   250     2,117
               SI Financial Group, Inc.............   131     1,734
               Southern Missouri Bancorp, Inc......    84     2,828
               Territorial Bancorp, Inc............    92     2,506
               Timberland Bancorp, Inc.............    77     2,234
               United Community Financial Corp.....   571     5,225
               United Financial Bancorp, Inc.......   597     9,224
               Washington Federal, Inc.............   983    27,681
               Waterstone Financial, Inc...........   300     4,902
               WSFS Financial Corp.................   355    15,098
                                                           --------
                                                            355,802
                                                           --------
             Schools -- 0.4%
               Adtalem Global Education, Inc.+.....   705    35,694
               American Public Education, Inc.+....   189     6,186
               Cambium Learning Group, Inc.+....... 9,891   142,233
               Career Education Corp.+.............   800    11,504
               K12, Inc.+..........................   433     9,270
               Laureate Education, Inc., Class A+..   984    14,652
               Strategic Education, Inc............   246    30,952
                                                           --------
                                                            250,491
                                                           --------
             Security Services -- 0.1%
               Brink's Co..........................   592    39,261
                                                           --------
             Seismic Data Collection -- 0.0%
               Dawson Geophysical Co.+.............   248     1,392
               ION Geophysical Corp.+..............   125     1,476
                                                           --------
                                                              2,868
                                                           --------
             Semiconductor Components-Integrated Circuits -- 0.2%
               Cirrus Logic, Inc.+.................   721    26,994
               Integrated Device Technology, Inc.+. 1,526    71,432
               MaxLinear, Inc.+....................   736    14,286
               Power Integrations, Inc.............   337    18,980
                                                           --------
                                                            131,692
                                                           --------
             Semiconductor Equipment -- 0.6%
               ACM Research, Inc., Class A+........    98       936
               Advanced Energy Industries, Inc.+...   461    19,837
               Aquantia Corp.+.....................   254     2,428
               Axcelis Technologies, Inc.+.........   377     6,507
               Brooks Automation, Inc..............   818    25,383
               Cabot Microelectronics Corp.........   300    29,286
               Cohu, Inc...........................   466     9,693

                                                                  Value
                     Security Description                 Shares (Note 3)
       -----------------------------------------------------------------
       Semiconductor Equipment (continued)
         Entegris, Inc...................................  1,671 $ 44,348
         FormFactor, Inc.+...............................    870   10,649
         inTEST Corp.+................................... 37,548  275,978
         Nanometrics, Inc.+..............................    268    8,592
         Ultra Clean Holdings, Inc.+.....................    452    4,755
         Veeco Instruments, Inc.+........................    569    5,411
                                                                 --------
                                                                  443,803
                                                                 --------
       Steel Pipe & Tube -- 0.0%
         Advanced Drainage Systems, Inc..................    426   11,838
         Northwest Pipe Co.+.............................    112    1,995
         Omega Flex, Inc.................................     34    2,057
         TimkenSteel Corp.+..............................    471    5,478
                                                                 --------
                                                                   21,368
                                                                 --------
       Steel-Producers -- 0.1%
         AK Steel Holding Corp.+.........................  3,708   13,719
         Carpenter Technology Corp.......................    549   23,942
         Commercial Metals Co............................  1,371   26,131
         Ryerson Holding Corp.+..........................    187    1,717
         Schnitzer Steel Industries, Inc., Class A.......    308    8,285
         Shiloh Industries, Inc.+........................    174    1,582
                                                                 --------
                                                                   75,376
                                                                 --------
       Steel-Specialty -- 0.5%
         Allegheny Technologies, Inc.+...................  1,478   38,265
         Universal Stainless & Alloy Products, Inc.+..... 14,979  294,188
                                                                 --------
                                                                  332,453
                                                                 --------
       Storage/Warehousing -- 0.0%
         Mobile Mini, Inc................................    523   21,506
                                                                 --------
       SupraNational Banks -- 0.0%
         Banco Latinoamericano de Comercio Exterior SA,
          Class E........................................    360    6,178
                                                                 --------
       Telecom Equipment-Fiber Optics -- 0.2%
         Acacia Communications, Inc.+....................    322   11,099
         Ciena Corp.+....................................  1,687   52,736
         Clearfield, Inc.+...............................    132    1,587
         Finisar Corp.+..................................  1,381   23,049
         Harmonic, Inc.+.................................    980    5,400
         KVH Industries, Inc.+...........................    190    2,346
         Oclaro, Inc.+...................................  1,981   16,284
         Viavi Solutions, Inc.+..........................  2,676   30,854
                                                                 --------
                                                                  143,355
                                                                 --------
       Telecom Services -- 0.7%
         Consolidated Communications Holdings, Inc.......    826   10,342
         Fusion Connect, Inc.+...........................    252      627
         GTT Communications, Inc.+.......................    500   17,950
         HC2 Holdings, Inc.+.............................    501    2,605
         Ooma, Inc.+.....................................    215    3,234
         ORBCOMM, Inc.+.................................. 42,464  404,682
         RigNet, Inc.+...................................    165    2,821
         Spok Holdings, Inc..............................    215    3,014
         Vonage Holdings Corp.+..........................  2,603   34,516
                                                                 --------
                                                                  479,791
                                                                 --------
       Telecommunication Equipment -- 0.1%
         ADTRAN, Inc.....................................    564    7,580
         Aerohive Networks, Inc.+........................    391    1,498

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                                   Value
                     Security Description                  Shares (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCKS (continued)
     Telecommunication Equipment (continued)
       Casa Systems, Inc.+................................    319 $  4,594
       DASAN Zhone Solutions, Inc.+.......................     69      897
       Maxar Technologies, Ltd............................    667    9,945
       Plantronics, Inc...................................    390   22,998
       Preformed Line Products Co.........................     36    2,275
       Quantenna Communications, Inc.+....................    398    7,148
                                                                  --------
                                                                    56,935
                                                                  --------
     Telephone-Integrated -- 0.1%
       Cincinnati Bell, Inc.+.............................    540    7,662
       Frontier Communications Corp.......................  1,228    5,907
       Shenandoah Telecommunications Co...................    550   20,911
       Windstream Holdings, Inc.+.........................    480    1,978
                                                                  --------
                                                                    36,458
                                                                  --------
     Television -- 0.2%
       Central European Media Enterprises, Ltd., Class A+.  1,014    3,427
       Gray Television, Inc.+.............................    940   16,271
       Nexstar Media Group, Inc., Class A.................    527   39,467
       Sinclair Broadcast Group, Inc., Class A............    849   24,315
       TEGNA, Inc.........................................  2,553   29,462
       World Wrestling Entertainment, Inc., Class A.......    506   36,731
                                                                  --------
                                                                   149,673
                                                                  --------
     Textile-Apparel -- 0.0%
       Unifi, Inc.+.......................................    184    4,212
                                                                  --------
     Textile-Products -- 0.0%
       Culp, Inc..........................................    131    3,033
                                                                  --------
     Theaters -- 0.0%
       AMC Entertainment Holdings, Inc., Class A..........    612   11,787
       National CineMedia, Inc............................    908    8,127
       Reading International, Inc., Class A+..............    198    2,875
                                                                  --------
                                                                    22,789
                                                                  --------
     Therapeutics -- 0.1%
       Akebia Therapeutics, Inc.+.........................    593    4,442
       Anika Therapeutics, Inc.+..........................    168    6,008
       Fennec Pharmaceuticals, Inc.+......................    137      997
       Flexion Therapeutics, Inc.+........................    395    5,348
       G1 Therapeutics, Inc.+.............................    245    9,802
       La Jolla Pharmaceutical Co.+.......................    252    4,108
       MannKind Corp.+....................................  1,649    3,018
       Mersana Therapeutics, Inc.+........................    148      925
       Mirati Therapeutics, Inc.+.........................    237    8,857
       Portola Pharmaceuticals, Inc.+.....................    766   15,082
       Proteostasis Therapeutics, Inc.+...................    301    1,869
       Recro Pharma, Inc.+................................    207    1,337
       Vital Therapies, Inc.+.............................    358      110
       Xencor, Inc.+......................................    544   17,800
       Zafgen, Inc.+......................................    359    3,486
                                                                  --------
                                                                    83,189
                                                                  --------
     Tobacco -- 0.7%
       22nd Century Group, Inc.+..........................  1,368    3,311
       Pyxus International, Inc.+.........................     99    2,350
       Turning Point Brands, Inc.......................... 11,017  452,799
       Universal Corp.....................................    291   19,747
       Vector Group, Ltd..................................  1,206   16,305
                                                                  --------
                                                                   494,512
                                                                  --------

                                                                 Value
                     Security Description                Shares (Note 3)
        ----------------------------------------------------------------
        Toys -- 0.0%
          Funko, Inc., Class A+.........................   124  $  2,337
                                                                --------
        Traffic Management Sys -- 0.0%
          Arlo Technologies, Inc.+......................   140     1,903
                                                                --------
        Transactional Software -- 0.1%
          ACI Worldwide, Inc.+.......................... 1,351    33,897
          InnerWorkings, Inc.+..........................   507     3,645
                                                                --------
                                                                  37,542
                                                                --------
        Transport-Air Freight -- 0.0%
          Air Transport Services Group, Inc.+...........   687    13,465
          Atlas Air Worldwide Holdings, Inc.+...........   279    14,402
                                                                --------
                                                                  27,867
                                                                --------
        Transport-Equipment & Leasing -- 0.1%
          GATX Corp.....................................   443    33,194
          General Finance Corp.+........................   115     1,495
          Greenbrier Cos., Inc..........................   373    17,699
          Willis Lease Finance Corp.+...................    36     1,246
                                                                --------
                                                                  53,634
                                                                --------
        Transport-Marine -- 0.2%
          Ardmore Shipping Corp.+.......................   393     2,539
          Costamare, Inc................................   574     3,042
          DHT Holdings, Inc............................. 1,082     5,442
          Dorian LPG, Ltd.+.............................   326     2,592
          Eagle Bulk Shipping, Inc.+....................   562     2,804
          Frontline, Ltd.+..............................   905     6,471
          GasLog, Ltd...................................   480     9,821
          Genco Shipping & Trading, Ltd.+...............   115     1,267
          Golar LNG, Ltd................................ 1,114    29,833
          International Seaways, Inc.+..................   256     5,507
          Nordic American Tankers, Ltd.................. 1,651     4,276
          Overseas Shipholding Group, Inc., Class A+....   671     2,107
          Safe Bulkers, Inc.+...........................   599     1,515
          Scorpio Bulkers, Inc..........................   685     4,357
          Scorpio Tankers, Inc.......................... 3,456     6,186
          Ship Finance International, Ltd...............   981    12,262
          Teekay Corp...................................   807     5,350
          Teekay Tankers, Ltd., Class A................. 2,250     2,498
          Tidewater, Inc.+..............................   282     7,572
                                                                --------
                                                                 115,441
                                                                --------
        Transport-Services -- 0.1%
          CryoPort, Inc.+...............................   304     3,374
          Echo Global Logistics, Inc.+..................   329     8,459
          Hub Group, Inc., Class A+.....................   385    17,641
          Matson, Inc...................................   499    17,505
          Radiant Logistics, Inc.+......................   458     2,491
          Universal Logistics Holdings, Inc.............    98     2,663
                                                                --------
                                                                  52,133
                                                                --------
        Transport-Truck -- 0.2%
          ArcBest Corp..................................   302    11,210
          Covenant Transportation Group, Inc., Class A+.   145     3,629
          Daseke, Inc.+.................................   483     2,937
          Forward Air Corp..............................   345    20,696
          Heartland Express, Inc........................   550    10,708
          Marten Transport, Ltd.........................   460     8,860
          P.A.M. Transportation Services, Inc.+.........    26     1,524

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


                                                                 Value
                     Security Description                Shares (Note 3)
        ----------------------------------------------------------------
        COMMON STOCKS (continued)
        Transport-Truck (continued)
          Saia, Inc.+...................................    302 $ 18,984
          US Xpress Enterprises, Inc. Class A+..........    247    2,379
          USA Truck, Inc.+..............................     93    1,829
          Werner Enterprises, Inc.......................    563   18,123
          YRC Worldwide, Inc.+..........................    391    3,230
                                                                --------
                                                                 104,109
                                                                --------
        Travel Services -- 0.0%
          Liberty TripAdvisor Holdings, Inc., Class A+..    855   12,329
                                                                --------
        Venture Capital -- 0.0%
          Safeguard Scientifics, Inc.+..................    227    1,941
                                                                --------
        Veterinary Diagnostics -- 0.1%
          Heska Corp.+..................................     78    7,817
          Neogen Corp.+.................................    592   35,946
                                                                --------
                                                                  43,763
                                                                --------
        Virtual Reality Products -- 0.0%
          Vuzix Corp.+..................................    277    1,684
                                                                --------
        Vitamins & Nutrition Products -- 0.0%
          Natural Grocers by Vitamin Cottage, Inc.+.....    106    1,921
          Natural Health Trends Corp....................     87    1,978
          Nature's Sunshine Products, Inc.+.............    100      885
          USANA Health Sciences, Inc.+..................    149   17,436
                                                                --------
                                                                  22,220
                                                                --------
        Water -- 0.1%
          American States Water Co......................    431   26,386
          Artesian Resources Corp., Class A.............     93    3,403
          California Water Service Group................    565   23,730
          Connecticut Water Service, Inc................    142    9,815
          Consolidated Water Co., Ltd...................    173    2,128
          Global Water Resources, Inc...................    127    1,415
          Middlesex Water Co............................    187    8,415
          PICO Holdings, Inc............................    238    2,718
          SJW Group.....................................    203   12,328
          York Water Co.................................    152    4,733
                                                                --------
                                                                  95,071
                                                                --------
        Water Treatment Systems -- 1.1%
          AquaVenture Holdings, Ltd.+...................    128    2,144
          Energy Recovery, Inc.+........................ 45,985  344,887
          Evoqua Water Technologies Corp.+..............    891    8,554
          Pure Cycle Corp.+............................. 39,051  394,025
                                                                --------
                                                                 749,610
                                                                --------
        Web Hosting/Design -- 0.1%
          Endurance International Group Holdings, Inc.+.    826    8,153
          NIC, Inc......................................    758   10,089
          Q2 Holdings, Inc.+............................    431   22,942
                                                                --------
                                                                  41,184
                                                                --------
        Web Portals/ISP -- 0.0%
          Meet Group, Inc.+.............................    820    3,616
                                                                --------
        Wire & Cable Products -- 0.1%
          Belden, Inc...................................    476   25,728
          Encore Wire Corp..............................    240   10,608
          Insteel Industries, Inc.......................    215    5,616
                                                                --------
                                                                  41,952
                                                                --------

                                                       Shares/
                                                      Principal    Value
                Security Description                   Amount     (Note 3)
   ------------------------------------------------------------------------
   Wireless Equipment -- 0.9%
     CalAmp Corp.+..................................     26,119  $   520,813
     Gogo, Inc.+....................................        679        3,884
     InterDigital, Inc..............................        407       28,877
     pdvWireless, Inc.+.............................        110        4,455
     Ribbon Communications, Inc.+...................        620        4,216
     ViaSat, Inc.+..................................        652       41,571
                                                                 -----------
                                                                     603,816
                                                                 -----------
   Wound, Burn & Skin Care -- 0.0%
     Dermira, Inc.+.................................        410        5,145
                                                                 -----------
   X-Ray Equipment -- 0.0%
     Varex Imaging Corp.+...........................        449       11,656
     ViewRay, Inc.+.................................        710        6,142
                                                                 -----------
                                                                      17,798
                                                                 -----------
   Total Common Stocks
      (cost $56,486,991)............................              63,050,832
                                                                 -----------
   EXCHANGE-TRADED FUNDS -- 2.0%
     iShares Russell 2000 ETF.......................      8,814    1,322,365
     Vanguard Russell 2000 ETF Shares...............        900      108,504
                                                                 -----------
   Total Exchange-Traded Funds
      (cost $1,525,790).............................               1,430,869
                                                                 -----------
   Total Long-Term Investment Securities
      (cost $58,012,781)............................              64,481,701
                                                                 -----------
   SHORT-TERM INVESTMENT SECURITIES -- 0.5%
   U.S. Government Treasuries -- 0.5%
     United States Treasury Bills
      2.00% due 11/15/2018(3)....................... $  100,000       99,918
      2.04% due 11/29/2018(3).......................     50,000       49,916
      2.04% due 11/08/2018(3).......................     60,000       59,975
      2.12% due 12/27/2018(3).......................     50,000       49,829
      2.20% due 12/27/2018(3).......................     50,000       49,829
                                                                 -----------
   Total Short-Term Investment Securities
      (cost $309,487)...............................                 309,467
                                                                 -----------
   REPURCHASE AGREEMENTS -- 6.9%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.42%, dated 10/31/2018,
      to be repurchased 11/01/2018 in the amount
      of $4,865,057 and collateralized by
      $5,210,000 of United States Treasury Bonds,
      bearing interest at 3.00%, due 11/15/2044
      and having an approximate value of
      $4,963,192 (cost $4,865,000)..................  4,865,000    4,865,000
                                                                 -----------
   TOTAL INVESTMENTS
      (cost $63,187,268)(4).........................       99.0%  69,656,168
   Other assets less liabilities....................        1.0      720,109
                                                     ----------  -----------
   NET ASSETS                                             100.0% $70,376,277
                                                     ==========  ===========

--------
+  Non-income producing security
(1)Securities classified as Level 3 (see Note 3).
(2)Illiquid security. At October 31, 2018, the aggregate value of these securities was $657 representing 0.0% of net assets.
(3)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)See Note 6 for cost of investments on a tax basis.

CVR -- Contingent Value Rights

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2018 -- (continued)


Futures Contracts
-----------------------------------------------------------------------------------------------
                                                                                   Unrealized
Number of                                                   Notional   Notional   Appreciation
Contracts Type Description                Expiration Month   Basis*     Value*   (Depreciation)
--------- ---- -----------                ----------------  --------   --------  --------------
   70     Long E-Mini Russell 2000 Index   December 2018   $5,967,985 $5,291,650   $(676,335)
                                                                                   =========

--------
* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2018 (see Note 3):

                                   Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                       Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                   --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
  Chemicals-Plastics..............      $    34,738         $       --              $463          $    35,201
  Finance-Commercial..............           16,763                 --               194               16,957
  Medical-Biomedical/Gene.........        3,011,184                 --                 0            3,011,184
  Metal-Diversified...............            2,115                 --                 0                2,115
  Multimedia......................          521,829                 --                 0              521,829
  Other Industries................       59,463,546                 --                --           59,463,546
Exchange-Traded Funds.............        1,430,869                 --                --            1,430,869
Short-Term Investments Securities.               --            309,467                --              309,467
Repurchase Agreements.............               --          4,865,000                --            4,865,000
                                        -----------         ----------              ----          -----------
Total Investments at Value........      $64,481,044         $5,174,467              $657          $69,656,168
                                        ===========         ==========              ====          ===========

LIABILITIES:
Other Financial Instruments:+
Futures Contracts.................      $   676,335         $       --              $ --          $   676,335
                                        ===========         ==========              ====          ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no transfers during the reporting period.

See Notes to Financial Statements

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018

Note 1. Organization

   SunAmerica Specialty Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of six different investment funds (each a "Fund" and collectively, the "Funds") as of October 31, 2018. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: AIG Commodity Strategy Fund (the "Commodity Strategy Fund"), AIG ESG Dividend Fund (the "ESG Dividend Fund"), AIG Focused Alpha Large-Cap Fund (the "Focused Alpha Large-Cap Fund"), AIG Focused Multi-Cap Growth Fund (the "Focused Multi-Cap Growth Fund"), AIG Income Explorer Fund (the "Income Explorer Fund") and AIG Small-Cap Fund ("the Small-Cap Fund").

   The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   The Commodity Strategy Fund seeks to provide long-term total return through a strategy that is designed to provide diversified exposure to the commodities markets. The Fund seeks to achieve its investment goal by investing its assets in a combination of commodity-linked derivative instruments and fixed income securities.

   The ESG Dividend Fund seeks to provide total return including capital appreciation and current income, employing a "buy and hold" strategy with up to forty dividend yielding equity securities selected annually from the Russell 1000(R) Index that meet the Fund's ESG standards.

   The Focused Alpha Large-Cap Fund seeks to provide growth of capital through active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-cap companies.

   The Focused Multi-Cap Growth Fund seeks to provide growth of capital through active trading of equity securities of large, small and mid-cap companies.

   The Income Explorer Fund seeks to provide high current income with a secondary objective of capital appreciation primarily by strategically allocating its assets among a preferred securities strategy, closed-end fund strategy and global dividend equity strategy. Through this combination of investments, the Fund expects to gain exposure to a broad range of income-producing investments, including both fixed income and equity securities.

   The Small-Cap Fund seeks to provide long-term growth of capital by strategically allocating its assets between a small-cap index strategy and a micro-cap growth strategy.

   Each Fund, except for the Focused Alpha Large-Cap Fund and Focused Multi-Cap Growth Fund, is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)


   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services.

   Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Basis for consolidation for the SunAmerica Commodity Strategy Cayman Fund Ltd.

   The AIG Commodity Strategy Cayman Fund Ltd. (the "Commodity Strategy Subsidiary"), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund's prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of October 31, 2018, net assets of the Commodity Strategy Fund were $36,382,587, of which approximately $6,690,269, or approximately 18.4%, represented the Commodity Strategy Fund's ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed

66

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        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)

   based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the "Board") , etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Funds' assets and liabilities classified in the fair value hierarchy as of October 31, 2018 is reported on a schedule at the end of each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option

                                                                          67

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        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)

   adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

   Option contracts traded in the over-the-counter ("OTC") market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Futures: During the period, the Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Small-Cap Fund entered into futures transactions for investment purposes in order to provide exposure to U.S and non-U.S. equity markets.

   A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by

68

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        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)

   an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

   Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.

   Forward Foreign Currency Contracts: During the period, the Income Explorer Fund used forward contracts for investment purposes in order to gain currency exposure.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

   Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.

   Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

   An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)


   Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement and assets and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

   Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.

   Swap Contracts: Certain Funds may enter into credit default, interest rate and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

   Total Return Swaps: During the period, the Commodity Strategy Fund used total return swaps for investment purposes in order to provide exposure to commodities.

   Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

   The Fund will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted against each other, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund's risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any.

   Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund's Portfolio of Investments.

   Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)

   meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

   Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following tables represent the value of derivatives held as of October 31, 2018, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended October 31, 2018. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of October 31, 2018, please refer to a schedule at the end of each Fund's Portfolio of Investments.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)


                                                            Asset Derivatives
                     -----------------------------------------------------------------------------------------------
                        Interest                                                                 Foreign
                          Rate           Equity                                                  Exchange
                        Contracts       Contracts               Commodity Contracts             Contracts
                     --------------- --------------- ----------------------------------------- ------------
                                                                                                 Foreign
                         Futures         Futures         Futures       Options        Swap       Exchange
Fund                 Contracts(1)(8) Contracts(1)(8) Contracts(1)(8) Purchased(2) Contracts(6) Contracts(3)  Total
----                 --------------- --------------- --------------- ------------ ------------ ------------ --------
Commodity Strategy#.       $--            $ --          $113,133       $21,285      $    --        $--      $134,418
Income Explorer.....        --              --                --            --           --         --            --
Small-Cap...........        --              --                --            --           --         --            --

                                                          Liability Derivatives
                     -----------------------------------------------------------------------------------------------
                        Interest                                                                 Foreign
                          Rate           Equity                                                  Exchange
                        Contracts       Contracts               Commodity Contracts             Contracts
                     --------------- --------------- ----------------------------------------- ------------
                                                                                                 Foreign
                         Futures         Futures         Futures       Options        Swap       Exchange
Fund                 Contracts(1)(8) Contracts(1)(8) Contracts(1)(8)  Written(4)  Contracts(7) Contracts(5)  Total
----                 --------------- --------------- --------------- ------------ ------------ ------------ --------
Commodity Strategy#.       $--            $ --          $257,900       $    10      $36,027        $--      $293,937
Income Explorer.....        --              --                --            --           --         --            --
Small-Cap...........        --             350                --            --           --         --           350

--------
Statement of Assets and Liabilities Location:

(1)Variation margin on futures contracts
(2)Investments, at value
(3)Unrealized appreciation on forward foreign currency contracts
(4)Call and put options written, at value
(5)Unrealized depreciation on forward foreign currency contracts
(6)Unrealized appreciation on swap contracts
(7)Unrealized depreciation on swap contracts
(8)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund's Portfolio of Investments in the following amounts:

                       Cumulative
                       Unrealized
                      Appreciation
Fund                 (Depreciation)
----                 --------------
Commodity Strategy#.  $(1,266,601)
Small-Cap...........     (676,335)

--------
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)


                            Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
                     ----------------------------------------------------------------------------------------------------
                       Interest                                                                Foreign
                         Rate          Equity                                                  Exchange
                      Contracts      Contracts             Commodity Contracts                Contracts
                     ------------   ------------   ----------------------------------------  ------------
                                                                                               Foreign
                       Futures        Futures        Futures                      Swap         Exchange
Fund                 Contracts(1)   Contracts(1)   Contracts(1)   Options*    Contracts(2)   Contracts(3)      Total
----                 ------------   ------------   ------------   --------    ------------   ------------    -----------
Commodity Strategy#.     $--         $      --     $   714,477    $(40,485)    $(729,534)      $    --      $   (55,542)
Income Explorer.....      --                --              --          --            --        17,067           17,067
Small-Cap...........      --           409,520              --          --            --            --          409,520
                     Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
                     ----------------------------------------------------------------------------------------------------
                       Interest                                                                Foreign
                         Rate          Equity                                                  Exchange
                      Contracts      Contracts             Commodity Contracts                Contracts
                     ------------   ------------   ----------------------------------------  ------------
                                                                                               Foreign
                       Futures        Futures        Futures                      Swap         Exchange
Fund                 Contracts(4)   Contracts(4)   Contracts(4)   Options*    Contracts(5)   Contracts(6)      Total
----                 ------------   ------------   ------------   --------    ------------   ------------    -----------
Commodity Strategy#.     $--         $      --     $(1,537,358)   $ (7,471)    $ (30,625)      $    --      $(1,575,454)
Income Explorer.....      --                --              --          --            --        (1,953)          (1,953)
Small-Cap...........      --          (676,335)             --          --            --            --         (676,335)

--------
*  Includes amounts relating to purchased and written options as follows:

                                                 Change in Unrealized
                     Realized Gain (Loss) on   Appreciation (Depreciation) on
                     Derivatives Recognized in Derivatives Recognized in
                     Statement of Operations   Statement of Operations
                     ------------------------- ------------------------------
                       Commodity Contracts       Commodity Contracts
                     ------------------------- ------------------------------
                       Options      Options      Options         Options
                     Purchased(7)  Written(8)  Purchased(9)    Written(10)
                     ------------  ----------  ------------    -----------
Commodity Strategy#.   $(55,613)    $15,128      $(9,443)        $1,972

--------
Statement of Operations Location:

(1)Net realized gain (loss) on futures contracts
(2)Net realized gain (loss) on swap contracts
(3)Net realized gain (loss) on forward contracts
(4)Change in unrealized appreciation (depreciation) on futures contracts
(5)Change in unrealized appreciation (depreciation) on swap contracts
(6)Change in unrealized appreciation (depreciation) on forward contracts
(7)Net realized gain (loss) on investments
(8)Net realized gain (loss) on written options contracts
(9)Change in unrealized appreciation (depreciation) on investments
(10)Change in unrealized appreciation (depreciation) on written options contracts
#  Consolidated (see Note 2)

   The following table represents the average monthly balances of derivatives held during the period ended October 31, 2018.

                                                Average Amount Outstanding During the Period
                     --------------------------------------------------------------------------------------------------
                                    Foreign    Purchased Call Purchased Put                   Written Call Written Put
                       Futures      Exchange      Options        Options      Total Return       Option       Option
Fund                 Contracts(2) Contracts(2)  Contracts(1)  Contracts(1)  Swap Contracts(1) Contracts(1) Contracts(1)
----                 ------------ ------------ -------------- ------------- ----------------- ------------ ------------
Commodity Strategy#. $40,374,396    $     --      $41,959        $1,445        $16,413,770       $1,478        $131
Income Explorer.....          --     223,485           --            --                 --
Small-Cap...........   3,083,020          --           --            --                 --

--------
(1)Amounts represent values in US dollars.
(2)Amounts represent notional amounts in US dollars.
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)


   The following tables set forth the Funds' derivative assets and liabilities by counterparty, net of amount available for offset under Master Agreements and net of related collateral pledged/(received) as of October 31, 2018. The repurchase agreements held by the Funds as of October 31, 2018 are subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

                                     AIG Commodity Strategy Fund#
                -----------------------------------------------------------------------
                       Derivative Assets(1)              Derivative Liabilities(1)
                ----------------------------------- -----------------------------------
                 Forward                             Forward                                 Net
                 Foreign                             Foreign                             Derivative    Collateral
                Currency             Options        Currency            Options            Assets       Pledged/       Net
Counterparty    Contracts OTC Swaps Purchased Total Contracts OTC Swaps Written  Total  (Liabilities) (Received)(2) Amount(3)
------------    --------- --------- --------- ----- --------- --------- ------- ------- ------------- ------------- ---------
Goldman Sachs
 International.    $--       $--       $--     $--     $--     $36,027    $--   $36,027   $(36,027)        $--      $(36,027)
                ========= ========= ========= ===== ========= ========= ======= ======= ============= ============= =========

--------
(1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
#  Consolidated (see Note 2)

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   As of October 31, 2018, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    5.62%   $2,810,000
Commodity Strategy Subsidiary.    2.18     1,090,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated October 31, 2018, bearing interest at a rate of 2.18% per annum, with a principal amount of $50,000,000, a repurchase price of $50,003,028, and a maturity date of November 1, 2018. The repurchase agreement is collateralized by the following:

                     Interest  Maturity   Principal
Type of Collateral     Rate      Date      Amount       Value
------------------   -------- ---------- ----------- -----------
U.S. Treasury Bonds.   3.13%  08/15/2044 $53,264,000 $51,523,693

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)


   As of October 31 2018, the following Funds held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ---------
Commodity Strategy............    5.60%   $840,000
Commodity Strategy Subsidiary.    2.13     320,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclays Capital, Inc., dated October 31, 2018, bearing interest at a rate of 2.19% per annum, with a principal amount of $15,000,000, a repurchase price of $15,000,913, and a maturity date of November 1, 2018. The repurchase agreement is collateralized by the following:

                     Interest  Maturity   Principal
Type of Collateral     Rate      Date      Amount       Value
------------------   -------- ---------- ----------- -----------
U.S. Treasury Bonds.   3.38%  05/15/2044 $15,074,000 $15,366,724

   As of October 31, 2018, the following Funds held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    5.60%   $2,800,000
Commodity Strategy Subsidiary.    2.14     1,070,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated October 31, 2018, bearing interest at a rate of 2.19% per annum, with a principal amount of $50,000,000, a repurchase price of $50,003,042, and a maturity date of November 1, 2018. The repurchase agreement is collateralized by the following:

                     Interest  Maturity   Principal
Type of Collateral     Rate      Date      Amount       Value
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   2.13%  11/30/2024 $53,263,800 $51,162,010

   As of October 31, 2018, the following Funds held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    5.60%   $2,735,000
Commodity Strategy Subsidiary.    2.14     1,045,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated October 31, 2018, bearing interest at a rate of 2.19% per annum, with a principal amount of $48,835,000, a repurchase price of $48,837,971, and a maturity date of November 1, 2018. The repurchase agreement is collateralized by the following:

                     Interest  Maturity   Principal
Type of Collateral     Rate      Date      Amount       Value
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   1.88%  04/30/2022 $51,690,000 $49,909,776

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)


   As of October 31, 2018, the following Funds held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    5.60%   $2,800,000
Commodity Strategy Subsidiary.    2.14     1,070,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   RBS Securities, Inc., dated October 31, 2018, bearing interest at a rate of 2.18% per annum, with a principal amount of $50,000,000, a repurchase price of $50,003,028, and a maturity date of November 1, 2018. The repurchase agreement is collateralized by the following:

                     Interest  Maturity   Principal
Type of Collateral     Rate      Date      Amount       Value
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   2.88%  05/15/2028 $51,345,000 $51,052,173

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis.

   Interest income is accrued daily from settlement date except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

   Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

   Expenses common to all Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income, if any, are normally paid monthly for the Income Explorer Fund and quarterly for the ESG Dividend Fund. All other Funds pay annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and the net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)


   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 -2017 or expected to be taken in each Funds' 2018 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

   Organization and Offering Costs: Organization costs incurred in connection with the commencement of the ESG Dividend Fund are expensed, while offering costs are reflected as "Deferred offering costs" in the Statement of Assets and Liabilities of the Fund, and amortized over a 12-month period. As of October 31, 2018, the deferred offering costs of the ESG Dividend Fund were fully amortized.

   New Accounting Pronouncements: In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

   In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13 "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 4. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of each Fund, has entered into Investment Advisory and Management Agreements (the "Agreements") with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund's portfolio and administrative

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)

   affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. Pursuant to the Agreements, the Funds pay SunAmerica a management fee at an annual rate based on average daily net assets, which is computed daily and payable monthly, as follows:

Fund                      Percentage
----                      ----------
Commodity Strategy.......    1.00%
ESG Dividend.............    0.75
Focused Alpha Large-Cap..    1.00
Focused Multi-Cap Growth.    1.00
Income Explorer..........    1.00
Small-Cap................    1.00

   The Commodity Strategy Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Commodity Strategy Subsidiary. In consideration of these services, the Commodity Strategy Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Commodity Strategy Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Commodity Strategy Fund in an amount equal to the management fee paid by the Commodity Strategy Subsidiary to SunAmerica (the "Commodity Strategy Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Commodity Strategy Subsidiary is in place. For the year ended October 31, 2018, the amount of advisory fees waived was $78,344.

   Pursuant to the Subadvisory Agreement between SunAmerica and Wellington Management Company LLP ("Wellington") (the "Commodity Strategy Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of the Commodity Strategy Fund to Wellington. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Commodity Strategy Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Commodity Strategy Subsidiary to Wellington. Payments to Wellington for its services are made by SunAmerica, not by the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC ("Marsico") and the Subadvisory Agreement between SunAmerica and Blackrock Investment Management, LLC ("Blackrock"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Large-Cap Fund to Marsico and Blackrock. Each Subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marsico, and the Subadvisory Agreement between SunAmerica and BAMCO, Inc. ("BAMCO"), SunAmerica has delegated portfolio management responsibilities of the Focused Multi-Cap Growth Fund to Marsico and BAMCO. Each subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), SunAmerica has delegated a portion of portfolio management responsibilities of the Income Explorer Fund to Cohen & Steers. Cohen and Steers is paid by SunAmerica and not by the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Cadence Capital Management, LLC ("Cadence"), SunAmerica has delegated a portion of portfolio management responsibilities of the Small-Cap Fund to Cadence. Cadence is paid by SunAmerica and not by the Fund.

   Effective November 19, 2018, pursuant to an Advisory Fee Wavier Agreement with Focused Multi-Cap Growth Fund and Small-Cap Fund, SunAmerica is contractually obligated to waive its advisory fee so that the advisory fee equals 0.90% and 0.85%, respectively, of average daily net assets of each of the Funds.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Class's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual expense fee waivers and expense reimbursements will continue in effect indefinitely, unless terminated by the Trustees, including a majority of the Disinterested Trustees.

Fund                              Percentage
----                              ----------
Commodity Strategy Class A#......    1.72%
Commodity Strategy Class C#......    2.37
Commodity Strategy Class W#......    1.52
ESG Dividend Class A.............    1.25
ESG Dividend Class C.............    1.90
ESG Dividend Class W.............    1.05
Focused Alpha Large-Cap Class A..    1.72
Focused Alpha Large-Cap Class C..    2.37
Focused Alpha Large-Cap Class W..    1.52
Focused Multi-Cap Growth Class A.    1.72
Focused Multi-Cap Growth Class C.    2.37
Focused Multi-Cap Growth Class W.    1.52
Income Explorer Class A..........    1.72
Income Explorer Class C..........    2.37
Income Explorer Class W..........    1.52
Small-Cap Class A................    1.72
Small-Cap Class C................    2.37
Small-Cap Class W................    1.52

--------
#  Consolidated (see Note 2)

   Any contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Subsidiary management fee waivers, are subject to recoupment from the Funds within two years after the occurrence of any such waivers and/or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the year ended October 31, 2018, pursuant to the contractual expense limitations referred above, SunAmerica has waived or reimbursed expenses as follows:

                            Other
                           Expenses
Fund                      Reimbursed
----                      ----------
Commodity Strategy#......  $146,594
ESG Dividend.............   124,777
Focused Alpha Large-Cap..        --
Focused Multi-Cap Growth.        --
Income Explorer..........     8,159
Small-Cap................    22,722

                             Class Specific
                                Expenses
Fund                           Reimbursed
----                         --------------
Commodity Strategy Class A#.    $89,901
Commodity Strategy Class C#.     20,550
Commodity Strategy Class W#.     18,668
ESG Dividend Class A........     58,848
ESG Dividend Class C........      9,338
ESG Dividend Class W........     15,719

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)

                                  Class Specific
                                     Expenses
Fund                                Reimbursed
----                              --------------
Focused Alpha Large-Cap Class A..    $    --
Focused Alpha Large-Cap Class C..         --
Focused Alpha Large-Cap Class W..      3,398
Focused Multi-Cap Growth Class A.         --
Focused Multi-Cap Growth Class C.         --
Focused Multi-Cap Growth Class W.         --
Income Explorer Class A..........     94,645
Income Explorer Class C..........     26,340
Income Explorer Class W..........     28,900
Small-Cap Class A................     98,881
Small-Cap Class C................     18,191
Small-Cap Class W................     41,848

--------
#  Consolidated (see Note 2)

   For the year ended October 31, 2018, the amounts recouped by SunAmerica are as follows:

                                     Class Specific
                                        Expenses
Fund                                    Recouped
----                                 --------------
Focused Alpha Large-Cap Class W.....     $3,960
Small-Cap Class C...................        143
Small-Cap Class W...................      2,721

   At October 31, 2018, expenses previously waived and/or reimbursed by SunAmerica that are subject to recoupment and expire during the time periods indicated are as follows:

                           Other Expenses Reimbursed
                           -------------------------
                           October 31,  October 31,
Fund                          2019         2020
----                       -----------  -----------
Commodity Strategy#.......  $162,994     $146,594
ESG Dividend..............   189,689      124,777
Income Explorer...........    32,449        8,159
Small-Cap.................    13,643       22,722

                                   Class Specific Expenses Reimbursed
                                   ----------------------------------
                                   October 31,       October 31,
Fund                                  2019              2020
----                               -----------       -----------
Commodity Strategy Class A#.......  $106,001           $89,901
Commodity Strategy Class C#.......    19,833            20,550
Commodity Strategy Class W#.......    16,039            18,668
ESG Dividend Class A..............    32,616            58,848
ESG Dividend Class C..............     2,285             9,338
ESG Dividend Class W..............     3,986            15,719
Focused Alpha Large-Cap Class A...        --                --
Focused Alpha Large-Cap Class C...        --                --
Focused Alpha Large-Cap Class W...     2,075             3,398
Focused Multi-Cap Growth Class A..        --                --
Focused Multi-Cap Growth Class C..        --                --
Focused Multi-Cap Growth Class W..        --                --
Income Explorer Class A...........    79,698            94,645
Income Explorer Class C...........    19,631            26,340
Income Explorer Class W...........    13,942            28,900
Small-Cap Class A.................   121,298            98,881
Small-Cap Class C.................    12,792            18,191
Small-Cap Class W.................    18,118            41,848

--------
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)


   The following changes to expense caps became effective for the ESG Dividend Fund, Focused Multi-Cap Growth Fund and Small-Cap Fund on November 19, 2018:

                                         Percentage
                                         ----------
ESG Dividend Class A....................    1.13%
ESG Dividend Class C....................    1.78%
ESG Dividend Class W....................    0.93%
Focused Multi-Cap Growth Class A........    1.13%
Focused Multi-Cap Growth Class C........    1.78%
Focused Multi-Cap Growth Class W........    0.93%
Small-Cap Class A.......................    1.25%
Small-Cap Class C.......................    1.90%
Small-Cap Class W.......................    1.05%

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. For the year ended October 31, 2018, ACS waived fees in the amount of $11,184 for the Class A shares of ESG Dividend Fund. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. The Distributor does not receive or retain any distribution and/or a account maintenance fees for any shares when the shareholder does not have a broker of record. For the year ended October 31, 2018, ACS received fees based upon the aforementioned rates (see Statement of Operations).

   The Trust, on behalf of each fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the year ended October 31, 2018, ACS earned fees based upon the aforementioned rates (see Statement of Operations).

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and nonaffiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. ACS has advised the Funds that for the year ended October 31, 2018, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                Class A                           Class C
                          ---------------------------------------------------- -------------
                                                                  Contingent    Contingent
                           Sales     Affiliated   Non-affiliated   Deferred      Deferred
Fund                      Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges
----                      -------- -------------- -------------- ------------- -------------
Commodity Strategy....... $  3,176    $  1,310       $  1,414       $    2        $  215
ESG Dividend.............   23,087      11,548          7,611           --            --
Focused Alpha Large-Cap..  368,831      62,473        249,351          997         2,897
Focused Multi-Cap Growth.  987,882     241,388        590,830        1,715         4,903
Income Explorer..........   46,602      10,231         28,244           --           945
Small-Cap................  114,720       8,891         86,829        1,188           308

   The Trust has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, DST Asset

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)

   Manager Solutions, Inc. ("DST"), in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to AFS for services rendered based upon an annual rate of 0.22% of daily net assets. For the year ended October 31, 2018, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate AFS pursuant to the terms of the Service Agreement.

                                                Payable at
Fund                               Expenses  October 31, 2018
----                              ---------- ----------------
Commodity Strategy Class A....... $   76,968     $  6,349
Commodity Strategy Class C.......      5,091          371
Commodity Strategy Class W.......      4,467          368
ESG Dividend Class A.............     54,084        4,320
ESG Dividend Class C.............        850           72
ESG Dividend Class W.............      3,765          468
Focused Alpha Large-Cap Class A..  1,239,468      109,887
Focused Alpha Large-Cap Class C..    153,614        6,843
Focused Alpha Large-Cap Class W..     39,505        3,872
Focused Multi-Cap Growth Class A.  1,099,085       94,831
Focused Multi-Cap Growth Class C.    174,711       13,099
Focused Multi-Cap Growth Class W.    136,968       14,530
Income Explorer Class A..........     83,958        8,452
Income Explorer Class C..........     11,527          869
Income Explorer Class W..........     14,245        1,213
Small-Cap Class A................    115,869        9,756
Small-Cap Class C................      5,569          593
Small-Cap Class W................     26,769        3,183

   At October 31, 2018, SunAmerica Series, Inc. AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund ("Strategy Funds"), affiliates of the Adviser owned 5% or more of the outstanding shares of the following Funds:

                                Holder
                    ------------------------------
                      AIG Active    AIG Multi-Asset
Fund                Allocation Fund Allocation Fund
----                --------------- ---------------
Commodity Strategy.      10.89%          63.53%
ESG Dividend.......      16.11           67.84
Income Explorer....       9.63           42.32
Small-Cap..........      12.32           38.39

   The Strategy Portfolios do not invest in the underlying funds for the purpose of exercising management or control; however, investments by these Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

   On August 6, 2018, the ESG Dividend Fund purchased shares of Keurig Dr. Pepper ("KDP") as a substitution for another security. This purchase caused the Fund to exceed the industry-related cap that is applied during the selection process. The Fund sold KDP on September 18, 2018, at a loss of $10,987, and purchased AbbVie ("ABBV") as a replacement security. The Fund subsequently determined that Nielsen Holdings PLC ("Nielsen Holdings") should have been purchased as the replacement security and, on October 4, 2018, the Fund sold ABBV at a loss of $3,621 and purchased Nielsen Holdings. The price increase of Nielsen Holdings from August 6, 2018 to October 4, 2018 resulted in a loss to the Fund in the amount of $150,670. In October 2018, SunAmerica reimbursed the Fund in the amount of $165,278 for these losses.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)


Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended October 31, 2018 were as follows:

                             Purchases         Sales
                           of portfolio    of portfolio
                            securities      securities    Purchases    Sales
                          (excluding U.S. (excluding U.S.  of U.S.    of U.S.
                            government      government    government government
Fund                        securities      securities    securities securities
----                      --------------- --------------- ---------- ----------
Commodity Strategy.......  $     33,189    $    123,452              $1,000,000
ESG Dividend.............    15,077,526      15,520,057       --             --
Focused Alpha Large-Cap..   419,836,839     495,360,033       --             --
Focused Multi-Cap Growth.   576,182,966     600,333,029       --             --
Income Explorer..........    39,560,945      24,956,362       --             --
Small-Cap................    44,918,208      40,046,896       --             --

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily due to taxable income from a wholly-owned foreign subsidiary, amortization of organizational costs, late year ordinary loss deferral, partnership investments, investments in passive foreign investment companies, wash sales and derivative transactions.

                                  Distributable Earnings              Tax Distributions
                          --------------------------------------  -------------------------
                                         For the year ended October 31, 2018
                          -----------------------------------------------------------------
                                     Long-term      Unrealized
                          Ordinary Gains/Capital   Appreciation    Ordinary     Long-Term
Fund                       Income  Loss Carryover (Depreciation)*   Income    Capital Gains
----                      -------- -------------- --------------- ----------- -------------
Commodity Strategy#...... $ 25,673  $(83,767,850)  $ (9,547,972)  $    67,054  $        --
ESG Dividend.............  347,779     1,650,859       (381,035)      981,131           --
Focused Alpha Large-Cap..       --   104,668,821    113,918,006    13,732,012   40,937,135
Focused Multi-Cap Growth.       --   122,154,351    134,201,686            --   49,277,386
Income Explorer..........  105,789       416,587     (3,518,231)    2,147,476       33,238
Small-Cap................  273,336     5,967,938      6,204,906     1,857,529    3,935,160

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
#  Consolidated (see Note 2)

                             Tax Distributions
                             For the year ended
                              October 31, 2017
                          ------------------------
                           Ordinary    Long-Term
Fund                        Income   Capital Gains
----                      ---------- -------------
Commodity Strategy....... $       --  $       --
ESG Dividend.............         --          --
Focused Alpha Large-Cap..         --          --
Focused Multi-Cap Growth.         --   7,760,491
Income Explorer..........  1,216,609          --
Small-Cap................         --   1,432,026

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)

   As of October 31, 2018, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

                                 Unlimited
                          -----------------------
Fund                          ST          LT
----                      ----------- -----------
Commodity Strategy#...... $51,868,138 $31,899,712
ESG Dividend.............          --          --
Focused Alpha Large-Cap..          --          --
Focused Multi-Cap Growth.          --          --
Income Explorer..........          --          --
Small-Cap................          --          --

   For the period ended October 31, 2018 AIG Commodity Strategy portfolio utilized $2 of capital loss carryforward.

   Under the current tax law, late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended October 31, 2018 the Funds elected to defer late year ordinary losses as follows:

                          Deferred Late Year
Fund                        Ordinary Loss
----                      ------------------
Commodity Strategy#......     $       --
ESG Dividend.............             --
Focused Alpha Large-Cap..      1,712,093
Focused Multi-Cap Growth.      6,213,774
Income Explorer..........             --
Small-Cap................             --

--------
#  Consolidated (see Note 2)

   For the period ended October 31, 2018, the reclassifications arising from book/tax differences resulted in increases (decreases) that were due to deconsolidation adjustments of the wholly owned foreign subsidiaries, derivative transactions, net investment losses, expiration of capital loss carryovers, wash sales, treatment of foreign currency, and nondeductible expenses to the components of net assets as follows:

                           Accumulated      Accumulated
                          Undistributed  Undistributed Net
                          Net Investment   Realized Gain
Fund                      Income (Loss)       (Loss)       Capital Paid-in
----                      -------------- ----------------- ---------------
Commodity Strategy.......   $   91,739      $    62,844      $  (154,583)
ESG Dividend.............        5,674           (5,674)              --
Focused Alpha Large-Cap..       (2,018)           2,018               --
Focused Multi-Cap Growth.    4,463,820       (2,138,424)      (2,325,396)
Income Explorer..........       72,499          (72,499)              --
Small-Cap................      655,396         (655,396)              --

   At October 31, 2018, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements and derivatives, were as follows:

                                                         Net
                           Aggregate    Aggregate     Unrealized
                           Unrealized   Unrealized      Gain/        Cost of
Fund                          Gain         Loss         (Loss)     Investments
----                      ------------ ------------  ------------  ------------
Commodity Strategy#...... $  5,145,681 $(13,336,333) $ (8,190,652) $ 44,774,959
ESG Dividend.............    2,318,120   (2,699,155)     (381,035)   26,110,762
Focused Alpha Large-Cap..  124,208,677  (10,290,671)  113,918,006   489,768,064
Focused Multi-Cap Growth.  147,767,039  (13,565,353)  134,201,686   449,831,023
Income Explorer..........      221,265   (3,739,496)   (3,518,231)   57,379,188
Small-Cap................   11,577,490   (5,372,584)    6,204,906    63,451,262

--------
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)


   On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                                               Commodity Strategy Fund#
                            ----------------------------------------------------------------------------------------------
                                     Class A                 Class A                Class C                   Class C
                            ------------------------  ---------------------  ---------------------    ----------------------
                                     For the                 For the                For the                   For the
                                   year ended               year ended             year ended               year ended
                                October 31, 2018         October 31, 2017       October 31, 2018         October 31, 2017
                            ------------------------  ---------------------  ---------------------    ----------------------
                              Shares       Amount      Shares      Amount     Shares        Amount     Shares        Amount
                            ----------  ------------  --------  -----------  --------    -----------  --------    ------------
Shares sold................  1,619,670  $ 11,880,945   798,053  $ 5,527,159     9,163    $    63,895    21,234    $    146,454
Reinvested shares..........      8,624        59,854        --           --        --             --        --              --
Shares redeemed............ (1,799,912)  (13,083,452) (864,608)  (6,104,961)  (92,784)      (640,264) (127,255)       (865,569)
                            ----------  ------------  --------  -----------  --------    -----------  --------    ------------
Net increase (decrease) in
 shares outstanding before
 automatic conversion......   (171,618)   (1,142,653)       --           --   (83,621)      (576,369)       --              --
Shares issued/(reacquired)
 upon automatic
 conversion................     25,904       186,179        --           --   (26,994)      (186,179)       --              --
                            ----------  ------------  --------  -----------  --------    -----------  --------    ------------
Net increase (decrease)....   (145,714) $   (956,474)  (66,555) $  (577,802) (110,615)   $  (762,548) (106,021)   $   (719,115)
                            ==========  ============  ========  ===========  ========    ===========  ========    ============

                                        Commodity Strategy Fund#
                            -----------------------------------------------
                                     Class W                 Class W
                            ------------------------  ---------------------
                                     For the                 For the
                                   year ended               year ended
                                October 31, 2018         October 31, 2017
                            ------------------------  ---------------------
                              Shares       Amount      Shares      Amount
                            ----------  ------------  --------  -----------
Shares sold................    155,952  $  1,145,736    58,362  $   421,222
Reinvested shares..........        752         5,282        --           --
Shares redeemed............   (115,167)     (830,352) (103,302)    (740,341)
                            ----------  ------------  --------  -----------
Net increase (decrease)....     41,537  $    320,666   (44,940) $  (319,119)
                            ==========  ============  ========  ===========

--------
#  Consolidated (see Note 2)

                                                        ESG Dividend Fund
                         ----------------------------------------------------------------------------------------
                                 Class A                 Class A              Class C          Class C
                         ----------------------  ----------------------   --------------   ------------------------
                                 For the             For the period           For the      For the period
                               year ended          December 16, 2016*       year ended     December 16, 2016*
                            October 31, 2018     through October 31, 2017 October 31, 2018 through October 31, 2017
                         ----------------------  ----------------------   --------------   ------------------------
                          Shares      Amount       Shares       Amount    Shares   Amount  Shares       Amount
                         --------  ------------  ---------   -----------  ------  -------  ------        --------
Shares sold.............   68,182  $  1,095,499  1,749,813   $26,182,337    891   $14,266  23,220      $348,420
Reinvested shares.......   57,756       925,918         --            --    626    10,032      --            --
Shares redeemed......... (254,921)   (4,118,199)  (174,493)   (2,695,435)  (542)   (8,876)     --            --
                         --------  ------------  ---------   -----------   ----   -------    ------      --------
Net increase (decrease). (128,983) $(2,096,782)  1,575,320   $23,486,902    975   $15,422  23,220      $348,420
                         ========  ============  =========   ===========   ====   =======    ======      ========

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)

                                          ESG Dividend Fund
                         --------------------------------------------------
                                  Class W                   Class W
                         ------------------------  ------------------------
                                  For the               For the period
                                year ended            December 16, 2016*
                             October 31, 2018      through October 31, 2017
                         ------------------------  ------------------------
                           Shares       Amount       Shares       Amount
                         ----------  ------------  ----------  ------------
Shares sold.............    143,398  $  2,304,995      22,200  $    333,000
Reinvested shares.......      2,754        44,202          --            --
Shares redeemed.........    (11,129)     (181,843)         --            --
                         ----------  ------------  ----------  ------------
Net increase
 (decrease).............    135,023  $  2,167,354      22,200  $    333,000
                         ==========  ============  ==========  ============

                                                             Focused Alpha Large-Cap Fund
                         ------------------------------------------------------------------------------
                                  Class A                   Class A                   Class C
                         ------------------------  ------------------------  ------------------------
                                  For the                   For the                   For the
                                year ended                year ended                year ended
                             October 31, 2018          October 31, 2017          October 31, 2018
                         ------------------------  ------------------------  ------------------------
                           Shares       Amount       Shares       Amount       Shares        Amount
                         ----------  ------------  ----------  ------------  ----------   ------------
Shares sold.............  2,397,357  $ 72,821,938     680,493  $ 19,302,610     197,254   $  5,928,549
Reinvested shares.......  1,354,077    40,527,524          --            --     354,695     10,137,186
Shares redeemed......... (2,390,171)  (75,811,620) (2,263,757)  (62,692,386) (2,173,937)   (62,389,813)
                         ----------  ------------  ----------  ------------  ----------   ------------
Net increase (decrease)
 in shares outstanding
 before automatic
 conversion.............  1,361,263    37,537,842          --            --  (1,621,988)   (46,324,078)
Shares
 issued/(reacquired)
 upon automatic
 conversion.............    996,516    31,069,723          --            --  (1,045,543)   (31,069,723)
                         ----------  ------------  ----------  ------------  ----------   ------------
Net increase
 (decrease).............  2,357,779  $ 68,607,565  (1,583,264) $(43,389,776) (2,667,531)  $(77,393,801)
                         ==========  ============  ==========  ============  ==========   ============

                                    Focused Alpha Large-Cap Fund
                         --------------------------------------------------
                                  Class W                   Class W
                         ------------------------  ------------------------
                                  For the                   For the
                                year ended                year ended
                             October 31, 2018          October 31, 2017
                         ------------------------  ------------------------
                           Shares       Amount       Shares       Amount
                         ----------  ------------  ----------  ------------
Shares sold.............    386,088  $ 12,455,918     518,493  $ 15,170,238
Reinvested shares.......     31,057       941,329          --            --
Shares redeemed.........   (257,008)   (8,197,909)   (392,738)  (11,779,029)
                         ----------  ------------  ----------  ------------
Net increase
 (decrease).............    160,137  $  5,199,338     125,755  $  3,391,209
                         ==========  ============  ==========  ============










Shares sold.............
Reinvested shares.......
Shares redeemed.........

Net increase
 (decrease).............



                         ----------------------
                                 Class C
                         ----------------------
                                 For the
                               year ended
                            October 31, 2017
                         ----------------------
                          Shares         Amount
                         ---------    ------------
Shares sold.............  126,659     $  3,346,850
Reinvested shares.......       --               --
Shares redeemed......... (914,267)     (24,137,139)
                         --------     ------------
Net increase (decrease)
 in shares outstanding
 before automatic
 conversion.............       --               --
Shares
 issued/(reacquired)
 upon automatic
 conversion.............       --               --
                         --------     ------------
Net increase
 (decrease)............. (787,608)    $(20,790,289)
                         ========     ============











Shares sold.............
Reinvested shares.......
Shares redeemed.........

Net increase
 (decrease).............

--------
*  Commencement of operations

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)


                                                                Focused Multi-Cap Growth Fund
                            -----------------------------------------------------------------------------
                                     Class A                   Class A                   Class C
                            ------------------------  ------------------------  ------------------------
                                     For the                   For the                   For the
                                   year ended                year ended                year ended
                                October 31, 2018          October 31, 2017          October 31, 2018
                            ------------------------  ------------------------  ------------------------
                              Shares       Amount       Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------  ----------  ------------
Shares sold................  2,711,467  $ 86,165,054   1,149,529  $ 31,579,237     714,635  $ 21,892,758
Reinvested shares..........  1,188,572    34,884,590     235,190     5,564,598     261,228     7,301,311
Shares redeemed............ (2,720,684)  (85,784,825) (2,502,152)  (65,479,951) (1,117,708)  (33,215,494)
                            ----------  ------------  ----------  ------------  ----------  ------------
Net increase
 (decrease) in shares
 outstanding before
 automatic conversion......  1,179,355    35,264,819          --            --    (141,845)   (4,021,425)
Shares
 issued/(reacquired)
 upon automatic
 conversion................    472,031    15,105,961          --            --    (496,621)  (15,105,961)
                            ----------  ------------  ----------  ------------  ----------  ------------
Net increase
 (decrease)................  1,651,386  $ 50,370,780  (1,117,433) $(28,336,116)   (638,466) $(19,127,386)
                            ==========  ============  ==========  ============  ==========  ============

                                       Focused Multi-Cap Growth Fund
                            --------------------------------------------------
                                     Class W                   Class W
                            ------------------------  ------------------------
                                     For the                   For the
                                   year ended                year ended
                                October 31, 2018          October 31, 2017
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
Shares sold................  1,821,788  $ 59,225,727     761,790  $ 21,457,555
Reinvested shares..........     92,850     2,762,282      13,418       320,814
Shares redeemed............   (860,667)  (27,340,408)   (608,199)  (15,915,170)
                            ----------  ------------  ----------  ------------
Net increase
 (decrease)................  1,053,971  $ 34,647,601     167,009  $  5,863,199
                            ==========  ============  ==========  ============

                                                                    Income Explorer Fund
                            -----------------------------------------------------------------------------
                                     Class A                   Class A                   Class C
                            ------------------------  ------------------------  ------------------------
                                     For the                   For the                   For the
                                   year ended                year ended                year ended
                                October 31, 2018          October 31, 2017          October 31, 2018
                            ------------------------  ------------------------  ------------------------
                              Shares       Amount       Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------  ----------  ------------
Shares sold................  1,762,469  $ 27,485,149   1,003,506  $ 15,384,847     105,523  $  1,665,122
Reinvested shares..........    108,056     1,674,221      64,190       980,769      11,735       182,186
Shares redeemed............   (856,460)  (13,378,396)   (598,076)   (9,090,962)   (106,259)   (1,639,799)
                            ----------  ------------  ----------  ------------  ----------  ------------
Net increase
 (decrease) in shares
 outstanding before
 automatic conversion......  1,014,065    15,780,974          --            --      10,999       207,509

 Shares issued/(reacquired)
 upon automatic
 conversion................     25,853       406,919          --            --     (25,918)     (406,919)
                            ----------  ------------  ----------  ------------  ----------  ------------
Net
 increase (decrease).......  1,039,918  $ 16,187,893     469,620  $  7,274,654     (14,919) $   (199,410)
                            ==========  ============  ==========  ============  ==========  ============

                            -----------------------
                                    Class C
                            ----------------------
                                    For the
                                  year ended
                               October 31, 2017
                            ----------------------
                             Shares         Amount
                            ---------    ------------
Shares sold................  285,454     $  7,249,635
Reinvested shares..........   53,273        1,213,029
Shares redeemed............ (928,163)     (23,644,057)
                            --------     ------------
Net increase
 (decrease) in shares
 outstanding before
 automatic conversion......       --               --
Shares
 issued/(reacquired)
 upon automatic
 conversion................       --               --
                            --------     ------------
Net increase
 (decrease)................ (589,436)    $(15,181,393)
                            ========     ============











Shares sold................
Reinvested shares..........
Shares redeemed............

Net increase
 (decrease)................



                            -----------------------
                                    Class C
                            ----------------------
                                    For the
                                  year ended
                               October 31, 2017
                            ----------------------
                             Shares         Amount
                            ---------    ------------
Shares sold................  177,564     $  2,734,798
Reinvested shares..........    8,247          125,782
Shares redeemed............ (100,354)      (1,560,643)
                            --------     ------------
Net increase
 (decrease) in shares
 outstanding before
 automatic conversion......       --               --

 Shares issued/(reacquired)
 upon automatic
 conversion................       --               --
                            --------     ------------
Net
 increase (decrease).......   85,457     $  1,299,937
                            ========     ============

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)

                                         Income Explorer Fund
                            ----------------------------------------------
                                    Class W                 Class W
                            ----------------------  ----------------------
                                    For the                 For the
                                  year ended              year ended
                               October 31, 2018        October 31, 2017
                            ----------------------  ----------------------
                             Shares      Amount      Shares      Amount
                            --------  ------------  --------  ------------
Shares sold................  283,191  $  4,420,873   486,896  $  7,654,707
Reinvested shares..........   19,404       301,743     5,667        88,419
Shares redeemed............ (378,226)   (5,959,900)  (25,994)     (411,508)
                            --------  ------------  --------  ------------
Net increase
 (decrease)................  (75,631) $ (1,237,284)  466,569  $  7,331,618
                            ========  ============  ========  ============

                                                                   Small-Cap Fund
                            --------------------------------------------------------------------------------------------
                                    Class A                 Class A               Class C                    Class C
                            ----------------------  ----------------------  -------------------      -----------------------
                                    For the                 For the               For the                    For the
                                  year ended              year ended             year ended                 year ended
                               October 31, 2018        October 31, 2017       October 31, 2018           October 31, 2017
                            ----------------------  ----------------------  -------------------      -----------------------
                             Shares      Amount      Shares      Amount      Shares      Amount        Shares         Amount
                            --------  ------------  --------  ------------  -------    ----------    ----------    -----------
Shares sold................  574,499  $ 11,192,104   290,584  $  5,244,799  100,301    $1,942,803        53,327    $   950,781
Reinvested shares..........  258,775     4,720,058    78,873     1,384,213   11,540       204,147         1,667         28,657
Shares redeemed............ (571,045)  (11,339,452) (700,332)  (12,743,109) (34,652)     (658,404)       (9,225)      (165,173)
                            --------  ------------  --------  ------------  -------    ----------    ----------    -----------
Net increase
 (decrease) in shares
 outstanding before
 automatic conversion......  262,229     4,572,710        --            --   77,189     1,488,546            --             --

 Shares issued/(reacquired)
 upon automatic
 conversion................    6,468       122,891        --            --   (6,677)     (122,891)           --             --
                            --------  ------------  --------  ------------  -------    ----------    ----------    -----------
Net increase
 (decrease)................  268,697  $  4,695,601  (330,875) $ (6,114,097)  70,512    $1,365,655        45,769    $   814,265
                            ========  ============  ========  ============  =======    ==========    ==========    ===========

                                            Small-Cap Fund
                            ----------------------------------------------
                                    Class W                 Class W
                            ----------------------  ----------------------
                                    For the                 For the
                                  year ended              year ended
                               October 31, 2018        October 31, 2017
                            ----------------------  ----------------------
                             Shares      Amount      Shares      Amount
                            --------  ------------  --------  ------------
Shares sold................  634,428  $ 12,521,968   413,473  $  7,614,236
Reinvested shares..........   44,203       812,888       789        13,932
Shares redeemed............ (207,190)   (4,097,869)  (33,586)     (629,357)
                            --------  ------------  --------  ------------
Net increase
 (decrease)................  471,441  $  9,236,987   380,676  $  6,998,811
                            ========  ============  ========  ============

Note 8. Line of Credit

   The Trust, along with certain other funds managed by the Adviser and exclusive of the Commodity Strategy Fund, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The Commodity Strategy Fund has access to a $10 million committed secured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2018 -- (continued)

   daily unused portion of the committed line of credit and an upfront fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the year ended October 31, 2018, the following Funds had borrowings:

                                                Average   Weighted
                             Days     Interest    Debt    Average
Fund                      Outstanding Charges   Utilized  Interest
----                      ----------- -------- ---------- --------
Focused Alpha Large-Cap..     50       $2,083  $  515,274   3.01%
Focused Multi-Cap Growth.     11        2,065   2,404,435   2.81
Income Explorer..........     26          349     156,915   3.07

   At October 31, 2018, none of the Funds had outstanding borrowings.

Note 9. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the year ended October 31, 2018, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 10. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

   For the year ended October 31, 2018, none of the Funds participated in this program.

Note 11. Investment Concentration

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Commodity Strategy Funds' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

   The Commodity Strategy Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Note 12. Security Transactions with Affiliated Portfolios

   The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended October 31, 2018, the following Fund engaged in security transactions with affiliated Funds:

                                     Proceeds
                           Cost of     from     Realized
Fund                      Purchases   Sales    Gain(Loss)
----                      --------- ---------- ----------
Focused Multi-Cap Growth.    $--    $2,681,518 $(565,640)

        SunAmerica Specialty Series
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Specialty Series and Shareholders of each of the six funds listed in the table below

Opinions on the Financial Statements

We have audited the financial statements and financial highlights of each of the funds listed in the table below (constituting SunAmerica Specialty Series, hereafter collectively referred to as the "Funds") as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

                         SunAmerica Specialty Series
                     -------------------------------------
                     AIG Commodity Strategy Fund(1)
                     -------------------------------------
                     AIG ESG Dividend Fund(2)
                     -------------------------------------
                     AIG Focused Alpha Large-Cap Fund(3)
                     -------------------------------------
                     AIG Focused Multi-Cap Growth Fund(3)
                     -------------------------------------
                     AIG Income Explorer Fund(3)
                     -------------------------------------
                     AIG Small-Cap Fund(4)

--------
(1)The consolidated statement of assets and liabilities, including the consolidated portfolio of investments, as of October 31, 2018, the related consolidated statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018
(2)The statement of assets and liabilities, including the portfolio of investments, as of October 31, 2018, the related statement of operations for the year then ended and the statement of changes in net assets, including the related notes, for the year ended October 31, 2018 and for the period from December 16, 2016 (commencement of operations) through October 31, 2017 and the financial highlights for each of the periods indicated therein
(3)The statements of assets and liabilities, including the portfolios of investments, as of October 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018
(4)The statement of assets and liabilities, including the portfolio of investments, as of October 31, 2018, the related statement of operations for the year then ended and the statement of changes in net assets, including the notes, for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the periods indicated therein

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
December 21, 2018

We have served as the auditor of one or more investment companies in the AIG Funds family of funds since 1984.

        SunAmerica Specialty Series
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS -- October 31, 2018 -- (unaudited)

Approval of the Investment Advisory and Management Agreements and Subadvisory Agreements

The Board of Trustees (the "Board," the members of which are referred to as "Trustees") of SunAmerica Specialty Series (the "Trust"), including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), of the Trust or its separate series (each, a "Fund," and collectively, the "Funds"), SunAmerica Asset Management, LLC ("SunAmerica"), Wellington Management Company LLP ("Wellington"), BAMCO, Inc. ("BAMCO"), Marsico Capital Management LLC ("Marsico"), BlackRock Investment Management LLC ("BlackRock"), Cohen and Steers Capital Management, Inc. ("Cohen and Steers"), Cadence Capital Management, LLC ("Cadence" and together with Wellington, BAMCO, Marsico, BlackRock and Cohen and Steers, the "Subadvisers"), approved the continuation of the Investment Advisory and Management Agreements between the Trust, on behalf of each of the Funds and SunAmerica (the "Advisory Agreements"), each for a one-year period ending June 30, 2019 at an in-person meeting held on June 5-6, 2018 (the "Meeting"). The Trust currently consists of the following seven separate Funds: the AIG Global Trends Fund (the "Global Trends Fund"), the AIG Commodity Strategy Fund (the "Commodity Strategy Fund"), the AIG Focused Multi-Cap Growth Fund (the "Multi-Cap Growth Fund"), the AIG Focused Alpha Large-Cap Fund (the "Alpha Large-Cap Fund"), the AIG Income Explorer Fund (the "Income Explorer Fund"), the AIG Small-Cap Fund (the "Small-Cap Fund"), and the AIG ESG Dividend Fund (the "ESG Dividend Fund").

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Global Trends Fund and Commodity Strategy Fund, the Subadvisory Agreement between SunAmerica and Marsico with respect to each of the Multi-Cap Growth Fund and Alpha Large-Cap Fund, the Subadvisory Agreement between SunAmerica and BAMCO with respect to the Multi-Cap Growth Fund, the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Alpha Large-Cap Fund, the Subadvisory Agreement between SunAmerica and Cohen and Steers with respect to the Income Explorer Fund, and the Subadvisory Agreement between SunAmerica and Cadence with respect to the Small-Cap Fund each for a one-year period ending June 30, 2019 (the "Subadvisory Agreements," and together with the Advisory Agreements, the "Agreements").

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreements and Subadvisory Agreements. These materials included, among other things: (a) a summary of the services provided to the Funds by SunAmerica and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information on SunAmerica's and the Subadvisers' risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Advisory Agreements and Subadvisory Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers. The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal, and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Funds pursuant to the Advisory Agreements.

        SunAmerica Specialty Series
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS -- October 31, 2018 -- (unaudited) (continued)


In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreements; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreements were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2018, SunAmerica managed, advised and/or administered approximately $89.5 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Funds. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Funds.

The Board also considered the nature, extent and quality of services provided by each Subadviser to the applicable Funds. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Funds and other key personnel of the Subadvisers, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with each Subadviser, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the applicable Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser's code of ethics and risk management processes. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also reviewed each Subadviser's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers in effectively serving as subadvisers to the Funds. The Board concluded that the nature and extent of services provided by the Subadvisers under the Subadvisory Agreements were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance. The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Funds. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer universe ("Peer Universe") and/or peer group ("Peer Group") as independently determined by Broadridge and to an appropriate index or combination of indices. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Groups and Peer Universes.

The Board noted that performance information was for the periods ended
March 31, 2018. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

Commodity Strategy Fund. The Board considered that the Fund's performance was below the medians of its Peer Group and Peer Universe for the one-year period. The Board also considered that the Fund underperformed its Broadridge Index for the one-year period. The Board noted management's discussion of the Fund's performance and the fact that Wellington Management had begun managing the Fund as of September 2015 under the Fund's new name and investment strategies. The Board concluded that the Fund's performance was being appropriately monitored.

        SunAmerica Specialty Series
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS -- October 31, 2018 -- (unaudited) (continued)


ESG Dividend Fund. The Board considered that the Fund's performance was below the medians of its Peer Group and Peer Universe for the one-year period. The Board also noted that the Fund underperformed its Broadridge Index for the one-year period. The Board noted management's discussion of the Fund's performance and concluded that the Fund's performance was satisfactory in view of its limited performance history and that the Fund's performance was being appropriately monitored.

Global Trends Fund. The Board considered that the Fund's performance was below the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its Broadridge Index for the one-, three- and five-year periods. The Board noted that management was recommending the liquidation of this Fund.

Multi-Cap Growth Fund. The Board considered that the Fund's performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its Broadridge Index for the one-, three- and five-year periods. The Board concluded that the Fund's performance was satisfactory.

Alpha Large-Cap Fund. The Board considered that the Fund's performance was above the medians of its Peer Group and Peer Universe for the one-year period, and below the medians of its Peer Group and Peer Universe for the three- and five-year periods. The Board further noted that the Fund outperformed its Broadridge Index for the one-year period and underperformed its Broadridge Index for the three- and five-year periods. The Board noted management's discussion of the Fund's performance and concluded that the Fund's performance was satisfactory.

Income Explorer Fund. The Board noted that the Fund's performance was above the medians of its Peer Group and Peer Universe for the one- and three-year periods. The Board further noted that the Fund underperformed its Broadridge Index for the one-year period and outperformed its Broadridge Index for the three-year period. The Board concluded that the Fund's performance was satisfactory.

Small-Cap Fund. The Board noted that the Fund's performance was above the medians of its Peer Group and Peer Universe for the one- and three-year periods. The Board further noted that the Fund outperformed its Broadridge Index for the one- and three-year periods. The Board concluded that the Fund's performance was satisfactory.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica and the Subadvisers and their Affiliates from the Relationship with the Funds. The Board, including the Independent Trustees, received and reviewed information regarding the fees paid by the Funds to SunAmerica pursuant to the Advisory Agreements and the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to the Funds, as applicable. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in the applicable Peer Groups and Peer Universes may appear lower on a relative basis. The Board also considered the various expense components of the Funds and compared each Fund's net expense ratio (taking into account the contractual fee caps) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board noted, however, that the mutual funds identified as similar to the Funds are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with a peer groups consisting of funds underlying variable insurance products.

        SunAmerica Specialty Series
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS -- October 31, 2018 -- (unaudited) (continued)


The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Broadridge. The report showed comparative fee information of each Fund's Peer Group and/or Peer Universe that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group and/or Peer Universe information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fees and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

The Board also considered fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Funds for which they serve as adviser or subadviser, as applicable. The Board observed that the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the Commodity Strategy Fund, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Fund. The Board then noted that the subadvisory fees paid by SunAmerica to the Subadvisers were reasonable as compared to fees the applicable Subadvisers receive for other comparable accounts for which they serve as adviser or subadviser.

Commodity Strategy Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

ESG Dividend Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were equal to the median of its Peer Group and above the median of its Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

Global Trends Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted management's discussion regarding the Fund's expenses and also noted management's recommendation to liquidate the Fund.

Multi-Cap Growth Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

Alpha Large-Cap Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

Income Explorer Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

Small-Cap Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

Profitability. The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from their relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

        SunAmerica Specialty Series
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS -- October 31, 2018 -- (unaudited) (continued)


The Board considered the profitability of SunAmerica under the Advisory Agreements, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreements and Administrative and Shareholder Services Agreement. Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements and/or other information from the Subadvisers and their affiliates and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the AIG fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of each class of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreements, including whether the implementation of breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements with respect to certain of the Funds included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers' management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreements and concluded that the management fee structure, including the amount of management fees retained by SunAmerica, was reasonable in light of the factors discussed above.

Other Factors. In consideration of the Agreements, the Board also received information regarding SunAmerica's and the Subadvisers' brokerage and soft dollar practices. The Board considered that SunAmerica and the Subadvisers are responsible for decisions to buy and sell securities for the applicable Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party that include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage.

Conclusion. After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2019. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements, were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

        SunAmerica Specialty Series
        TRUSTEE AND OFFICER INFORMATION -- October 31, 2018 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                              Number of
                         Position        Term of                                            Portfolios in
        Name,            Held With     Office and                                           Fund Complex
     Address and        SunAmerica      Length of            Principal Occupations           Overseen by
         Age*             Complex    Time Served(4)           During Past 5 Years            Trustee(1)
----------------------- ------------ ---------------- ------------------------------------- -------------

DISINTERESTED TRUSTEES
Dr. Judith L. Craven    Trustee      2004 to present  Retired.                                   73
Age: 73


William F. Devin        Trustee      2004 to present  Retired.                                   73
Age: 79

Richard W. Grant        Trustee      2004 to present  Retired.                                   24
Age: 73                 Chairman of
                        the Board

Stephen J. Gutman       Trustee      2004 to present  Vice President and Associate Broker,       24
Age: 75                                               Corcoran Group (real estate) (2002
                                                      to present); President, SJG
                                                      Marketing Inc. (2009 to present).

Eileen A. Kamerick      Director     2018 to present  National Association of Corporate          24
Age: 59                                               Directors Board Leadership Fellow
                                                      and financial expert; Adjunct
                                                      Professor of Law, University of
                                                      Chicago, Washington University in
                                                      St. Louis and University of Iowa law
                                                      schools (2007 to Present); formerly,
                                                      Senior Advisor to the Chief
                                                      Executive Officer and Executive
                                                      Vice President and Chief Financial
                                                      Officer of ConnectWise, Inc. (2015
                                                      to 2016); Chief Financial Officer,
                                                      Press Ganey Associates (2012 to
                                                      2014).
INTERESTED TRUSTEE

Peter A. Harbeck(3)     Trustee      2004 to present  President, CEO and Director,               150
Age: 64                                               SunAmerica. (1995 to present);
                                                      Director, AIG Capital Services, Inc.
                                                      ("ACS") (1993 to present).


        Name,
     Address and                 Other Directorships
         Age*                     Held by Trustee(2)
----------------------- ---------------------------------------

DISINTERESTED TRUSTEES
Dr. Judith L. Craven    Director, Sysco Corp. (1996 to
Age: 73                 present); Director, Luby's, Inc. (1998
                        to present).

William F. Devin        None
Age: 79

Richard W. Grant        None
Age: 73


Stephen J. Gutman       None
Age: 75



Eileen A. Kamerick      Hochschild Mining plc (2016
Age: 59                 to Present); Director of
                        Associated Banc-Corp (2007
                        to Present); Legg Mason Closed End
                        Funds (2013 to Present); Westell
                        Technologies, Inc. (2003 to 2016)








INTERESTED TRUSTEE

Peter A. Harbeck(3)     None
Age: 64



        SunAmerica Specialty Series
        TRUSTEE AND OFFICER INFORMATION -- October 31, 2018 -- (unaudited) (continued)

                                                                                            Number of
                       Position         Term of                                           Portfolios in
      Name,            Held With      Office and                                          Fund Complex
    Address and        SunAmerica      Length of            Principal Occupations          Overseen by  Other Directorships
       Age*             Complex      Time Served(4)         During Past 5 Years            Trustee(1)   Held by Trustee(2)
-------------------- --------------- --------------  ------------------------------------ ------------- -------------------

OFFICERS
John T. Genoy        President       2007-present    Chief Financial Officer, SunAmerica       N/A      N/A
Age: 50                                              (2002 to present); Senior Vice
                                                     President, SunAmerica (2003 to
                                                     present); Chief Operating Officer,
                                                     SunAmerica (2006 to present).

Gregory N. Bressler  Secretary       2005-present    Senior Vice President and General         N/A      N/A
Age: 52                                              Counsel, SunAmerica (2005 to
                                                     present).

Kathleen Fuentes     Chief Legal     2013-present    Vice President and Deputy General         N/A      N/A
Age: 49              Officer and                     Counsel, SunAmerica (2006 to
                     Assistant                       present)
                     Secretary

James Nichols        Vice President  2006-present    Director, President and CEO, ACS          N/A      N/A
Age: 52                                              (2006 to present); Senior Vice
                                                     President, SunAmerica (2002 to
                                                     present).

Gregory R. Kingston  Treasurer       2014-present    Vice President and Head of Mutual         N/A      N/A
Age: 52                                              Fund Administration, SunAmerica
                                                     (2014 to present).

Shawn Parry          Vice President  2014-present    Vice President (2014 to present);         N/A      N/A
Age: 46              and Assistant                   Assistant Vice President,
                     Treasurer                       SunAmerica (2005 to 2014)

Donna McManus        Vice President  2014-present    Vice President, SunAmerica, (2014         N/A      N/A
Age: 57              and Assistant                   to present), Managing Director, BNY
                     Treasurer                       Mellon (2009-2014).

        SunAmerica Specialty Series
        TRUSTEE AND OFFICER INFORMATION -- October 31, 2018 -- (unaudited) (continued)

                                                                                          Number of
                      Position        Term of                                           Portfolios in
       Name,          Held With     Office and                                          Fund Complex
    Address and       SunAmerica     Length of            Principal Occupations          Overseen by  Other Directorships
        Age*           Complex    Time Served(4)          During Past 5 Years            Trustee(1)   Held by Trustee(2)
--------------------- ----------- ---------------- ------------------------------------ ------------- -------------------
Christopher C. Joe    Chief       2017 to Present  Chief Compliance Officer, AIG             N/A      N/A
Age: 49               Compliance                   Funds, Anchor Series Trust, Seasons
                      Officer                      Series Trust, SunAmerica Series
                                                   Trust, VALIC Company I and
                                                   VALIC Company II (2017-Present);
                                                   Chief Compliance Officer, VALIC
                                                   Retirement Services Company
                                                   (2017-Present); Chief Compliance
                                                   Officer, Invesco PowerShares (2012-
                                                   2017); Chief Compliance Officer,
                                                   Invesco Investment Advisers, LLC
                                                   (2010-2013); U.S. Compliance
                                                   Director, Invesco Ltd. (2006-2014);
                                                   Deputy Chief Compliance Officer,
                                                   Invesco Advisers, LLC (2014-2015).

Matthew J. Hackethal  Anti-Money  2006-present     Acting Chief Compliance Officer           N/A      N/A
Age: 46               Laundering                   (2016 to 2017); Chief Compliance
                      Compliance                   Officer, SunAmerica (2006 to
                      Officer                      present) and Vice President,
                                                   SunAmerica (2011-Present).

--------
*  The business address for each Trustee is the Harborside 5, 185 Hudson
   Street, Suite 3300, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Trust (6 funds), SunAmerica Money Market Funds Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (5 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series
    Trust (58 portfolios), VALIC Company I (34 portfolios), VALIC Company II
    (15 funds), Seasons Series Trust (19 portfolios).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(3) Interested Trustee, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        SunAmerica Specialty Series
        SHAREHOLDER TAX INFORMATION -- October 31, 2018 -- (unaudited)

Certain tax information regarding SunAmerica Specialty Series is required to be provided to shareholders based upon each Fund's income and distributions for the taxable period ended October 31, 2018. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year end December 31, 2018. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in early 2019.

During the year ended October 31, 2018, the Funds paid the following long-term capital gains along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

                                                  Qualifying % for the
                                    Net Long-Term      Dividends
          Fund                      Capital Gains  Received Deduction
          ----                      ------------- --------------------
          Commodity Strategy.......  $        --            --%
          ESG Dividend.............           --         50.09
          Focused Alpha Large-Cap..   40,937,135         47.45
          Focused Multi-Cap Growth.   49,277,385            --
          Income Explorer..........       33,238          9.70
          Small-Cap................    3,935,160         22.28

For the year ended October 31, 2018, certain dividends paid by the following Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                     Fund                        Amount
                     ----                      -----------
                     Commodity Strategy....... $    67,054
                     ESG Dividend.............     981,132
                     Focused Alpha Large-Cap..  13,732,012
                     Focused Multi-Cap Growth.          --
                     Income Explorer..........   2,147,477
                     Small-Cap................   1,857,529

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited)

As required by the Securities and Exchange Commission, the graphs on the following pages compare the performance of a $10,000 investment in the SunAmerica Specialty Series' Funds to a similar investment in an index or indices. Please note that "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Specialty Series' Funds are professionally managed mutual funds, while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the largest class of that particular Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

AIG Commodity Strategy Fund

For the annual period ended October 31, 2018, Class A shares of the AIG Commodity Strategy Fund returned -3.75% (before maximum sales charge), underperforming the Fund's benchmark, the Bloomberg Commodity Index,/*/ which returned -1.73% for the same period. To compare, the S&P 500 Index,/*/ a broad-based equity market index, returned 7.35% for the same period.

The Fund seeks to provide long-term total return through a strategy designed to provide diversified exposure to the commodities markets by investing its assets in a combination of commodity-linked derivative instruments and fixed income securities. A portion of the Fund's assets are managed pursuant to an index strategy designed to track, before fees and expenses, the performance of the Bloomberg Commodity Index (the "Index"), and a portion of the Fund's assets are managed pursuant to an active strategy designed to outperform the Index. The Fund does not invest directly in commodities.

Three key factors affected the commodities markets during the annual period. First, within the energy sector, the petroleum complex rallied on fears of global supply disruptions and strong demand. Crude oil in particular benefited from declining inventory amid OPEC's decision not to increase production and as the first round of U.S. sanctions on Iran took effect, with prices approaching a four-year high in the third quarter of 2018. Energy delivered strong performance until October 2018, when it suffered its worst result in more than two years, as supply threats from Hurricane Michael and Iranian sanctions were overshadowed by hawkish U.S. monetary policy and a slowdown in global economic growth. Second, there was improved economic growth across China during the first months of the annual period, which fueled expectations for higher demand and tighter supplies for industrial metals. In addition, with specific commodities such as aluminum, China clamped down on excess production, providing added price support. However, higher inventories, lower Chinese demand amid weaker than expected GDP growth rates, and global trade tensions, including the prospect of higher tariffs, then drove industrial metals prices significantly lower in the last months of the annual period. Third, solid economic data out of the emerging markets early in 2018 provided some stability in the U.S. dollar, which, in turn, benefited commodities. However, most of those gains reverted by the end of the third calendar quarter. Concerns about U.S. dollar-denominated debt and country-specific issues led to a loss of market confidence within the emerging markets. This caused most emerging market currencies to depreciate versus the U.S. dollar, led by the Argentine peso and the Turkish lira. This was a major headwind for the commodities asset class overall during the annual period. While a weakening of the U.S. dollar is often inflationary and can lead to strong real asset performance, a strengthening U.S. dollar can have the opposite effect.

Given this backdrop, sector selection detracted from the Fund's relative results during the annual period, primarily due to the Fund's overweight to industrial metals and underweight to energy - the former being the worst performing sector in the Index and the latter being the best performing sector in the Index during the annual period. Partially offsetting these detractors were the positive contributions made by having underweighted allocations to agriculture and livestock and to precious metals, which each underperformed the Index during the annual period. Commodity contract selection also detracted from the Fund's relative results. Contract selection in crude oil and natural gas were the largest detractors, driven by positioning along the respective futures curves. Such results were mitigated by positioning along the copper futures curve, which added value. Security selection boosted the Fund's relative performance, driven by, relative to the Index, an overweight to crude oil and an underweight to natural gas within the energy

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

sector; an underweight to live cattle and an overweight to soybean meal within the agriculture and livestock sector; and an overweight to aluminum and an out-of-benchmark exposure to uranium within the industrial metals sector. These positive contributors were partially offset by underweights to wheat and cotton as well as by security selection within the precious metals sector, which detracted.

--------
Past performance is no guarantee of future results. Diversification does not guarantee a profit or protect against a loss.

* The Bloomberg Commodity Index is a broadly diversified commodity price index made up of 22 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market. Indices are not managed and an investor cannot invest directly in an index.

The Fund is actively managed and its holdings are subject to change. Accordingly, securities listed may or may not be a part of current portfolio construction.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

Since inception, $10,000 invested in AIG Commodity Strategy Fund Class A shares would be valued at $6,982. The same amount invested in securities mirroring the performance of the Bloomberg Commodity Index and the S&P 500 Index would be valued at $6,559 and $34,757, respectively.

                                    [CHART]

                      AIG Commodity             Bloomberg
   Date             Strategy Class A#       Commodity Index++   S&P 500 Index@
-----------        ---------------------    -----------------   ---------------
11/4/2008                 9425                     10000            10000
11/30/2008                9133                     9349             9306
12/31/2008                8935                     8930             9405
1/31/2009                 8586                     8450             8612
2/28/2009                 8294                     8076             7695
3/31/2009                 8558                     8367             8369
4/30/2009                 8718                     8428             9170
5/31/2009                 9293                     9524             9683
6/30/2009                 9284                     9343             9702
7/31/2009                 9406                     9645             10436
8/31/2009                 9425                     9588             10813
9/30/2009                 9510                     9739             11217
10/31/2009                9632                     10059            11008
11/30/2009                9802                     10412            11668
12/31/2009                9771                     10619            11894
1/31/2010                 9544                     9846             11466
2/28/2010                 9705                     10211            11821
3/31/2010                 9828                     10084            12535
4/30/2010                 9942                     10280            12733
5/31/2010                 9488                     9569             11716
6/30/2010                 9478                     9599             11102
7/31/2010                 9601                     10249            11880
8/31/2010                 9478                     9989             11344
9/30/2010                 9733                     10714            12356
10/31/2010                9942                     11248            12827
11/30/2010                9875                     11208            12828
12/31/2010                10223                    12406            13686
1/31/2011                 10457                    12530            14010
2/28/2011                 10535                    12695            14490
3/31/2011                 10672                    12958            14496
4/30/2011                 10837                    13406            14925
5/31/2011                 10457                    12723            14756
6/30/2011                 10106                    12086            14510
7/31/2011                 10291                    12444            14215
8/31/2011                 11237                    12568            13443
9/30/2011                 11452                    10716            12498
10/31/2011                10457                    11426            13864
11/30/2011                10525                    11172            13833
12/31/2011                10270                    10753            13975
1/31/2012                 9587                     11019            14601
2/29/2012                 9557                     11317            15233
3/31/2012                 9200                     10849            15734
4/30/2012                 9180                     10803            15635
5/31/2012                 9618                     9816             14695
6/30/2012                 9241                     10355            15301
7/31/2012                 9292                     11025            15513
8/31/2012                 9261                     11168            15863
9/30/2012                 9047                     11359            16273
10/31/2012                8884                     10919            15972
11/30/2012                8792                     10925            16065
12/31/2012                8670                     10640            16211
1/31/2013                 8650                     10895            17051
2/28/2013                 8507                     10450            17283
3/31/2013                 8568                     10520            17931
4/30/2013                 8263                     10226            18276
5/31/2013                 8140                     9997             18704
6/30/2013                 8110                     9526             18453
7/31/2013                 8212                     9655             19391
8/31/2013                 8303                     9984             18830
9/30/2013                 8079                     9729             19420
10/31/2013                8018                     9585             20313
11/30/2013                7988                     9509             20932
12/31/2013                8100                     9626             21462
1/31/2014                 8059                     9655             20720
2/28/2014                 8232                     10257            21668
3/31/2014                 8191                     10299            21850
4/30/2014                 8303                     10550            22011
5/31/2014                 8365                     10247            22528
6/30/2014                 8487                     10308            22994
7/31/2014                 8232                     9794             22676
8/31/2014                 8252                     9692             23584
9/30/2014                 7967                     9089             23253
10/31/2014                7886                     9015             23821
11/30/2014                7784                     8649             24461
12/31/2014                7641                     7989             24400
1/31/2015                 7600                     7722             23667
2/28/2015                 7733                     7921             25028
3/31/2015                 7662                     7514             24632
4/30/2015                 7672                     7945             24868
5/31/2015                 7682                     7731             25188
6/30/2015                 7682                     7864             24700
7/31/2015                 7600                     7029             25218
8/31/2015                 7539                     6965             23696
9/30/2015                 7529                     6727             23110
10/31/2015                7539                     6697             25059
11/30/2015                6948                     6211             25134
12/31/2015                6673                     6019             24737
1/31/2016                 6520                     5918             23510
2/29/2016                 6449                     5822             23478
3/31/2016                 6714                     6044             25071
4/30/2016                 7305                     6559             25168
5/31/2016                 7234                     6546             25620
6/30/2016                 7509                     6817             25686
7/31/2016                 7173                     6468             26633
8/31/2016                 7060                     6354             26671
9/30/2016                 7305                     6553             26676
10/31/2016                7213                     6521             26189
11/30/2016                7356                     6608             27159
12/31/2016                7488                     6728             27696
1/31/2017                 7478                     6737             28221
2/28/2017                 7478                     6751             29342
3/31/2017                 7213                     6571             29376
4/30/2017                 7040                     6472             29678
5/31/2017                 6908                     6386             30095
6/30/2017                 6908                     6374             30283
7/31/2017                 7091                     6518             30906
8/31/2017                 7132                     6544             31001
9/30/2017                 7122                     6535             31640
10/31/2017                7264                     6675             32378
11/30/2017                7254                     6644             33372
12/31/2017                7492                     6842             33743
1/31/2018                 7625                     6978             35674
2/28/2018                 7472                     6857             34360
3/31/2018                 7431                     6815             33486
4/30/2018                 7645                     6991             33615
5/31/2018                 7727                     7090             34424
6/30/2018                 7431                     6842             34636
7/31/2018                 7257                     6696             35925
8/31/2018                 7084                     6577             37096
9/30/2018                 7206                     6704             37307
10/31/2018                6982                     6559             34757


                       Class A            Class C            Class W
                  ------------------ ------------------ ------------------
      AIG         Average            Average            Average
   Commodity      Annual  Cumulative Annual  Cumulative Annual  Cumulative
 Strategy Fund#   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -9.22%    -3.75%   -5.48%    -4.53%   -3.64%    -3.64%
--------------------------------------------------------------------------
5 Year Return     -3.88%   -12.93%   -3.31%   -15.50%   -2.48%   -11.81%
--------------------------------------------------------------------------
10 Year Return       N/A       N/A      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------
Since Inception*  -3.53%   -25.92%   -3.57%   -30.42%   -2.74%   -24.21%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 11/04/08; Class C: 11/04/08; Class W: 11/04/08
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and that the CDSC with respect to the Class C shares has been deducted as applicable.

For the 12 month period ended October 31, 2018, the AIG Commodity Strategy Fund Class A returned -9.22%, compared to -1.73% for the Bloomberg Commodity Index and 7.35% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The Fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.
++ The Bloomberg Commodity Index is a broadly diversified commodity price index made up of 22 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity.
@ The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

  Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

AIG ESG Dividend Fund

For the annual period ended October 31, 2018, Class A shares of the AIG ESG Dividend Fund returned 4.26% (before maximum sales charge). The Fund outperformed its benchmark, the Russell 1000 Value Index/*/ (the "Index"), which returned 3.03% for the same period.

The Fund seeks to provide total return (including capital appreciation and current income) through a "buy and hold" strategy based on value and Environmental, Social and Governance (ESG) investing. The Fund uses a disciplined, proprietary rules-based screening process to identify companies that meet the Fund's ESG standards. Companies must not generate significant revenues from certain types of businesses that include weapons, alcohol, tobacco, gambling and nuclear energy. Companies must not have a poor track record in how they interact with employees, customers, the environment and the society in which they do business. After identifying companies from the Russell 1000 Index/*/ that meet the Fund's ESG standards, the Fund then selects up to 40 dividend yielding stocks using selection criteria that will generally include dividend yield as well as a combination of factors that relate to profitability, valuation and ESG criteria.

During the annual period, the Fund outperformed the Index primarily because of effective stock selection in the Consumer Discretionary sector. Individual security selection in and an overweight allocation to Information Technology also contributed positively. Security selection among Utilities companies and an underweight to Financials, which underperformed the Index during the annual period, further boosted the Fund's relative results during the annual period. These gains were partially offset by the detracting effect of having underweight exposure to and weak security selection in the strongly performing Health Care sector. Stock selection in and an overweight to Industrials, which underperformed the Index during the annual period, also hurt. Having an overweight to Consumer Staples, which lagged the Index during the annual period, further dampened the Fund's relative results.

The individual stocks that contributed most positively to the Fund's relative results during the annual period included fashion retailer Nordstrom, utilities company AES Corp., computer software developer CA, Inc., pharmaceutical products researcher and developer AbbVie and non-alcoholic beverages manufacturer Keurig Dr. Pepper. Not owning industrials conglomerate General Electric Co. also proved beneficial, as its stock declined significantly during the annual period. Conversely, several Industrials companies headed the list of the primary individual stock detractors from the Fund's relative results during the annual period. These included integrated mail and document management systems company Pitney Bowes, Inc., home and office products manufacturer Newell Brands, Inc. and transportation equipment manufacturer Cummins, Inc. Dental products, veterinary supplies and rehab supplies distributor Patterson Cos., Inc. and asset management company Legg Mason, Inc. were also notable laggards during the annual period. Having no exposure to pharmaceuticals company Merck, whose stock appreciated substantially during the annual period, hurt as well.

--------
Past performance is no guarantee of future results.

* The Russell 1000 Value Index is a market-capitalization weighted index of those firms in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Indices are not managed and an investor cannot invest directly into an index.

The Fund employs a Disciplined Strategy and will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goal. Because the Fund will not use certain techniques available to other mutual funds to reduce stock market exposure, the Fund may be more susceptible to general market declines than other mutual funds. ESG screening limits the availability of investment opportunities for the Fund. If the Fund changes its ESG standards or a company stops meeting the Fund's ESG standards, the Fund may sell the affected investments even if this means the Fund loses money. The performance of the Fund may be subject to greater fluctuation since its strategy involves holding a limited number of securities.

The Fund's holdings are subject to change. Accordingly, securities listed may or may not be a part of current portfolio construction.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

Since inception, $10,000 invested in AIG ESG Dividend Fund Class A shares would be valued at $10,354. The same amount invested in securities mirroring the performance of the Russell 1000(R) Value Index would be valued at $11,114.

                   [CHART]

                  AIG ESG
               Dividend Fund        Russell
   Date          Class A#         1000(R) Value
----------    ---------------    -------------
12/15/2016         9,422            10,000
12/31/2016         9,227             9,923
 1/31/2017         9,315             9,994
 2/28/2017         9,648            10,353
 3/31/2017         9,655            10,248
 4/30/2017         9,686            10,228
 5/31/2017         9,642            10,218
 6/30/2017         9,755            10,385
 7/31/2017         9,818            10,523
 8/31/2017         9,598            10,401
 9/30/2017         9,918            10,709
10/31/2017         9,931            10,787
11/30/2017        10,220            11,117
12/31/2017        10,487            11,279
 1/31/2018        10,982            11,715
 2/28/2018        10,545            11,156
 3/31/2018        10,157            10,960
 4/30/2018        10,035            10,996
 5/31/2018        10,009            11,061
 6/30/2018        10,372            11,088
 7/31/2018        10,677            11,527
 8/31/2018        10,781            11,698
 9/30/2018        10,738            11,721
10/31/2018        10,354            11,114


                       Class A            Class C            Class W
                  ------------------ ------------------ ------------------
                  Average            Average            Average
    AIG ESG       Annual  Cumulative Annual  Cumulative Annual  Cumulative
 Dividend Fund#   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -1.71%    4.26%     2.59%    3.59%     4.48%     4.48%
--------------------------------------------------------------------------
5 Year Return        N/A      N/A       N/A      N/A       N/A       N/A
--------------------------------------------------------------------------
10 Year Return       N/A      N/A       N/A      N/A       N/A       N/A
--------------------------------------------------------------------------
Since Inception*   1.87%    9.89%     4.47%    8.56%     5.38%    10.33%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 12/16/16; Class C: 12/16/16; Class W: 12/16/16
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and that the CDSC with respect to the Class C shares has been deducted as applicable.

For the 12 month period ended October 31, 2018, the AIG ESG Dividend Fund Class A returned -1.71%, compared to 3.03% for the Russell 1000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The Fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.
++ The Russell 1000 Value Index is a market-capitalization weighted index of those firms in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

  Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

AIG Focused Alpha Large-Cap Fund

For the annual period ended October 31, 2018, Class A shares of the AIG Focused Alpha Large-Cap Fund returned 7.46% (before maximum sales charge). The Fund outperformed its benchmark, the Russell 1000(R) Index,/*/ which returned 6.98% for the same period.

The AIG Focused Alpha Large-Cap Fund brings together Marsico Capital Management LLC ("Marsico") and BlackRock Investment Management ("BlackRock"), well-known equity managers who each contribute stock picks to the Fund's portfolio. Marsico emphasizes large-cap growth investing, while BlackRock favors a large-cap value investment style. The Fund managers' combined stock picks, blending different investment styles, are designed to offer the potential for attractive returns over the long term.

Below, Tom Marsico, portfolio manager at Marsico Capital Management, discusses Marsico's portion of the Fund's performance during the annual period. Marsico manages the large-cap growth portion of the Fund's portfolio.

Our portion of the Fund outperformed the Russell 1000(R) Index during the annual period in large part because our portion of the Fund emphasizes investments in U.S. large-cap growth equities, which outperformed U.S. large-cap value equities during the annual period.

Sector allocation overall is not a consideration in our portfolio construction but rather a residual of our stock selection process. Nevertheless, sector allocation contributed positively to our portion of the Fund's relative results during the annual period. Throughout the annual period, we maintained our portion of the Fund's overweight allocation to the Information Technology sector. This positioning proved prudent, as Information Technology was the strongest performing sector in the Russell 1000(R) Index during the annual period. Also, our portion of the Fund benefited from an overweight allocation in Consumer Discretionary, which was the second-best performing sector in the Russell 1000(R) Index during the annual period, and from having no exposure to Financials, which significantly underperformed the Russell 1000(R) Index during the annual period. There were no notable detractors from our portion of the Fund's results from an allocation perspective during the annual period.

Stock selection as a whole detracted from our portion of the Fund's relative results during the annual period. More specifically, stock selection in the Communication Services, Information Technology and Consumer Discretionary sectors dampened returns. Within Communication Services, positions in social media company Facebook, Inc, search engine Alphabet, Inc. and video game maker Activision Blizzard, Inc. were notable detractors. In Information Technology, semiconductor chipmaker Applied Materials, Inc. experienced a double-digit share price decline. In Consumer Discretionary, China-based retail conglomerate Alibaba Group Holdings, disappointed most. We sold our portion of the Fund's positions in Facebook, Inc and Applied Materials, Inc, during the annual period. Notably, we maintained our conviction at the end of the annual period in the long-term opportunity for Alibaba Group Holdings, Ltd., despite the looming U.S.-China trade war and its implications.

Such detractors were partially offset by our portion of the Fund's position in e-commerce retailer Amazon.com, Inc. which saw its shares rise significantly during the annual period, making it a meaningful positive contributor to relative results. In Information Technology, shares of salesforce.com, Inc. surged prior to us selling our portion of the Fund's position in the software company. Payments processing companies Visa, Inc. and PayPal Holdings, Inc. also performed well, adding to returns. Elsewhere, a position in hospital operator UnitedHealth Group, Inc. was an especially strong performer during the annual period.

Below, Todd Burnside, portfolio manager at BlackRock Investment Management, discusses BlackRock's portion of the Fund's performance during the annual period. BlackRock manages the large-cap value portion of the Fund's portfolio.

Our portion of the Fund outperformed the Russell 1000(R) Index during the annual period, due primarily to stock selection. Given the focused nature of our portion of the Fund, sector allocation is not particularly relevant to our strategy, though it also contributed positively to relative results during the annual period. Further, while our process, focused on stock-specific risk, is designed to limit

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

the impact of macroeconomic factors on performance, it is worth noting that our emphasis on high quality businesses, durable cash flows and valuations benefited relative results during times of heightened market volatility throughout the annual period, especially in October 2018 when the U.S. equity markets fell significantly.

Stock selection in Industrials, Communication Services and Utilities contributed most positively to our portion of the Fund's results. Within Industrials, Norfolk Southern Corp. added most, as the operating income of the railroad transportation company hit new highs, aided by a pick-up in industrial activity. Within Communication Services, a position in Verizon Communications, Inc. was a notable contributor. In Utilities, FirstEnergy Corp. contributed most positively, with its share price appreciating due to strong earnings results. Conversely, weak security selection in Health Care, Consumer Discretionary and Energy detracted most from our portion of the Fund's relative performance during the annual period. Biotechnology firm Biogen, Inc. was the largest detractor within Health Care. Not owning the strongly performing e-commerce giant Amazon.com, Inc. detracted from relative performance in Consumer Discretionary. In Energy, a position in Canadian integrated energy company Suncor Energy, Inc. hurt most.

From a sector allocation perspective, having a neutral exposure to Communication Services, an overweight in Health Care and no exposure to Materials, each relative to the Russell 1000(R) Index, contributed most positively. Within Communication Services, strong performance came from the Media and Diversified Telecommunication Services industries. Health Care benefited from a defensive rotation among investors and strong corporate earnings within select industries, including Medical Devices. Having no exposure to Materials boosted relative results, as the ongoing U.S.-China trade tariff dispute weighed on the sector broadly. Conversely, having an underweight to Information Technology and overweights to Financials and Industrials, relative to the Russell 1000(R) Index, detracted.

Also adding value to our portion of the Fund's results during the annual period was exposure to risk and style factors relative to the Russell 1000(R) Index. The top style factor positive contributors to active risk were an overweight to momentum and an underweight to volatility, the latter adding particular value during spans of market stress.

--------
Past performance is no guarantee of future results.

* The Russell 1000(R) Index offers investors access to the extensive large-cap segment of the U.S. equity universe representing approximately 92% of the U.S. market. The Russell 1000(R) is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell 1000(R) includes the largest 1,000 securities in the Russell 3000(R) Index. Indices are not managed and an investor cannot invest directly into an index.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk.

The Fund is actively managed and its holdings are subject to change. Accordingly, securities listed may or may not be part of current portfolio construction.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in the AIG Focused Alpha Large-Cap Fund Class A shares would be valued at $34,874. The same amount invested in securities mirroring the performance of the Russell 1000(R) Index would be valued at $35,238.

                                    [CHART]

                  Focused Alpha Large-Cap            Russell 1000(R) Index@
                       Fund Class A#
10/31/2008                   9,422                            10,000
11/30/2008                   8,633                             9,244
12/31/2008                   8,875                             9,392
 1/31/2009                   8,466                             8,625
 2/28/2009                   7,635                             7,733
 3/31/2009                   8,015                             8,410
 4/30/2009                   8,540                             9,261
 5/31/2009                   9,088                             9,773
 6/30/2009                   8,956                             9,797
 7/31/2009                   9,710                            10,545
 8/31/2009                   9,901                            10,928
 9/30/2009                  10,355                            11,371
10/31/2009                  10,061                            11,120
11/30/2009                  10,745                            11,775
12/31/2009                  10,929                            12,062
 1/31/2010                  10,509                            11,628
 2/28/2010                  10,826                            12,011
 3/31/2010                  11,431                            12,749
 4/30/2010                  11,453                            12,985
 5/31/2010                  10,469                            11,955
 6/30/2010                   9,711                            11,290
 7/31/2010                  10,498                            12,075
 8/31/2010                  10,186                            11,534
 9/30/2010                  11,562                            12,594
10/31/2010                  12,300                            13,084
11/30/2010                  12,568                            13,127
12/31/2010                  13,143                            14,003
 1/31/2011                  13,412                            14,340
 2/28/2011                  14,107                            14,839
 3/31/2011                  14,776                            14,877
 4/30/2011                  15,420                            15,325
 5/31/2011                  15,053                            15,160
 6/30/2011                  14,920                            14,895
 7/31/2011                  14,859                            14,572
 8/31/2011                  13,732                            13,733
 9/30/2011                  12,075                            12,708
10/31/2011                  13,311                            14,133
11/30/2011                  12,919                            14,096
12/31/2011                  12,953                            14,213
 1/31/2012                  13,860                            14,906
 2/29/2012                  14,789                            15,560
 3/31/2012                  15,633                            16,047
 4/30/2012                  15,305                            15,954
 5/31/2012                  14,203                            14,974
 6/30/2012                  14,563                            15,547
 7/31/2012                  14,774                            15,731
 8/31/2012                  15,133                            16,113
 9/30/2012                  15,477                            16,528
10/31/2012                  15,039                            16,249
11/30/2012                  15,203                            16,378
12/31/2012                  15,159                            16,548
 1/31/2013                  15,887                            17,445
 2/28/2013                  16,231                            17,680
 3/31/2013                  17,122                            18,362
 4/30/2013                  17,506                            18,694
 5/31/2013                  18,160                            19,109
 6/30/2013                  17,768                            18,849
 7/31/2013                  18,512                            19,858
 8/31/2013                  18,070                            19,310
 9/30/2013                  18,790                            19,983
10/31/2013                  19,926                            20,863
11/30/2013                  20,785                            21,448
12/31/2013                  21,387                            22,027
 1/31/2014                  21,103                            21,323
 2/28/2014                  22,214                            22,335
 3/31/2014                  21,404                            22,478
 4/30/2014                  20,887                            22,583
 5/31/2014                  21,740                            23,102
 6/30/2014                  21,921                            23,628
 7/31/2014                  22,180                            23,246
 8/31/2014                  23,136                            24,206
 9/30/2014                  22,963                            23,782
10/31/2014                  23,644                            24,363
11/30/2014                  24,169                            25,001
12/31/2014                  24,339                            24,943
 1/31/2015                  23,468                            24,258
 2/28/2015                  24,807                            25,659
 3/31/2015                  24,523                            25,340
 4/30/2015                  24,257                            25,520
 5/31/2015                  24,761                            25,854
 6/30/2015                  24,715                            25,369
 7/31/2015                  25,128                            25,858
 8/31/2015                  23,734                            24,302
 9/30/2015                  22,973                            23,636
10/31/2015                  24,348                            25,548
11/30/2015                  24,229                            25,633
12/31/2015                  23,872                            25,172
 1/31/2016                  22,589                            23,817
 2/29/2016                  22,253                            23,809
 3/31/2016                  23,495                            25,467
 4/30/2016                  23,261                            25,606
 5/31/2016                  23,831                            26,054
 6/30/2016                  23,403                            26,113
 7/31/2016                  24,207                            27,108
 8/31/2016                  24,421                            27,144
 9/30/2016                  24,574                            27,165
10/31/2016                  24,116                            26,636
11/30/2016                  25,256                            27,686
12/31/2016                  25,287                            28,206
 1/31/2017                  26,091                            28,773
 2/28/2017                  27,170                            29,887
 3/31/2017                  27,109                            29,906
 4/30/2017                  27,933                            30,222
 5/31/2017                  28,503                            30,608
 6/30/2017                  29,165                            30,821
 7/31/2017                  30,315                            31,432
 8/31/2017                  31,282                            31,530
 9/30/2017                  31,751                            32,201
10/31/2017                  32,443                            32,940
11/30/2017                  33,308                            33,944
12/31/2017                  33,096                            34,323
 1/31/2018                  36,207                            36,207
 2/28/2018                  34,674                            34,878
 3/31/2018                  33,463                            34,086
 4/30/2018                  33,541                            34,202
 5/31/2018                  35,063                            35,075
 6/30/2018                  34,985                            35,302
 7/31/2018                  36,107                            36,520
 8/31/2018                  37,796                            37,778
 9/30/2018                  37,452                            37,922
10/31/2018                  34,874                            35,238


                       Class A            Class C            Class W
                  ------------------ ------------------ ------------------
      AIG         Average            Average            Average
 Focused Alpha    Annual  Cumulative Annual  Cumulative Annual  Cumulative
Large-Cap Fund#   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return      1.27%     7.46%    5.80%     6.78%    7.60%     7.60%
--------------------------------------------------------------------------
5 Year Return     10.52%    75.01%   11.12%    69.41%   11.99%    76.16%
--------------------------------------------------------------------------
10 Year Return    13.31%   270.13%      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------
Since Inception*   9.17%   227.35%   14.01%   143.08%   14.93%   156.56%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 12/27/05; Class C: 01/24/12; Class W: 01/24/12
# For the purpose of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and the CDSC with respect to the Class C shares has been deducted as applicable.

For the 12 month period ended October 31, 2018, the AIG Focused Alpha Large-Cap Class A returned 1.27%, compared to 6.98% for the Russell 1000(R) Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund Shares.)

The Fund acquired the assets and assumed the liabilities of the SunAmerica Focused Alpha Large-Cap Fund, Inc. (the "Predecessor Fund"), a closed-end investment company also advised by SunAmerica, in a reorganization that occurred on January 23, 2012 (the "Reorganization"). Prior to the Reorganization, the Fund had no operating history and the performance information in the graph and the table reflects the performance of the Predecessor Fund through the Reorganization. The Predecessor Fund may have performed differently if it were an open-end fund since closed-end funds are generally not subject to the cash flow fluctuations of an open-end fund. The performance figures above for the period prior to the Reorganization were calculated using the actual operating expenses of the Predecessor Fund, which were lower than those of the Fund. If the Fund's higher operating expenses were applied to the performance for the period prior to the Reorganization, the performance would have been lower.
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum sales charge: Class A: 5.75%, Class C: 1.00% CDSC. The Fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.
@ The Russell 1000(R) Index offers investors access to the extensive large-cap segment of the U.S. equity universe representing approximately 92% of the U.S. market. The Russell 1000(R) is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstructed annually to ensure new and growing equities are reflected. The Russell 1000(R) includes the largest 1,000 securities in the Russell 3000(R) Index. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

AIG Focused Multi-Cap Growth Fund

For the annual period ended October 31, 2018, Class A shares of the AIG Focused Multi-Cap Growth Fund returned 5.41% (before maximum sales charge). The Fund underperformed its benchmark, the Russell 3000(R) Growth Index,/*/ which returned 10.20% for the same period.

The AIG Focused Multi-Cap Growth Fund brings together Marsico Capital Management LLC ("Marsico") and BAMCO Inc. ("BAMCO"), well-known equity managers who each contribute stock picks to the Fund's portfolio. Marsico emphasizes large-cap growth investing, while BAMCO focuses on small/mid-cap growth opportunities. The Fund managers' combined stock picks, blending different investment styles, are designed to offer the potential for attractive returns over the long term.

Below, Tom Marsico, portfolio manager at Marsico Capital Management, discusses Marsico's portion of the Fund's performance during the annual period. Marsico manages the large-cap growth portion of the Fund's portfolio.

Our portion of the Fund underperformed the Russell 3000(R) Growth Index during the annual period due primarily to stock selection. Our portion of the Fund was held back most by stock selection in the Communication Services, Information Technology and Consumer Discretionary sectors. Within Communication Services, positions in social media company Facebook, search engine Alphabet, Inc. and video game maker Activision Blizzard, Inc. were notable detractors. In Information Technology, semiconductor chipmaker Applied Materials experienced a double-digit share price decline. In Consumer Discretionary, China-based retail conglomerate Alibaba Group Holdings, Ltd. disappointed most. We sold our portion of the Fund's positions in Facebook and Applied Materials during the annual period. Notably, we maintained our conviction at the end of the annual period in the long-term opportunity for Alibaba Group Holdings, Ltd., despite the looming U.S.-China trade war and its implications.

Such detractors were partially offset by effective stock selection in the Health Care sector overall. A position in hospital operator UnitedHealth Group, Inc. was an especially strong performer during the annual period. Elsewhere, retailing holding Amazon.com, Inc. saw its shares rise significantly during the annual period, making it a meaningful positive contributor to relative results. In Information Technology, shares of salesforce.com, Inc. surged prior to us selling our portion of the Fund's position in the software company. Payments processing companies Visa, Inc. and PayPal Holdings, Inc. also performed well, adding to returns.

Sector allocation overall is not a consideration in our portfolio construction but rather a residual of our stock selection process. Nevertheless, sector allocation contributed positively to our portion of the Fund's relative results during the annual period. Throughout the annual period, we maintained our portion of the Fund's overweight allocation to the Information Technology sector. This positioning proved prudent, as Information Technology was the second-strongest performing sector in the Russell 3000(R) Growth Index during the annual period. Also, our portion of the Fund benefited from an overweight allocation in Consumer Discretionary, which was the best performing sector in the Russell 3000(R) Growth Index during the annual period, and from an underweight in Industrials, which underperformed the Russell 3000(R) Growth Index during the annual period. This positive sector allocation impact was partially offset by our portion of the Fund's 4% average cash weighting, which was elevated further near the end of the annual period, and which detracted during an annual period when the Russell 3000(R) Growth Index rallied.

Below, Ron Baron, portfolio manager at BAMCO, Inc., discusses BAMCO's portion of the Fund's performance during the annual period. BAMCO manages the small/mid-cap portion of the Fund's portfolio.

Our portion of the Fund produced an absolute gain during the annual period yet trailed the Russell 3000(R) Growth Index on a relative basis, as negative stock selection overshadowed positive sector allocation. Stock selection detracted from relative performance during the annual period primarily due to the underperformance of investments within the Consumer Discretionary and Financials sectors. Adverse stock selection in Consumer Discretionary was driven by timeshare company Marriott Vacations Worldwide Corp. and

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

electric vehicle maker Tesla, Inc. Shares of Marriott Vacations Worldwide Corp. fell after initially stated synergies from its acquisition of Interval Leisure Group missed market expectations. Tesla's stock price declined on investor concerns around CEO Elon Musk's announcement of potential privatization, which led to lawsuits and investigations. Weakness in Financials was attributable to the weak performance of Arch Capital Group, Ltd., a specialty insurance company based in Bermuda. Its shares declined after a mortgage insurance competitor cut its premium rates, leading to concerns about industry pricing pressure. Additionally, Freddie Mac introduced a new pilot program for distributing mortgage insurance, sparking concerns about greater competition.

These detractors were partially offset by the outperformance of our portion of the Fund's investments in Health Care, Communication Services and Industrials. Our portion of the Fund's only holding in Health Care, veterinary diagnostic leader IDEXX Laboratories, Inc., boosted relative results, as competitive trends remained strong. Strength in Communication Services and Industrials was due to the strong performance of English Premier League professional sports team Manchester United PLC and real estate information and marketing services company CoStar Group, Inc., respectively. Manchester United's stock price reacted positively to other Premier League teams selling stakes in their clubs. CoStar Group's shares gained after the company reported consecutive quarters of strong bookings growth.

Sector allocation contributed positively to our portion of the Fund's performance, driven by a meaningful overweight exposure to the top performing Consumer Discretionary sector through sizable positions in Vail Resorts, Inc., Hyatt Hotels Corp., and Tesla, Inc. Our portion of the Fund's exposure to Consumer Discretionary was geared toward experiential businesses with either unique real estate or disruptive innovations insulated from the Amazon.com, Inc. effect. Underweight exposures to the lagging Materials, Communication Services, Industrials, Real Estate and Energy sectors also added value. Somewhat offsetting these positive contributors was our portion of the Fund's significantly underweight exposure to the strongly performing Information Technology sector, which detracted. In particular, a lack of exposure to Apple and other Technology Hardware Storage & Peripherals stocks, which were up sharply during the annual period, hurt relative results. All that said, at BAMCO, we construct our portion of the Fund from the bottom up, one stock at a time. Each stock is included in the portfolio if it meets our rigorous investment criteria. To help manage risk, we are aware of our sector and security weights, but we do not include a holding to achieve a target sector allocation or to approximate an index. Exposure to any given sector is purely a result of our stock selection process.

--------
Past performance is no guarantee of future results.

* The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000(R) Index consists of the 3,000 largest U.S. companies based on total market capitalization. Indices are not managed and an investor cannot invest directly into an index.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies, and may have fewer resources and a greater risk of business failure than do large companies.

The Fund is actively managed and its holdings are subject to change. Accordingly, securities listed may or may not be part of current portfolio construction.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in the AIG Focused Multi-Cap Growth Fund Class A shares would be valued at $37,587. The same amount invested in securities mirroring the performance of the Russell 3000(R) Growth Index would be valued at $41,645.

                                    [CHART]

                     Focused Multi-Cap                  Russell 3000(R)
                    Growth Fund Class A#                Growth Index@
10/31/2008                  9,423                           10,000
11/30/2008                  8,494                            9,174
12/31/2008                  8,539                            9,364
 1/31/2009                  8,137                            8,894
 2/28/2009                  7,535                            8,207
 3/31/2009                  7,983                            8,939
 4/30/2009                  8,947                            9,832
 5/31/2009                  9,349                           10,311
 6/30/2009                  9,188                           10,442
 7/31/2009                 10,080                           11,189
 8/31/2009                 10,285                           11,412
 9/30/2009                 10,873                           11,917
10/31/2009                 10,597                           11,704
11/30/2009                 11,102                           12,397
12/31/2009                 11,485                           12,829
 1/31/2010                 11,017                           12,268
 2/28/2010                 11,431                           12,698
 3/31/2010                 12,283                           13,453
 4/30/2010                 12,599                           13,636
 5/31/2010                 11,690                           12,606
 6/30/2010                 11,011                           11,899
 7/31/2010                 11,899                           12,743
 8/31/2010                 11,459                           12,120
 9/30/2010                 13,051                           13,444
10/31/2010                 13,686                           14,081
11/30/2010                 14,182                           14,281
12/31/2010                 15,182                           15,092
 1/31/2011                 15,376                           15,437
 2/28/2011                 16,137                           15,975
 3/31/2011                 17,003                           16,042
 4/30/2011                 17,672                           16,583
 5/31/2011                 16,925                           16,390
 6/30/2011                 16,895                           16,145
 7/31/2011                 17,051                           15,944
 8/31/2011                 16,021                           15,059
 9/30/2011                 14,145                           13,900
10/31/2011                 15,615                           15,477
11/30/2011                 15,052                           15,469
12/31/2011                 14,875                           15,421
 1/31/2012                 15,847                           16,360
 2/29/2012                 16,811                           17,123
 3/31/2012                 17,672                           17,670
 4/30/2012                 17,719                           17,622
 5/31/2012                 16,516                           16,482
 6/30/2012                 16,779                           16,960
 7/31/2012                 17,138                           17,147
 8/31/2012                 17,273                           17,620
 9/30/2012                 17,592                           17,979
10/31/2012                 17,146                           17,452
11/30/2012                 17,321                           17,732
12/31/2012                 17,023                           17,766
 1/31/2013                 17,961                           18,558
 2/28/2013                 18,259                           18,786
 3/31/2013                 19,171                           19,511
 4/30/2013                 19,595                           19,882
 5/31/2013                 20,137                           20,301
 6/30/2013                 19,776                           19,939
 7/31/2013                 20,525                           21,032
 8/31/2013                 20,200                           20,667
 9/30/2013                 21,400                           21,630
10/31/2013                 22,366                           22,540
11/30/2013                 22,772                           23,200
12/31/2013                 23,108                           23,847
 1/31/2014                 23,099                           23,189
 2/28/2014                 24,437                           24,376
 3/31/2014                 23,334                           24,102
 4/30/2014                 22,807                           24,003
 5/31/2014                 23,759                           24,711
 6/30/2014                 24,399                           25,273
 7/31/2014                 24,344                           24,795
 8/31/2014                 25,381                           25,950
 9/30/2014                 25,108                           25,496
10/31/2014                 25,654                           26,234
11/30/2014                 25,871                           27,015
12/31/2014                 25,647                           26,814
 1/31/2015                 25,258                           26,388
 2/28/2015                 26,202                           28,158
 3/31/2015                 26,231                           27,900
 4/30/2015                 25,706                           27,964
 5/31/2015                 26,348                           28,406
 6/30/2015                 26,669                           27,974
 7/31/2015                 27,078                           28,854
 8/31/2015                 25,365                           27,067
 9/30/2015                 24,800                           26,314
10/31/2015                 26,134                           28,521
11/30/2015                 26,212                           28,673
12/31/2015                 25,866                           28,180
 1/31/2016                 24,591                           26,496
 2/29/2016                 24,647                           26,472
 3/31/2016                 25,943                           28,275
 4/30/2016                 25,533                           28,055
 5/31/2016                 26,021                           28,615
 6/30/2016                 25,777                           28,501
 7/31/2016                 26,841                           29,885
 8/31/2016                 27,140                           29,771
 9/30/2016                 27,229                           29,904
10/31/2016                 26,331                           29,114
11/30/2016                 26,265                           29,890
12/31/2016                 26,216                           30,263
 1/31/2017                 27,613                           31,242
 2/28/2017                 28,458                           32,500
 3/31/2017                 29,101                           32,876
 4/30/2017                 30,148                           33,617
 5/31/2017                 30,982                           34,404
 6/30/2017                 31,557                           34,406
 7/31/2017                 32,796                           35,271
 8/31/2017                 33,821                           35,864
 9/30/2017                 34,384                           36,445
10/31/2017                 35,556                           37,790
11/30/2017                 36,288                           38,934
12/31/2017                 35,772                           39,217
 1/31/2018                 39,844                           41,898
 2/28/2018                 38,802                           40,792
 3/31/2018                 37,452                           39,799
 4/30/2018                 37,428                           39,930
 5/31/2018                 39,587                           41,740
 6/30/2018                 39,648                           42,136
 7/31/2018                 39,881                           43,333
 8/31/2018                 42,482                           45,728
 9/30/2018                 41,451                           45,879
10/31/2018                 37,587                           41,645



                        Class A            Class C            Class W
                   ------------------ ------------------ ------------------
      AIG          Average            Average            Average
Focused Multi-Cap  Annual  Cumulative Annual  Cumulative Annual  Cumulative
    Growth#        Return   Return+   Return   Return+   Return   Return+
-----------------  ------- ---------- ------- ---------- ------- ----------
1 Year Return      -0.65%     5.41%    3.79%     4.74%    5.64%     5.64%
---------------------------------------------------------------------------
5 Year Return       9.64%    68.06%   10.20%    62.51%   11.14%    69.54%
---------------------------------------------------------------------------
10 Year Return     14.16%   298.91%      N/A       N/A      N/A       N/A
---------------------------------------------------------------------------
Since Inception*    9.67%   261.12%   13.03%   129.23%   13.98%   142.63%
---------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 07/28/05; Class C: 01/24/12; Class W: 01/24/12
# For the purpose of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and the CDSC with respect to the Class C shares has been deducted as applicable.

For the 12 month period ended October 31, 2018, the AIG Focused Multi-Cap Growth Class A returned -0.65%, compared to 10.20% for the Russell 3000(R) Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund Shares.)

The Fund acquired the assets and assumed the liabilities of the SunAmerica Focused Alpha Growth Fund, Inc. (the "Predecessor Fund"), a closed-end investment company also advised by SunAmerica, in a reorganization that occurred on January 23, 2012 (the "Reorganization"). Prior to the Reorganization, the Fund had no operating history and the performance information in the graph and the table reflects the performance of the Predecessor Fund through the Reorganization. The Predecessor Fund may have performed differently if it were an open-end fund since closed-end funds are generally not subject to the cash flow fluctuations of an open-end fund. The performance figures above for the period prior to the Reorganization were calculated using the actual operating expenses of the Predecessor Fund, which were lower than those of the Fund. If the Fund's higher operating expenses were applied to the performance for the period prior to the Reorganization, the performance would have been lower.
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum sales charge: Class A: 5.75%, Class C: 1.00% CDSC. The Fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.
@ The Russell 3000(R) Growth Index measures the performance of those Russell
  3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000(R) Index consists of the 3,000 largest U.S. companies based on total market capitalization. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

AIG Income Explorer Fund

For the annual period ended October 31, 2018, Class A shares of the AIG Income Explorer Fund returned -3.42% (before maximum sales charge). The Fund underperformed a blended benchmark composed of 60% MSCI World Index (Net)/*/ and 40% Bloomberg Barclays U.S. Aggregate Bond Index./*/ The blended benchmark returned 0.01% for the same period. The components of the blended benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad-based fixed income market index, returned -2.05%, and the MSCI World Index (Net), a broad-based global equity market index, returned 1.16%, for the same annual period.

The Fund seeks to achieve its investment objective of high current income and, secondarily, capital appreciation by strategically allocating its assets among a preferred securities strategy, closed-end fund strategy and global dividend equity strategy. Through this combination of investments, the portfolio management teams expect to gain exposure to a broad range of income-producing investments, including both fixed income and equity securities.

The Fund brings together SunAmerica Asset Management, LLC ("SunAmerica") and Cohen & Steers Capital Management, Inc. ("Cohen & Steers"). SunAmerica, the Fund's investment adviser, is responsible for determining the allocation among the different sleeves of the Fund and for managing the global dividend equity strategy. Cohen & Steers manages the preferred securities and closed-end fund sleeves of the Fund.

Below, Timothy Pettee, lead portfolio manager of the Fund and SunAmerica's Chief Investment Officer, discusses SunAmerica's portion of the Fund's performance during the annual period. SunAmerica manages the global dividend equity strategy sleeve of the Fund.

Our portion of the Fund underperformed the MSCI World Index during the annual period. Individual stock selection as well as country allocation overall detracted. Sector allocation as a whole contributed positively, albeit modestly.

From a sector perspective, having an underweighted allocation to and weak stock selection in Information Technology, which was among the best-performing sectors in the MSCI World Index during the annual period, detracted most. Individual stock selection in Industrials, Utilities, Consumer Staples and Telecommunication Services also dampened our portion of the Fund's relative results. Having an underweight to Health Care, which outperformed the MSCI World Index during the annual period, hurt as well. Only partially offsetting these detractors was the positive contribution made by having an overweighted allocation to and effective stock selection in the strongly performing Consumer Discretionary sector. Having underweight exposures to the weaker Financials and Industrials sectors and strong individual security selection among Health Care companies also proved beneficial.

Regionally, positioning decisions in Taiwan, Brazil, Turkey, France and the U.K. detracted the most from relative results. Conversely, our portion of the Fund benefited from positioning in Russia, Norway and Sweden. Having an underweight exposure to the U.S. negatively affected results, but it was more than offset by effective domestic stock selection. Stock selection among Australian equities also added value.

Among individual holdings, notable laggards included Taiwan-based touch screen manufacturer General Interface Solution Holding, Ltd., Taiwan-based semiconductor company Nanya Technology Corp., Turkish petroleum refiner Tupras Turkiye Petrol Rafinerileri AS, Turkish petrochemicals manufacturer Petkim Petrokimya Holding AS and Spain-based food products retailer Distribuidora Internacional de Alimentacion SA. In addition, not owning U.S.-based Information Technology giant Apple, Inc. hurt relative results. Positions in U.S. department store retailer Macy's, Inc., U.S. discount retailer Kohl's Corp., U.S. hard disk drive manufacturer Seagate Technology PLC, Russian oil and gas company Lukoil PJSC and Norway-based fish farming plant Marine Harvest ASA were among the top positive contributors to our portion of the Fund's relative performance during the annual period.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)


Below, Doug Bond and William Scapell, portfolio managers at Cohen & Steers, discuss Cohen & Steers' portions of the Fund's performance during the annual period. Mr. Bond and Mr. Scapell of Cohen & Steers manage the closed-end fund and preferred securities sleeves of the Fund, respectively.

Closed-End Fund Sleeve: Closed-end funds overall posted negative returns during the annual period, although there were pockets of strength by sector. All three major closed-end fund categories - equity, taxable fixed income and municipal - saw discounts to their underlying net asset values widen during the annual period. That said, market conditions, including economic expansion, rising U.S. interest rates and heightened volatility, resulted in equity closed-end funds outperforming fixed income closed-end funds during the annual period. In that context, the performance of our portion of the Fund relative to the Morningstar All Taxable Fixed Income Index,+ an index that tracks the weighted average market price of closed-end funds that invest in taxable fixed income securities, benefited significantly by its out-of-Index allocation to equity strategy closed-end funds.

Within our portion of the Fund's allocation to fixed income strategy closed-end funds, an overweight in multi-sector fixed income closed-end funds helped relative performance. Our portion of the Fund's underweight in emerging market income closed-end funds also contributed positively to performance. Conversely, its underweight in senior loan closed-end funds detracted.

Security selection contributed most positively to our portion of the Fund's relative return in the multi-sector fixed income closed-end funds category, followed by security selection in the preferred securities closed-end funds category. On the other hand, security selection in the high yield, global income and senior loan closed-end fund categories detracted from relative results.

Preferred Securities Sleeve: Fixed income sectors generally posted negative absolute returns during the annual period amid economic expansion and higher interest rates, particularly in the U.S. Rate-sensitive sectors, such as U.S. Treasuries and long-term investment grade corporate bonds declined most. Shorter-duration and credit-sensitive sectors, including preferred securities, declined as well but more modestly so. Preferred securities issued by banks, which account for the majority of the preferred securities market, generally posted modest declines, although they outperformed the broad preferred securities sector. Banks reported earnings that remained healthy overall from a credit perspective, with strong capital levels and low loan losses. However, there were signs of a slowdown in loan growth, a trend toward higher deposit costs, and increased spending on payrolls and technology upgrades. Contingent capital securities, a relatively new and evolving source of Tier 1 capital issued primarily by European banks, struggled during the annual period as economic growth in Europe slowed from its strong pace in 2017 and as political uncertainties in Italy, Spain and Germany added to the risk premiums demanded by investors.

Relative to a blended index - 50% BofA Merrill Lynch Capital Securities Index++ and 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index++ - which tracks various aspects of the preferred securities market, our portion of the Fund benefited from favorable security selection in the real estate, utilities and telecommunications segments of the market. From an individual security perspective, the top positive contributors were out-of-blended index issues from Ally Financial and Wells Fargo, whose issues each saw solid gains during the annual period. Also boosting the preferred securities sleeve's relative results was its defensive positioning against rising interest rates by being, for example, underweight low coupon, longer duration securities, which lagged the blended index during the annual period.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)


Detracting from our portion of the Fund's relative performance was security selection in the banking and brokerage segments of the market. Individual securities that hindered relative results most included an out-of-blended index issue from European insurance company La Mondiale SAM, which experienced a double-digit decline during the annual period.

--------
Past performance is no guarantee of future results. Diversification does not guarantee a profit or protect against a loss.

* The MSCI World Index (Net) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. It consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

+ The Morningstar All Taxable Fixed Income Index is a weighted average of the market price of closed-end funds that invest in taxable fixed-income securities.

++ The BofA Merrill Lynch Capital Securities Index is a sub-set of the BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and callable securities. The BofA Merrill Lynch U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must be rated investment-grade (based on an average of Moody's, S&P and Fitch) and must have an investment-grade-rated country of risk (based on an average of Moody's, S&P and Fitch foreign-currency long-term sovereign debt ratings). The BofA Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. Qualifying securities must be rated investment-grade (based on an average of Moody's, S&P and Fitch) and must have an investment-grade-rated country of risk (based on an average of Moody's, S&P and Fitch foreign-currency long-term sovereign debt ratings).

Indices are not managed and an investor cannot invest directly in an index.

The Fund is actively managed and its holdings are subject to change. Accordingly, securities listed may or may not be a part of current portfolio construction.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

Since inception, $10,000 invested in AIG Income Explorer Fund Class A shares would be valued at $12,109. The same amount invested in securities mirroring the performance of the Blended Benchmark [MSCI World Index (Net) (60%) and Bloomberg Barclays U.S. Aggregate Bond Index (40%)], the MSCI World Index (Net) and the Bloomberg Barclays U.S. Aggregate Bond Index would be valued at $13,662, $15,506 and $11,096, respectively.

                                    [CHART]

                                   Blended
                                  Banchmark
                                (MSCI World
                  AIG            (net)(60%)
                 Income         and Barclays                       Barclays US
                Explorer        US Aggregate       MSCI World       Aggregate
   Date      Fund Class A#     Bond Index (40%)   Index (net)++    Bond Index@
----------  ---------------  -----------------  ---------------  --------------
  7/1/2013       9,422             10,000           10,000           10,000
 7/31/2013       9,555             10,271           10,447           10,008
 8/31/2013       9,355             10,119           10,225            9,956
 9/30/2013       9,629             10,461           10,736           10,051
10/31/2013       9,896             10,741           11,157           10,132
11/30/2013       9,824             10,839           11,355           10,094
12/31/2013       9,951             10,952           11,595           10,037
 1/31/2014       9,887             10,774           11,166           10,185
 2/28/2014      10,205             11,120           11,725           10,239
 3/31/2014      10,336             11,122           11,742           10,222
 4/30/2014      10,604             11,228           11,862           10,308
 5/31/2014      10,744             11,412           12,095           10,426
 6/30/2014      10,933             11,537           12,312           10,431
 7/31/2014      10,755             11,414           12,115           10,405
 8/31/2014      10,970             11,616           12,382           10,520
 9/30/2014      10,600             11,395           12,046           10,448
10/31/2014      10,617             11,484           12,124           10,551
11/30/2014      10,665             11,655           12,367           10,626
12/31/2014      10,384             11,546           12,167           10,636
 1/31/2015      10,400             11,518           11,947           10,859
 2/28/2015      10,663             11,879           12,647           10,757
 3/31/2015      10,535             11,790           12,449           10,807
 4/30/2015      10,792             11,939           12,741           10,768
 5/31/2015      10,658             11,952           12,785           10,742
 6/30/2015      10,386             11,733           12,488           10,625
 7/31/2015      10,262             11,892           12,712           10,699
 8/31/2015       9,926             11,413           11,871           10,683
 9/30/2015       9,694             11,191           11,433           10,755
10/31/2015      10,151             11,724           12,339           10,757
11/30/2015      10,000             11,677           12,277           10,729
12/31/2015       9,898             11,539           12,061           10,694
 1/31/2016       9,663             11,188           11,340           10,841
 2/29/2016       9,643             11,170           11,255           10,918
 3/31/2016      10,231             11,666           12,019           11,018
 4/30/2016      10,471             11,794           12,209           11,061
 5/31/2016      10,407             11,835           12,278           11,064
 6/30/2016      10,607             11,841           12,140           11,262
 7/31/2016      11,049             12,171           12,653           11,334
 8/31/2016      11,156             12,171           12,664           11,321
 9/30/2016      11,160             12,207           12,731           11,314
10/31/2016      11,075             12,028           12,485           11,227
11/30/2016      10,914             12,018           12,664           10,962
12/31/2016      11,127             12,197           12,967           10,977
 1/31/2017      11,460             12,384           13,280           10,999
 2/28/2017      11,656             12,623           13,649           11,073
 3/31/2017      11,731             12,701           13,794           11,067
 4/30/2017      11,985             12,853           13,998           11,152
 5/31/2017      12,121             13,056           14,294           11,238
 6/30/2017      12,226             13,081           14,349           11,227
 7/31/2017      12,505             13,291           14,693           11,275
 8/31/2017      12,406             13,350           14,714           11,376
 9/30/2017      12,563             13,504           15,044           11,322
10/31/2017      12,538             13,661           15,328           11,329
11/30/2017      12,526             13,831           15,660           11,314
12/31/2017      12,786             13,969           15,872           11,366
 1/31/2018      12,941             14,347           16,710           11,235
 2/28/2018      12,770             13,936           16,018           11,129
 3/31/2018      12,703             13,789           15,669           11,200
 4/30/2018      12,716             13,843           15,849           11,117
 5/31/2018      12,628             13,935           15,948           11,196
 6/30/2018      12,600             13,924           15,940           11,182
 7/31/2018      12,788             14,186           16,438           11,185
 8/31/2018      12,750             14,328           16,642           11,257
 9/30/2018      12,693             14,339           16,734           11,184
10/31/2018      12,109             13,662           15,506           11,096



                            Class A            Class C            Class W
                       ------------------ ------------------ ------------------
                       Average            Average            Average
        AIG            Annual  Cumulative Annual  Cumulative Annual  Cumulative
Income Explorer Fund#  Return   Return+   Return   Return+   Return   Return+
---------------------  ------- ---------- ------- ---------- ------- ----------
1 Year Return          -8.95%    -3.42%   -4.99%    -4.07%   -3.24%    -3.24%
-------------------------------------------------------------------------------
5 Year Return           2.89%    22.36%    3.44%    18.41%    4.33%    23.58%
-------------------------------------------------------------------------------
10 Year Return            N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------------
Since Inception*        3.65%    28.52%    4.13%    24.10%    5.02%    29.88%
-------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 07/02/13; Class C: 07/02/13; Class I: 07/02/13
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and that the CDSC with respect to the Class C shares has been deducted as applicable.

For the 12 month period ended October 31, 2018, the AIG Income Explorer Fund Class A returned -8.95%, compared to 0.01% for the Blended Benchmark [MSCI World Index (Net) (60%) and the Bloomberg Barclays US Aggregate Bond Index (40%)], 1.16% for the MSCI World Index (Net) and -2.05% for the Bloomberg Barclays US Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The Fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

++ The MSCI World Index (Net) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets consisting of 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Israel, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
@ The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

  Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

AIG Small-Cap Fund

For the annual period ended October 31, 2018, Class A shares of the AIG Small-Cap Fund returned 4.05% (before maximum sales charge). The Fund outperformed its benchmark, the Russell 2000(R) Index,/*/ which returned 1.85% for the same period.

The Fund seeks to achieve its investment objective of long-term growth of capital primarily by strategically allocating its assets between a small-cap index strategy and an actively-managed micro-cap growth strategy. The small-cap index strategy provides broad exposure to small-cap stocks by tracking the Russell 2000(R) Index, and the micro-cap strategy is actively managed to enhance alpha potential relative to the Russell Microcap(R) Index.+

SunAmerica Asset Management, LLC ("SunAmerica") is the Fund's investment adviser, managing the overall asset allocations and the index strategy. Cadence Capital Management, LLC ("Cadence") is the portfolio manager of the micro-cap growth strategy. The Fund will generally allocate approximately 40-60% of its assets to each strategy.

Below, Timothy Campion, lead portfolio manager of the Fund and Senior Vice President at SunAmerica, discusses SunAmerica's portion of the Fund's performance during the annual period. SunAmerica manages the small-cap index sleeve of the Fund.

Our portion of the Fund closely tracked the return of the Russell 2000(R) Index during the annual period. U.S. small-cap stocks underperformed all other capitalization segments of the U.S. equity market during the annual period, as measured by the Russell indices. Still, there was great dispersion among the performance of the sectors of the Russell 2000(R) Index during the annual period. Telecommunication Services, Health Care and Consumer Staples were the best relative performers in terms of total return, each sector posting a robust double-digit gain. Conversely, Materials, Energy and Real Estate were weakest, each posting a solidly negative return during the annual period.

Among individual holdings, several Health Care companies were among the top positive contributors to the Russell 2000(R) Index and to our portion of the Fund's relative performance during the annual period. These included Nektar Therapeutics, Sarepta Therapeutics, Inc., AveXis, Inc. and SAGE Therapeutics, Inc. GrubHub, Inc., a provider of online/mobile restaurant delivery services, also posted strong results. Notable laggards included Clovis Oncology, Inc. and Puma Biotechnology, Inc., each of the Pharmaceuticals & Biotechnology industry of the Health Care sector; McDermott International, Inc. of the Energy sector; Dana, Inc. of the Automobiles & Components industry of the Consumer Discretionary sector; and Maxar Technologies Ltd. of the Technology Hardware and Equipment industry of the Information Technology sector.

Each sector and stock in the Russell 2000(R) Index was represented in our portion of the Fund with approximately the same weighting as in the Index and therefore had a similar effect.

Below, Michael Skillman, portfolio manager, managing director and Chief Executive Officer at Cadence, discusses Cadence's portion of the Fund's performance during the annual period. Cadence manages the micro-cap sleeve of the Fund.

Our portion of the Fund outperformed the return of the Russell 2000(R) Index during the annual period, driven by strong stock selection across several sectors. The Consumer Staples sector was the biggest positive contributor to our portion of the Fund's relative outperformance both on a relative and absolute basis. The biggest gainer in the sector was Medifast, Inc., a purveyor of weight loss and healthy living products, which enjoyed a substantial jump in both sales and earnings, led by its Optiva-branded products. During the annual period, Medifast, Inc. consistently beat earnings estimates and surpassed revenue targets while ratcheting up forward guidance targets. We exited the position in mid-June 2018 after what we viewed as stellar price performance. Financials was another positive contributor to our portion of the Fund's results, with strong stock selection in both the Diversified Financials and Insurance industries, though Banking was a notable detractor. Our top pick was Health Insurance Innovations, Inc., a developer/administrator of

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

web-based individual health insurance plans. During the annual period, the company surpassed earnings and revenue expectations and also benefited from some advantageous regulatory changes enacted during the summer.

The largest individual positive contributor to our portion of the Fund's results was in Health Care - namely, Tabula Rasa Healthcare, Inc., which offers a cloud-based patient-specific technology solution to optimize medication regimens. The company focuses on reducing adverse drug events, enhancing compliance and ultimately improving quality of care and medication outcomes. Interest in this area grew along with the company's earnings before interest, taxes, depreciation and amortization, pushing its stock price higher during the annual period. Stock selection overall in Industrials proved beneficial, with Vicor Corp., a producer of modular power systems, being the top contributor within the sector, though Daseke, Inc., a domestic provider of flatbed and specialized freight logistics solutions, was among our portion of the Fund's biggest detractors.

Consumer Discretionary was the biggest sector detractor from our portion of the Fund's relative results. Both having an underweight to the strongly performing sector and stock selection within the sector was disappointing. From an industry perspective, gains in Leisure Products and Restaurants were more than offset by losses in Auto Parts, Automobiles and Specialty Apparel. The biggest individual detractor in the sector was Horizon Global Corp., a provider of towing and trailering equipment, which is in the midst of a turnaround. Poor performance and even worse guidance in the first calendar quarter caused a downdraft in its stock, which led us to exit the position soon after. Retailing was another drag on relative performance, as our portion of the Fund had only a modest exposure to this strongly performing industry.

Other significant detractors could be found in the Semiconductor industry of the Information Technology sector. Amtech Systems, Inc., a provider of furnace systems for solar cell and semiconductor manufacturers was a lead detractor from our portion of the Fund's results. We eliminated the position in the early spring, as demand from China softened. Ichor Holdings Ltd. was another detractor within the Semiconductor industry that saw its share price decline.

--------
Past performance is no guarantee of future results. Diversification does not guarantee a profit or protect against a loss.

* The Russell 2000(R) Index measures the performance of approximately 2,000 small-cap companies in the Russell 3000(R) Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000(R) Index serves as a benchmark for small-cap stocks in the United States. The weighted average market capitalization for companies in the Russell 2000(R) Index is about
US$1.3 billion.

+ The Russell Microcap(R) Index is a capitalization-weighted index of 2,000 small-cap and micro-cap stocks that captures the smallest 1,000 companies in the Russell 2000(R) Index, plus 1,000 smaller U.S.-based listed stocks. The Russell Microcap(R) Index is recalculated annually to prevent growing stocks from distorting index performance, and to include new entrants. The Russell Microcap(R) Index represents just 3% of the overall U.S. equity market by capitalization.

Indices are not managed and an investor cannot invest directly in an index.

A portion of the Fund is actively managed and its holdings are subject to change. Accordingly, securities listed may or may not be a part of current portfolio construction.

        SunAmerica Specialty Series
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

Since inception, $10,000 invested in AIG Small-Cap Fund Class A shares would be valued at $14,905. The same amount invested in securities mirroring the performance of the Russell(R) 2000 Index would be valued at $14,740.

                              [CHART]

                   AIG Small-Cap
   Date            Fund Class A#          Russell 2000(R) Index
----------         --------------         -------------------
  2/5/2014            9,422                     10,000
 2/28/2014            9,981                     10,827
 3/31/2014            9,881                     10,753
 4/30/2014            9,384                     10,336
 5/31/2014            9,410                     10,419
 6/30/2014            9,893                     10,973
 7/31/2014            9,209                     10,309
 8/31/2014            9,692                     10,820
 9/30/2014            9,127                     10,166
10/31/2014            9,730                     10,836
11/30/2014            9,698                     10,846
12/31/2014           10,107                     11,155
 1/31/2015            9,824                     10,796
 2/28/2015           10,327                     11,437
 3/31/2015           10,660                     11,636
 4/30/2015           10,402                     11,339
 5/31/2015           10,565                     11,598
 6/30/2015           10,798                     11,685
 7/31/2015           10,791                     11,549
 8/31/2015           10,188                     10,824
 9/30/2015            9,742                     10,293
10/31/2015           10,314                     10,872
11/30/2015           10,578                     11,226
12/31/2015           10,091                     10,662
 1/31/2016            9,242                      9,725
 2/29/2016            9,112                      9,724
 3/31/2016            9,783                     10,501
 4/30/2016           10,030                     10,665
 5/31/2016           10,311                     10,906
 6/30/2016           10,379                     10,899
 7/31/2016           11,064                     11,549
 8/31/2016           11,146                     11,754
 9/30/2016           11,393                     11,885
10/31/2016           10,790                     11,320
11/30/2016           11,962                     12,582
12/31/2016           12,308                     12,934
 1/31/2017           12,287                     12,985
 2/28/2017           12,548                     13,236
 3/31/2017           12,682                     13,253
 4/30/2017           12,929                     13,399
 5/31/2017           12,597                     13,126
 6/30/2017           13,020                     13,580
 7/31/2017           13,133                     13,681
 8/31/2017           13,302                     13,507
 9/30/2017           14,219                     14,350
10/31/2017           14,325                     14,472
11/30/2017           14,572                     14,889
12/31/2017           14,490                     14,829
 1/31/2018           14,741                     15,216
 2/28/2018           14,154                     14,627
 3/31/2018           14,475                     14,816
 4/30/2018           14,655                     14,945
 5/31/2018           15,641                     15,852
 6/30/2018           15,884                     15,965
 7/31/2018           15,899                     16,243
 8/31/2018           16,854                     16,944
 9/30/2018           16,502                     16,536
10/31/2018           14,905                     14,740


                          Class A            Class C            Class W
                     ------------------ ------------------ ------------------
                     Average            Average            Average
                     Annual  Cumulative Annual  Cumulative Annual  Cumulative
AIG Small-Cap Fund#  Return   Return+   Return   Return+   Return   Return+
-------------------  ------- ---------- ------- ---------- ------- ----------
1 Year Return        -1.94%     4.05%    2.41%     3.34%    4.29%     4.29%
-----------------------------------------------------------------------------
5 Year Return           N/A       N/A      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------
10 Year Return          N/A       N/A      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------
Since Inception*      8.80%    58.19%    9.44%    53.27%   10.39%    59.65%
-----------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 02/06/14; Class C: 02/06/14; Class W: 02/06/14
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and that the CDSC with respect to the Class C shares has been deducted as applicable.

For the 12 month period ended October 31, 2018, the AIG Small-Cap Fund Class A returned -1.94%, compared to 1.85% for the Russell(R) 2000 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The Fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.
@ The Russell 2000(R) Index measures the performance of approximately 2,000 small-cap companies in the Russell 3000(R) Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000(R) Index serves as a benchmark for small-cap stocks in the United States. The weighted average market capitalization for companies in the Russell 2000(R) Index is about US$1.3 billion. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Specialty Series
        SUPPLEMENTS TO THE PROSPECTUS

              THESE SUPPLEMENTS ARE NOT PART OF THE ANNUAL REPORT

                          SunAmerica Specialty Series
                             AIG ESG Dividend Fund
                                 (the "Fund")

   Supplement dated November 19, 2018, to the Summary Prospectus, Prospectus
                    and Statement of Additional Information
       each dated February 28, 2018, as supplemented and amended to date

Effective November 19, 2018, SunAmerica Asset Management, LLC has agreed to modify the expense caps on total expenses to reduce the net expenses paid by shareholders of the Fund. Accordingly, the following changes to the Summary Prospectus, Prospectus and Statement of Additional Information are effective as of November 19, 2018:

The table in the section of the Fund's Summary Prospectus entitled "Fees and Expenses of the Fund" and the table in the subsection of the Fund's Prospectus entitled "Fund Highlights - Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

                                                                                            Class A Class C Class W
                                                                                            ------- ------- -------
Shareholder Fees
  (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)......................................................  5.75%   None    None
Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of the amount redeemed or original purchase cost)/(1)/....  None    1.00%   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................................  None    None    None
Annual Fund Operating Expenses
  (expenses that you pay each year as a percentage of the value of your investment)
Management Fees............................................................................  0.75%   0.75%   0.75%
Distribution and/or Service (12b-1) Fees...................................................  0.35%   1.00%   None
Other Expenses.............................................................................  1.41%   5.28%   5.45%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement........  2.51%   7.03%   6.20%
Fee Waiver and/or Expense Reimbursement/(2)(3)/............................................  1.38%   5.25%   5.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(2)(3)/.  1.13%   1.78%   0.93%

--------
(1) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 7-9 of the Prospectus for more information about the CDSCs.

(2) Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.13%, 1.78% and 0.93% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the trustees of the Board of Trustees who are not "interested persons" of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

(3) Any waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.

        SunAmerica Specialty Series
        SUPPLEMENTS TO THE PROSPECTUS


The example in the section of the Fund's Summary Prospectus entitled "Fees and Expenses of the Fund" and the example in the subsection of the Fund's Prospectus entitled "Fund Highlights - Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

                                    1 Year 3 Years 5 Years 10 Years
                                    ------ ------- ------- --------
             AIG ESG Dividend Fund
             Class A...............  $684   $913   $1,161   $1,871
             Class C...............   281    560      964    2,095
             Class W...............    95    296      515    1,143

You would pay the following expenses if you did not redeem your shares:

                                    1 Year 3 Years 5 Years 10 Years
                                    ------ ------- ------- --------
             AIG ESG Dividend Fund
             Class A...............  $684   $913   $1,161   $1,871
             Class C...............   181    560      964    2,095
             Class W...............    95    296      515    1,143

The seventh paragraph of the subsection of the Fund's Statement of Additional Information entitled "Management of the Fund - The Adviser" is deleted in its entirety and replaced with the following:

   Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed the following amounts in the table below.

                             Total Annual Fund Operating Expenses
                             (as a percentage of average daily net assets)
                             ---------------------------------------------
                             Class                            %
                                        -----             -----
                             Class A Shares.............. 1.13%
                             Class C Shares.............. 1.78%
                             Class W Shares.............. 0.93%

The ninth paragraph of the subsection of the Fund's Statement of Additional Information entitled "Management of the Fund - The Adviser" is deleted in its entirety and replaced with the following:

   Further, any waivers and/or reimbursements made by SunAmerica with respect to the Fund pursuant to the Expense Limitation Agreement are subject to recoupment from the Fund within the two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any. The potential reimbursements are accounted for as possible contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable, but will appear as footnote disclosure to the Fund's financial statements. At such time as it appears probable that the Fund is able to effect such reimbursement and that SunAmerica intends to seek such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus and/or the Statement of Additional Information.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

        SunAmerica Specialty Series
        SUPPLEMENTS TO THE PROSPECTUS

                          SunAmerica Specialty Series
                       AIG Focused Multi-Cap Growth Fund
                                 (the "Fund")

   Supplement dated November 19, 2018, to the Summary Prospectus, Prospectus
                    and Statement of Additional Information
       each dated February 28, 2018, as supplemented and amended to date

Effective November 19, 2018, SunAmerica Asset Management, LLC ("SunAmerica") has agreed to modify the expense caps on total expenses to reduce the net expenses paid by shareholders of the Fund. In addition, pursuant to an Advisory Fee Waiver Agreement, SunAmerica has contractually agreed to waive a portion of its fees payable by the Fund through February 29, 2020. The Board of Trustees also approved Subadvisory Fee Waiver Agreements by and between SunAmerica and each of Marsico Capital Management, LLC ("Marsico") and BAMCO, Inc. ("BAMCO"), the Fund's subadvisers, with respect to the Fund. Effective November 19, 2018, pursuant to the Subadvisory Fee Waiver Agreements, Marsico and BAMCO have each contractually agreed to waive a portion of its fees payable by SunAmerica, with respect to the Fund, through February 29, 2020. Accordingly, the following changes to the Summary Prospectus, Prospectus and Statement of Additional Information are effective as of November 19, 2018:

The table in the section of the Fund's Summary Prospectus entitled "Fees and Expenses of the Fund" and the table in the subsection of the Fund's Prospectus entitled "Fund Highlights - AIG Focused Multi-Cap Growth Fund - Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

                                                                                               Class A Class C Class W
                                                                                               ------- ------- -------
Shareholder Fees
  (fees paid directly from your investment)...................................................
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).........................................................  5.75%   None    None
Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of the amount redeemed or original purchase cost)/(1)/.......  None    1.00%   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...................................  None    None    None
Maximum Account Fee...........................................................................  None    None    None
Annual Fund Operating Expenses
  (expenses that you pay each year as a percentage of the value of your investment)...........
Management Fees...............................................................................  1.00%   1.00%   1.00%
Distribution and/or Service (12b-1) Fees......................................................  0.35%   1.00%   None
Other Expenses................................................................................  0.31%   0.32%   0.48%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement...........  1.66%   2.32%   1.48%
Fee Waiver and/or Expense Reimbursement/(2)(3)(4)/............................................  0.53%   0.54%   0.55%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(2)(3)(4)/.  1.13%   1.78%   0.93%

--------
(1) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 13-15 of the Prospectus for more information about the CDSCs.

(2) Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica" or the "Adviser") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.13%, 1.78% and 0.93% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the trustees of the Board of Trustees who are not "interested persons" of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

(3) Any waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not

        SunAmerica Specialty Series
        SUPPLEMENTS TO THE PROSPECTUS

   be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.

(4) Pursuant to an Advisory Fee Wavier Agreement, effective through
    February 29, 2020, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.90% of average daily net assets. This agreement may be modified or discontinued prior to February 29, 2020, only with the approval of the Board of Trustees, including a majority of the Independent Trustees.

The example in the section of the Fund's Summary Prospectus entitled "Fees and Expenses of the Fund" and the example in the subsection of the Fund's Prospectus entitled "Fund Highlights - AIG Focused Multi-Cap Growth Fund - Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

                                          1 Year 3 Years 5 Years 10 Years
                                          ------ ------- ------- --------
       AIG Focused Multi-Cap Growth Fund
       Class A...........................  $684   $913   $1,161   $1,871
       Class C...........................   281    560      964    2,095
       Class W...........................    95    296      515    1,143

You would pay the following expenses if you did not redeem your shares:

                                          1 Year 3 Years 5 Years 10 Years
                                          ------ ------- ------- --------
       AIG Focused Multi-Cap Growth Fund
       Class A...........................  $684   $913   $1,161   $1,871
       Class C...........................   181    560      964    2,095
       Class W...........................    95    296      515    1,143

In the subsection of the Fund's Prospectus entitled "Fund Management - Adviser," the fourth paragraph is deleted in its entirety and replaced with the following:

Pursuant to an Advisory Fee Waiver Agreement, effective November 19, 2018, through February 29, 2020, SunAmerica has contractually agreed to waive its management fee with respect to the AIG Focused Multi-Cap Growth Fund so that the management fee payable by the Fund to SunAmerica equals 0.90% of average daily net assets. In addition, pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent noted in the footnotes of the Fees and Expenses Table for each Fund. Any waivers and/or reimbursements made by SunAmerica with respect to a Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any. The potential amount of the recoupment is accounted for as a contingent liability that is not recordable on the balance sheet of a Fund until collection is probable, but appears as footnote disclosure to each Fund's financial statements. At such time as it appears probable that a Fund is able to effect such recoupment and that SunAmerica intends to seek such recoupment, the amount of the recoupment will be accrued as an expense of the Fund for that current period.

The subsection of the Fund's Prospectus entitled "Fund Management - Information About Subadvisers" is amended to add the following after the table:

Pursuant to Subadvisory Fee Waiver Agreements, effective November 19, 2018, through February 29, 2020, each of Marsico and BAMCO has contractually agreed to waive a portion of its subadvisory fee payable by SunAmerica with respect to the AIG Focused Multi-Cap Growth Fund.

        SunAmerica Specialty Series
        SUPPLEMENTS TO THE PROSPECTUS


The subsection of the Fund's Statement of Additional Information entitled "Management of the Funds - Adviser" is amended by adding the following after the seventh paragraph:

   Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Focused Multi-Cap Growth Fund so that the advisory fee rate payable by the Fund to SunAmerica under the Investment Advisory and Management Agreement is 0.90% of the Fund's average daily net assets. The Advisory Fee Waiver Agreement will continue in effect until February 29, 2020, and from year to year thereafter provided such continuance is agreed to by SunAmerica and approved by a majority of the Trustees of the Trust who (i) are not "interested persons" of the Trust or the Adviser, as defined in the 1940 Act, and
   (ii) have no direct or indirect financial interest in the operation of the Advisory Fee Waiver Agreement. Upon termination of the Investment Advisory and Management Agreement with respect to the Focused Multi-Cap Growth Fund, the Advisory Fee Waiver Agreement shall automatically terminate.

The ninth paragraph of the subsection of the Fund's Statement of Additional Information entitled "Management of the Funds - Adviser," solely as it pertains to the Fund, is deleted in its entirety and replaced with the following:

   Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed the following amounts in the table below.

                     Total Annual Fund Operating Expenses
                 (as a percentage of average daily net assets)
                 ---------------------------------------------
             Fund                           Class A Class C Class W
             ----                           ------- ------- -------
             Focused Multi-Cap Growth Fund.  1.13%   1.78%   0.93%

The eleventh paragraph of the subsection of the Fund's Statement of Additional Information entitled "Management of the Funds - Adviser" is deleted in its entirety and replaced with the following:

   Further, any waivers and/or reimbursements made by SunAmerica with respect to a Fund pursuant to the Expense Limitation Agreement are subject to recoupment from the Fund within the two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any. The potential reimbursements are accounted for as possible contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable, but will appear as footnote disclosure to a Fund's financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement and that SunAmerica intends to seek such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

The subsection of the Fund's Statement of Additional Information entitled "Management of the Funds - The Subadvisers" is amended by adding the following after the second paragraph:

   Pursuant to Subadvisory Fee Waiver Agreements, each of Marsico and BAMCO is contractually obligated to waive a portion of its subadvisory fee payable by SunAmerica with respect to the Focused Multi-Cap Growth Fund. Each Subadvisory Fee Waiver Agreement shall continue in effect through February 29, 2020, and from year to year thereafter provided such continuance is agreed to by the Subadviser and approved by a majority of the Trustees of the Trust who (i) are not "interested persons" of the Trust or the Subadviser, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of the Subadvisory Fee Waiver Agreement. Upon termination of the Subadvisory Agreement with respect to a Fund, the Subadvisory Fee Waiver Agreement shall automatically terminate.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus and/or the Statement of Additional Information.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

        SunAmerica Specialty Series
        SUPPLEMENTS TO THE PROSPECTUS

                          SunAmerica Specialty Series
                              AIG Small-Cap Fund
                                 (the "Fund")

   Supplement dated November 19, 2018, to the Summary Prospectus, Prospectus
                    and Statement of Additional Information
       each dated February 28, 2018, as supplemented and amended to date

Effective November 19, 2018, SunAmerica Asset Management, LLC ("SunAmerica") has agreed to modify the expense caps on total expenses to reduce the net expenses paid by shareholders of the Fund. In addition, pursuant to an Advisory Fee Waiver Agreement, SunAmerica has contractually agreed to waive a portion of its fees payable by the Fund through February 29, 2020. The Board of Trustees also approved a Subadvisory Fee Waiver Agreement by and between SunAmerica and Cadence Capital Management, LLC ("Cadence"), the Fund's subadviser, with respect to the Fund. Effective November 19, 2018, pursuant to the Subadvisory Fee Waiver Agreement, Cadence has contractually agreed to waive a portion of its fees payable by SunAmerica, with respect to the Fund, through February 29, 2020. Accordingly, the following changes to the Summary Prospectus, Prospectus and Statement of Additional Information are effective as of November 19, 2018:

The table in the section of the Fund's Summary Prospectus entitled "Fees and Expenses of the Fund" and the table in the subsection of the Fund's Prospectus entitled "Fund Highlights - Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

                                                                                               Class A Class C Class W
                                                                                               ------- ------- -------
Shareholder Fees
  (fees paid directly from your investment)...................................................
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).........................................................  5.75%   None    None
Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of the amount redeemed or original purchase cost)/(1)/.......  None    1.00%   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...................................  None    None    None
Annual Fund Operating Expenses
  (expenses that you pay each year as a percentage of the value of your investment)...........
Management Fees...............................................................................  1.00%   1.00%   1.00%
Distribution and/or Service (12b-1) Fees......................................................  0.35%   1.00%   None
Other Expenses................................................................................  0.66%   1.38%   1.02%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement...........  2.01%   3.38%   2.02%
Fee Waiver and/or Expense Reimbursement/(2)(3)(4)/............................................  0.76%   1.48%   0.97%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(2)(3)(4)/.  1.25%   1.90%   1.05%

--------
(1) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 7-9 of the Prospectus for more information about the CDSCs.

(2) Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica" or the "Adviser") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.25%, 1.90% and 1.05% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the trustees of the Board of Trustees who are not "interested persons" of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

(3) Any waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.

        SunAmerica Specialty Series
        SUPPLEMENTS TO THE PROSPECTUS


(4) Pursuant to an Advisory Fee Wavier Agreement, effective through
    February 29, 2020, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.85% of average daily net assets. This agreement may be modified or discontinued prior to February 29, 2020, only with the approval of the Board of Trustees, including a majority of the Independent Trustees.

The example in the section of the Fund's Summary Prospectus entitled "Fees and Expenses of the Fund" and the example in the subsection of the Fund's Prospectus entitled "Fund Highlights - Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

                                  1 Year 3 Years 5 Years 10 Years
                                  ------ ------- ------- --------
              AIG Small-Cap Fund
              Class A............  $695   $949   $1,222   $1,999
              Class C............   293    597    1,026    2,222
              Class W............   107    334      579    1,283

You would pay the following expenses if you did not redeem your shares:

                                  1 Year 3 Years 5 Years 10 Years
                                  ------ ------- ------- --------
              AIG Small-Cap Fund
              Class A............  $695   $949   $1,222   $1,999
              Class C............   193    597    1,026    2,222
              Class W............   107    334      579    1,283

In the subsection of the Fund's Prospectus entitled "Fund Management - Adviser," the third paragraph is deleted in its entirety and replaced with the following:

   Pursuant to an Investment Advisory and Management Agreement, the Fund pays SunAmerica a management fee at the annual rate of 1.00% of the average daily net assets of the Fund. Pursuant to an Advisory Fee Waiver Agreement, effective November 19, 2018, through February 29, 2020, SunAmerica has contractually agreed to waive its management fee with respect to the Fund so that the management fee payable by the Fund to SunAmerica equals 0.85% of average daily net assets.

   In addition, SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent noted in the footnotes to the Fees and Expenses Table of this Prospectus. Any waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any. The potential amount of the recoupment is accounted for as a contingent liability that is not recordable on the balance sheet of the Fund until collection is probable, but appears as footnote disclosure to the Fund's financial statements. At such time as it appears probable that the Fund is able to effect such recoupment and that SunAmerica intends to seek such recoupment, the amount of the recoupment will be accrued as an expense of the Fund for that current period.

In the subsection of the Fund's Prospectus entitled "Fund Management - Subadviser," the following is added to the end of the second paragraph:

   Pursuant to a Subadvisory Fee Waiver Agreement, effective November 19, 2018, through February 29, 2020, Cadence has contractually agreed to waive its subadvisory fee with respect to the Fund so that the subadvisory fee payable by SunAmerica to Cadence equals 0.40% of average daily net assets.

        SunAmerica Specialty Series
        SUPPLEMENTS TO THE PROSPECTUS


The subsection of the Fund's Statement of Additional Information entitled "Management of the Fund - The Adviser" is amended by adding the following after the seventh paragraph:

   Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Fund so that the advisory fee rate payable by the Fund to SunAmerica under the Investment Advisory and Management Agreement is 0.85% of the Fund's average daily net assets. The Advisory Fee Waiver Agreement will continue in effect until February 29, 2020, and from year to year thereafter provided such continuance is agreed to by SunAmerica and approved by a majority of the Trustees of the Trust who (i) are not "interested persons" of the Trust or the Adviser, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of the Advisory Fee Waiver Agreement. Upon termination of the Investment Advisory and Management Agreement with respect to the Fund, the Advisory Fee Waiver Agreement shall automatically terminate.

The eighth paragraph of the subsection of the Fund's Statement of Additional Information entitled "Management of the Fund - The Adviser" is deleted in its entirety and replaced with the following:

   Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed the following amounts in the table below.

                             Total Annual Fund Operating Expenses
                             (as a percentage of average daily net assets)
                             ---------------------------------------------
                             Class                            %
                                        -----                   ----
                             Class A Shares.............. 1.25%
                             Class C Shares.............. 1.90%
                             Class W Shares.............. 1.05%

The tenth paragraph of the subsection of the Fund's Statement of Additional Information entitled "Management of the Fund - The Adviser" is deleted in its entirety and replaced with the following:

   Further, any waivers and/or reimbursements made by SunAmerica with respect to the Fund pursuant to the Expense Limitation Agreement are subject to recoupment from the Fund within the two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any. The potential reimbursements are accounted for as possible contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable, but will appear as footnote disclosure to the Fund's financial statements. At such time as it appears probable that the Fund is able to effect such reimbursement and that SunAmerica intends to seek such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

The subsection of the Fund's Statement of Additional Information entitled "Management of the Fund - The Subadviser" is amended by adding the following after the third paragraph:

   Pursuant to a Subadvisory Fee Waiver Agreement, Cadence is contractually obligated to waive a portion of its subadvisory fee with respect to the Fund so that the subadvisory fee payable by SunAmerica to Cadence is equal to 0.40% of the Fund's average daily net assets. The Subadvisory Fee Waiver Agreement shall continue in effect through February 29, 2020, and from year to year thereafter provided such continuance is agreed to by the Subadviser and approved by a majority of the Trustees of the Trust who (i) are not "interested persons" of the Trust or the Subadviser, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of the Subadvisory Fee Waiver Agreement. Upon termination of the Subadvisory Agreement with respect to the Fund, the Subadvisory Fee Waiver Agreement shall automatically terminate.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus and/or the Statement of Additional Information.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[LOGO]
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors/Trustees                       VOTING PROXIES ON FUND PORTFOLIO           DELIVERY OF SHAREHOLDER DOCUMENTS
 Richard W. Grant                        SECURITIES                                 The Funds have adopted a policy that
 Peter A. Harbeck                        A description of the policies and proce-   allows them to send only one copy of a
 Dr. Judith L. Craven                    dures that the Trust uses to determine     Fund's prospectus, proxy material,
 William F. Devin                        how to vote proxies related to securities  annual report and semi-annual report
 Stephen J. Gutman                       held in a Fund's portfolio, which is       (the "shareholder documents") to
 Eileen A. Kamerick                      available in the Trust's Statement of      shareholders with multiple accounts
Officers                                 Additional Information, may be ob-         residing at the same "household." This
 John T. Genoy, President and Chief      tained without charge upon request, by     practice is called householding and
   Executive Officer                     calling (800) 858-8850. The in-            reduces Fund expenses, which benefits
 Timothy Pettee, Vice President          formation is also available from the       you and other shareholders. Unless the
 James Nichols, Vice President           EDGAR database on the U.S. Secu-           Funds receive instructions to the con-
 Gregory N. Bressler, Secretary          rities and Exchange Commission's           trary, you will only receive one copy of
 Gregory R. Kingston, Treasurer          website at http://www.sec.gov.             the shareholder documents. The Funds
 Shawn Parry, Vice President and         PROXY VOTING RECORD ON FUND                will continue to household the share-
   Assistant Treasurer                   PORTFOLIO SECURITIES                       holder documents indefinitely, until we
 Donna McManus, Vice President and       Information regarding how the Trust        are instructed otherwise. If you do not
   Assistant Treasurer                   voted proxies related to securities held   wish to participate in householding
 Kathleen Fuentes, Chief Legal Officer   in the Funds during the most recent        please contact Shareholder Services at
   and Assistant Secretary               twelve month period ended June 30 is       (800) 858-8850 ext. 6010 or send a
 Christopher C. Joe, Chief Compliance    available, once filed with the U.S.        written request with your name, the
   Officer                               Securities and Exchange Commission,        name of your fund(s) and your ac-
 Matthew J. Hackethal, Anti-Money        without charge, upon request, by call-     count number(s) to AIG Funds,
   Laundering Compliance Officer         ing (800) 858-8850 or on the U.S.          P.O. Box 219186, Kansas City MO,
Investment Adviser                       Securities and Exchange Commission         64121-9186. We will resume in-
 SunAmerica Asset Management, LLC        website at http://www.sec.gov.             dividual mailings for your account
 Harborside 5                            DISCLOSURE OF QUARTERLY PORTFOLIO          within thirty (30) days of receipt of
 185 Hudson Street, Suite 3300           HOLDINGS                                   your request.
 Jersey City, NJ 07311                   The Trust is required to file its com-     This report is submitted solely for the
Distributor                              plete schedule of portfolio holdings       general information of shareholders of
 AIG Capital Services, Inc.              with the U.S. Securities and Exchange      the Funds. Distribution of this report
 Harborside 5                            Commission for its first and third fiscal  to persons other than shareholders of
 185 Hudson Street, Suite 3300           quarters on Form N-Q. The Trust's          the Funds is authorized only in con-
 Jersey City, NJ 07311                   Forms N-Q are available on the U.S.        nection with a currently effective pro-
Shareholder Servicing Agent              Securities and Exchange Commission         spectus, setting forth details of the
 AIG Fund Services, Inc.                 website at http://www.sec.gov. You can     Funds, which must precede or accom-
 Harborside 5                            also review and obtain copies of the       pany this report.
 185 Hudson Street, Suite 3300           Forms N-Q at the U.S. Securities and
 Jersey City, NJ 07311                   Exchange Commission Public Refer-
Custodian                                ence Room in Washington DC
 State Street Bank and Trust Company     (information on the operation of the
 One Lincoln Street                      Public Reference Room may be ob-
 Boston, MA 02111                        tained by calling 1-800-SEC-0330).
Transfer Agent
 DST Asset Manager Solutions, Inc.
 303 W 11th Street
 Kansas City, MO 64105

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

                                    [GRAPHIC]



For information on receiving this report online, see inside back cover.


AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

HWANN-10/18

Item 2.  Code of Ethics

         SunAmerica Specialty Series ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended October 31, 2018, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3.  Audit Committee Financial Expert.

         As of January 16, 2018, the registrant's Board of Trustees has determined that Eileen A. Kamerick, a Trustee of the registrant, qualifies as an audit committee financial expert, as defined in Item 3
         (b) of Form N-CSR. Ms. Kamerick is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountants were as follows:

                                                        2017     2018
        (a) Audit Fees.............................   $275,088 $249,965
        (b) Audit-Related Fees.....................   $      0 $      0
        (c) Tax Fees...............................   $      0 $      0
        (d) All Other Fees.........................   $      0 $      0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                      2017      2018
         (b) Audit-Related Fees.................... $      0   $     0
         (c) Tax Fees.............................. $      0   $     0
         (d) All Other Fees........................ $      0   $36,429

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

         (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2017 and 2018 were $0 and $105,000, respectively.

     (h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

         Not applicable.

Item 13. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: January 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: January 4, 2019

By:  /s/ Gregory R. Kingston
     --------------------------
     Gregory R. Kingston
     Treasurer

Date: January 4, 2019